As filed with the Securities and Exchange Commission on April 23, 1999

                                                       Registration No. 33-74190

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                -----------------
                                    FORM S-6
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2


                         Post-Effective Amendment No. 10
                                -----------------
                        SECURITY LIFE SEPARATE ACCOUNT L1
                              (Exact Name of Trust)



                    SECURITY LIFE OF DENVER INSURANCE COMPANY
                               (Name of Depositor)
                                  1290 Broadway
                           Denver, Colorado 80203-5699
              (Address of Depositor's Principal Executive Offices)



                                                 Copy to:
GARY W. WAGGONER, ESQ.                           KIMBERLY J. SMITH, ESQ.
Security Life of Denver Insurance Company        Sutherland Asbill & Brennan LLP
1290 Broadway                                    1275 Pennsylvania Avenue, NW
Denver, Colorado 80203-5699                      Washington, D.C. 20004-2415
                                                 (202) 383-0314

(Name and Address of Agent for Service)


                          ----------------------------


It is proposed that this filing will become effective:

                on April 15, 1999 pursuant to paragraph (a) of Rule 485
          ---
                60 days after filing pursuant to paragraph (a) of Rule 485
          ---
           X    on May 1, 1999 pursuant to paragraph (b) of Rule 485
          ---
                immediately upon filing pursuant to paragraph (b) of Rule 485
          ---
                this post-effective amendment designates a new effective date for a previously filed post-effective amendment
          ---

Title of securities being registered: Variable life insurance policies.

              SECURITY LIFE SEPARATE ACCOUNT L1 (File No. 33-74190)
                              Cross-Reference Table






Form N-8B-2 Item No.          Caption in Prospectus


1, 2                          Cover; Security Life of Denver Insurance Company;
                              Security Life Separate Account L1

3                             Inapplicable

4                             Security Life of Denver Insurance Company

5, 6                          Security Life Separate Account L1

7                             Inapplicable

8                             Financial Statements

9                             Inapplicable

10(a), (b), (c), (d), (e)     Policy Summary; Policy Values, Determining the
                              Value in the Variable Divisions;
                              Charges, Deductions and Refunds;
                              Surrender; Partial Withdrawals; The Guaranteed
                              Interest Division; Transfers of Account Value;
                              Right to Exchange Policy; Lapse; Reinstatement;
                              Premiums

10(f)                         Voting Privileges; Right to Change Operations

10(g), (h)                    Right to Change Operations

10(i) Tax Considerations; Detailed Information about the FirstLine Universal Life Policy;
                              General Policy Provisions; The Guaranteed
                              Interest Division

11, 12                        Security Life Separate Account L1

13                            Policy Summary; Charges, Deductions and Refunds;
                              and Group or Sponsored Arrangements or
                              Corporate Purchasers

Form N-8B-2 Item No.          Caption in Prospectus


14, 15 Policy Summary; Free Look Period or Right to Examine Policy Period; General Policy Provisions; Applying for a Policy

16 Premiums; Allocation of Net Premiums; How We Calculate Accumulation Unit Values for Each Division

17                            Premium Payments Affect Your Coverage; Surrender;
                              Partial Withdrawals

18                            Policy Summary; Tax Considerations; Detailed
                              Information about the FirstLine
                              Universal Life Policy; Security Life Separate Account L1; Persistency Refund

19                            Reports to Owners; Notification and
                              Claims Procedures; Performance Information
                              (Appendix C)

20                            See 10(g) & 10(a)

21                            Policy Loans

22 Policy Summary; Premiums; Grace Period; Security Life Separate Account L1; Detailed Information about the FirstLine Universal Life Policy

23                            Inapplicable

24                            Inapplicable

25                            Security Life of Denver Insurance Company

26                            Inapplicable

27, 28, 29, 30                Security Life of Denver Insurance Company

31, 32, 33, 34                Inapplicable

35                            Inapplicable

36                            Inapplicable

Form N-8B-2 Item No.          Caption in Prospectus


37                            Inapplicable

38, 39, 40, 41(a)             General Policy Provisions; Distribution of
                              the Policies; Security Life of Denver Insurance
                              Company

41(b), 41(c), 42, 43          Inapplicable

44                            Determining the Value in the Variable Divisions;
                              How We Calculate Accumulation Unit Values for Each Division

45                            Inapplicable

46 Partial Withdrawals; Detailed Information about the FirstLine Universal Life Policy

47, 48, 49, 50                Inapplicable

51                            Detailed Information about the FirstLine
                              Universal Life Policy

52                            Determining the Value in the Variable Divisions;
                              Right to Change Operations

53(a)                         Tax Considerations

53(b), 54, 55                 Inapplicable

56, 57, 58                    Inapplicable

59                            Financial Statements

                                   Prospectus

                        FIRSTLINE VARIABLE UNIVERSAL LIFE
           A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                                    issued by

                    SECURITY LIFE OF DENVER INSURANCE COMPANY
                                       AND
                        SECURITY LIFE SEPARATE ACCOUNT L1





Consider carefully the policy charges, deductions, and refunds beginning on page 47 in this prospectus.


You should read this prospectus and keep it for future reference. A prospectus for each underlying fund portfolio must accompany and should be read together with this prospectus.


This policy is not available in all jurisdictions. This policy is not offered in any jurisdiction where this type of offering is not legal. Depending on the state where it is issued, policy features may vary. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.


Replacing your existing life insurance policy(ies) with this policy may not be beneficial to you.


Your Policy
      o    is a flexible premium variable universal life insurance policy;
      o    is issued by Security Life of Denver Insurance Company;
      o is guaranteed not to lapse during the first three policy years if you meet certain requirements; and
      o is returnable by you during the free look period or right to examine policy period if you are not satisfied.

YOUR POLICY PREMIUM PAYMENTS
      o    are flexible, so the premium amount and frequency may vary;
      o are allocated to variable investment divisions and the guaranteed interest division, based on your instructions;
      o are invested in shares of the underlying investment portfolios under each variable division; and
      o can be invested in up to eighteen investment options over the policy's lifetime.

YOUR ACCOUNT VALUE
      o    is the sum of your holdings in the variable divisions, the guaranteed interest division and the loan division;
      o    has no guaranteed minimum cash value under the variable
           divisions. The value varies with the value of the matching investment portfolio;
      o has a minimum guaranteed rate of return if you have an amount in the guaranteed interest division; and
      o is subject to various expenses and charges, including possible surrender charges.

DEATH PROCEEDS
      o are paid if the policy is still in force when the insured person dies;
      o are equal to the death benefit minus outstanding policy loans, accrued loan interest and unpaid charges incurred before the insured person dies;
      o    are calculated under your choice of options;
           * Option 1- a fixed minimum death benefit
           * Option 2- a stated death benefit plus your account value
           * Option 3- a stated death benefit plus the sum of the premiums you have paid minus partial withdrawals you have taken for policies delivered on or before December 31, 1997; and
      o are generally not federally income taxed if your policy continues to meet the federal income tax definition of life insurance.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                         DATE OF PROSPECTUS MAY 1, 1999

Form V-55-99

ISSUED BY: Security Life of Denver   UNDERWRITTEN BY: ING America Equities, Inc.
               Insurance Company                      1290 Broadway
           Security Life Center                       Denver, CO 80203-5699
           1290 Broadway                              (303) 860-2000
           Denver, CO 80203-5699
           (800) 525-9852


THROUGH ITS:         Security Life Separate Account L1


ADMINISTERED BY:     Customer Service Center
                     P.O. Box 173888
                     Denver, CO 80217-3888
                     (800) 848-6362









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TABLE OF CONTENTS


POLICY SUMMARY.................................................................8
         Your Policy...........................................................8
         Free Look Period or Right to Examine Policy Period....................8
         Your Policy Premiums..................................................8
                  Allocation of Net Premiums...................................8
         Variable Divisions....................................................8
         Policy Values.........................................................9
                  Your Account Value in the Variable Divisions.................9
         Transfers of Account Value...........................................10
         Special Policy Features..............................................10
                  Additional Benefits.........................................10
                  Dollar Cost Averaging.......................................10
                  Automatic Rebalancing.......................................10
                  Loans.......................................................10
                  Partial Withdrawals.........................................10
                  Persistency Refund..........................................10
         Policy Modification, Termination and Continuation
           Features...........................................................10
                  Right to Exchange Policy....................................10
                  Surrender...................................................10
                  Lapse.......................................................11
                  Reinstatement...............................................11
                  Policy Maturity.............................................11
         Death Benefits.......................................................11
         Charges and Deductions...............................................11
                  Deductions from Premium.....................................11
                  Deductions from the Variable Divisions......................12
                  Monthly Deductions from Your Account Value..................12
                  Policy Transaction Fees.....................................12
                  Surrender Charges...........................................12
         Tax Considerations...................................................12

INFORMATION ABOUT SECURITY LIFE, THE VARIABLE ACCOUNT, THE
INVESTMENT OPTIONS
  AND THE GUARANTEED INTEREST DIVISION........................................13
         Security Life of Denver Insurance Company............................13
         Year 2000 Preparedness...............................................13
         Security Life Separate Account L1....................................14
                  Variable Account Structure..................................14
                  Order of Variable Account Liabilities.......................14
                  Variable Divisions..........................................14
                  Investment Portfolios.......................................14
         Objectives of the Investment Portfolios..............................15
         The Guaranteed Interest Division.....................................19
         Maximum Number of Investment Divisions...............................19

DETAILED INFORMATION ABOUT THE FIRSTLINE VARIABLE UNIVERSAL LIFE
POLICY.......20
         Applying for a Policy................................................20
                  Policy Issuance.............................................20
                  Definition of Life Insurance Choice.........................20
         Temporary Insurance..................................................20
         Premiums ............................................................21
                  Scheduled Premiums..........................................21
                  Unscheduled Premium Payments................................21

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                  Minimum Annual Premium......................................22
                  Special Continuation Period.................................22
                  Allocation of Net Premiums..................................22
         Premium Payments Affect Your Coverage................................23
                  Modified Endowment Contracts................................23
         Death Benefits.......................................................23
                  Base Death Benefit..........................................25
                  Death Benefit Options.......................................25
                  Changes in Death Benefit Options............................26
                  Changes in Death Benefit Amounts............................27
                  Guaranteed Minimum Death Benefit............................28
                  Requirements to Maintain the Guarantee Period...............28
         Additional Benefits..................................................29
                  Accidental Death Benefit Rider..............................29
                  Additional Insured Rider....................................29
                  Adjustable Term Insurance Rider.............................30
                  Children's Insurance Rider..................................31
                  Right to Change Insured Rider...............................31
                  Guaranteed Insurability Rider...............................31
                  Waiver of Cost of Insurance Rider...........................31
                  Waiver of Specified Premium Rider...........................31
         Special Features.....................................................31
                  Policy Maturity.............................................31
                  Right to Exchange Policy....................................31
         Policy Values........................................................32
                  Account Value...............................................32
                  Net Account Value...........................................32
                  Cash Surrender Value........................................32
                  Net Cash Surrender Value....................................32
                  Determining the Value in the Variable Divisions.............32
                  How We Calculate Accumulation Unit Values for Each Division.33
         Transfers of Account Value...........................................33
                  Excessive Trading...........................................33
                  Guaranteed Interest Division Transfers......................34
         Dollar Cost Averaging................................................34
                  Changing Dollar Cost Averaging..............................34
                  Terminating Dollar Cost Averaging...........................34
         Automatic Rebalancing................................................35
                  Changing Automatic Rebalancing..............................35
                  Terminating Automatic Rebalancing...........................35
         Policy Loans.........................................................35
                  Loan Repayment..............................................36
                  Loans and Your Benefits.....................................36
         Partial Withdrawals..................................................37
                  Partial Withdrawals under Death Benefit Option 1............37
                  Partial Withdrawals under Death Benefit Option 2............37
                  Partial Withdrawals under Death Benefit Option 3............37
                  Stated Death Benefit and Target Death Benefit Reductions....37
                  Partial Withdrawal Mechanics................................38
         Lapse................................................................38
                  Grace Period................................................38
                  If You Have the Guaranteed Minimum Death Benefit in Effect..38
         Reinstatement........................................................39
         Surrender............................................................40
         General Policy Provisions............................................40

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                  Free Look Period or Right to Examine Policy Period..........40
                  Your Policy.................................................41
                  Age.........................................................41
                  Ownership...................................................41
                  Beneficiary(ies)............................................41
                  Collateral Assignment.......................................42
                  Incontestability............................................42
                  Misstatements of Age or Gender..............................42
                  Suicide  ...................................................42
                  Transaction Processing......................................42
                  Notification and Claims Procedures..........................43
                  Telephone Privileges........................................43
                  Non-participation...........................................43
                  Distribution of the Policies................................43
                  Advertising Practices and Sales Literature..................44
                  Settlement Provisions.......................................44
         Administrative Information About the Policy..........................45
                  Voting Privileges...........................................45
                  Material Conflicts..........................................46
                  Right to Change Operations..................................46
                  Reports to Owners...........................................47

CHARGES, DEDUCTIONS AND REFUNDS...............................................47
         Deductions from Premiums.............................................47
                  Tax Charges.................................................47
                  Sales Charge................................................48
         Daily Deductions from the Variable Account...........................48
                  Mortality and Expense Risk Charge...........................48
         Monthly Deductions from Your Account Value...........................48
                  Policy Charge...............................................49
                  Monthly Administrative Charge...............................49
                  Cost of Insurance Charge....................................49
                  Guaranteed Issue............................................50
                  Charges for Additional Benefits.............................50
                  Changes in Monthly Charges..................................50
                  Guaranteed Minimum Death Benefit Charge.....................50
         Policy Transaction Fees..............................................50
                  Partial Withdrawals.........................................50
                  Transfers...................................................50
                  Illustrations...............................................50
                  Premium Allocation Change...................................50
         Persistency Refund...................................................51
         Surrender Charge.....................................................51
                  Administrative Surrender Charge.............................52
                  Sales Surrender Charge......................................52
                  Calculation of Surrender Charge.............................53
         Fees and Expenses of the Investment Portfolios.......................54
                  Investment Portfolio Annual Expenses........................55
         Group or Sponsored Arrangements or Corporate Purchasers..............57
         Other Charges........................................................57

TAX CONSIDERATIONS............................................................57
         Tax Status of the Policy.............................................57
         Diversification Requirements.........................................58
         Tax Treatment of Policy Death Benefits...............................58

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         Modified Endowment Contracts.........................................59
         Multiple Policies....................................................59
         Distributions Other than Death Benefits from Modified Endowment
           Contracts..........................................................59
         Distributions Other than Death Benefits from Policies That Are Not
           Modified Endowment Contracts.......................................59
         Investment in the Policy.............................................59
         Policy Loans.........................................................60
         Section 1035 Exchanges...............................................60
         Tax-exempt Policy Owners.............................................60
         Possible Tax Law Changes.............................................60
         Changes to Comply with the Law.......................................60
         Other................................................................60

ILLUSTRATIONS.................................................................62

ADDITIONAL INFORMATION........................................................66
         Directors and Officers...............................................66
         Regulation...........................................................69
         Legal Matters........................................................69
         Legal Proceedings....................................................69
         Experts  ............................................................69
         Registration Statement...............................................69

FINANCIAL STATEMENTS..........................................................70

APPENDIX A...................................................................171

APPENDIX B...................................................................179

APPENDIX C...................................................................180


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INDEX OF SPECIAL TERMS

The following special terms are used in this prospectus. We explain each term on the page(s) listed in the body of this prospectus and in the summary, if applicable:

Account value..................................................................9
Accumulation unit.............................................................32
Accumulation unit value.......................................................32
Adjustable term insurance rider...............................................23
Age.......................................................................20, 41
Base death benefit............................................................25
Beneficiary(ies)..............................................................11
Cash surrender value...........................................................9
Customer service center........................................................2
Death proceeds................................................................25
Free look period..............................................................40
General account...............................................................14
Guarantee period..............................................................28
Guarantee period annual premium...............................................28
Guaranteed interest division..................................................19
Guaranteed minimum death benefit..............................................28
Initial premium...............................................................20
Insured.......................................................................20
Investment date...............................................................20
Investment division...........................................................19
Loan division..................................................................9
Maturity date.................................................................31
Minimum annual premium........................................................22
Monthly processing date.......................................................22
Net account value..........................................................9, 32
Net amount at risk.............................................................9
Net cash surrender value.......................................................9
Net premium................................................................8, 22
Owner......................................................................8, 41
Partial withdrawal............................................................37
Policy.....................................................................8, 14
Policy date...................................................................20
Policy loan...................................................................35
Portfolios.................................................................9, 14
Rider.........................................................................10
Scheduled premium.............................................................21
Segment.......................................................................27
Special continuation period...................................................22
Stated death benefit..........................................................20
Surrender charge...............................................................9
Target death benefit..........................................................30
Target premium................................................................52
Total death benefit...........................................................30
Transaction date..............................................................32
Valuation date.................................................................9
Valuation period...........................................................9, 33
Variable account..............................................................14
Variable division(s)..........................................................14

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POLICY SUMMARY

THIS SUMMARY HIGHLIGHTS SOME OF THE IMPORTANT POINTS ABOUT YOUR POLICY. THE POLICY IS MORE FULLY DESCRIBED IN THE ATTACHED, COMPLETE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY. "WE," "US," "OUR," AND THE "COMPANY" REFER TO SECURITY LIFE OF DENVER INSURANCE COMPANY. "YOU" AND "YOUR" REFER TO THE POLICY OWNER. THE OWNER IS THE INDIVIDUAL, ENTITY, PARTNERSHIP, REPRESENTATIVE OR PARTY WHO MAY EXERCISE ALL RIGHTS OVER THE POLICY AND RECEIVE THE POLICY BENEFITS DURING THE INSURED PERSON'S LIFETIME.

ANY STATE VARIATIONS ARE COVERED IN A SPECIAL POLICY FORM FOR USE IN THAT STATE. THIS PROSPECTUS PROVIDES A GENERAL DESCRIPTION OF THE POLICY. YOUR ACTUAL POLICY AND ANY RIDERS ARE THE CONTROLLING DOCUMENTS. IF YOU WOULD LIKE TO REVIEW A COPY OF THE POLICY AND RIDERS, CONTACT OUR CUSTOMER SERVICE CENTER.


YOUR POLICY

Your policy provides life insurance protection on the insured person. The policy includes the basic policy, applications, and any riders or endorsements. As long as the policy remains in force, we pay a death benefit at the death of the insured person. While your policy is in force, you may access your policy value by taking loans or partial withdrawals. You may also surrender your policy for its net cash surrender value. On the policy anniversary after the insured person reaches age 100, if the insured person is still alive we will pay a maturity benefit instead of a death benefit. SEE POLICY MATURITY, PAGE 31.

Life insurance is not a short-term investment. You should evaluate your need for life insurance coverage and this policy's long-term investment potential and risks before purchasing a policy.


FREE LOOK PERIOD OR RIGHT TO EXAMINE POLICY PERIOD

You have the right to examine your policy and return it for a refund of premiums paid or the account value, as specified by state law, if you are not satisfied for any reason. The policy is then void. SEE FREE LOOK PERIOD OR RIGHT TO EXAMINE POLICY PERIOD, PAGE 40.

YOUR POLICY PREMIUMS

The policy is a flexible premium policy because the amount and frequency of the premium payments you make may vary within limits. You must make premium payments:
     o   for us to issue your policy;
     o   sufficient to keep your policy in force; and
     o   as necessary to continue certain benefits.

On your application, you choose how much and how often you want to pay premiums. Depending on your choices, it may not be enough to keep your policy or certain riders in force. The amount of premium you pay affects the length of time your policy stays in force. SEE PREMIUMS, PAGE 21.

ALLOCATION OF NET PREMIUMS

This policy has premium-based charges which are subtracted from your payments. We add the balance, or the net premium, to your policy based on your investment instructions. You may allocate the net premiums among one or more variable divisions, the guaranteed interest division, or both. You may not invest in more than eighteen investment divisions, including the guaranteed interest division, over the life of your policy.

We apply net premium payments we have received from you to your policy after we:
     o   receive your initial premium;
     o   have the information we require;
     o   approve your policy application; and
     o   issue your policy.

You need to allocate your premiums to your investment choices in percentages that are whole numbers and which total 100%. SEE ALLOCATION OF NET PREMIUMS, PAGE 22.


VARIABLE DIVISIONS

Any amount you direct into the guaranteed interest division is credited with interest at a fixed rate set by us. If you invest in any of the following variable divisions, depending on market conditions, you may make or lose money. The variable divisions are described in the prospectuses for the underlying investment portfolios.

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Each variable division investment portfolio has its own investment objective. SEE OBJECTIVES OF THE INVESTMENT PORTFOLIOS, PAGE 15.

AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation Fund
AIM V.I. Government Securities Fund

THE ALGER AMERICAN FUND
Alger American Growth Portfolio
Alger American Leveraged AllCap Portfolio
Alger American MidCap Growth Portfolio
Alger American Small Capitalization Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND & VARIABLE INSURANCE
PRODUCTS FUND II

VIP Growth Portfolio
VIP Money Market Portfolio
VIP Overseas Portfolio
VIP II Asset Manager Portfolio
VIP II Index 500 Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-Equity Income Fund (formerly, INVESCO VIF-Industrial Income
                                Portfolio)
INVESCO VIF-High Yield Fund
INVESCO VIF-Small Company Growth Fund
INVESCO VIF-Total Return Fund
INVESCO VIF-Utilities Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Growth Portfolio
Neuberger Berman AMT Limited Maturity Bond Portfolio
Neuberger Berman AMT Partners Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Bond Fund
Van Eck Worldwide Emerging Markets Fund
Van Eck Worldwide Hard Assets Fund
Van Eck Worldwide Real Estate Fund


POLICY VALUES

Your policy account value is the amount you have in the guaranteed interest division, plus the amount you have in each variable division. If you have outstanding policy loans, your account value includes the amount in the loan division. The loan division is part of our general account specifically designed to hold money used as collateral for loans and loan interest. The general account contains all of our assets other than those held in the variable account, or our other separate accounts. Your account value reflects:
     o   net premiums;
     o   deductions for charges;
     o the investment performance of the amounts you have in the variable divisions;
     o interest earned on the amount you have in the guaranteed interest division;
     o   interest earned on the amount you have in the loan division; and
     o   partial withdrawals.

We subtract charges and partial withdrawals you take from your account value. You make a partial withdrawal when you withdraw part of your net cash surrender value. Partial withdrawals may reduce the amount of base death benefit which may trigger a surrender charge.

We may deduct a surrender charge from your account value in the event of:
     o   surrender;
     o   policy lapse;
     o   requested reductions in the stated death benefit; or
     o   certain partial withdrawals.

SEE SURRENDER CHARGE, PAGE 51.

Your cash surrender value is equal to your account value minus any surrender charge.

Your net cash surrender value is equal to the cash surrender value minus outstanding policy loans and accrued loan interest, if any.

Your net account value is equal to the account value minus outstanding policy loans and accrued loan interest, if any.

YOUR ACCOUNT VALUE IN THE VARIABLE DIVISIONS

Accumulation units are the way we measure value in the variable divisions. Accumulation unit value is the value of a unit of a variable division on the valuation date. Each variable division has a different accumulation unit value. SEE DETERMINING THE VALUE IN THE VARIABLE DIVISIONS, PAGE 32.

On each valuation date, we determine the accumulation unit values. The accumulation unit value for each variable division reflects the investment performance of the matching investment portfolio during the valuation period. The valuation period is the time beginning at 4:00 p.m. Eastern time on a valuation date and ending at 4:00 p.m. Eastern time on the next valuation date. Each accumulation

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unit value reflects asset-based charges under the policy, and the expenses of the investment portfolios. SEE HOW WE CALCULATE ACCUMULATION UNIT VALUES FOR EACH DIVISION, PAGE 33.


TRANSFERS OF ACCOUNT VALUE

You may make up to twelve free transfers among the variable divisions or to the guaranteed interest division per policy year. We charge $25 for each transfer over twelve you make in a policy year. This charge does not apply to any automatic rebalancing or dollar cost averaging transfers: they are free. There are restrictions on transfers to or from the guaranteed interest division. SEE TRANSFERS OF ACCOUNT VALUE, PAGE 33.


SPECIAL POLICY FEATURES

ADDITIONAL BENEFITS

You may attach certain additional benefits to your policy by rider. A rider changes benefits under your policy. In most cases, we deduct a monthly charge from your account value for these benefits. SEE ADDITIONAL BENEFITS, PAGE 29.

DOLLAR COST AVERAGING

You may choose dollar cost averaging on your application or complete a customer service form. Dollar cost averaging is a systematic plan of transferring account values to selected investment divisions. It is intended to protect your policy's value from short-term price fluctuations. However, dollar cost averaging does not assure a profit, nor does it protect against a loss in a declining market. Dollar cost averaging is free. SEE DOLLAR COST AVERAGING, PAGE 34.

AUTOMATIC REBALANCING

You may choose automatic rebalancing on your policy. Automatic rebalancing periodically reallocates your net account value among the investment divisions to maintain your specified distribution of account value among those divisions. Automatic rebalancing is free. SEE AUTOMATIC REBALANCING, PAGE 35.

LOANS

You may take loans against your policy's net cash surrender value. We charge an annual loan interest rate of 3.75%. We credit an annual interest rate of 3% on amounts held in the loan division as collateral for your loan. Beginning in your eleventh policy year, where permitted by law, we may include amounts in the loan division for calculation of your policy's persistency refund. SEE POLICY LOANS, PAGE 35.

PARTIAL WITHDRAWALS

You may withdraw part of your net cash surrender value any time after your first policy year. You may make only one partial withdrawal per policy year. Partial withdrawals may reduce the death benefit and will reduce your account value. Surrender charges may apply. SEE PARTIAL WITHDRAWALS, PAGE 37.

PERSISTENCY REFUND

After your tenth policy anniversary, where permitted by state law, we credit your account value with a persistency refund on every monthly processing date. SEE PERSISTENCY REFUND, PAGE 51.


POLICY MODIFICATION, TERMINATION AND CONTINUATION FEATURES

RIGHT TO EXCHANGE POLICY

For 24 months after the policy date you can exchange your policy for a guaranteed policy, unless state law requires differently. The right to exchange your policy is free. SEE RIGHT TO EXCHANGE POLICY, PAGE 31.

SURRENDER

You may surrender your policy for its net cash surrender value at any time while the insured person is living.

We calculate your net cash surrender value on the valuation date we receive your request and policy at our customer service center. All insurance coverage ends on the date we receive your request. You must return your policy or a lost policy form to us. SEE SURRENDER, PAGE 40.

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LAPSE

In general, insurance coverage continues as long as your policy's net cash surrender value is enough to pay the monthly deductions. However, your policy and its riders are guaranteed not to lapse during the first three years of your policy if the conditions of the special continuation period have been met. SEE LAPSE, PAGE 38, AND SPECIAL CONTINUATION PERIOD, PAGE 22.

REINSTATEMENT

You may reinstate your policy and its riders within five years of its lapse if you still own the policy and the insured person is still living.

You will need to give proof that the insured person continues to be insurable. You will also need to pay required reinstatement premiums.

If the guaranteed minimum death benefit lapses and you do not correct it, this feature terminates. Once it terminates, you cannot reinstate this feature.

We will reinstate any policy loans existing when coverage ended, with accrued loan interest to the date of the lapse. SEE REINSTATEMENT, PAGE 39.

POLICY MATURITY

If the insured person is still living on the maturity date or the policy anniversary nearest the date when the insured person reaches age 100, you must surrender your policy and we will pay the net account value. Your policy then ends. SEE POLICY MATURITY, PAGE 31.


DEATH BENEFITS

At the insured person's death, we pay death proceeds to the beneficiary(ies) if your policy is still in force. The beneficiary(ies) is(are) the person or people you name to receive the death proceeds. The death proceeds equal the base death benefit plus amounts payable by rider, minus the amount of any outstanding policy loan and accrued loan interest. Based on the death benefit option you have chosen, the base death benefit varies.

The base death benefit does not include any adjustable term insurance rider you may have on your policy. The target death benefit includes any adjustable term insurance rider you may have on your policy plus your base death benefit. The total death benefit is at least equal to or greater than your target death benefit. The death benefit at issue may vary from the stated death benefit plus adjustable term insurance coverage for some 1035 exchanges.

The minimum stated death benefit to issue a policy is $50,000. However, we may lower this minimum for group or sponsored arrangements, or corporate purchasers. SEE DEATH BENEFITS, PAGE 23.

You may change your base death benefit amount while your policy is in force, subject to certain restrictions. SEE CHANGES IN DEATH BENEFIT AMOUNTS, PAGE 27.


CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

We make the following deductions from each premium payment you make:

     1. Tax charges -- We currently deduct a charge of 2.5% of premiums for state and local taxes. We currently deduct a charge of 1.5% of each premium to cover our estimated cost of the federal income tax treatment of deferred acquisition costs. SEE TAX CHARGES, PAGE 47.

     2. Sales charge-- We deduct a percentage of each premium to cover a portion of our expenses in selling your policy. This charge is based on the insured person's age when the policy becomes effective, or the date of an increase in coverage or when a new segment is added. The initial, or first segment, is the stated death benefit on the effective date of the policy. An increase in the stated death benefit (other than one caused by a death benefit option change) will cause a new segment to be created.

                 Age of                  Sales Charge
           Insured Person                 Percentage
           --------------                ------------
                 0-49                       2.25%
                50-59                       3.25%
                60-85                       4.25%

SEE DEDUCTIONS FROM PREMIUMS, PAGE 47.

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DEDUCTIONS FROM THE VARIABLE DIVISIONS

We assess a mortality and expense risk charge of 0.75% per year or 0.002055% per day against the variable divisions. This charge compensates us for mortality and expense risks under the policies. SEE DAILY DEDUCTIONS FROM THE VARIABLE ACCOUNT, PAGE 48.

MONTHLY DEDUCTIONS FROM YOUR ACCOUNT VALUE

We deduct the following charges from your account value at the beginning of each policy month:

     1. Initial policy charge -- $10 per month for the first three policy years.

     2. Monthly administrative charge -- $3 per month plus $0.0125 per $1,000 of the stated death benefit, or of the target death benefit, if greater. Currently, we limit the per $1,000 charge to $15 per month.

     3. Cost of insurance charge -- Based on the net amount at risk on the life of the insured person.

         The amount of this charge differs for:
         o    the segments of the base death benefit; and
         o    the adjustable term insurance rider.

     4. Charges for additional benefits -- The cost of additional benefits you choose. The adjustable term insurance rider charge is included in the cost of insurance charge.

     5. Guaranteed minimum death benefit charge -- currently $0.005 per $1,000 of the stated death benefit during the guarantee period. This charge is guaranteed never to be greater than $0.01 per $1,000 of the stated death benefit.

SEE MONTHLY DEDUCTIONS FROM YOUR ACCOUNT VALUE, PAGE 48.

POLICY TRANSACTION FEES

We deduct policy transaction fees from your account value at the time of the transaction.

The following are the current transaction fees. SEE POLICY TRANSACTION FEES, PAGE 50.

     1.  Partial withdrawal fee -- Lesser of $25 or 2% of the amount requested.

     2. Transfer fee -- We allow twelve free transfers among investment divisions per policy year. For each transfer beyond that, a $25 fee applies.

     3. Illustrations -- You may request one free illustration per policy year. For each illustration beyond that, a $25 fee may apply.

     4. Premium Allocation Change -- You may make five free premium allocation changes per policy year. For each premium allocation change beyond that, a $25 fee applies.

SURRENDER CHARGES

During the first fourteen years of your policy or an additional segment, we assess a surrender charge if you:
     o   surrender the policy;
     o reduce the stated death benefit (other than by changing the death benefit option);
     o   let your policy lapse; or
     o   take a partial withdrawal which reduces
         your stated death benefit.

The charge is made up of the administrative surrender charge, plus the sales surrender charge.

The administrative surrender charge is a fixed dollar amount per each $1,000 of stated death benefit. It depends upon the insured person's age at the policy date, or the effective date of each additional segment. The sales surrender charge is never more than 50% of one base standard target premium. SEE SURRENDER CHARGE, PAGE 51.


TAX CONSIDERATIONS

Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify as a life insurance contract. We believe it is reasonable to conclude that the policy will qualify as a life insurance contract. SEE TAX STATUS OF THE POLICY, PAGE 57.

Assuming the policy qualifies as a life insurance contract, under current federal income tax law, your

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account value earnings are generally not subject to income tax as long as they remain within your policy. However depending on circumstances, the following events may cause taxable consequences for you:
     o   partial withdrawals;
     o   surrender; or
     o   lapse.

In addition to the events listed above, if your policy is a modified endowment contract, loans against or secured by the policy may cause income taxation. A penalty tax may be imposed on a distribution from a modified endowment contract as well. SEE MODIFIED ENDOWMENT CONTRACTS, PAGE 59.

You should consult a qualified legal or tax adviser before you purchase your policy.


INFORMATION ABOUT SECURITY LIFE, THE VARIABLE ACCOUNT, THE INVESTMENT OPTIONS AND THE GUARANTEED INTEREST DIVISION


SECURITY LIFE OF DENVER INSURANCE COMPANY

Security Life of Denver Insurance Company ("Security Life") is a stock life insurance company organized under the laws of the State of Colorado in 1929. Our headquarters are located at 1290 Broadway, Denver, Colorado 80203-5699. We are admitted to do business in the District of Columbia and all states except New York. At the close of 1998, the company and its consolidated subsidiaries had over $174.3 billion of life insurance in force. As of December 31, 1998 our total assets were over $10.0 billion, and our shareholder's equity was over $926 million.

We have a complete line of life insurance products, including:
     o   annuities;
     o   individual life;
     o   group life;
     o   pension products; and
     o   market life reinsurance.

Security Life is a wholly owned indirect subsidiary of ING Groep, N.V. ("ING"). ING is one of the world's three largest diversified financial services organizations. ING is headquartered in Amsterdam, The Netherlands. It has consolidated assets over $461.8 billion on a Dutch (modified U.S.) generally accepted accounting principles basis, as of December 31, 1998.

The principal underwriter and distributor for our policies is ING America Equities, Inc. ING America Equities is a stock corporation organized under the laws of the State of Colorado in 1993. It is a wholly owned subsidiary of Security Life and is a registered broker-dealer with the SEC and the NASD. ING America Equities, Inc. is located at 1290 Broadway, Denver, Colorado 80203-5699.


YEAR 2000 PREPAREDNESS

Security Life of Denver Insurance Company is aware of the computer problems that may exist surrounding the Year 2000. Our senior management projects information processing and delivery systems to have a Year 2000 readiness interim target completion date of June 29, 1999 with a final completion date of December 31, 1999.

The Year 2000 problem originates from the predominant use in computer programs of a two-digit field to capture the year, for example 99 instead of 1999. When we reach the year 2000 many of these programs will assume the year 00 is actually 1900 rather than 2000. This incorrect assumption can lead to erroneous results, false calculations or system failures. This is not only a computer problem, but also applies to other machinery or equipment containing computer chips which calculate dates for correct performance, the so-called "embedded systems". That is why errors, ranging from telephone shutdown to other services may occur as well. This potential risk is often referred to as the "Millennium Bug" or the "Year 2000 problem".

The problem is made more complex by the many lines of code that can be affected in a single system, the number of systems required to support business activities and the interdependence of both the internal and external systems involved in exchanging data. This is particularly true for the financial services industry, where information is at the heart of the business and which depends heavily on the uninterrupted transfer of data world-wide, bank-to- bank and with clearing houses, exchanges and

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agencies. If the potential problems are not addressed, this could in some cases result in business system failure. From a financial perspective, this could, for instance, lead to incorrect interest calculations or over/under payments.

A project plan has been implemented and our project team has analyzed and remediated our in-house source code. We completed the remediation in December, 1998. The project plan covers Security Life, ING America Equities, Inc., Midwestern United Life Insurance Company, and First ING Life Insurance Company of New York. We will follow our normal project management methodology including communication with senior management on a monthly and as-needed basis. Our targeted completion date is scheduled for June 29, 1999, but there is no assurance that Security Life will be successful, or that interaction with other service providers will not impact our services at that time.

Security Life has completed an inventory and assessment of all vendor products. We are in the process of verifying that each vendor product is Year 2000 ready.

Funds have been allocated for the 1999 efforts, and we believe we have sufficient resources to ensure Year 2000 processing capabilities.


SECURITY LIFE SEPARATE ACCOUNT L1

VARIABLE ACCOUNT STRUCTURE

We established Security Life Separate Account L1 (the "variable account") on November 3, 1993, under Colorado's insurance law. It is a unit investment trust, registered with the SEC under the Investment Company Act of 1940. The SEC does not supervise our management of the variable account or Security Life.

The variable account is a separate investment account. It is used to support our variable life insurance policies and for other purposes allowed by law and regulation. We keep the variable account assets separate from our general account and other separate accounts. We may offer other variable life insurance contracts with different benefits and charges that invest in the variable account. We do not discuss these contracts in this prospectus. The variable account may invest in other securities not available for the policy described in this prospectus. The general account contains all of our assets other than those held in the variable account (variable divisions) or other separate accounts.

The company owns all the assets in the variable account. We credit gains to or charge losses against the variable account without regard to performance of other investment accounts.

ORDER OF VARIABLE ACCOUNT LIABILITIES

State law provides that we may not charge general account liabilities against variable account assets equal to its reserves and other liabilities. This means that in the event we were ever to become insolvent, the variable account assets will be used first to pay variable account policy claims. Only if assets remain in the variable account after these claims have been satisfied can these assets be used to pay other policy owners and our creditors.

The variable account may have liabilities from assets credited to other variable life policies offered by the variable account. If the assets of the variable account are greater than required reserves and policy liabilities, we may transfer the excess to our general account.

VARIABLE DIVISIONS

The variable account has several divisions. Each division invests in shares of a matching investment portfolio. This means that the investment performance of a policy depends on the performance of the investment portfolios you choose. Each investment portfolio has its own investment objective. These investment portfolios are not available directly to individual investors. They are only available as the underlying investments for variable annuity and variable life insurance contracts and certain pension accounts.

INVESTMENT PORTFOLIOS

Each of the investment portfolios is a separate series of an open-end management investment company. The investment company receives investment advice from a registered investment adviser who is not associated with us.

The investment portfolios sell shares to separate accounts of insurance companies. These insurance companies may or may not be affiliated with us. This is known as "shared funding." Investment portfolios may sell shares as the underlying investment for both variable annuity and variable life

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insurance contracts. This process is known as "mixed funding."

The investment portfolios may sell shares to certain qualified pension and retirement plans that qualify under Section 401 of the Internal Revenue Code ("IRC"). As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans, or their participants.

If there is a material conflict, we will consider what should be done, including removing the investment portfolio from the variable account. There are certain risks with mixed and shared funding, and with selling shares to qualified pension and retirement plans. See the investment portfolios' prospectuses.


OBJECTIVES OF THE INVESTMENT PORTFOLIOS

Each investment portfolio has a different investment objective that it tries to achieve by following its own investment strategy. The objectives and policies of each investment portfolio affect its return and its risks. With this prospectus, you must receive the current prospectus for each investment portfolio. We summarize the investment objectives for each investment portfolio here. You should read each investment portfolio prospectus.

Certain investment portfolios offered under this policy have investment objectives and policies similar to other funds managed by the portfolio's investment adviser. The investment results of a portfolio may be higher or lower than those of other funds managed by the same adviser. There is no assurance, and no representation is made, that the investment results of any investment portfolio will be comparable to those of another fund managed by the same investment adviser.

Some investment portfolio advisers (or their affiliates) may pay us compensation for servicing, administration or other expenses. Currently, these advisers include A I M Advisors, Inc.; Fidelity Investments(R); Fred Alger Management, Inc.; INVESCO Funds Group, Inc.; Neuberger Berman Management Inc.; and Van Eck Global. The amount of compensation is usually based on the aggregate assets of the investment portfolio from contracts that we issue or administer. Some advisers may pay us more than others. AIM VARIABLE INSURANCE FUNDS, INC.

AIM Variable Insurance Funds, Inc. is a registered, open-end, series, management investment company. A I M Advisors, Inc., ("AIM") serves as each fund's investment adviser. AIM has acted as an investment adviser since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 110 investment portfolios encompassing a broad range of investment objectives.

AIM V.I. Capital Appreciation Fund -- seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.

AIM V.I. Government Securities Fund -- seeks to achieve high current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government.

THE ALGER AMERICAN FUND

The Alger American Fund is a registered investment company organized on April 6, 1988. It is a multi- series Massachusetts business trust. The Fund's investment manager is Fred Alger Management, Inc., which has provided investment advisory services since 1964.

Alger American Growth Portfolio -- seeks long-term capital appreciation.

     The portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

Alger American Leveraged AllCap Portfolio -- seeks long-term capital appreciation.

     Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

     The portfolio can leverage, that is, borrow money, to buy additional securities. By borrowing money, the portfolio has the potential

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to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid for the money borrowed.

Alger American MidCap Growth Portfolio -- seeks long-term capital appreciation.

     The portfolio focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in equity securities of companies having a market capitalization within the range of companies in the S&P(R) MidCap 400 Index.

Alger American Small Capitalization Portfolio -- seeks long-term capital appreciation.

     The portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE
PRODUCTS FUND II

Fidelity Variable Insurance Products Fund ("VIP" established November 13, 1981) and Variable Insurance Products Fund II ("VIP II" established March 21, 1988) are open-end, diversified, management investment companies. These funds are organized as Massachusetts business trusts.

Fidelity Management & Research Company ("FMR") manages and provides investment and other services to the funds named here. However, Bankers Trust Company also provides sub-advisory services for VIP II Index 500 Portfolio. FMR is the management arm of Fidelity Investments(R), which was established in 1946, and is one of America's largest mutual fund managers.

VIP Growth Portfolio -- seeks capital appreciation.

     FMR's principal investment strategies include:
         o    Investing primarily in common stocks.
         o Investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
         o    Investing in domestic and foreign issuers.
         o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

VIP Money Market Portfolio -- seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

     FMR's principal investment strategies include:
         o Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.
         o Investing more than 25% of total assets in the financial services industry.
         o Investing in compliance with industry- standard requirements for money market funds for the quality, maturity and diversification of investments.

VIP Overseas Portfolio -- seeks long-term growth of capital.

     FMR's principal investment strategies include:
         o    Investing at least 65% of total assets in foreign securities.
         o    Investing primarily in common stocks.
         o Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
         o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

VIP II Asset Manager Portfolio -- seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

     FMR's principal investment strategies include:
         o Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
         o Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.


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         o Adjusting allocation among asset classes gradually within the following ranges: stock class (30 - 70%), bond class (20 - 60%), and short-term/money market class (0 - 50%).
         o    Investing in domestic and foreign issuers.
         o Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting instruments.

VIP II Index 500 Portfolio -- seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the S&P(R) 500.

     Bankers Trust Company (BT)'s principal investment strategies include:
         o Investing at least 80% of assets in common stocks included in the S&P(R) 500.
         o    Lending securities to earn income for the fund.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO Variable Investment Funds, Inc. is a registered, open-end management investment company. It was organized as a Maryland corporation on August 19, 1993. It is currently made up of ten diversified investment portfolios. Five of these investment portfolios are described here.

INVESCO Funds Group, Inc. is the Funds' investment adviser. As the adviser, it is mostly responsible for providing the portfolios with investment management, various administrative services, and supervising the Fund's daily business affairs.

INVESCO Capital Management, Inc. sub-advises the Total Return Fund. "VIF" refers to INVESCO Variable Investment Fund. INVESCO Distributors, Inc. ("IDI"), provides distribution services for the INVESCO Variable Investment Funds, Inc.

INVESCO VIF-Equity Income Fund (Formerly, INVESCO VIF-Industrial Income
     Portfolio) -- seeks high current income, with growth of capital as a secondary objective.

     The fund normally invests at least 65% of its assets in dividend-paying common and preferred stocks, although in recent years that percentage has been somewhat higher. Stocks held by the fund generally are expected to produce a relatively high level of income and a consistent, stable return. Although it focuses on the stocks of larger companies with a strong record of paying dividends, the fund also may invest in companies that have not paid regular dividends. The fund's equity investments are limited to stocks that can be traded easily in the United States; it may, however, invest in foreign securities in the form of American Depository Receipts (ADRs).

     The rest of the fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The fund also may invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds", which generally offer higher interest rates, but are riskier investments than investment grade securities.

INVESCO VIF-High Yield Fund -- seeks to provide a high level of current income.

     It invests substantially all of its assets in lower- rated debt securities, commonly called "junk bonds," and preferred stock, including securities issued by foreign companies. Although these securities carry with them higher risks, they generally provide higher yields-- and therefore higher income--than higher-rated debt securities.

INVESCO VIF-Small Company Growth Fund -- seeks investment growth over the long term.

     The fund normally invests at least 80% of its assets in equity securities of companies with market capitalizations of $1 billion or less. INVESCO uses a bottom-up investment approach to the fund's investment portfolio, focusing on companies that are in the developing stages of their life cycles. Using this approach, INVESCO tries to identify companies that it believes are undervalued in the marketplace, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, or structural changes in the economy. The prices of securities

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     issued by these small companies tend to rise and fall more rapidly than those of more established companies.

     The remainder of the fund's assets can be invested in a wide range of securities that may or may not be issued by small companies. In addition to equity securities, the fund can invest in foreign securities and debt securities, including so-called "junk bonds."

INVESCO VIF-Total Return Fund -- seeks to provide high total return through both growth and current income.

     It normally invests at least 30% of its assets in common stocks of companies with a strong history of paying regular dividends and 30% of its assets in debt securities. Debt securities include obligations of the United States Government and government agencies. The remaining 40% of the fund is allocated among these and other investments at INVESCO's discretion, based upon current business, economic and market conditions.

INVESCO VIF-Utilities Fund -- seeks capital appreciation and income.

     The fund normally invests at least 80% of its assets in companies doing business in the utilities economic sector. The remainder of the fund's assets are not required to be invested in the utilities economic sector.

     The fund is aggressively managed. Although the fund can invest in debt securities, it primarily invests in equity securities that INVESCO believes will rise in price faster than other investments, as well as options and other investments whose value is based upon the values of equity securities.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman Advisers Management Trust (the "Trust,") is a registered, open-end management investment company. It was organized as a Delaware business trust on May 23, 1994. The Trust is made up of separate portfolios ("Portfolios"), each of which invests all of its net investable assets in a matching series ("Series") of Advisers Managers Trust ("Managers Trust"). Managers Trust is a diversified, open-end management investment company organized as a New York common law trust on May 24, 1994. This master feeder structure is different from that of many other investment companies which directly purchase and manage their own securities portfolios. Neuberger Berman Management Incorporated acts as investment manager to Managers Trust. Neuberger Berman, LLC is the sub-adviser.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies.

Neuberger Berman Growth Portfolio -- seeks growth of capital. It invests mainly in common mid-capitalization securities.

     The portfolio managers currently focus on the securities of mid-capitalization companies. The managers use a growth-oriented investment approach. A growth-oriented approach seeks stocks of companies that are fast-growing in emerging or rapidly evolving industries.

Neuberger Berman Limited Maturity Bond Portfolio -- seeks the highest available current income consistent with liquidity and low risk to principal; total return is secondary goal.

     The Limited Maturity Bond Portfolio invests mainly in investment-grade bonds and other debt securities from U.S. Government and corporate issuers. These may include mortgage-and asset- backed securities.

     The portfolio may invest up to 10% of its net assets, measured at the time of investment, in below investment grade fixed income securities, or comparable unrated securities.

     The Limited Maturity Bond Portfolio maintains an average portfolio duration of four years or

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     less.  However, the series may invest in securities of any duration.

Neuberger Berman Partners Portfolio -- seeks growth of capital. The Portfolio invests mainly in common stocks of mid-to large-capitalization companies.

     Its investment program seeks securities believed to be undervalued based on strong fundamentals, including low price to earnings ratio, consistent cash flow, and the company's track record through all points of the market cycle.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. On April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust. Van Eck Associates Corporation serves as investment adviser and manager to the funds.

Van Eck Worldwide Bond Fund -- seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Emerging Markets Fund -- seeks long term capital appreciation by investing in equity securities in emerging markets around the world.

Van Eck Worldwide Hard Assets Fund -- seeks long term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration. Hard assets include:
     o   precious metals;
     o   natural resources;
     o   real estate; and
     o   commodities.

Van Eck Worldwide Real Estate Fund -- seeks high total return by investing in equity securities of companies that own significant real estate or principally do business in real estate.


THE GUARANTEED INTEREST DIVISION

You may allocate all or a part of the net premiums and transfers of your net account value into the guaranteed interest division. The guaranteed interest division is part of our general account which guarantees principal. It pays interest at a fixed rate that we declare.

The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the guaranteed interest division under the Securities Act of 1933. Also, we have not registered the guaranteed interest division or the general account as an investment company under the Investment Company Act of 1940 (because of exemptive and exclusionary provisions). This means that the general account, the guaranteed interest division and its interests are generally not subject to regulation under these Acts.

The SEC staff has not reviewed the disclosures included in this prospectus relating to the general account and the guaranteed interest division. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

The amount you have in the guaranteed interest division is the sum of net premiums you allocate to that division, plus transfers you made to the guaranteed interest division, plus interest earned.

Amounts you transfer out of or withdraw from the guaranteed interest division reduce this amount. It is also reduced by deductions for charges from your account value allocated to the guaranteed interest division.

We declare the interest rate that applies to all amounts in the guaranteed interest division. These interest rates are never less than the minimum guaranteed interest rate of 3% and will be in effect for periods of at least twelve months. In Florida, the minimum guaranteed interest rate is 4% through policy year ten and 3.5% for all policy years after the tenth. Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the guaranteed interest division on a daily basis. We pay interest regardless of the actual investment performance of our account. We bear all of the investment risk for the guaranteed interest division.


MAXIMUM NUMBER OF INVESTMENT DIVISIONS

You may invest in a total of eighteen divisions over the lifetime of your policy. Investment divisions include the variable and the guaranteed interest

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divisions, but not the loan division. The loan division does not count toward the eighteen division maximum.

As an example, if you have had funds in seventeen variable divisions and the guaranteed interest division (or eighteen variable divisions), these are the only divisions to which you may later add or transfer funds. You may want to use fewer divisions in the early years of your policy, so that you can invest in other divisions in the future. Further, if you invest in eighteen variable divisions, you will not be able to invest in the guaranteed interest division.


DETAILED INFORMATION ABOUT THE FIRSTLINE VARIABLE UNIVERSAL LIFE
POLICY

This prospectus describes our standard FirstLine variable universal life insurance policy. There may be differences in the policy because of state requirements where we issue your policy. We will describe any such differences in your policy.

The illustrations beginning on page 64 are to show how the FirstLine policies work.


APPLYING FOR A POLICY

You purchase a FirstLine policy by submitting an application to us. On the policy date, the insured person must be no older than age 85. The insured person is the person on whose life we issue a policy and upon whose death we pay death proceeds. Age is the insured person's age on the birthday nearest the policy date plus the number of completed policy years since the policy date.

We may back-date the policy up to six months to allow the insured person to give proof of a younger age for the purposes of your policy.

POLICY ISSUANCE

Before we issue a policy or apply your net premium to the investment divisions, we require satisfactory evidence of insurability of the insured person and payment of your initial premium. This evidence may include a medical examination and completion of all underwriting and issue requirements. The investment date is the first date we apply the net premium payments we have received from you to your policy. Your initial premium is the premium we must receive before coverage can begin. The initial premium is the first premium we receive and apply to your policy. It must be at least equal to the sum of the scheduled premiums which are due from your policy date through your investment date.

We generally require a minimum stated death benefit of $50,000. We may reduce the minimum stated death benefit for group or sponsored arrangements or corporate purchasers. Our underwriting and reinsurance procedures in effect at the time you apply limit the maximum stated death benefit.

The policy date as shown on your policy schedule determines:
     o   monthly processing dates;
     o   policy months;
     o   policy years; and
     o   policy anniversaries.

It is not affected by the date you receive the policy. The policy date may be different from the date we receive your first premium payment. If the policy date is earlier, we charge monthly deductions from the policy date.

DEFINITION OF LIFE INSURANCE CHOICE

When you apply for your policy, you choose one of two tests for the federal income tax definition of life insurance. You cannot change your choice later. The tests are the cash value accumulation test and the guideline premium/cash value corridor test. If you choose the guideline premium /cash value corridor test, we may limit premium payments relative to your policy death benefit. SEE TAX STATUS OF THE POLICY, PAGE 57.


TEMPORARY INSURANCE

If you apply and qualify, we may issue temporary insurance in an amount equal to the face amount of insurance for which you applied. The maximum amount of temporary insurance for binding limited life insurance coverage is $3 million, which includes any in force coverage with us. This temporary insurance is in force as long as you meet all requirements.


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Coverage begins when:

     1. you have completed and signed our binding limited life insurance coverage form;

     2. we receive and accept a premium payment of at least your scheduled premium (selected on your application); and

     3.  part I of the application is completed.

Binding limited life insurance coverage ends on the earliest of:
     o   the date we return your premiums;
     o five days after we mail notice of termination to the address on your application;
     o   the date your policy coverage starts;
     o   the date we refuse to issue you a policy based on your application; or
     o 90 days after you sign our binding limited life insurance coverage form.

There is no death benefit under the temporary insurance agreement if:
     o there is a material misrepresentation in your answers on the binding limited life insurance coverage form;
     o there is a material misrepresentation in statements on your application;
     o the person or persons intended to be the insured people die by suicide or self- inflicted injury; or
     o   the bank does not honor your premium check.


PREMIUMS

You may choose the amount and frequency of premium payments, within limits.

SCHEDULED PREMIUMS

Your premiums are flexible. You may select your scheduled premium (within our limits) when you apply for your policy. The scheduled premium, shown in your policy and schedule, is the amount you choose to pay over a stated time period. THIS AMOUNT MAY OR MAY NOT BE ENOUGH TO KEEP YOUR POLICY IN FORCE. You may receive premium reminder notices for the scheduled premium on a monthly, quarterly, semiannual, or annual basis. You are not required to pay the scheduled premium.

Alternatively, you may choose to pay your premium by electronic funds transfer each month. This option is not available for your initial premium. The financial institution that makes your electronic funds transfer may charge for this service.

You can change the amount of your scheduled premium within our minimum and maximum limits at any time. If you fail to pay your scheduled premium or if you change the amount of your scheduled premium, your policy performance will be affected. During the special continuation period, your scheduled premium should not be less than the minimum annual premium shown in your policy. If you want one of two guaranteed minimum death benefit choices, your scheduled premium should not be less than the guarantee period annual premium shown in your policy. SEE GUARANTEED MINIMUM DEATH BENEFIT, PAGE 28.

UNSCHEDULED PREMIUM PAYMENTS

Generally speaking, you may make unscheduled premium payments at any time, however:

     1. We may limit the amount of your unscheduled premium payments that would result in an increase in the base death benefit amount required by the federal income tax law definition of life insurance. We may require satisfactory evidence that the insured person is insurable at the time that you make the unscheduled premium payment if the death benefit is increased due to your unscheduled premium payments.

     2. We may require proof that the insured person is insurable if your unscheduled premium payment will cause the net amount at risk to increase; and

     3. We will return premium payments which are greater than the "seven-pay" limit for your policy if your payment would cause your policy to become a modified endowment contract, unless you send us notice acknowledging the new modified endowment contract status for your policy.

SEE MODIFIED ENDOWMENT CONTRACTS, PAGE 59 AND CHANGES TO COMPLY
WITH THE LAW, PAGE 60.

If you have an outstanding policy loan and you make an unscheduled payment which is received by us before the maturity date, we will consider this

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payment a loan repayment, unless you tell us otherwise. If your payment is a loan repayment, we do not take out the tax and sales charges which apply to premium payments.

MINIMUM ANNUAL PREMIUM

You must pay a minimum annual premium during your first three policy years to qualify for the special continuation period.

Your minimum annual premium is based on:
     o   the insured person's age, gender, premium class and any rating;
     o   the stated death benefit of your policy; and
     o   any additional benefits you select.

Your minimum annual premium is shown in the schedule pages of your policy. We may reduce the minimum annual premium for group, or sponsored arrangements, or for corporate purchasers.

SPECIAL CONTINUATION PERIOD

The special continuation period is during the first three policy years. Under the special continuation period, we guarantee that your policy will not lapse, regardless of its net cash surrender value, if on a monthly processing date:
     o the sum of all premiums you have paid, minus partial withdrawals that you have taken, minus policy loans that you have taken, including accrued loan interest is greater than or equal to;
     o the minimum monthly premiums for each policy month, starting with the first month of your policy through the current policy monthly processing date.

On the monthly processing date, we deduct the monthly deductions from your account value.

The minimum monthly premium is one-twelfth of the minimum annual premium.

During the first three years of your policy, if there is not enough net cash surrender value to pay the monthly deductions and you have satisfied our requirements, we do not permanently waive certain charges. Instead, we continue to deduct these charges. This deduction may result in your policy having negative net cash surrender value, unless you pay enough premium to prevent this. The negative balance is your unpaid monthly deductions owing. At the end of the special continuation period to avoid lapse of your policy, you must pay enough premium to bring the net cash surrender value to zero plus the amount that covers your estimated monthly deductions for the following two months. SEE LAPSE, PAGE 38.

ALLOCATION OF NET PREMIUMS

The net premium is the balance remaining after we take premium-based charges from your premium payment. We add the net premium to your account value according to your instructions.

We apply net premiums we have received from you to your policy after:
     a) we receive the amount of premium required for your insurance coverage to begin;
     b) all issue requirements have been met and received by our customer service center;
     c)  we approve your policy application; and
     d)  your policy is issued.

All amounts you designated for the guaranteed interest division will be allocated to that division. If your state requires return of your premium during the free look period we invest amounts you have designated for the variable divisions into the Fidelity VIP Money Market Division until 15 days after we issue your policy (deemed delivery time, plus a typical free look period which varies by state). If your state provides for return of account value during the free look period and for premium payments after the end of the free look period, we invest amounts you designated for the variable divisions directly into your selected investment portfolios. SEE FREE LOOK PERIOD OR RIGHT TO EXAMINE
POLICY PERIOD, PAGE 40.

We allocate premium payments received after we apply your initial net premium payment to your policy on the valuation date of receipt. We always use your most recent premium allocation instructions. Your instructions must specify percentages that are whole numbers totaling 100%.

You may invest in a maximum of eighteen divisions over the lifetime of your policy. This eighteen investment division maximum includes the variable divisions and the guaranteed interest division, but not the loan division. SEE MAXIMUM NUMBER OF INVESTMENT DIVISIONS, PAGE 19.

You may make five free premium allocation changes per year. After the five free premium allocation changes, we charge you $25 for each additional allocation change per policy year. The $25 fee is

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withdrawn from each investment division pro rata to the amount in each division.


PREMIUM PAYMENTS AFFECT YOUR COVERAGE

Unless you have the guaranteed minimum death benefit feature or are in the special continuation period, your policy continues in effect only until your net cash surrender value no longer covers the monthly deductions for your benefits. If this happens, your policy will enter the 61-day grace period and you must make a premium payment to avoid lapse. SEE LAPSE, PAGE 38, AND GRACE PERIOD, PAGE 38.

If you pay your minimum annual premium each year during the first three policy years, we guarantee your policy and riders will not lapse during the special continuation period, regardless of your net cash surrender value. SEE SPECIAL CONTINUATION PERIOD, PAGE 22.

Under the guaranteed minimum death benefit, the base death benefit portion of your policy remains effective until the end of the guarantee period. The guaranteed minimum death benefit feature does not apply to riders which can lapse and terminate during the guarantee period. You must meet all conditions of the guarantee. SEE GUARANTEED MINIMUM DEATH BENEFIT, PAGE 28.

MODIFIED ENDOWMENT CONTRACTS

There are special federal income tax rules for distributions from certain life insurance policies known as "modified endowment contracts." These rules apply to distributions such as policy loans, surrenders, and partial withdrawals.

Whether or not these rules apply depends upon whether or not the premiums you paid are greater than the "seven-pay" limit. SEE MODIFIED ENDOWMENT CONTRACTS, PAGE 59.

If we find that your scheduled premium causes your policy to be a modified endowment contract on your policy date, we will require you to acknowledge that you know the policy is a modified endowment contract. We will issue your policy based on the scheduled premium you selected. If you do not want your policy to be issued as a modified endowment contract, you may reduce your scheduled premium to a level which does not cause your policy to be a modified endowment contract. We will then issue your policy based on the revised scheduled premium.


DEATH BENEFITS

You can decide the amount of insurance you need, now and in the future. You can combine the long-term advantages of permanent life insurance base coverage with the flexibility and short-term advantages of term life insurance. Both permanent and term life insurance are available under your one FirstLine policy.

When we issue your policy, we base the initial insurance coverage on the instructions in your application. The initial death benefit is the stated death benefit amount. You can add an adjustable term insurance rider for additional insurance coverage.

Death benefits are valued as of the date of death of the insured person. The stated death benefit is the permanent element of your policy. The adjustable term insurance rider is the term insurance element of your policy.

The adjustable term insurance rider acts as a bridge. It provides term insurance coverage which automatically adjusts to fill the gap between your total death benefit and your base death benefit depending on which death benefit option you choose. Generally, your stated death benefit may be no less than $50,000 to issue your policy.

We do not guarantee coverage provided by the adjustable term insurance rider under the guaranteed minimum death benefit. It may be to your economic advantage to include part of your insurance coverage under the adjustable term insurance rider. Both the cost of insurance under the adjustable term insurance rider and the cost of insurance for the base death benefit are deducted monthly from your account value and generally increase with the age of the insured person. Use of the adjustable term insurance rider may reduce sales compensation. SEE ADJUSTABLE TERM INSURANCE RIDER, PAGE 30.


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                              DEATH BENEFIT SUMMARY

THIS CHART ASSUMES NO DEATH BENEFIT OPTION CHANGES, NO REQUESTED OR SCHEDULED INCREASES OR DECREASES IN STATED OR TARGET DEATH BENEFIT AND THAT PARTIAL WITHDRAWALS ARE LESS THAN THE PREMIUM PAID.


                              OPTION 1                          OPTION 2                          OPTION 3
================= ================================== ================================ =====================================
STATED            The amount of policy death          The amount of policy death         The amount of policy death
DEATH             benefit at issue, not including     benefit at issue, not including    benefit at issue,not including rider
BENEFIT           rider coverage.  This amount        rider coverage.  This amount       coverage. Thisamount stays level
                  stays level throughout the life of  stays level throughout the life    throughout the life ofthe contract.
                  the contract.                       of the contract.

BASE DEATH        The greater of the stated death     The greater of the stated death    The greater of the stated death
BENEFIT           benefit or the account value        benefit plus the account value     benefit plus the sum of all
                  multiplied by the death benefit     or the account value multiplied    premiums you have paid minus
                  corridor factor.                    by the death benefit corridor      partial withdrawals you have taken
                                                      factor.                            or the account value multiplied by
                                                                                         the death benefit corridor factor.

TARGET            Stated death benefit plus           Stated death benefit plus          Stated death benefit plus
DEATH             adjustable term insurance rider     adjustable term insurance rider    adjustable term insurance rider
BENEFIT           benefit.  This amount remains       benefit.  This amount remains      benefit. This amount remains
                  level throughout the life of the    level throughout the life of the   level throughout the life of the
                  policy.                             policy.                            policy.

TOTAL             This is the total death proceeds.   This is the total death proceeds.  This is the total death proceeds. It
DEATH             It is the greater of the target     It is the greater of the target    is the greater of the target death
BENEFIT           death benefit or the base death     death benefit plus the account     benefit plus the sum of all
                  benefit.                            value or the base death benefit    premiums you have paid minus
                                                                                         partial withdrawals you have taken
                                                                                         or the base death benefit.

ADJUSTABLE        The adjustable term insurance       The adjustable term insurance      The adjustable term insurance
TERM              rider benefit is the total death    rider benefit is the total death   rider benefit is the total death
INSURANCE         benefit minus base death benefit,   benefit minus the base death       benefit minus the base death
RIDER             but it will not be less than zero.  benefit, but it will not be less   benefit, but it will not be less than
BENEFIT           If the account value multiplied     than zero. If the account value    zero. If the account value
                  by the death benefit corridor       multiplied by the death benefit    multiplied by the death benefit
                  factor is greater than the stated   corridor factor is greater than    corridor factor is greater than the
                  death benefit, the adjustable term  the stated death benefit plus the  stated death benefit plus the sum
                  insurance benefit will be           account value, the adjustable      of all premiums you have paid
                  decreased. It will be decreased     term insurance rider benefit       minus partial withdrawals you
                  so that the sum of the base death   will be decreased. It will be      have taken, the adjustable term
                  benefit and the adjustable term     decreased so that the sum of the   insurance rider benefit will be
                  insurance rider benefit is not      base death benefit and the         decreased. It will be decreased so
                  greater than the target death       adjustable term insurance rider    that the sum of the base death
                  benefit. If the base death benefit  benefit is not greater than the    benefit and the adjustable term
                  becomes greater than the target     target death benefit plus the      insurance rider benefit is not
                  death benefit, then the adjustable  account value. If the base         greater than the target death
                  term insurance rider benefit is     death benefit becomes greater      benefit plus the sum of all
                  zero.                               than the target death benefit      premiums you have paid minus
                                                      plus the account value, then the   partial withdrawals you have
                                                      adjustable term insurance rider    taken.  If the base death benefit
                                                      benefit is zero.                   becomes greater than the target
                                                                                         death benefit plus the sum of all
                                                                                         premiums you have paid minus
                                                                                         partial withdrawals you have
                                                                                         taken, then the adjustable term
                                                                                         insurance rider benefit is zero.

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BASE DEATH BENEFIT

Your base death benefit can be different from your stated death benefit as a result of:
     o   your choice of death benefit option;
     o   a change in your death benefit option;
     o increases to satisfy the federal income tax law definition of life insurance;
     o   partial withdrawals;
     o   increases or decreases in the stated death benefit; or
     o   a transaction which causes the base death benefit to change.

As long as your policy is in force, we will pay the death proceeds to your beneficiary when the insured person dies. The beneficiary(ies) is(are) the person (people) you name to receive the death proceeds from your policy. The death proceeds are:
     o   your base death benefit; plus
     o   any rider benefits; minus
     o   your outstanding policy loan with accrued loan interest; minus
     o outstanding policy charges due before the insured person's date of death.

There could be outstanding policy charges if the insured dies while your policy is in the grace period, or three-year special continuation period.

DEATH BENEFIT OPTIONS

You have a choice of three death benefit options if your policy was delivered on or before December 31, 1997: option 1, option 2 or option 3 (described below). If your policy was delivered after December 31, 1997, you have a choice of two death benefit options: option 1 or option 2. Your choice may result in your having a base death benefit which is greater than your stated death benefit. You may change your death benefit option after the policy date and before the maturity date. SEE CHANGES IN DEATH BENEFIT OPTIONS, PAGE 26.

Under death benefit option 1, your base death benefit is the greater of:

     1.  your stated death benefit on the date of the insured person's death; or

     2. your account value on the date of the insured person's death multiplied by the appropriate factor from the definition of life insurance factors shown in Appendix A or B.

Under death benefit option 2, your base death benefit is the greater of:

     1. your stated death benefit plus your account value on the date of the insured person's death; or

     2. your account value on the date of the insured person's death multiplied by the appropriate factor from the definition of life insurance factors shown in Appendix A or B.

Under option 1 positive investment performance is generally reflected in a reduced net amount at risk. This lowers your policy's total cost of insurance charges. Option 1 offers insurance coverage that is a set amount with potentially lower cost of insurance charges over time. You should choose option 2 if you want to have investment performance reflected in your insurance coverage.

If your policy was delivered on or before December 31, 1997, you may choose death benefit option 3.

Under death benefit option 3, the base death benefit is the greater of:

     1. your stated death benefit plus the sum of all premiums you have paid minus partial withdrawals you have taken under your policy; or

     2. your account value on the date of the insured person's death multiplied by the appropriate factor from the definition of life insurance factors shown in Appendix A or B.

Therefore, the base death benefit generally will increase as you pay premiums, and decrease as you take partial withdrawals. In no event will your base death benefit be less than your stated death benefit.

Federal income tax law requires that your death benefit be at least as much as your account value multiplied by a factor defined by law. This factor is based on:
     o   the insured person's age;
     o   the insured person's gender;
     o   possibly the insured person's premium class; and
     o the test you chose for the federal income tax law definition of life insurance.


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We will adjust your policy to continue to qualify as life insurance under the federal income tax laws in existence at the time the policy was issued.

CHANGES IN DEATH BENEFIT OPTIONS

You may request a change in your death benefit option after the policy date and before the maturity date. Your death benefit option change is effective on your next monthly anniversary after we accept and approve your requested change, so long as at least five days remain before your monthly anniversary. If fewer than five days remain before your monthly anniversary, your death benefit option change is effective on your next monthly anniversary.

After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can note the change in your schedule. A death benefit option change applies to your entire stated or base death benefit.

For you to change from death benefit option 1 to option 2, or from death benefit option 1 to option 3 if available under your policy, you must provide to us proof that the insured person is insurable under our normal rules of underwriting for your policy class, except in Florida. Changing your death benefit option may reduce or increase your target death benefit, as well as your stated death benefit.

We may not allow you to change the death benefit option if it reduces the target or stated death benefit below the minimum we require to issue your policy.

On the effective date of your option change, your stated death benefit is changed as follows:


Change       Change      Stated Death Benefit
 From          To          Following Change:
--------     --------    -------------------------------
Option 1     Option 2    your stated death benefit
                         before the change minus
                         your gross account value as
                         of the effective date of the
                         change.

Option 2     Option 1    your stated death benefit
                         before the change plus your
                         gross account value as of the
                         effective date of the change.

Option 1     Option 3    your stated death benefit
                         before the change minus (a)
                         the sum of the premiums
                         you have paid, plus (b)
                         partial withdrawals you have
                         taken as of the effective date
                         of the change.

Option 3     Option 1    your stated death benefit
                         before the change plus (a)
                         the sum of the premiums
                         you have paid, minus (b)
                         partial withdrawals you have
                         taken as of the effective date
                         of the change.

Option 2     Option 3    your stated death benefit
                         before the change plus (a)
                         your account value as of the
                         effective date of the change,
                         minus (b) the sum of the
                         premiums you have paid
                         minus partial withdrawals
                         you have taken as of the
                         effective date of the change.

Option 3     Option 2    your stated death benefit
                         before the change plus (a)
                         the sum of the premiums
                         you have paid minus partial
                         withdrawals you have taken
                         as of the effective date of the
                         change, minus (b) your
                         account value as of the
                         effective date of the change.

We increase or decrease your stated death benefit to keep the net amount at risk the same on the date you change your death benefit option. Additionally, there is no change to the amount of term insurance if you have an adjustable term insurance rider. SEE COST OF INSURANCE CHARGE, PAGE 49.

If you change your death benefit option, we adjust the stated death benefit for each of your segments by allocating your account value to each benefit segment. For example, if you change from death benefit option 1 to option 2, your stated death benefit is decreased by the amount of your account value allocation to that segment. If you change from death benefit option 2 to option 1, your stated death benefit is increased by the amount allocated to that segment. We do not impose a surrender charge for any decrease in your stated death benefit due to your

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changing your death benefit option. There is no change to the target premium. SEE SURRENDER CHARGE, PAGE 51.

CHANGES IN DEATH BENEFIT AMOUNTS

You may want to increase the target or stated death benefit under your policy. You may do this while your policy is in force and before the policy anniversary when the insured person turns age 86. You may request a decrease in the stated death benefit only after your first policy anniversary.

Contact our customer service center to request an increase or decrease in your policy death benefit. The request is effective as of the next monthly processing date after we receive your request and approve it, unless there are underwriting or other requirements which must be met before your request is effective. Any requested change in your coverage must be for at least $1,000.

After we approve your request, we will send you a new schedule page for your policy which includes the:
     o   stated death benefit;
     o   benefit under applicable riders;
     o   guaranteed cost of insurance rates of each segment;
     o   guideline annual premium;
     o   new surrender charge; and
     o   target death benefit schedule.

Keep the new schedule with your policy. We may ask you to send your policy to us so that we can note the change in your schedule.

We may not approve a requested change because it will disqualify your policy as life insurance under the applicable federal income tax law. If we disapprove a change for any reason, we provide you with a notice of our decision. SEE TAX CONSIDERATIONS, PAGE 57.

If you decrease your death benefit, you may not decrease your stated death benefit below the minimum we require to issue your policy.

There may be tax consequences as a result of a decrease in your death benefit, as well as a possible surrender charge. SEE TAX STATUS OF THE POLICY, PAGE 57 AND MODIFIED ENDOWMENT CONTRACTS, PAGE 59.

Requested reductions in the death benefit will first be applied to decrease the target death benefit. We decrease your stated death benefit only after your adjustable term insurance rider coverage is reduced to zero. If you have more than one segment, we divide subsequent decreases in stated death benefit among your benefit segments pro rata unless state law requires differently. You must provide satisfactory evidence that the insured person is still insurable in order to increase your death benefit.

Unless you tell us differently, we assume any request you make for an increase in your target death benefit is also a request for an increase to the stated death benefit. Thus, the amount of your adjustable term insurance rider will not change. You may change the target death benefit only once in a policy year.

The initial, or first segment, is the stated death benefit on the effective date of the policy. An increase in the stated death benefit (other than one caused by an option change) will cause a new segment to be created. The segment year begins on the segment effective date and ends one year later. The following may apply to each new segment:
     o a new minimum annual premium during the first three years of your policy;
     o   a new sales charge;
     o   new surrender charges;
     o   new cost of insurance charges, guaranteed and current;
     o   a new incontestability period;
     o   a new suicide exclusion period; and
     o   a new target premium.

A requested increase in your stated death benefit creates a new segment. Once we create a new segment, it is permanent unless state law requires differently. If an option change causes the stated death benefit to increase, no new segment is created. Instead, the size of each existing segment(s) is(are) changed. If it causes the stated death benefit to decrease, each segment is decreased.

To determine the applicable sales charge, premiums you pay after an increase are applied to your policy segments in the same proportion as the guideline annual premiums for each segment bears to the sum of the guideline annual premiums for all segments. For each coverage segment, your schedule shows your guideline annual premiums.

We allocate the net amount at risk among segments in the same proportion that each segment bears to the total stated death benefit.


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GUARANTEED MINIMUM DEATH BENEFIT

Usually, how long your policy remains in force depends on your policy's net cash surrender value. Because we deduct charges monthly from your net cash surrender value, your coverage lasts only as long as your net cash surrender value is enough to pay these charges and your account value is more than your loan interest due during the special continuation period. Your account value and the length of time your policy remains in force depend on:

     1.  timing and amount of any premium payments;

     2.  the investment performance of the variable divisions;

     3.  the interest you earn in the guaranteed interest division;

     4.  the amount of your monthly charges;

     5.  partial withdrawals you take; and

     6.  loan activity you may have.

You can choose whether or not to put one of two guaranteed minimum death benefit options in force only at the issue of your policy. This option extends the period that your policy's stated death benefit remains in effect even if the variable divisions have poor investment performance. See your policy to determine how your benefits are affected in this situation. The two guaranteed minimum death benefit options vary primarily by the length of time they each cover for the guarantee period. These features have a guarantee period that lasts:

     1. under one guaranteed minimum death benefit option, until the later of ten policy years or until the insured person is age 65; or

     2. under the other guaranteed minimum death benefit option, the lifetime of the insured person so long as your policy is in force, or to the maturity date.

The guaranteed minimum death benefit coverage does not apply to any riders, including the adjustable term insurance rider. Therefore, if your net cash surrender value is not enough to pay the deductions as they come due on your policy and if your policy is no longer in the special continuation period, only the stated death benefit portion of your coverage is guaranteed to stay in force. See your policy to determine how your benefits are affected in this situation. SEE LAPSE, PAGE 38.

The guaranteed minimum death benefit is not available in some states.

REQUIREMENTS TO MAINTAIN THE GUARANTEE PERIOD

To qualify for the guaranteed minimum death benefit you must pay an annual premium higher than the minimum annual premium. During the guarantee period, we will also deduct a monthly charge from your account value. This higher premium is called the guarantee period annual premium. The guarantee period monthly premium is equal to one-twelfth of the guarantee period annual premium. Your net account value must also meet certain diversification requirements. SEE CHARGES, DEDUCTIONS AND REFUNDS, PAGE 47.

Although the required guarantee period annual premium level is different for the two guarantee period options, the guaranteed minimum death benefit operates similarly for either option.

Your guarantee period annual premium depends on which of the two guarantee periods you choose, as well as:
     o   your policy's stated death benefit;
     o the insured person's age, gender, premium class and underwriting characteristics;
     o   the death benefit option you chose;
     o   additional rider coverage on your policy; and
     o   other additional benefits on your policy.

If your policy has no rider coverage, the guarantee period annual premium for the guarantee period for life will be equal to the guideline annual premium determined under the federal income tax law definition of life insurance. The guarantee period annual premium for the ten year or age 65 guarantee period will be the greater of the target premium or the minimum annual premium for each segment. The guarantee period annual premium for the guarantee period for life will be greater than that required for the ten year or age 65 guarantee period.

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At each monthly processing date we test to see if you have paid enough premium to keep your guarantee in place. We calculate:
     o   actual premiums paid; minus
     o   the amount of any partial withdrawals you make; minus
     o policy loans you take with accrued loan interest. This amount must equal or exceed;
     o the sum of the guarantee period monthly premium payments for each policy month starting with your first policy month through the end of the policy month that begins on the current monthly processing date.

You must continually meet the requirements of the guarantee period for this feature to remain in effect. We show the guarantee period annual premium on your policy schedule. If your policy benefits increase, the guarantee period annual premium increases. If your policy fails to meet this test on any monthly processing date, the guarantee period ends, and thus the guaranteed minimum death benefit lapses.

The guarantee period ends if your net account value on any monthly processing date is not diversified as follows:

     1. you must invest your net account value in at least five investment divisions; and

     2. you may invest no more than 35% of your net account value in any one division.

Your policy will continue to meet the diversification requirements if:

     1. you have automatic rebalancing and you meet the two diversification tests listed above; or

     2. you have dollar cost averaging which results in transfers into at least four additional investment divisions with no more than 35% of any transfer directed to any one division.

SEE DOLLAR COST AVERAGING, PAGE 34, AND AUTOMATIC REBALANCING, PAGE
35.

If you fail to satisfy either the premium test or the diversification test and you do not correct it, this feature terminates. If you choose the guaranteed minimum death benefit, you must make sure your policy satisfies the premium test and diversification test. Once it terminates, you cannot reinstate the guaranteed minimum death benefit feature. The guaranteed period annual premium then no longer applies to your policy.


ADDITIONAL BENEFITS

Your policy may include additional benefits, which we attach by rider. A rider changes benefits under your policy and may or may not add an additional cost to your policy. If applicable, we deduct a monthly charge from your account value for each rider you choose. You may cancel these rider benefits at any time. If you choose any of these benefits your policy will include the details. Not all riders are available for all policies. You may schedule your term rider coverage to increase or decrease at issue. If you want to increase your scheduled benefits after issue of your rider, new guidelines may apply. Scheduled benefits are the kind and amount of benefits you choose under your policy over a stated period of time.

Periodically we may offer other riders than those listed here. You should contact your registered representative for a complete list of the riders now available.

SEE MODIFIED ENDOWMENT CONTRACTS, PAGE 59, FOR INFORMATION ON THE
POSSIBLE TAX EFFECTS OF ADDING OR CANCELING THESE BENEFITS.

ACCIDENTAL DEATH BENEFIT RIDER

This rider is not available for policies issued on or after May 1, 1998. This rider will pay the benefit amount you select if the insured person dies as a result of an accident or if the insured person dies within 90 days of an injury which occurred in an accident where the insured person dies before reaching age 70.

ADDITIONAL INSURED RIDER

This rider provides death benefits upon the death of immediate family members other than the insured person. You may add up to nine additional insured person riders to your policy. The minimum amount of coverage for each rider is $10,000. The maximum coverage for all additional insured persons is five times your policy's stated death benefit.

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ADJUSTABLE TERM INSURANCE RIDER

You may increase your death proceeds by adding an adjustable term insurance rider on the insured person's life. As the name suggests, the adjustable term insurance rider adjusts over time.

You specify a target death benefit when you apply for this rider. The target death benefit can be level or can be scheduled to change at the beginning of any policy year. We generally restrict your target death benefit to an amount not more than ten times your stated death benefit at issue. In other words, if your stated death benefit is $100,000, then the maximum amount of target death benefit we allow you is $1,000,000.

The death benefit for the adjustable term insurance rider is the difference between your total death benefit and your base death benefit. The death benefit automatically adjusts daily as your base death benefit changes. Total death benefit depends on which death benefit option is in effect:

     OPTION 1: If option 1 is in effect, the total death benefit is the greater of:

                  a.  the target death benefit; or
                  b. the account value multiplied by the appropriate factor from the death benefit corridor factors in the policy.

     OPTION 2: If option 2 is in effect, the total death benefit is the greater of:

                  a.  the target death benefit plus the account value; or
                  b. the account value multiplied by the appropriate factor from the death benefit corridor factors in the policy.

     OPTION 3: If option 3 is in effect, the total death benefit is the greater of:

                  a. the target death benefit plus the greater of the sum of the premiums you have paid minus partial withdrawals you have taken; or
                  b. the account value multiplied by the appropriate factor from the death benefit corridor factors in the policy.

For example, under option 1, assume your base death benefit increases as a result of an increase in your account value. The adjustable term insurance rider adjusts to provide death proceeds equal to your total death benefit in each year:


  Base Death   Total Death        Adjustable Term
   Benefit       Benefit      Insurance Rider Amount
 -----------   -----------    ----------------------
   $201,500      $250,000             $48,500
    202,500       250,000              47,500
    202,250       250,000              47,750

It is possible that the amount of your adjustable term insurance may be zero if your base death benefit increases enough. Using the same example, if the base death benefit under your policy grew to $250,000 or more, the adjustable term insurance would be zero.

The adjustable term insurance can never be less than zero. Even when the adjustable term insurance is reduced to zero, your rider remains in effect until you remove it from your policy. Therefore, if later the base death benefit is reduced below your target death benefit, the adjustable term insurance rider amount reappears to maintain the total death benefit.

You may change the target death benefit schedule after it is issued, based on our rules. SEE CHANGES IN DEATH BENEFIT AMOUNTS, PAGE 27.

We may deny any future, scheduled increases to your target death benefit if you cancel a scheduled change, or if you ask for an unscheduled decrease in your target death benefit.

Partial withdrawals, changes from death benefit option 1 to option 2, changes from death benefit option 1 to option 3 and base decreases may reduce the amount of your target death benefit. SEE PARTIAL WITHDRAWALS, PAGE 37, AND CHANGES IN DEATH BENEFIT OPTIONS, PAGE 26.

There is no defined premium for a given amount of adjustable term insurance coverage. Instead, we deduct a monthly cost of insurance charge from your account value. The cost of insurance for this rider is calculated as the monthly cost of insurance rate for the rider coverage multiplied by the adjustable term death benefit in effect that month. The cost of insurance rates will be determined by us from time to time. They will be based on the issue age, gender, and premium class of the person insured, as well as the length of time since your policy date. The

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monthly guaranteed maximum cost of insurance rates for this rider will be in the policy. SEE COST OF INSURANCE CHARGE, PAGE 49.

There are no sales or surrender charges for this coverage. This means that an increase in your target death benefit which does not increase your stated death benefit does not increase the total surrender charge for your policy. Further, a decrease in your adjustable term insurance rider coverage does not cause a surrender charge to be assessed. If the target death benefit schedule is increased by you after the rider is issued, we use the same rates for the entire coverage for this rider. These rates are based on the original premium class even though satisfactory new evidence of insurability is given to us for the increased schedule.

CHILDREN'S INSURANCE RIDER

This rider is not available for policies issued on or after May 1, 1998. This rider allows the addition of a death benefit for a child (or children) who is born or legally adopted by you if the child (or children) live to reach 15 days of age. Under these circumstances, you do not need to provide proof of insurability for the child or children.

RIGHT TO CHANGE INSURED RIDER

This rider allows you to change the insured person under your policy. You must provide satisfactory evidence of insurability for the insured person. A change of the insured person may have federal income tax consequences. If you change the insured person, the cost of your future insurance charges may change, but your account value remains the same as of the date you make this change. Changing the insured person also means that there will be new contestability and suicide periods. There is no charge for this rider.

GUARANTEED INSURABILITY RIDER

This rider is not available for policies issued on or after May 1, 1998. This rider allows increases in the stated death benefit without providing us evidence that the insured person remains insurable. Increases in the stated death benefit may be limited in amount and timing.

WAIVER OF COST OF INSURANCE RIDER

If the insured person becomes totally disabled while your policy is in force, this rider provides that we waive the monthly expense charges, cost of insurance charges, and rider charges during the disability. This means that we do not deduct these amounts from your account value. You must meet all of our requirements for this rider to apply. If you add this rider to your policy, you may not add the waiver of specified premium rider.

WAIVER OF SPECIFIED PREMIUM RIDER

If the insured person becomes disabled while your policy is in force, this rider provides that we credit a specified premium amount monthly to your policy during the total disability of the insured person. There is a waiting period before this benefit applies. In your application, you select the amount of premium we credit subject to our limits. If you add this rider to your policy, you may not add the waiver of cost of insurance rider.


SPECIAL FEATURES

POLICY MATURITY

On the maturity date if the insured person is still living, you must surrender the policy for the net account value. Your policy then ends. The maturity date is the policy anniversary nearest the date when the insured person reaches age
100. Some part of this payment may be taxable. You should consult your tax adviser.

RIGHT TO EXCHANGE POLICY

During the first 24 months after your policy date, you have the right to exchange your policy to a guaranteed policy, unless state law requires differently. To do this, we transfer the amount you have in the variable divisions to the guaranteed interest division. We allocate all of your future net premiums only to the guaranteed interest division. We do not allow any future payments or transfers to the variable divisions when you exercise this right.

We will not charge you for the transfer to make this exchange. SEE THE GUARANTEED INTEREST DIVISION, PAGE 19.

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POLICY VALUES

ACCOUNT VALUE

Your account value is the total amount you have in the guaranteed interest division, the variable divisions, and the loan division. Your account value reflects:
     o   net premiums;
     o   deductions for charges;
     o   partial withdrawals;
     o   investment performance of the variable divisions;
     o interest earned on the amount you have in the guaranteed interest division; and
     o   interest earned on the amounts you have in the loan division.

NET ACCOUNT VALUE

Your policy's net account value is your account value minus the amount of your outstanding policy loans and accrued loan interest.

CASH SURRENDER VALUE

Your cash surrender value is your account value minus any surrender charge.

NET CASH SURRENDER VALUE

Your net cash surrender value is your cash surrender value minus the amount of your outstanding policy loans and accrued loan interest.

DETERMINING THE VALUE IN THE VARIABLE DIVISIONS

The amounts included in the variable divisions are measured by accumulation units and accumulation unit values.

The value of a variable division is the accumulation unit value for that division times the number of accumulation units you own in that division. Each variable division has a different accumulation unit value.

You purchase accumulation units of a division whenever you allocate premium or make transfers to that division. This includes transfers from the loan division.

We redeem accumulation units from the variable divisions:
     o   when you take a partial withdrawal;
     o when amounts are transferred from a variable division (including transfers to the loan division);
     o   for the monthly deductions from your account value;
     o   for policy transaction charges;
     o   for surrender charges;
     o   on surrender; and
     o   to pay the death benefit when the insured person dies.

We calculate the number of variable division accumulation units purchased or redeemed by:

     1.  dividing the dollar amount of your transaction by:

     2. the division's accumulation unit value calculated at the close of business on the valuation date of the transaction.

The accumulation unit value is the value of an accumulation unit determined as of each valuation date. The accumulation unit value of each division varies with the investment performance of the matching portfolio. It reflects:
     o   investment income;
     o   realized and unrealized capital gains and losses;
     o   investment portfolio expenses; and
     o daily mortality and expense risk charges we take from the variable account.

SEE HOW WE CALCULATE ACCUMULATION UNIT VALUES FOR EACH DIVISION,
PAGE 33.

The date of a transaction is the date we receive your premium, an acceptable request or other transaction request at our customer service center, so long as the date of receipt is a valuation date. Each valuation date ends at 4:00 p.m. Eastern time. We use the accumulation unit value which is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

We take monthly deductions from your account value as of the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

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The value of amounts allocated to the variable divisions goes up or down depending on investment performance.

FOR AMOUNTS IN THE VARIABLE DIVISIONS, THERE IS NO GUARANTEED
MINIMUM CASH VALUE.

HOW WE CALCULATE ACCUMULATION UNIT VALUES FOR EACH DIVISION

We determine accumulation unit values for the variable divisions on each valuation date.

We generally set the accumulation unit value for a division at $10 on the date when the division is first opened and begins accepting amounts. After that, the accumulation unit value on any valuation date is:

     1. the accumulation unit value for the preceding valuation date multiplied by

     2. the accumulation experience factor for that division for the valuation period.

Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date.

We calculate an accumulation experience factor for each investment division every valuation date as follows:

     1. We take the share value of the underlying portfolio shares in the division as reported to us by the investment portfolio managers as of the close of business on that valuation date.

     2. We add dividends or capital gain distributions declared per share and reinvested by the investment portfolio on the date that the share value is affected. If applicable, we subtract a charge for taxes from this amount.

     3. We divide the remaining amount by the value of the shares in the underlying investment portfolio for the variable division at the close of business on the previous valuation date.

     4. We then subtract a charge for the mortality and expense risk which we assume under your policy. The daily charge is .002055% of the accumulation unit value. This is an annual rate of .75% of the accumulation unit value. If the previous day was not a valuation date, the charge is multiplied by the additional number of days since the prior valuation date.

The result of these calculations is the accumulation experience factor for the valuation period.


TRANSFERS OF ACCOUNT VALUE

You may make up to twelve free transfers among the variable divisions, or the guaranteed interest division, in each policy year. You may not make transfers until after your free look period ends if your state requires a refund of premium during the free look period. We do not limit your number of transfers, but we charge a $25 fee for each transfer that you make after the first twelve in each policy year. We do not include transfers for automatic rebalancing or dollar cost averaging toward your twelve free transfers.

You may make transfer requests in writing, or by telephone if you have telephone privileges, to our customer service center. Your transfer takes effect on the valuation date we receive your request. The minimum amount you may transfer is $100. This minimum does not need to come from one division or be transferred to one division as long as the total amount you transfer is at least $100. However, if the amount remaining in a variable division is less than $100 when you make a transfer request, we transfer the entire amount out of that division.

EXCESSIVE TRADING

Excessive trading activity can disrupt investment portfolio management strategies and increase portfolio expenses. Thus, we limit excessive transfer activity.

Excessive transfers may cause:
     o   increased trading and transaction costs;
     o   disruption of planned investment strategies;
     o   forced and unplanned portfolio turnover;
     o   lost opportunity costs; and
     o the investment portfolios to have large asset swings that decrease their ability to provide maximum investment return to all policyowners.

In response to excessive trading, we may place restrictions or refuse transfers made by third-party

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agents acting on behalf of owners such as a market timing service. We will refuse or place restrictions on transfers when we determine, in our sole discretion, that transfers are harmful to the investment portfolios, or to policyowners as a whole.

GUARANTEED INTEREST DIVISION TRANSFERS

You may transfer from the guaranteed interest division only in the first 30 days of each policy year. Transfer requests received within 30 days before your policy anniversary are deemed to occur on your policy anniversary. A request received by us within 30 days after your policy anniversary is effective as of the valuation date we receive it. Transfer requests made at any other time will not be processed.

Transfers from the guaranteed interest division are limited to the largest of:
     o 25% of your guaranteed interest division balance at the time of your first transfer or withdrawal out of it in that policy year;
     o the sum of the amounts you have transferred and withdrawn from the guaranteed interest division in the prior policy year; or
     o   $100.

Transfers of your account value into the guaranteed interest division are not restricted.


DOLLAR COST AVERAGING

If your policy has at least $10,000 invested in either the Fidelity VIP Money Market Portfolio, or the Neuberger Berman AMT Limited Maturity Bond Portfolio, you can elect dollar cost averaging. The main goal of dollar cost averaging is to protect your policy values from short-term price changes.

DOLLAR COST AVERAGING DOES NOT ASSURE A PROFIT NOR DOES IT PROTECT YOU AGAINST A LOSS IN A DECLINING MARKET.

This systematic plan of transferring account values is intended to reduce the risk of investing too much when the price of an investment portfolio's shares is high. It also reduces the risk of investing too little when the price of an investment portfolio's shares is low.

Since you transfer the same dollar amount to other divisions each period, you purchase more units in a division if the unit value is low, and you purchase fewer units if the unit value is high. You may add dollar cost averaging to your policy at any time. The first dollar cost averaging date must be at least five days after we receive your dollar cost averaging request. Dollar cost averaging cannot begin until after the end of your free look period if your state requires refund of all premiums paid during the free look period.

With dollar cost averaging, you designate either a dollar amount, or a percentage of your account value, for automatic transfer from either the division invested in either the Fidelity VIP Money Market Portfolio or the Neuberger Berman AMT Limited Maturity Bond Portfolio for automatic transfer. Each period, we automatically transfer the amount you select from your chosen source division to one or more other variable divisions. You may not make transfers to or from the guaranteed interest division or the loan division under dollar cost averaging.

The minimum percentage you may transfer to any one division is 1% of the total amount you transfer to all divisions you select. You must transfer at least $100 for each dollar cost averaging transfer.

Dollar cost averaging may occur on the same day of the month either monthly, quarterly, semi-annually, or annually. Unless you tell us otherwise, dollar cost averaging automatically takes place monthly, on the monthly processing date.

We do not count dollar cost averaging transfers toward your twelve free transfers per policy year. There is no charge for this feature.

You may have both dollar cost averaging and automatic rebalancing at the same time. The dollar cost averaging division from which your transfer will be taken cannot be included in your automatic rebalancing program.

CHANGING DOLLAR COST AVERAGING

You may change your dollar cost averaging program one time per policy year. If you have telephone privileges, you may make changes to the dollar cost averaging program by telephoning our customer service center. SEE TELEPHONE PRIVILEGES, PAGE 43.

TERMINATING DOLLAR COST AVERAGING

You may cancel dollar cost averaging by sending satisfactory notice to our customer service center. We must receive it at least five days before the next dollar cost averaging date.

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Dollar cost averaging will terminate if:

     1.  you specify a termination date; or

     2. your balance remaining in the division from which your dollar cost averaging transfers are taken reaches a dollar amount you set; or

     3. on any dollar cost averaging date, the amount in the division from which you want to make a transfer is equal to or less than the amount to be transferred. We will transfer the remaining amount and dollar cost averaging ends.


AUTOMATIC REBALANCING

Automatic rebalancing provides you with a method for maintaining a consistent approach to investing account values over time, and simplifying the process of asset allocation by dividing amounts among the investment options you have chosen.

Transfers made for automatic rebalancing do not count toward your twelve free transfers per policy year. There is no charge for this feature.

If you choose this feature, on each rebalancing date we transfer amounts among the divisions to match your pre-set automatic rebalancing allocation percentages. After the transfers, the ratio of your account value in each division to your total account value for all divisions included in automatic rebalancing matches the automatic rebalancing allocation percentage for that division. This action rebalances the amounts in the investment divisions that do not match your set allocation. This happens if an investment division outperforms other divisions for that time period.

You may choose the automatic rebalancing feature on your application or later by completing our customer service form. Automatic rebalancing may occur on the same day of the month either monthly, quarterly, semi-annually, or annually. If you do not specify, automatic rebalancing will occur quarterly.

If you choose automatic rebalancing on your policy application, the first transfer occurs on the date you select (after your free look period if your state requires return of all premiums paid during the free look period). If you elect this feature after your policy date, we process the first transaction on the date you have requested. If you requested no date, processing is on the last valuation date of the calendar quarter we receive your notice at our customer service center.

When you choose automatic rebalancing allocations, you may choose up to eighteen total investment divisions. SEE MAXIMUM NUMBER OF INVESTMENT DIVISIONS,
PAGE 19.

You may have both automatic rebalancing and dollar cost averaging at the same time. The division from which your dollar cost averaging transfers are taken cannot be included in your automatic rebalancing allocating program. You may not include the loan division in your automatic rebalancing allocations.

CHANGING AUTOMATIC REBALANCING

You may change your allocation percentages for automatic rebalancing at any time. Your allocation change is effective on the valuation date that we receive it at our customer service center. If you reduce the amount allocated to the guaranteed interest division, it is considered a transfer from that division. You must meet the requirements for the maximum transfer amount and time limitations on transfers from the guaranteed interest division. SEE TRANSFERS OF ACCOUNT VALUE, PAGE 33.

If you have automatic rebalancing and the guaranteed minimum death benefit and you ask for an allocation which does not meet the guaranteed minimum death benefit diversification requirements, we will notify you that the allocation needs to be changed and ask you for revised instructions.

TERMINATING AUTOMATIC REBALANCING

You may terminate automatic rebalancing at any time, as long as we receive your notice of termination at least five days before the next automatic rebalancing date. If you have the guaranteed minimum death benefit and you terminate the automatic rebalancing feature, you still must meet the diversification requirements of your net account value for the guarantee period to continue. SEE GUARANTEED MINIMUM DEATH BENEFIT, PAGE 28.


POLICY LOANS

You may borrow against your policy at any time after the first monthly processing date by using your policy as security for a loan, or as otherwise required

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by law. The amount you borrow is called a policy loan. Your policy loan is:

     1.  the total amount you borrow from your policy; plus

     2.  any policy loan interest that is capitalized when due; minus

     3.  policy loan repayments you make.

Unless state law requires differently, any new policy loan you take must be at least $100. The maximum amount you can borrow on any valuation date, unless required differently by state law, is your net cash surrender value minus the monthly deductions to your next policy anniversary.

Your request for a policy loan must be directed to our customer service center. If you have telephone privileges, you may request a policy loan for less than $25,000 by telephoning our customer service center. SEE TELEPHONE PRIVILEGES, PAGE 43.

Based on our administrative system, we may have other rules for policy loans. For example, we may require that your loan request be for a dollar amount rather than a percentage to be taken from a specific division.

Loan interest charges on your policy loan accrue daily at an annual interest rate of 3.75%. Interest is due in arrears on each policy anniversary. If you do not pay your interest when it is due, we add it to your policy loan on your policy anniversary.

If you request an additional loan, we add the amount you request to your existing outstanding policy loan. This way, there is only one loan outstanding on your policy at any time.

You may repay all or part of your policy loan at any time while your policy is in force. We assume that any payments you make, other than your scheduled premiums, are policy loan repayments. You must tell us otherwise if you want us to consider additional payments as premiums.

When you request a loan you may specify one investment division from which the loan will be taken. If you do not specify one, the loan will be taken proportionately from each active investment division you have.

When you take a policy loan, we transfer an amount equal to your policy loan amount from the variable and the guaranteed interest divisions in the same proportion they represent of your total net account value to the loan division. We follow this same process for loan interest in the amount due at your policy anniversary. We credit the loan division with interest at an annual rate of 3%.

The loan division is part of our general account, separate from the guaranteed interest division. When we make transfers to the loan division, we redeem sufficient units of the variable divisions to cover the amount of the loan which you take from the variable account. Unless you tell us otherwise, we deduct the amount transferred from each division in the same proportion that your account value in that division has to your net account value immediately before the loan transaction. We determine the amounts in each division as of the valuation date when we receive your loan request.

Policy loans may cause your policy to lapse if your net cash surrender value is not enough to pay all deductions each month. SEE LAPSE, PAGE 38.

Any policy loans you take may have tax consequences. SEE DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS, PAGE 59,
AND DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS, PAGE 59.

LOAN REPAYMENT

We transfer the amount of interest credited to the loan division for a policy year from the loan division on your policy anniversary. When you make a loan repayment, we transfer an amount equal to your repayment from the loan division up to the amount of your policy loan. Unless you tell us otherwise, we allocate these transfers among the variable divisions and the guaranteed interest division in the same proportion as your current premium allocation.

LOANS AND YOUR BENEFITS

Taking a loan decreases the amount you have in the variable divisions. Accruing loan interest will change your net account value as compared to what it would have been if you did not take a loan.

Even if you repay your loan, it has a permanent effect on your account value. This means that the benefits under your policy may be affected.

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The loan is a first lien on your policy. This means we deduct your outstanding policy loan and accrued loan interest from the death benefit payable, the cash surrender value payable on surrender or your account value on the maturity date.

Failure to repay your loan may affect the guaranteed minimum death benefit feature and the length of time your policy remains in force. The policy lapses (FOR EXCEPTIONS, SEE SPECIAL CONTINUATION PERIOD, PAGE 22 AND GUARANTEED MINIMUM DEATH BENEFIT, PAGE 26) when the cash surrender value minus policy loans and accrued loan interest is not enough to cover your monthly deductions. If your policy lapses with a loan outstanding, you may have adverse tax consequences. SEE DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS, PAGE 59, AND DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS, PAGE 59.

If you do not repay your policy loan, we deduct the outstanding policy loan amount and accrued loan interest from the death benefits payable, or the cash surrender value payable upon surrender.


PARTIAL WITHDRAWALS

You may request a partial withdrawal on any valuation date after your first policy anniversary by contacting our customer service center. If you request partial withdrawals by telephone, the partial withdrawal must be for an amount less than $25,000 and may not cause a decrease in your death benefit; otherwise, your partial withdrawal request must be in writing. SEE TELEPHONE PRIVILEGES, PAGE 43.

You may take only one partial withdrawal per policy year. We may set rules on partial withdrawals, based on our administrative system. For example, we may require that you specify a dollar amount rather than a percentage to be taken from a specific division.

The minimum partial withdrawal you may take is $100. The maximum partial withdrawal you may take is the amount which leaves $500 as your net cash surrender value. If you request a withdrawal of more than this maximum, we require you to surrender your policy. When you take a partial withdrawal, we deduct your withdrawal amount plus a service fee from your account value. If applicable, we deduct a surrender charge from your account value if your partial withdrawal causes a reduction in your stated death benefit. SEE CHARGES, DEDUCTIONS AND REFUNDS, PAGE 47.

Partial withdrawals may have adverse tax consequences. SEE DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS, PAGE 59; AND DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS, PAGE 59.

PARTIAL WITHDRAWALS UNDER DEATH BENEFIT OPTION 1

If you selected death benefit option 1, and if no more than fifteen years have passed since your policy date and the insured person is not yet age 81, you may make a partial withdrawal of up to the greater of 10% of your account value, or 5% of your stated death benefit without decreasing the stated death benefit. Any additional amounts you withdraw will reduce your stated death benefit by the amount of the withdrawal.

PARTIAL WITHDRAWALS UNDER DEATH BENEFIT OPTION 2

If you have selected death benefit option 2, a partial withdrawal does not reduce your stated death benefit or target death benefit. However, we reduce the total death benefit by at least the partial withdrawal amount because your account value is reduced.

PARTIAL WITHDRAWALS UNDER DEATH BENEFIT OPTION 3

If you have selected death benefit option 3, a partial withdrawal may reduce your total death benefit, but only to the level of your target death benefit.

STATED DEATH BENEFIT AND TARGET DEATH BENEFIT REDUCTIONS

Generally, we reduce the stated death benefit by the amount of the partial withdrawal. A partial withdrawal may reduce your target death benefit.

Partial withdrawals do not reduce the stated death benefit if your base death benefit has been increased to qualify your policy as life insurance under the federal income tax laws, if you withdraw an amount that is no greater than the amount that reduces your account value to a level which no longer requires your base death benefit to be increased to qualify as life insurance for federal income tax law purposes. SEE TAX STATUS OF THE POLICY, PAGE 57.

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We require a minimum stated death benefit and a minimum target death benefit to issue your policy. You are not allowed to take a partial withdrawal if it reduces your stated death benefit or target death benefit below this minimum. SEE GROUP OR SPONSORED ARRANGEMENTS OR CORPORATE PURCHASERS,
PAGE 57.

PARTIAL WITHDRAWAL MECHANICS

Unless you tell us otherwise, we will make a partial withdrawal from the guaranteed interest division and the variable divisions in the same proportion that each division has to your net account value immediately before your withdrawal. The amount withdrawn from the guaranteed interest division may not be for more than your total withdrawal multiplied by the ratio of your account value in the guaranteed interest division to your total net account value immediately before the partial withdrawal transaction.

We will send a new schedule page for your policy showing the effect of your withdrawal if there is any change to your stated death benefit or your target death benefit.

To make this change, we may ask that you return the policy to our customer service center. Your withdrawal and any reductions in the death benefits are effective as of the valuation date on which we receive your request. SEE DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS, PAGE 59, AND DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS, PAGE 59.


LAPSE

Your insurance coverage continues as long as your net cash surrender value is enough to pay all deductions each month. Lapse does not apply if either the guaranteed minimum death benefit or the special continuation period is in effect and you have met all requirements or your policy has reached the maturity date. SEE SPECIAL CONTINUATION PERIOD, PAGE 22, AND GUARANTEED MINIMUM DEATH BENEFIT, PAGE 28.

If there is an outstanding policy loan, your policy will lapse if the loan plus the accrued interest owed is more than the account value.

GRACE PERIOD

Your policy enters the 61-day lapse grace period if, on a monthly processing date:

     1.  your net cash surrender value is zero (or less); and

     2. the three-year special continuation period has expired, or you have not paid the required special continuation period premium; and

     3. you do not have the guaranteed minimum death benefit or it has expired or terminated.

We notify you that the policy is in a grace period at least 30 days before the grace period ends. We provide this notice to you, or a person to whom you have assigned your policy, at the last address in our records. We notify you of the required premium payment necessary to prevent your policy from lapsing. This amount is generally the amount of past due charges, plus the amount that covers your estimated monthly policy and rider deductions for the next two months. If the insured person dies during the grace period, we pay death proceeds to your beneficiary(ies) with reductions for policy loans, accrued loan interest, and monthly deductions owed. We will send you a lapse notice if the guaranteed minimum death benefit is going to lapse.

If we receive your payment of the required amount before the end of the grace period, we apply it to your account value in the same manner as your other premium payments, then we take the overdue deductions from your account balance.

If you do not pay the full amount we request within the 61-day grace period, your policy and all of its riders lapse without value. We then withdraw your remaining account balance from the variable divisions and the guaranteed interest division. We deduct amounts which you owe us, including any surrender charge and inform you that the policy has ended.

IF YOU HAVE THE GUARANTEED MINIMUM DEATH BENEFIT IN EFFECT

After the special continuation period has ended, and if the guaranteed minimum death benefit is in effect, your policy's stated death benefit will not lapse during the guarantee period. This is true even if your net cash surrender value is not enough to cover all of

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the deductions from your account value on any monthly processing date. SEE GUARANTEED MINIMUM DEATH BENEFIT, PAGE 28.

The guaranteed minimum death benefit does not protect benefits you may have under riders attached to your policy. Nor does it protect any amount of the base death benefit which is more than the stated death benefit. These benefits lapse if on any monthly processing date, your policy net cash surrender value is not enough to pay all monthly deductions from your account value (unless your policy is in the three-year special continuation period and your account value is more than the interest due on your loan). While the guaranteed minimum death benefit applies, we reduce your account value by monthly deductions, but not below zero. We permanently waive monthly deductions during the guarantee period which would reduce your account value below zero.

The guaranteed minimum death benefit terminates if your policy does not meet the monthly premium or diversification tests. If your guaranteed minimum death benefit terminates, the normal test for lapse then resumes. SEE REQUIREMENTS TO MAINTAIN THE GUARANTEE PERIOD, PAGE 28.

                                  LAPSE SUMMARY


                SPECIAL CONTINUATION PERIOD                              GUARANTEED MINIMUM DEATH BENEFIT
                                                                              (option 1 or option 2)
===================================================================================================================
       IF YOU MEET THE           IF YOU DO NOT MEET THE            IF YOU MEET THE        IF YOU DO NOT MEET THE
        REQUIREMENTS                  REQUIREMENTS                  REQUIREMENTS               REQUIREMENTS
Your policy does not          Your policy enters the        Your policy does not          Your policy enters the
lapse if you do not have      grace period if your net      lapse if you do not have      grace period ifyour net
enough net cash               cash surrender value is       enough net cash               cash surrender value is
surrender value to pay the    not enough to pay the         surrender value to pay the    not enough to pay the
monthly charges.  The         monthly charges, or if        monthly charges.              monthly charges, or if
charges are delayed until     your loan interest due is     However, if you have any      your loan interest due is
the earlier of: 1) the date   more than your net            riders, they lapse after the  more than yournet cash
you have enough net cash      account value.  If you do     grace period and only         surrender value.  If you
surrender value to cover      not pay enough premium        your base coverage            do not pay enough
the monthly charge, or 2)     to cover the past due         remains in force.             premium tocover the past
until the end of the          monthly charges and           Charges for your base         due monthlycharges and
special continuation          interest due,  plus the       coverage are then             interest due, plusthe
period.                       monthly charges and           deducted each month to        monthly chargesand
                              interest due through the      the extent that there is      interest due through the
                              end of the grace period       sufficient net account        end of the grace period
                              (at the end of the            value to pay these            (at the end of the
                              following two months),        charges.  If there is not     following two months),
                              your policy lapses.           sufficient net account        your policy lapses.
                                                            value to pay a charge, it is
                                                            permanently waived.


REINSTATEMENT

If you do not pay enough premium before the end of the grace period, your policy lapses. You may still reinstate your policy and its riders (other than the guaranteed minimum death benefit) within five years after the grace period ends.

Unless state law requires differently, we will reinstate your policy and riders if:

     1.  you have not surrendered your policy for its net cash surrender value;

     2. you provide satisfactory evidence to us that the insured person (and any people insured under your riders) is still insurable

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         according to our normal rules of underwriting for your type of policy; and

     3. we receive enough premium from you to keep your policy and its riders in force from the beginning to the end of the grace period and for two months after the reinstatement date.

Reinstatement is effective as of the monthly processing date following our approval of your reinstatement application. When we reinstate your policy, we also reinstate the surrender charges for the amount and time remaining when your policy lapsed. If you had a policy loan when coverage ended, we reinstate it with accrued loan interest to the date of lapse. The cost of insurance charges in effect at the time of reinstatement for the age of the insured person are adjusted to reflect the time since the lapse.

We apply the net premiums received after reinstatement according to the premium allocation instructions in effect at the start of the grace period, unless you tell us otherwise.


SURRENDER

You may surrender your policy for its net cash surrender value any time while the insured person is living. You do this by sending a written request and your policy or a lost policy form to our customer service center.

Your policy net cash surrender value is your cash surrender value, minus policy loans you have taken including accrued loan interest.

We compute your net cash surrender value as of the valuation date we receive your surrender request and policy at our customer service center. All insurance coverage ends on the date we receive your surrender request and policy.

We do not pro-rate or add back charges and expenses deducted from your account value which we deducted on the monthly anniversary before the date your surrender is processed. If you surrender your policy during the first fourteen policy years or segment years, we deduct a surrender charge from your net account value. If you surrender your policy during the early policy years, you may have little or no net cash surrender value. SEE SURRENDER CHARGE, PAGE 51.

A surrender of your policy may have adverse tax consequences. SEE DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS, PAGE 59, AND DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS, PAGE 59.


GENERAL POLICY PROVISIONS

FREE LOOK PERIOD OR RIGHT TO EXAMINE POLICY PERIOD

You have the right to examine your policy. If for any reason you do not want it, you may return your policy to us or your registered representative within the period shown in the policy. If you return your policy to us within your state's specified time limit, we will consider it canceled as of your policy date.

If you cancel your policy during this free look period, you will receive a refund as determined under state law.

Generally, there are two types of free look refunds. Some states require a return of all premiums paid while others permit payment of the account value plus a refund of all charges deducted. Your policy will specify what free look refund applies in your state. The type of free look refund allowed in your state will affect when your initial net premium and any additional net premiums we receive from you before the end of the free look period are invested into the variable divisions you selected.

Your state may require us to return the premiums you have paid if you cancel your policy during the free look period. In this case, that portion of your initial net premium and any net premium we receive from you during the free look period that you have allocated to the variable divisions will then be held in the division investing in the Fidelity Money Market Portfolio for 15 days after we issue your policy (five days deemed delivery time plus a typical free look period of 10 days), unless state law requires otherwise, if:
     o   you made a premium payment before we issued your policy; and
     o   you have provided all information and documents we have requested.

At the end of 15 days, your account value will be allocated among your chosen variable divisions, based on your most recent premium allocation instructions.

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Your state may require us to return your account value plus a refund of all charges deducted during the free look period. In this case, that portion of your initial net premium that you have allocated to the variable divisions will then be invested according to your most recent premium allocation instructions on the date we issue your policy if:
     o   you made a premium payment before we issued your policy; and
     o   you have provided all information and documents we have requested.

Amounts you allocated to the guaranteed interest division will be invested into that division when we issue your policy if you have made a premium payment and have no outstanding information or document requests from us. Once we have applied your net premium to your selected investment divisions, you may transfer funds between investment divisions and activate policy investment features such as automatic rebalancing or dollar cost averaging.

YOUR POLICY

The entire contract between you and us is the combination of:
     o   your policy;
     o a copy of your original application and any applications for benefit increases or decreases;
     o   all of your riders;
     o   endorsements;
     o   schedule pages; and
     o   reinstatement applications.

If you make a change to your coverage, we give you a copy of your changed application and new schedules. If you send us your policy, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy. Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.

A president or an officer of our company and our secretary or assistant secretary must sign all changes or amendments we make to your policy. No other person may change the terms or conditions of your policy.

AGE

We issue your policy at the insured person's age stated in your policy schedule. This is based on the insured person's age as of the nearest birthday to the policy date. We determine the insured person's age at any given time by adding the number of completed policy years to the age calculated at issue and shown in the schedule.

OWNERSHIP

The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive the benefits during the insured person's lifetime before the maturity date. This includes the right to change the owner, beneficiaries, or method to pay proceeds.

As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy, and any irrevocable beneficiary(ies).

You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded at our customer service center. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

BENEFICIARY(IES)

You, as owner, name the beneficiary(ies) when you apply for your policy. The primary beneficiary(ies) who survives the insured person receives the death proceeds. Other surviving beneficiary(ies) receive death proceeds only if there is no surviving primary beneficiary(ies). If more than one beneficiary(ies) survives the insured person, they share the death proceeds equally, unless you have told us otherwise. If none of your policy beneficiaries has survived the insured person, we pay the death proceeds to you, or to your estate as owner.

Once you tell us who the beneficiary(ies) is/are, we keep this information on file. You may name a new beneficiary during the insured person's lifetime. We pay the death proceeds to the most recent beneficiary(ies) whom you have most recently named and which we have on record. We do not make multiple payments.

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COLLATERAL ASSIGNMENT

You may assign your policy as security by sending written notice to us. After we record the assignment, your rights as owner and the beneficiary's(ies') rights (unless the beneficiary(ies) were made an irrevocable beneficiary(ies) under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid.

INCONTESTABILITY

After your policy has been in force while the insured person is alive for two years from your policy date, we will not question the validity of the statements in your application. After your policy has been in force while the insured person is alive for two years from the effective date of any new segment or from the effective date of an increase in any other benefit, we will not contest the statements in your application for the new segment or other benefit increase.

After this policy has been in force while the insured person is alive for two years from the effective date of any reinstatement, we will not contest the statements in your application for reinstatement.

MISSTATEMENTS OF AGE OR GENDER

If the insured person's age or gender has been misstated, we adjust the death benefit. We adjust death benefits to the amount which would have been purchased for the insured person's correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your account value on the last monthly processing date before the insured person's death, or as otherwise required by state law.

If unisex cost of insurance rates apply, we do not make any adjustments for a misstatement of gender.

SUICIDE

If the insured person commits suicide, while that insured person is sane or insane within two years of your policy date unless otherwise required by state law, we limit death benefits to:

     1.  the total of all premiums paid to the time of death; minus

     2.  the amount of outstanding policy loans and accrued loan interest; minus

     3.  any partial withdrawals you have taken.

If the insured person has been changed, and the new insured person dies by suicide within two years of the change date, we then limit the death benefit to:

     1.  your net cash surrender value as of the change date; plus

     2.  the premiums you paid since the change date; minus

     3. the sum of any increases in policy loans, accrued loan interest, and partial withdrawals taken since the change date.

We make a limited payment to the beneficiary(ies) for a new segment or other increase if the insured person commits suicide, while sane or insane within two years of the effective date of a new segment, or within two years of an increase in any other benefit, unless otherwise required by state law. The limited payment we make is equal to the cost of insurance and monthly expense charges which were deducted for such increase.

TRANSACTION PROCESSING

Generally, within seven days of when we receive all information required to process a payment, we pay:
     o   death proceeds;
     o   net cash surrender value upon surrender;
     o   partial withdrawals; and
     o   loan proceeds.

We may delay processing these transactions if:
     o   the NYSE is closed for trading;
     o   trading on the NYSE is restricted by the SEC;
     o there is an emergency so that it is not reasonably possible to sell securities in the variable divisions or to determine the value of an investment division's assets; or
     o a governmental body with jurisdiction over the separate account allows suspension by its order.

Any SEC rules and regulations that apply determine whether or not these conditions exist.

We execute transfers among the variable divisions as of the valuation date of our receipt of your request at our customer service center.

We determine death proceeds as of the insured person's date of death. The death proceeds are not affected by changes in the value of the variable

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divisions after the insured person's death. We pay interest at our stated rate (or at a higher rate if required by law) from the insured person's date of death to the date of payment.

We may delay payment from our guaranteed interest division for up to six months, unless state law requires otherwise, of:
     o   surrender proceeds;
     o   withdrawal amounts; or
     o   loan amounts.

We pay interest at our declared rate (or at a higher rate if required by law) from the date we receive the request if we delay payment more than 30 days.

NOTIFICATION AND CLAIMS PROCEDURES

Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for policy change, or at the time of surrender.

If the insured person dies while your policy is in force, please let us or your registered representative know as soon as possible. We will immediately send you instructions on how to make a claim. As proof of the deceased insured person's death, we may require you to provide proof of the deceased insured person's age, and a certified copy of the deceased insured person's death certificate.

The beneficiary(ies) and the deceased insured person's next of kin may need to sign authorization forms. These forms allow us to get information about the deceased insured person. This information may include medical records of doctors and hospitals used by the deceased insured person.

TELEPHONE PRIVILEGES

If your policy was delivered on or after May 1, 1999, telephone privileges are automatically provided to you and your agent or registered representative, unless you tell us otherwise. If you do not wish to have this feature, decline it on the application or contact our customer service center. If your policy was delivered before May 1, 1999, you may choose telephone privileges by completing our customer service form and returning it to our customer service center. Telephone privileges allow you or your agent or registered representative, if applicable, to call our customer service center to:
     o   make transfers;
     o   change premium allocations;
     o change features in your dollar cost averaging and automatic rebalancing programs;
     o   partial withdrawals; or
     o   request a policy loan.

Our customer service center uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:

     1.  requiring some form of personal
         identification;

     2.  providing written confirmation of any
         transactions; and

     3.  tape recording telephone calls.

By accepting automatic telephone privileges, you authorize us to record your telephone calls to us. If we use reasonable procedures to confirm instructions, we are not liable for losses due to unauthorized or fraudulent instructions. We may discontinue this privilege at any time.

NON-PARTICIPATION

Your policy does not participate in the surplus earnings of Security Life.

DISTRIBUTION OF THE POLICIES

The principal underwriter (distributor) for our policies is ING America Equities, Inc. ING America Equities, Inc. is a wholly owned subsidiary of Security Life. It is registered as a broker-dealer with the SEC and the NASD. We pay ING America Equities, Inc. for acting as the principal underwriter under a distribution agreement.

We sell our policies through registered representatives of other broker-dealers including, but not limited to:

     1. VESTAX Securities Corporation, a subsidiary of ING America Insurance Holdings, Inc.;

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     2. Locust Street Securities, Inc., an affiliate of Security Life of Denver Insurance Company;

     3. Multi-Financial Services, Inc., an affiliate of Security Life of Denver Insurance Company; and

     4. IFG Network Securities, Inc., a subsidiary of Investors Financial Group, Inc., which is a subsidiary of ING America Insurance Holdings, Inc.

These broker-dealers have entered into selling agreements with us. They are registered with the SEC and the NASD.

Under these selling agreements, we pay a distribution allowance to broker-dealers, who then pay commissions to the registered representative who sells this policy. The distribution allowance may be up to 95% of the first target premium that you pay. For premiums that you pay over your first target premium, the distribution allowance may be up to 4% in policy years one through ten, and up to 2% in policy years over ten.

Broker-dealers may receive annual renewal payments of up to 0.10% of the net account value at the earlier of the beginning of the tenth year of your policy or after you pay more than the guideline single premium according to the federal income tax definition of life insurance.

Compensation arrangements vary among broker-dealers and depend on particular circumstances. In addition to the above-described compensation, we may pay:
     o   override payments;
     o   expense allowances;
     o   bonuses;
     o   special marketing fees;
     o   wholesaler fees and marketing allowances; and
     o   training allowances.

Under our sales incentive programs, as permitted by law, registered representatives may receive other compensation such as:
     o   expense-paid trips;
     o   expense-paid educational seminars; and
     o   merchandise.

We pay all distribution and other allowances from our own resources which includes sales charges deducted from premiums and surrender charges.

ADVERTISING PRACTICES AND SALES LITERATURE

We may use advertisements and sales literature to promote this product, including:
     o articles on variable life insurance and other information published in business or financial publications;
     o   indices or rankings of investment securities; and
     o comparisons with other investment vehicles, including tax considerations.

We may use information regarding the past performance of the variable investment divisions. But past performance is not indicative of future performance of the investment divisions or the policies and is not reflective of the actual investment experience of individual policyowners.

We may feature certain investment divisions and their managers, as well as describe asset levels and sales volumes for our products. We may refer to past, current, or prospective economic trends and investment performance or other information we believe may be of interest to our customers.

SETTLEMENT PROVISIONS

You may elect to have the beneficiary(ies) receive the death proceeds other than in one payment. If you make this election, you must do so during the insured person's lifetime. If you have not made this election, the beneficiary(ies) may do so within 60 days after we receive proof of the insured person's death.

You may take your net cash surrender value in other than one payment.

The investment performance of the variable divisions does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. Payment options are subject to our rules at the time you make your selection. A periodic payment must be at least $20. Currently, these alternate payment options are available if the proceeds are $2,000 or more.


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Option I:    PAYOUTS FOR A DESIGNATED PERIOD: Payout payments may be made on a monthly, quarterly, semi-annual, or annual basis.

             These payments may last for a period from five to thirty years. The installment dollar amounts are equal except for any excess interest. Settlement Option Table I in your policy shows the amount of the first monthly payout for each $1,000 of account value applied.

Option II:   LIFE INCOME WITH PAYOUTS GUARANTEED FOR A DESIGNATED PERIOD: Payout
             payments may be made on a monthly, quarterly, semi-annual, or annual basis.

             We make these payments throughout the lifetime of the person receiving the payment, or if longer for guaranteed periods of five, ten, fifteen, or twenty years. You may choose the length of time to receive the guaranteed payments. If you choose a longer guaranteed period, this will decrease the amount of your periodic payments.

             The installment dollar amounts are equal except for any excess interest. The Settlement Option Table II in your policy shows the amount of the first monthly payout for each $1,000 of account value applied. This option is available only for the ages shown in this table.

Option III:  HOLD AT INTEREST:  Amounts may be left on deposit with us to be paid at the death of the person you choose to receive the payment, or at a chosen earlier date. We will pay interest at our declared rate on any unpaid balance (or at a higher rate if required by law). You may choose interest to be accumulated or be paid on a monthly, quarterly, semi-annual, or annual basis.

             You may not leave money on deposit for more than 30 years.

Option IV:   PAYOUTS OF A DESIGNATED AMOUNT: Payouts will be made until proceeds, including interest, are exhausted. Interest is at a rate we declare (or at a higher rate as required by law). Payout payment choices are on a monthly, quarterly, semi-annual, or annual basis.

Option V:    OTHER: You, as owner, may ask us to apply money under any options we offer at the time we pay the benefit.

The beneficiary(ies) or other person (successor to the beneficiary(ies)) who has the right to receive payments may name someone else to receive amounts that we would otherwise pay to the beneficiary's(ies') estate if he/she/they die(s). The person who has the right to receive payment may name another person, at any time. Designating another person to receive payment may have income, gift or estate tax consequences. Consult a professional tax adviser before making this designation.

We must approve an arrangement that involves someone who is to receive payment who is not a human being (for example, a corporation). We must approve a situation involving a person who is to receive payment while acting on behalf of another, called a fiduciary. We base the details of all arrangements on our rules at the time the arrangements are effective. This includes rules on the:
     o   minimum amount we pay under an option;
     o   minimum amounts for installment payments;
     o   withdrawal rights;
     o right to receive payments over time, which we may offer as a lump sum payment;
     o naming of people who have the right to receive payment and their successors; and
     o   proof of age and survival.


ADMINISTRATIVE INFORMATION ABOUT THE POLICY

VOTING PRIVILEGES

We invest the variable divisions' assets in shares of investment portfolios. We are the legal owner of the shares held in the variable account and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund's current prospectus, or issues requiring a vote by shareholders under the Investment Company Act of 1940.

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Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your account value.

We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

Each investment portfolio's shares have the right to one vote. The votes of all investment portfolios are cast together on a collective basis, except on issues for which the interests of the portfolios differ. In these cases, voting is done on a portfolio-by-portfolio basis.

Examples of issues that require a portfolio-by- portfolio vote are:

     1. changes in the fundamental investment policy of a particular investment portfolio; or

     2.  approval of an investment advisory agreement.

We vote the shares in accordance with your instructions at meetings of investment portfolio shareholders. We vote any investment portfolio shares that are not attributable to policies, and any investment portfolio shares for which the owner does not give us instructions, the same way we vote as if we did receive owner instructions.

We reserve the right to vote investment portfolio shares without getting instructions from policy owners if the federal securities laws, regulations, or their interpretations change to allow this.

You may only instruct us on matters relating to the investment portfolios corresponding to divisions in which you have invested assets as of the record date set by the investment portfolio's Board for the portfolio's shareholders meeting. We determine the number of investment portfolio shares in each division that we attribute to your policy by dividing your account value allocated to that division by the net asset value of one share of the matching investment portfolio.

MATERIAL CONFLICTS

We are required to track events to identify any material conflicts arising from using investment portfolios for both variable life and variable annuity separate accounts. The boards of the investment portfolios, Security Life, and other insurance companies participating in the investment portfolios, have this same duty. There may be a material conflict if:
     o   state insurance law or federal income tax law changes;
     o   investment management of an investment portfolio changes; or
     o voting instructions given by owners of variable life insurance policies and variable annuity contracts differ.

The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or between certain classes of owners, and these retirement plans or participants in these retirement plans.

If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect policy owners. This could mean delays or interruptions of the variable operations.

When state insurance regulatory authorities require us, we may ignore voting instructions relating to changes in an investment portfolio's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.

Under the Investment Company Act of 1940, we must get your approval for certain actions involving our separate account. In this case, you have one vote for every $100 of value you have in the variable divisions. We cast votes credited to amounts in the variable divisions, but not credited to policies in the same proportion as votes cast by owners.

RIGHT TO CHANGE OPERATIONS

Subject to state limitations, we may from time to time make any of the following changes to our separate account:

     1.  Change the investment objective.

     2. Offer additional divisions which will invest in portfolios we find appropriate for policies we issue.

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     3. Eliminate variable divisions.

     4. Combine two or more variable divisions.

     5. Substitute a new investment portfolio for a portfolio in which the division currently invests. A substitution may become necessary if, in our judgment:
         o    a portfolio no longer suits the purposes of your policy;
         o    there is a change in laws or regulations;
         o there is a change in a portfolio's investment objectives or restrictions;
         o    the portfolio is no longer available for investment; or
         o    another reason we deem a substitution is appropriate.

     6. Transfer assets related to your policy class to another separate account.

     7.  Withdraw the separate account from registration under the 1940 Act.

     8. Operate the separate account as a management investment company under the 1940 Act.

     9. Cause one or more divisions to invest in a mutual fund other than, or in addition to, the investment portfolios.

     10. Stop selling these policies.

     11. End any employer or plan trustee agreement with us under the agreement's terms.

     12. Limit or eliminate any voting rights for the separate account.

     13. Make any changes required by the 1940 Act, or its rules or regulations.

We will not make a change until it is effective with the SEC and approved by the appropriate state insurance departments, if necessary. We will notify you of changes. If you then wish to transfer the amount you have in the affected division to another variable division, or to the guaranteed interest division, you may do so free of charge. Just notify us at our customer service center.

REPORTS TO OWNERS

At the end of each policy year we send a report to you that shows:
     o your total net policy death benefit (your stated death benefit plus adjustable term insurance rider death benefit, if any);
     o   your account value;
     o   your policy loans, if any, plus accrued interest;
     o   your net cash surrender value;
     o   information about the variable divisions; and
     o your account transactions during the previous year showing net premiums, transfers, deductions, loans, or withdrawals.

We also send semi-annual reports with financial information on the investment portfolios, including a list of the investment holdings of each portfolio to you.

We send confirmation notices to you throughout the year for certain policy transactions.


CHARGES, DEDUCTIONS AND REFUNDS

The amount of a charge may not exactly correspond to the cost incurred by us to provide the service or benefits associated with the particular policy. Many charges are not at "cost". For example, the sales charges may not cover all of the sales and distribution expenses actually incurred by us. Proceeds from other charges, including the mortality and expense risk charge or cost of insurance charges, may be used in part to cover such expenses.


DEDUCTIONS FROM PREMIUMS

We consider any payment we receive before the maturity date to be a premium if you do not have an outstanding loan. After we deduct certain expenses from your premium payment, we add the remaining net premium to your account value.

TAX CHARGES

We pay state and local taxes in almost all states. These taxes vary in amount from state to state and may vary from jurisdiction to jurisdiction within a state. Currently, state and local taxes range from 0.5% to 5% with some states not imposing these types of taxes. We currently deduct an amount equal to 2.5% of each premium payment you make to cover these taxes. The 2.5% rate approximates the average tax rate we expect to pay in all states.

We also currently deduct an amount equal to 1.5% of each premium payment you make to cover our

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estimated costs for the federal income tax treatment of deferred acquisition costs. This cost is determined solely by the amount of life insurance premiums we receive.

We reserve the right to increase or decrease your premium expense charge for taxes as a result of changes in the tax law, within limits set by state law. We also reserve the right to increase or decrease your premium expense charge for the federal income tax treatment of deferred acquisition costs based on any change in that cost to us.

SALES CHARGE

We deduct a percentage from each of your premium payments to compensate us for the costs we incur in selling the policies. We base the deducted percentage on the insured person's age on the policy date or an increase in your coverage:


   Segment Issue             Sales Charge Percentage
        Age
   -------------             -----------------------
       0 - 49                         2.25%
      50 - 59                         3.25%
      60 - 85                         4.25%

These premium deductions are a part of the total sales charge. To determine your applicable sales charge, premiums you pay after an increase in stated death benefit are allocated to your policy segments in the same proportion as the guideline annual premium (defined by federal income tax law) for each segment bears to the total guideline annual premium for your stated death benefit.

The sales charge covers the costs of distribution, preparing our sales literature, promotional expenses, and other direct and indirect expenses. The amount charged is not specifically related to sales expenses in a particular year.

We may reduce or waive the sales charge for certain group or sponsored arrangements or for corporate purchasers.


DAILY DEDUCTIONS FROM THE VARIABLE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

We deduct a charge each day for the mortality and expense risks we assume. This charge is 0.002055% per day of the amount you have in the variable divisions. This is an annual rate of 0.75%.

The mortality risk we assume is that insured people, as a group, may live less time than we estimated. We assume risk that expenses we incur in issuing and administering the policies and in operating the variable divisions are greater than the amount we estimated when we set these charges.

The mortality and expense risk charge does not apply to your account value which is invested in the guaranteed interest division or the loan division.


MONTHLY DEDUCTIONS FROM YOUR ACCOUNT VALUE

We deduct charges from your account value on each monthly processing date. On or before November 1, 1999, we will make available to you the option to designate a single withdrawal investment division from which we will take your monthly deductions. You may designate a withdrawal investment division at policy application or at a later time. You may choose to have us withdraw the monthly deduction from the guaranteed interest division or the variable divisions in which you have amounts. You may not use the loan division as your designated withdrawal investment division from which to deduct monthly deductions.

If you do not choose a withdrawal investment division from which to deduct monthly deductions, or if the amount you have in your designated withdrawal investment division is not enough to cover the monthly deductions, these charges are taken from the variable and guaranteed interest divisions in the same proportion that your account value in each division has to your total net account value as of the monthly processing date.

If you change your designated withdrawal investment division from which monthly deductions are deducted, we may consider this a premium allocation change for which there may be a charge. SEE POLICY TRANSACTION FEES, PAGE 50.







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                     DIVISIONS FROM WHICH WE DEDUCT CHARGES



                     MONTHLY CHARGES: COST OF
                 INSURANCE CHARGES, RIDER CHARGES,                                               LOANS AND
                        ADMINISTRATION FEES                 TRANSACTION FEES              PARTIAL WITHDRAWALS
-----------  -----------------------------------------   ----------------------------    -----------------------------------
  CHOICE     May choose one withdrawal investment        Proportionally among            Maychoose any withdrawal
             division, including guaranteed interest     variable divisions and          investment division or combination
             division when this option is available      guaranteed interest division    of investment divisions, subject to
                                                                                         requirements
-----------  -----------------------------------------   ----------------------------    -----------------------------------
  DEFAULT    Proportionally among variable divisions     Proportionally among            Proportionally among variable
             and guaranteed interest division            variable divisions and          divisions and guaranteed interest
                                                         guaranteed interest division    division


POLICY CHARGE

The initial policy charge is $10 per month for the first three years of your policy. This charge compensates us for such costs as:
     o   application processing;
     o   medical examinations ;
     o   establishment of policy records; and
     o   insurance underwriting costs.

MONTHLY ADMINISTRATIVE CHARGE

For this policy, we charge a per month administrative charge of $3 plus $0.0125 per $1,000 for the greater of the stated death benefit, or the target death benefit. The per $1,000 charge is currently limited to $15 per month. The monthly administrative charge is designed to compensate us for ongoing costs such as:
     o   premium billing and collections;
     o   claim processing;
     o   policy transactions;
     o   record keeping;
     o   reporting and communications with policy owners; and
     o   other expenses and overhead.

COST OF INSURANCE CHARGE

The cost of insurance charge compensates us for the ongoing costs of providing insurance coverage under the policy, including the expected cost of paying death proceeds that are more than your account value at the insured person's death.

We base the cost of insurance charge rates on the insured person's age, gender, ratings and premium class on the policy for each segment date, or on the date you add a base coverage segment. The cost of insurance charge is equal to our current monthly cost of insurance rate times the net amount at risk for each portion of your death benefit. We calculate the net amount at risk monthly, at the beginning of each policy month. For the base death benefit, the net amount at risk is calculated using the difference between the current base death benefit and your account value. We determine the amount of your account value after we deduct your policy and rider charges due on that date, other cost of insurance charges for the base death benefit, adjustable term insurance rider and waiver of cost of insurance rider.

If your base death benefit at the beginning of a month increases (due to requirements of the federal income tax law definition of life insurance), the net amount at risk for your base death benefit for that month also increases. Similarly, the net amount at risk for your adjustable term insurance rider decreases. This means that the amount of your cost of insurance charge varies from month to month with changes in your net amount at risk, changes in the death benefit and with the increasing age of the insured person. We allocate the net amount at risk to any segments in the same proportion that each segment has to the total stated death benefit for all coverage segments as of the monthly processing date.

We apply unisex rates where appropriate under the law. This currently includes the State of Montana and policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs.

Separate cost of insurance rates apply to:
     o   each segment of the base death benefit; and
     o   your adjustable term insurance rider.

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These rates are never more than the guaranteed maximum rates shown in your policy; however, they may change from time to time. Rates are greater for policies with a stated death benefit (or target death benefit, if any) that is less than $100,000 on the policy date. The guaranteed maximum rates are based on the 1980 Commissioner's Standard Ordinary Sex and Smoker Distinct Mortality Table.

The maximum rates for the initial and any new segment will be printed in the schedule which we will provide to you.

GUARANTEED ISSUE

We may offer policies on a guaranteed issue basis for certain group or sponsored arrangements. When this happens, we issue these policies up to a preset face amount with reduced evidence of insurability requirements. Guaranteed issue policies may carry a different mortality risk to us compared with policies that are fully underwritten. So, we may charge different cost of insurance rates for guaranteed issue policies. The cost of insurance rates under these circumstances may depend on the:
     o   issue age of the insured people;
     o   risk class of the insured people;
     o   size of the group; and
     o   total premium the group pays.

Generally, most guaranteed issued policies have higher overall charges for insurance than a similar underwritten policy issued in the standard nonsmoker, or standard smoker class. This means that the insured person in a group or sponsored arrangement could get individually underwritten insurance coverage at a lower overall cost.

CHARGES FOR ADDITIONAL BENEFITS

On each monthly processing date, we deduct the cost of additional benefits under your riders. SEE ADDITIONAL BENEFITS, PAGE 29.

CHANGES IN MONTHLY CHARGES

Changes we make in the cost of insurance charges, the guaranteed minimum death benefit charge or charges for additional benefits are for a class of insured persons. We base the new charge on changes in expectations about:
     o   investment earnings;
     o   mortality;
     o   the time policies remain in effect;
     o   expenses; and
     o   taxes.

New monthly charges will never be more than the guaranteed maximum rates shown in your policy.

GUARANTEED MINIMUM DEATH BENEFIT CHARGE

If you choose the guaranteed minimum death benefit we currently charge $0.005 per $1,000 of stated death benefit each month during the guarantee period. This charge is guaranteed never to be more than $0.01 per $1,000 of stated death benefit each month.


POLICY TRANSACTION FEES

We also charge fees for certain transactions you may make under your policy. We take these fees from the variable and the guaranteed interest divisions in the same proportion that your account value in each division has to your net account value immediately after the transaction.

PARTIAL WITHDRAWALS

We charge a service fee of the lesser of $25 or 2% of the amount you request against your account value for each partial withdrawal you take to cover our costs. We may also deduct a surrender charge from your account value. SEE PARTIAL WITHDRAWALS, PAGE 37.

TRANSFERS

There is a $25 fee for each additional transfer over twelve per policy year to cover our costs. If you include multiple transfers in one transfer request, it counts as one transfer. There is no transfer fee if you are transferring your account value into the guaranteed interest division under the right to exchange feature in your policy. SEE TRANSFERS OF ACCOUNT VALUE, PAGE 33, AND RIGHT TO EXCHANGE POLICY, PAGE 31.

ILLUSTRATIONS

The first policy illustration you request in a policy year is free. After that, we may charge a fee of up to $25 for each additional policy illustration you request.

PREMIUM ALLOCATION CHANGE

You may make five free premium allocation changes per policy year. After the five free premium allocation changes, we charge you $25 for each

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additional premium allocation change per policy year.


PERSISTENCY REFUND

Where state law allows us, we pay long-term policy owners a persistency refund. Each month your policy remains in force after your tenth policy anniversary, we credit your account value with a refund. This refund equals 0.5% of your account value on an annual basis. On a monthly basis, this equals 0.04167%.

If applicable, we add the persistency refund to the variable and guaranteed interest divisions, but not the loan division, in the same proportion that your account value in each division has to your net account value as of the monthly processing date. If we pay a persistency refund on the guaranteed interest division, we will pay it to you only before the maturity date.

Here are two examples of how the persistency refund may affect your account value each month:

EXAMPLE 1:  YOUR POLICY HAS NO LOAN:

     o   account value = $10,000 (all in the variable divisions)
     o   monthly persistency refund rate = .0004167
     o   persistency refund = 10,000 x .0004167 = $4.17


                 Before             After
                 Persistency        Persistency
                 Refund             Refund
                 -----------        -----------
Variable
divisions        $10,000.00         $10,004.17


EXAMPLE 2:  YOUR POLICY DOES HAVE A LOAN:

     o   account value = $10,000
     o   account value in the variable divisions = $5,000
     o   account value in the loan division = $5,000
     o   monthly persistency refund rate = .0004167
     o   persistency refund = 10,000 x .0004167 = $4.17


                  Before            After
                  Persistency       Persistency
                  Refund            Refund
                  -----------       -----------
Variable
divisions         $5,000.00         $5,004.17

Loan              $5,000.00         $5,000.00


SURRENDER CHARGE

We may deduct a surrender charge from your account value during the first fourteen years of your policy or coverage segment if you:
     o   surrender your policy;
     o   reduce your stated death benefit;
     o   allow your policy to lapse; or
     o   take a partial withdrawal which decreases your stated death benefit.

The surrender charge compensates us for issuing and distributing policies. We deduct surrender charges proportionately based on the account value in each investment division in which you have amounts invested immediately following the transaction.

The surrender charge is made up of two parts:

     1.  an administrative surrender charge, and

     2.  a sales surrender charge.

If you change your death benefit option, this may decrease your stated death benefit. Under these circumstances, we do not deduct a surrender charge from your account value, and we do not reduce future surrender charges.

If you change your death benefit option, this may increase the stated death benefit. We do not increase your surrender charge in this case. However, all other increases in your stated death benefit create a new segment which will be subject to its own fourteen year surrender charge period.

If your surrender charge changes, we send you a new schedule showing the change.

The administrative surrender charge varies by age at policy issue. See the chart below. Once set, the administrative surrender charge remains level for the first seven years following the effective date of your policy, and any new segment. These charges then decrease at the beginning of each following policy

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year by 12.5% of the amount in effect at the end of the seventh policy year. This continues until your surrender charge reaches zero at the beginning of your fifteenth policy year, or the year when the insured person reaches age 98, whichever happens first.

ADMINISTRATIVE SURRENDER CHARGE

The administrative surrender charge is a dollar amount for each $1,000 of the stated death benefit. We base this amount on the insured person's age on your policy date, or on the date you add a new stated death benefit coverage segment to your policy.

                         ADMINISTRATIVE SURRENDER CHARGE


  Insured's        Administrative Surrender Charge Per
     Age             $1,000 of Stated Death Benefit
     ---             ------------------------------
  0 - 39                          $2.50
 40 - 49                          $3.50
 50 - 59                          $4.50
 60 - 69                          $5.50
 70 and above                      $6.50

For example, if the stated death benefit is $100,000 and the insured person is age 40 on your policy date, your administrative surrender charge is $350.

During the first fourteen years of your policy your administrative surrender charge may decrease. This happens if you request a decrease in your stated death benefit, or you take a partial withdrawal which causes your stated death benefit to decrease. Your administrative surrender charge decreases in the same proportion that your stated death benefit decreases. Under these circumstances we then deduct from your account value the amount by which your administrative surrender charge decreased.

We designed your administrative surrender charge to cover part of our administrative expenses for your policy, such as:
     o   application processing;
     o   establishing your policy records;
     o   insurance underwriting; and
     o costs associated with developing and operating our systems to administer the policies.

SALES SURRENDER CHARGE

We calculate the sales surrender charge for each segment by applying the premiums you paid to each segment in the same proportion that the guideline annual premium for each segment (as defined by the federal income tax laws) has to the sum of the guideline annual premiums for all segments.

The sales surrender charge is:

     1. 25% of the premiums you paid up to your target premium for each segment without any substandard ratings (this is known as the base standard target premium); plus

     2. 5% of the premiums you paid in the first seven policy years following the effective date of a segment in excess of the base standard target premium for that segment.

Your sales surrender charge is never greater than 50% of your base standard target premium. We do not determine target premiums on your scheduled premium. We determine target premiums actuarially, based on the age and gender of the insured person. Your policy schedule shows the initial target premium for your policy and the target premium for any added segments. The schedule also shows the maximum sales surrender charge for your stated death benefit.

If your stated death benefit decreases, we reduce your target premium for each segment in the same proportion that we reduce your stated death benefit. We do not do this if the reduction is a result of a death benefit option change. In that case, we will send a new schedule page to you. You should attach this new page to your policy. In some instances, we may ask you to send your policy to us so that we can make this change for you.

If your new target premium for each segment is greater than or equal to the premiums you paid for that segment, then we reduce your future maximum sales surrender charge, we do not deduct a sales surrender charge from your account value.

If your new target premium for each segment is less than the sum of the premiums you paid for that segment, we reduce the future maximum sales surrender charge and we deduct a sales surrender charge from your account value equal to the difference between your sales surrender charge before the decrease, and your sales surrender charge after the decrease. We recalculate your new sales surrender charge as if your new target premium was always in effect for that segment.


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We reduce your future maximum sales surrender charge in the same proportion that we reduce your stated death benefit if:

     1. you make a decrease to your stated death benefit more than seven years after your policy date; or

     2. you make a partial withdrawal from your policy which reduces the stated death benefit, and you make your request more than seven years after the date you added the additional segment.



CALCULATION OF SURRENDER CHARGE EXAMPLES

EXAMPLE 1: Assume the stated death benefit on your policy is $100,000 and the insured person is age 45 when we issued your policy. The target premium on your policy is $1,500. The actual surrender charge, assuming that you pay a $1,000 premium each policy year, is:



                  Administrative              Sales                  Actual
Policy Year      Surrender Charge        Surrender Charge       Surrender Charge
-----------      ----------------        ----------------       ----------------
     1                 $350.00                $250.00                 $600.00
     2                  350.00                 400.00                  750.00
     3                  350.00                 450.00                  800.00
     4                  350.00                 500.00                  850.00
     5                  350.00                 550.00                  900.00
     6                  350.00                 600.00                  950.00
     7                  350.00                 650.00                 1000.00
     8                  306.25                 568.75                  875.00
     9                  262.50                 487.50                  750.00
     10                 218.75                 406.25                  625.00
     11                 175.00                 325.00                  500.00
     12                 131.25                 243.75                  375.00
     13                  87.50                 162.50                  250.00
     14                  43.75                  81.25                  125.00
     15                   0.00                   0.00                    0.00


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EXAMPLE 2: If you reduce your stated death benefit on your third policy anniversary to $90,000, we reduce your target premium proportionately, and it now equals $1,350 (90% of $1,500). There is a sales surrender charge of $30 when you reduce your stated death benefit. This is the difference between your sales surrender charge immediately before the decrease, and your sales surrender charge calculated assuming your new target premium was always in effect for your policy. There is an administrative surrender charge of $35 . This is the difference between your original administrative surrender charge and 90% of your initial administrative surrender charge. Using the figures in the example here, this calculation is: $350 - $315. We deduct both the sales surrender charge and the administrative surrender charge from the account value. The resulting actual surrender charge for each policy year is:

                     Administrative          Sales                   Actual
  Policy Year       Surrender Charge    Surrender Charge        Surrender Charge
  -----------       ----------------    ----------------        ----------------
       1                $350.00            $250.00                 $600.00
       2                 350.00             400.00                  750.00
       3                 350.00             450.00                  800.00
       4                 315.00             470.00                  785.00
       5                 315.00             520.00                  835.00
       6                 315.00             570.00                  885.00
       7                 315.00             620.00                  935.00
       8                 275.63             542.50                  818.13
       9                 236.25             465.00                  701.25
       10                196.88             387.50                  584.38
       11                157.50             310.00                  467.50
       12                118.13             232.50                  350.63
       13                 78.75             155.00                  233.75
       14                 39.38              77.50                  116.88
       15                  0.00               0.00                    0.00


FEES AND EXPENSES OF THE INVESTMENT PORTFOLIOS

The variable account purchases shares of the investment portfolios at net asset value. This price reflects investment management fees and other direct expenses that are deducted from the portfolio assets. The following table describes these investment management fees and other direct expenses of the investment portfolios. The fees and expenses are shown in both gross amounts and net amounts shown after any expenses or fees have been voluntarily absorbed by the investment portfolio advisers.

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INVESTMENT PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF PORTFOLIO AVERAGE NET ASSETS) /1/


                                                                                                              Fees and
                                                                         Investment                Total      Expenses  Total Net
                                                                         Management     Other    Portfolio   Waived or  Portfolio
                             Portfolio                                      Fees      Expenses   Expenses    Reimbursed  Expenses

AIM VARIABLE INSURANCE FUNDS, INC.
AIM V.I. Capital Appreciation Fund                                           0.62%      0.05%       0.67%       NA         0.67%
AIM V.I. Government Securities Fund                                          0.50%      0.26%       0.76%       NA         0.76%
THE ALGER AMERICAN FUND
Alger American Growth Portfolio                                              0.75%      0.04%       0.79%       NA         0.79%
Alger American Leveraged AllCap Portfolio                                    0.85%      0.11%/2/    0.96%       NA         0.96%
Alger American MidCap Growth Portfolio                                       0.80%      0.04%       0.84%       NA         0.84%
Alger American Small Capitalization Portfolio                                0.85%      0.04%       0.89%       NA         0.89%

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
VIP Growth Portfolio                                                         0.59%      0.09%       0.68%       NA         0.68%/4/
VIP Money Market Portfolio                                                   0.20%      0.10%       0.30%       NA         0.30%
VIP Overseas Portfolio                                                       0.74%      0.17%       0.91%       NA         0.91%/4/
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
VIP II Asset Manager Portfolio                                               0.54%      0.10%       0.64%       NA         0.64%/4/
VIP II Index 500 Portfolio                                                   0.24%      0.11%       0.35%      0.07%       0.28%/5/
INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-Equity Income Fund (formerly VIF-Industrial Income Portfolio)    0.75%      0.42%       1.17%/3/   0.24%/6/    0.93%
INVESCO VIF-High Yield Fund                                                  0.60%      0.47%       1.07%       NA         1.07%
INVESCO VIF-Small Company Growth Fund                                        0.75%     11.92%      12.67%/3/  10.80%/7/    1.87%
INVESCO VIF-Total Return Fund                                                0.75%      0.49%       1.24%/3/   0.07%/8/    1.17%
INVESCO VIF-Utilities Fund                                                   0.60%      1.24%       1.84%/3/   0.76%/9/    1.08%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Growth Portfolio                                                             0.83%      0.09%       0.92%       NA         0.92%
Limited Maturity Bond Portfolio                                              0.65%      0.11%       0.76%       NA         0.76%
Partners Portfolio                                                           0.78%      0.06%       0.84%       NA         0.84%
VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                          1.00%      0.15%       1.15%       NA         1.15%
Worldwide Emerging Markets Fund                                              1.00%      0.61%       1.61%/3/   0.11%/10/   1.50%
Worldwide Hard Assets Fund                                                   1.00%      0.20%       1.20%/3/    NA/11/     1.20%
Worldwide Real Estate Fund                                                   1.00%      4.32%       5.32%/3/   4.43%/12/   0.89%


/1/ The preceding portfolio expense information was provided to us by the portfolios, and we have not independently verified such information. These portfolio expenses are not direct charges against division assets or reduction from contract values; rather these portfolio expenses are taken into consideration in computing each underlying portfolio's net asset value, which is the share price used to calculate the unit values of the divisions. For a more complete description of the portfolios' costs and expenses, see the prospectuses for the portfolios.

/2/ Included in other expenses of the Alger American Leveraged AllCap Portfolio is 0.03% of interest expense.

/3/ Certain expenses of the Fund are being voluntarily absorbed by the Funds.


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/4/ A Portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total portfolio expenses presented in the table would have been 0.66% for Growth Portfolio, 0.89% for Overseas portfolio and 0.63% for Asset Manager Portfolio.

/5/ FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the funds' total portfolio expenses would have been 0.35%.

/6/ Certain expenses of the VIF-Equity Income Fund (formerly VIF-Industrial Income Fund) are being absorbed voluntarily by INVESCO Funds Group, Inc. pursuant to a commitment to the Fund. After absorption, the VIF-Equity Income Fund's "Other Expenses" and "Total Portfolio Expenses" were 0.18% and 0.93% respectively. This commitment can be changed at any time following consultation with the board of directors.

/7/ Certain expenses of the VIF-Small Company Growth Fund are being absorbed voluntarily by INVESCO Funds Group, Inc. pursuant to a commitment to the Fund. After absorption, the VIF-Small Company Growth Fund's "Other Expenses" and "Total Portfolio Expenses" were 1.12% and 1.87% respectively. This commitment can be changed at any time following consultation with the board of directors.

/8/ Certain expenses of the VIF-Total Return Fund are being absorbed voluntarily by INVESCO Funds Group, Inc. pursuant to a commitment to the Fund. After absorption, the VIF-Total Return Fund's "Other Expenses" and "Total Portfolio Expenses" were 0.42% and 1.17% respectively. This commitment can be changed at any time following consultation with the board of directors.

/9/ Certain expenses of the VIF-Utilities Fund are being absorbed voluntarily by INVESCO Funds Group, Inc. pursuant to a commitment to the Fund. After absorption, the VIF-Utilities Fund's "Other Expenses" and "Total Portfolio Expenses" were 0.48% and 1.08% respectively. This commitment can be changed at any time following consultation with the board of directors.

/10/ Van Eck Associates Corporation (the "Advisor") assumed expenses exceeding 1.50% of the Fund's average daily net assets. Due to this arrangement, the actual expenses incurred were "Total Portfolio Expenses" of 1.50%.

/11/ The Fund's "Other Expenses" were reduced by a fee arrangement based on cash balances left on deposit with the custodian and a directed brokerage arrangement where the Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's expenses. Due to this arrangement the actual expenses incurred were "Other Expenses" of 0.16% and "Total Portfolio Expenses" of 1.16%.

/12/ Van Eck Associates Corporation (the "Advisor") waived its management fees and assumed certain expenses for the period January 1, 1998 to February 28, 1998. The Advisor also assumed expenses exceeding 1.00% of the Fund's average daily net assets for the period March 1,1998 to December 31, 1998. The Fund's expenses were also reduced by a fee arrangement based on cash balances left on deposit with the custodian and a directed brokerage arrangement where the fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's expenses. Due to this arrangement the actual expenses incurred were "Investment Management Fees" of 0.00%, "Other Expenses" of 0.89% and "Total Portfolio Expenses" of 0.89%.

/13/ Neuberger Berman Advisers Management Trust (the "Trust") is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Investment Management and Administration Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, the "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series. See "Expenses" in the Trust's Prospectus. Expenses may reflect expense reimbursement. NBMI has undertaken to reimburse certain operating expenses, including compensation of NBMI and excluding taxes, interest, extraordinary expense, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Portfolios' average daily net asset value. These expense reimbursement policies are subject to termination upon 60 days written notice to the Portfolios.







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GROUP OR SPONSORED ARRANGEMENTS OR CORPORATE PURCHASERS

Individuals, corporations or other institutions may purchase this policy. For group or sponsored arrangements (including employees of Security Life of Denver, its affiliates and appointed sales agents), corporate purchasers, or special exchange programs which we may offer from time to time, we may reduce or waive the:
     o surrender charge, including the surrender charge on partial withdrawals;
     o   length of time a surrender charge applies;
     o   administrative charge;
     o   minimum stated death benefit;
     o   minimum target death benefit;
     o   minimum annual premium;
     o   target premium;
     o   sales charges;
     o   cost of insurance charges; or
     o   other charges normally assessed.

We can reduce or waive these items due to expected economies under a group or sponsored arrangement or with a corporate purchaser. Group arrangements include those in which there is a trustee, an employer or an association. The group either purchases policies covering a group of individuals on a group basis or endorses a policy to a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer policies to its employees or members on an individual basis.

Our sales, administration and mortality costs generally vary with the size and stability of the group, among other factors. We take all these factors into account when we reduce charges. A group or sponsored arrangement must meet certain requirements to qualify for reduced charges. We make reductions to charges based on our rules in effect when we approve a policy application form. We may change these rules from time to time.

Sponsored arrangements or corporations may have different group premium payments and premium requirements.

We will not be unfairly discriminatory in any variation in the surrender charge, administrative charge, or other charges, fees and privileges. These variations are based on differences in costs or services.


OTHER CHARGES

Under current law, we pay no tax on investment income and capital gains included in variable life insurance policy reserves. This means that no charge is currently made to any variable division for our federal income taxes. If the tax law changes and we have federal income tax chargeable to the variable divisions, we may make such a charge in the future.

In most states, we must pay state and local taxes. If these taxes increase, we may charge for such taxes.


TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.


TAX STATUS OF THE POLICY

This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner which is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in Internal Revenue Code Section 7702. However, there is very little guidance, with respect to policies issued on a substandard basis. Nevertheless, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so.



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Section 7702 provides that if one of two alternate tests is met, a policy will be treated as a life insurance policy for federal income tax purposes. These tests are referred to as the "cash value accumulation test" and the "guideline premium/cash value corridor test."

Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to account value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, depending on the insured person's age, sex, and premium class at any point in time, multiplied by the account value. SEE APPENDIX A, PAGE 171, FOR A TABLE OF THE CASH VALUE ACCUMULATION TEST FACTORS.

The guideline premium/cash value corridor test provides for a maximum premium in relation to the death benefit, and a minimum "corridor" of death benefit in relation to account value. In most situations, the death benefit that results from the guideline premium/cash value corridor test will ultimately be less than the amount of death benefit required under the cash value accumulation test. SEE APPENDIX B, PAGE 179, FOR A TABLE OF THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST FACTORS.

This policy allows the owner to choose, at the time of application, which of these tests we will apply to the policy. A choice of tests is irrevocable. Regardless of which test is chosen, we will at all times assure that the policy meets the statutory definition which qualifies the policy as life insurance for federal income tax purposes. In addition, as long as the policy remains in force, increases in account value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from the policy, such as a partial withdrawal or loan. SEE TAX TREATMENT OF POLICY DEATH BENEFITS, PAGE 58.


DIVERSIFICATION REQUIREMENTS

In addition to meeting the Code Section 7702 tests, Code Section 817(h) requires separate account investments, such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable division must meet certain tests. If your variable life policy is not adequately diversified under these regulations, it is not treated as life insurance under Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Our variable divisions' investment portfolios have promised they will meet the diversification standards that apply to your policy.

In certain circumstances, you, as owner of a variable life insurance contract, may be considered the owner for federal income tax purposes of the separate account assets used to support your contract. Any income and gains from the separate account assets are includable in the gross income from your policy under these circumstances. The IRS has stated in published rulings that a variable contract owner is considered the owner of separate account assets if the contract owner has "indicia of ownership" in those assets. "Indicia of ownership" includes the ability to exercise investment control over the assets.

Your ownership rights under your policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that policy owners are not owners of separate account assets. For example, you have flexibility in allocating your premium payments and in your policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the variable account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the variable account assets, or to otherwise qualify your policy for favorable tax treatment.

The following discussion assumes that the policy will qualify as a life insurance contract for federal income tax purposes.


TAX TREATMENT OF POLICY DEATH BENEFITS

We believe that the death benefit under a policy is generally excludable from the gross income of the beneficiary(ies) under section 101(a)(1) of the Code. However, there are exceptions to this general rule. Additionally, federal and local transfer, estate inheritance, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary(ies). A tax adviser should be consulted about these consequences.


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Generally, the policy owner will not be taxed on any of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a "modified endowment contract."

Special rules also apply if you are subject to the alternative minimum tax. You should consult a tax adviser if you are subject to the alternative minimum tax.


MODIFIED ENDOWMENT CONTRACTS

Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts," and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during the first seven policy years. Certain changes in a policy after it is issued could also cause it to be classified as a modified endowment contract. A current or prospective policy owner should consult with a competent adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.


MULTIPLE POLICIES

All modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includable in the policy owner's income when a taxable distribution occurs.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:

     1. All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contact will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed.

     2. Loans taken from or secured by a policy classified as a modified endowment contract are treated as distributions and taxed first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed.

     3. A 10% additional income tax penalty may be imposed on the distribution amount subject to income tax. Consult a tax adviser to determine whether or not you may be subject to this penalty tax.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner's investment in the policy. Only after the recovery of all investment in the policy, is there taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for federal income tax purposes, if policy benefits are reduced during the first fifteen policy years, may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a modified endowment contract are generally not treated as distributions. Finally, neither distributions from, nor loans from or secured by, a policy that is not a modified endowment contract are subject to the 10% additional income tax.


INVESTMENT IN THE POLICY

Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy other than a policy loan, your

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investment in the policy is reduced by the amount of the distribution that is tax free.


POLICY LOANS

In general, interest on a policy loan will not be deductible. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.


SECTION 1035 EXCHANGES

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of one life insurance policy for another life insurance policy, or for an endowment or annuity contract. We accept 1035 exchanges with outstanding loans. Special rules and procedures apply to Section 1035 exchanges. If you wish to take advantage of Section 1035, you should consult your tax adviser.


TAX-EXEMPT POLICY OWNERS

Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult their tax adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.


POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative action is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.


CHANGES TO COMPLY WITH THE LAW

So that your policy continues to qualify as life insurance under the Code, we reserve the right to refuse to accept all or part of your premium payments, or to change your death benefit. We may refuse to allow you to make partial withdrawals that would cause your policy to fail to qualify as life insurance. We also may:
     o   make changes to your policy or its riders; or
     o take distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes.

If we make any change of this type, it applies the same way to all affected policies. We will give you advance notice of this change.

The tax law limits the amount we can charge for mortality costs and other expenses used to calculate whether your policy qualifies as life insurance for federal income tax purposes. We must base these calculations on reasonable mortality charges and other charges reasonably expected to be paid. The Treasury issued proposed regulations on what it considers reasonable mortality charges. We believe that the charges used for your policy should meet the Treasury's current requirement for "reasonableness." We reserve the right to make changes to the mortality charges if future regulations have standards which make changes necessary in order to continue to qualify your policy as life insurance for federal income tax purposes.

Additionally, assuming that you do not want your policy to be or to become a modified endowment contract, we include a policy endorsement under which we have the right to amend your policy, including riders. We do this to attempt to enable your policy to continue to meet the seven-pay test for federal income tax purposes. If the policy premium you pay is more than the seven-pay limit, we have the right to remove any excess premium or to make any appropriate adjustments to your policy's account value and death benefit. It is not clear, however, whether we can take effective action pursuant to this endorsement under all possible circumstances to prevent a policy that has exceeded the premium limitation from being classified as a modified endowment contract.

Any increase in your death benefit will cause an increase in your cost of insurance charges.


OTHER

Policy owners may use our policies in various arrangements, including:
     o   qualified plans;
     o   non-qualified deferred compensation or salary continuance plans;

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     o   split dollar insurance plans;
     o   executive bonus plans;
     o   retiree medical benefit plans; and
     o   other plans.

The tax consequences of these plans may vary depending on the particular facts and circumstances of each arrangement. If you want to use any of your policies in this type of arrangement, you should consult a qualified tax adviser regarding the tax issues of your particular arrangement.

In recent years, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.

The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. We do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you may have to pay income taxes and possibly penalties later. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the policy owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

YOU SHOULD CONSULT QUALIFIED LEGAL OR TAX ADVISERS FOR COMPLETE INFORMATION ON FEDERAL, STATE, LOCAL, AND OTHER TAX CONSIDERATIONS.

















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ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES, AND ACCUMULATED PREMIUMS


The following tables are intended to show how the policy works. This includes how benefits and values can vary over a long period of time. Each table also compares these values with total premiums paid with interest. The policies illustrated include:


                                                Definition
                                    Death        of Life        Stated                      Target
                      Smoker       Benefit      Insurance        Death                      Death
Gender     Age        Status        Option         Test         Benefit      Premium       Benefit
------     ---        ------        ------         ----         -------      -------       -------
 Male       45      Non-smoker        1            CVAT         50,000        $9,745       500,000

The tables show how death benefits, account values, and cash surrender values of a hypothetical policy could vary over an extended period of time, assuming the variable divisions had constant hypothetical gross annual investment returns of 0%, 12%, or 6% over the periods indicated in each table. Values would differ from those shown in the tables if the annual investment returns were not constant. The amounts shown would differ if we had used female or unisex rates.

These illustrations assume there are no policy loans.

We illustrate premium payments as if they were made at the beginning of the year. The third column of each table shows what would happen if an amount equal to the assumed premiums earned interest, after taxes, of 5% compounded annually.

The difference between the account value and the cash surrender value in the first fourteen years of the policy show the effect of the surrender charge.

The net investment return on your policy is lower than the gross investment return on the variable divisions. This is due to the mortality and expense risk charge, and the portfolio charge for management fees and portfolio expenses. We show the effect of the net investment return in the in the amounts for death benefits, account values and cash surrender values.

The tables reflect annual investment management fees of 0.6643% of the portfolios' aggregate average daily net assets. This hypothetical rate is a simple average of the investment advisory fees applying to the investment portfolios for the year ending December 31, 1998. We assume other portfolio expenses at the rate of 0.2531% of the portfolios' average daily net assets. This is an average of all the portfolios' other expenses for the year ending December 31, 1998 after any absorption by investment portfolio managers has been made. The average of all portfolios' total expenses is 0.9174%.

Actual fees vary by portfolio. The portfolio fees and expenses used in the illustrations are the net amounts shown after absorption of fees and expenses by the portfolio's investment manager. Absent such reimbursement, the fees and expenses used in the illustrations would be higher. The tables assume that the current expense reimbursement arrangements will continue. However, they may not continue.

The effect of these portfolio charges and expenses, and mortality and expense risk charges results in a net rate of return of:
     o   (1.66)% on a 0% gross rate of return;
     o   4.30% on a 6% gross rate of return; and
     o   10.25 on a 12% gross rate of return.

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The tables assume that charges have been deducted including deductions for premiums, cost of insurance rider charges, monthly deductions and administrative and sales charges. The tables show charges at our current rates which includes a persistency refund. The tables also show charges at the maximum rates we guarantee in our policies. SEE MONTHLY DEDUCTIONS FROM YOUR ACCOUNT VALUE, PAGE 48.

The tables reflect that we do not currently charge against the variable account for state or federal taxes. If we charge for the taxes in the future, it will take a higher gross rate of return than the rates shown to produce the same death benefits, account values, and cash surrender values.

If we are asked to do so, we will give you a comparable personal illustration based on:
     o   the insured person's age and gender;
     o   standard premium class assumptions;
     o   initial stated death benefit;
     o   the chosen death benefit option;
     o   scheduled premiums consistent with your policy form; and
     o   special features elected on your policy.

At issue, we deliver an individualized illustration showing the scheduled premium you chose and the insured person's actual risk class. After we issue the policy, if you ask us to, we will give you an illustration of future policy benefits. We base these hypothetical future benefits on both guaranteed and current cost factor assumptions and actual account value.















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PROSPECT:  INSURED'S NAME
MALE 45 NON-SMOKER                                                PRESENTED BY:

                                  SECURITY LIFE
                        FIRSTLINE VARIABLE UNIVERSAL LIFE
                                 GROUP SPONSORED
STATED DEATH BENEFIT:  $50000                       DEATH BENEFIT OPTION 1
INITIAL ADJUSTABLE TERM RIDER: $450000              ANNUAL PREMIUM:  $9745.00
                                                    CASH VALUE ACCUMULATION TEST
                                  SUMMARY PAGE

                           ASSUMING GUARANTEED CHARGES
                Assuming Hypothetical Gross Investment Return of:


                             ----------0.00%---------      ---------12.00%-------------    ------------6.00%----------
                  PREMIUM             CASH                            CASH                            CASH
                ACCUMULATED  ACCOUNT  SURR      DEATH     ACCOUNT     SURR      DEATH      ACCOUNT    SURR     DEATH
 YEAR  PREMIUMS     AT 5%     VALUE   VALUE    BENEFIT     VALUE      VALUE    BENEFIT      VALUE    VALUE   BENEFIT

     1    9745     10232      7138      6588    500000       8109       7559     500000      7623     7073    500000
     2    9745     20976     14050     13500    500000      16941      16391     500000     15466    14916    500000
     3    9745     32257     20736     20186    500000      26569      26019     500000     23534    22984    500000
     4    9745     44102     27310     26760    500000      37200      36650     500000     31956    31406    500000
     5    9745     56540     33641     33091    500000      48803      48253     500000     40612    40062    500000
     6    9745     69599     39726     39176    500000      61482      60932     500000     49510    48960    500000
     7    9745     83311     45543     44993    500000      75331      74781     500000     58638    58088    500000
     8    9745     97709     51067     50586    500000      90459      89978     500000     67983    67502    500000
     9    9745    112827     56282     55869    500000     106997     106585     500000     77539    77127    500000
    10    9745    128700     61157     60813    500000     125083     124739     500000     87291    86948    500000
    15    9745    220797     81590     81590    500000     251684     251684     512932    142182   142182    500000
    20    9745    338339     89486     89486    500000     452070     452070     805137    203858   203858    500000
    25       0    431816     27973     27973    500000     692912     692912    1094109    215070   215070    500000
    30       0    551119      --        --      500000    1042142    1042142    1481926    201318   201318    500000

AGE 65       0    355256     79618     79618    500000     493036     493036     855911    207174   207174    500000

THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.

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PROSPECT:  INSURED'S NAME:
MALE 45 NON-SMOKER                                                PRESENTED BY:

                                  SECURITY LIFE
                        FIRSTLINE VARIABLE UNIVERSAL LIFE
                                 GROUP SPONSORED
STATED DEATH BENEFIT:  $50000                       DEATH BENEFIT OPTION 1
INITIAL ADJUSTABLE TERM RIDER:  $450000             ANNUAL PREMIUM:  $9745.00
                                                    CASH VALUE ACCUMULATION TEST
                                  SUMMARY PAGE

                            ASSUMING CURRENT CHARGES
                Assuming Hypothetical Gross Investment Return of:


                             ----------0.00%---------      ---------12.00%-------------------------6.00%----------
                  PREMIUM             CASH                            CASH                            CASH
                ACCUMULATED  ACCOUNT  SURR      DEATH     ACCOUNT     SURR       DEATH      ACCOUNT    SURR     DEATH
 YEAR  PREMIUMS     AT 5%     VALUE   VALUE    BENEFIT     VALUE      VALUE     BENEFIT      VALUE    VALUE   BENEFIT

     1    9745     10232      8417      7867    500000       9470       8920     500000      8943      8393    500000
     2    9745     20976     16546     15996    500000      19744      19194     500000     18113     17563    500000
     3    9745     32257     24357     23807    500000      30863      30313     500000     27482     26932    500000
     4    9745     44102     32019     31469    500000      43089      42539     500000     37228     36678    500000
     5    9745     56540     39435     38885    500000      56422      55872     500000     47261     46711    500000
     6    9745     69599     46688     46138    500000      71058      70508     500000     57675     57125    500000
     7    9745     83311     53726     53176    500000      87080      86530     500000     68433     67883    500000
     8    9745     97709     60570     60089    500000     104648     104167     500000     79569     79088    500000
     9    9745    112827     67217     66804    500000     123926     123514     500000     91097     90684    500000
    10    9745    128700     73645     73301    500000     145084     144741     500000    103017    102673    500000
    15    9745    220797    104228    104228    500000     294016     294016     599205    172927    172927    500000
    20    9745    338339    127417    127417    500000     535369     535369     953492    258678    258678    500000
    25       0    431816     92891     92891    500000     853895     853895    1348301    309826    309826    500000
    30       0    551119     34281     34281    500000    1344234    1344234    1911500    368516    368516    524030

AGE 65       0    355256    121687    121687    500000     588296     588296    1021281    268346    268346    500000

THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENTS RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.

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ADDITIONAL INFORMATION

DIRECTORS AND OFFICERS

Set forth below is information regarding the directors and principal officers of Security Life of Denver Insurance Company. Security Life's address, and the business address of each person named, except as noted with one or two asterisks (*/**), is Security Life Center, 1290 Broadway, Denver, Colorado 80203-5699. The business address of each person denoted with one asterisk (*) is ING North America Insurance Corporation, 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390. The business address of each person denoted with two asterisks (**) is Security Life of Denver Insurance Company, 9140 Arrowpoint Blvd., Suite 400, Charlotte, North Carolina 28273.



Name and Principal
Business and Address         Position and Offices with Security Life of Denver
--------------------         -------------------------------------------------
Stephen M. Christopher       Chairman, President and Chief Executive Officer

Thomas F. Conroy             Director, President, Security Life Reinsurance

Michael W. Cunningham*       Director, Executive Vice President

Linda B. Emory*              Director

James L. Livingston, Jr.     Executive Vice President and Chief Operating
                             Officer

Jeffrey R. Messner           Executive Vice President and Chief Marketing
                             Officer

Jess A. Skriletz             President, ING Institutional Markets

John R. Barmeyer*            Senior Vice President, Chief Legal Officer

Wayne D. Bidelman            Senior Vice President, CCRC

Eugene L. Copeland           Senior Vice President and General Counsel, Security
                             Life Reinsurance and ING Institutional Markets

Arnold A. Dicke              Senior Vice President, Chief Actuary, ING
                             Reinsurance

Carol D. Hard                Senior Vice President, Variable Products

Philip R. Kruse              Senior Vice President

Charles LeDoyen**            Senior Vice President, Structured Settlements

Timothy P. McCarthy          Senior Vice President, Marketing Services

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Name and Principal
Business and Address         Position and Offices with Security Life of Denver
--------------------         -------------------------------------------------
Gregory G. McGreevey         Senior Vice President, New Products and Market
                             Development, ING Institutional Markets

Jeffery W. Seel*             Senior Vice President, Chief Investment Officer

Lawrence D. Taylor           Senior Vice President, Chief Actuary

Louis N. Trapolino           Senior Vice President, Distribution

William D. Tyler*            Senior Vice President, Chief Information Officer

Katherine Anderson           Vice President, Chief Product Actuary

Carole A. Baumbusch          Vice President, Special Projects

Evelyn A. Bentz              Vice President, M Financial Sales

Thomas Kirby Brown, Jr.      Vice President, Operations, ING Institutional
                             Markets

Douglas W. Campbell          Vice President, Agency Sales

Daniel S. Clements           Vice President and Chief Underwriter

Stanley F. Eckert            Vice President, National Marketing

Shari A. Enger               Vice President -- Controller

Larry D. Erb                 Vice President, Information Technology

Martha K. Evans              Vice President, Variable Operations

Fitz Fisher                  Vice President, Information Technology

Deborah B. Holden*           Vice President, Corporate Benefits

Brian Holland                Vice President, Sales and International Risk
                             Management

Kenneth R. Kiefer**          Vice President, Operations, Structured Settlements

Richard D. King              Vice President, Medical Director

Stephen F. Kraysler          Vice President, Structured Reinsurance

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Name and Principal
Business and Address         Position and Offices with Security Life of Denver
--------------------         -------------------------------------------------
C. Lynn McPherson*           Vice President

Sue A. Miskie                Vice President, Corporate Services

David S. Pendergrass*        Vice President and Treasury Officer

Stephen R. Pryde             Vice President, Administration

Christiaan M. Rutten         Vice President, Structured Reinsurance

Casey J. Scott               Vice President, National Marketing

Alan C. Singer               Vice President, Customer Relations and Regulatory
                             Compliance

Mark A. Smith                Vice President, Insurance Services

Jerome M. Strop              Vice President, Strategic Marketing

Gary W. Waggoner             Vice President, General Counsel and Corporate
                             Secretary

Amy L. Winsor                Vice President and Treasurer

William Wojciechowski*       Vice President, CCRC

Eric G. Banta                Assistant Secretary

Roger O. Beebe               Actuarial Officer

Marsha K. Crest              Agency Administration Officer

Kim M. Curley                Appointed Actuary

John B. Dickinson            Actuarial Officer

Relda A. Fleshman            Deputy General Counsel

Shirley A. Knarr             Actuarial Officer

Glen E. Stark                Actuarial Officer

William J. Wagner            Actuarial Officer

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REGULATION

We are regulated and supervised by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado which periodically examines our financial condition and operations. In addition, we are subject to the insurance laws and regulations in every jurisdiction in which we do business. As a result, the provisions of this policy may vary somewhat from jurisdiction to jurisdiction.

We are required to submit annual statements, including financial statements, of our operations and finances to the insurance departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

We are also subject to various federal securities laws and regulations.


LEGAL MATTERS

The legal matters in connection with the policy described in this prospectus have been passed on by the General Counsel of Security Life. Sutherland Asbill & Brennan LLP has provided advice on certain matters relating to the federal securities laws.


LEGAL PROCEEDINGS

Security Life, as an insurance company, is ordinarily involved in litigation. We do not believe that any current litigation is material to Security Life's ability to meet its obligations under the policy or to the variable account, and we do not expect to incur significant losses from such actions. ING America Equities, Inc., the principal underwriter and distributor of the policy, is not engaged in any litigation of any material nature.


EXPERTS

The consolidated financial statements of Security Life of Denver Insurance Company and Subsidiaries at December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, and the financial statements of the Security Life Separate Account L1 at December 31, 1998, and for each of the three years in the period ended December 31, 1998, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Actuarial matters in this prospectus have been examined by Lawrence D. Taylor, F.S.A., M.A.A.A., who is Senior Vice President and Chief Actuary of Security Life. His opinion on actuarial matters is filed as an exhibit to the Registration Statement we filed with the SEC.


REGISTRATION STATEMENT

We have filed a Registration Statement relating to the Variable Account and the variable life insurance policy described in this prospectus with the SEC. The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus under the rules and regulations of the SEC. The additional information may be obtained from the SEC's principal office in Washington, DC. There is a charge for this material.






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                              FINANCIAL STATEMENTS


The consolidated financial statements of Security Life of Denver Insurance Company and Subsidiaries ("Security Life and Subsidiaries") at December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, are prepared in accordance with generally accepted accounting principles and start on page 71.

The financial statements included for the Security Life Separate Account L1 at December 31, 1998 and for each of the three years in the period ended December 31, 1998, are prepared in accordance with generally accepted accounting principles and represent those divisions that had commenced operations by that date.

The consolidated financial statements of Security Life and Subsidiaries, as well as the financial statement included for the Security Life Separate Account L1 referred to above have been audited by Ernst & Young LLP. The consolidated financial statements of Security Life and Subsidiaries should be distinguished from the financial statements of the Security Life Separate Account L1 and should be considered only as bearing upon the ability of Security Life and Subsidiaries to meet its obligations under the policies. They should not be considered as bearing upon the investment experience of the divisions of Security Life Separate Account L1.

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                                   Consolidated Financial Statements

                                   Security Life of Denver
                                   Insurance Company
                                   and Subsidiaries


                                   Years ended December 31, 1998, 1997 and 1996 with Report of Independent Auditors









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           Security Life of Denver Insurance Company and Subsidiaries

                        Consolidated Financial Statements


                  Years ended December 31, 1998, 1997 and 1996





                                    CONTENTS

Report of Independent Auditors ...............................................73

Audited Consolidated Financial Statements

Consolidated Balance Sheets ..................................................74
Consolidated Statements of Income ............................................76
Consolidated Statements of Comprehensive Income...............................77
Consolidated Statements of Stockholder's Equity ..............................78
Consolidated Statements of Cash Flows ........................................79
Notes to Consolidated Financial Statements ...................................81

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[Logo of Ernst & Young LLP appears here]





                         Report of Independent Auditors

Board of Directors and Stockholder
Security Life of Denver Insurance Company

We have audited the accompanying consolidated balance sheets of Security Life of Denver Insurance Company (a wholly-owned subsidiary of ING America Insurance Holdings, Inc.) and subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Life of Denver Insurance Company and subsidiaries at December 31, 1998 and 1997, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.


Denver, Colorado                                           /s/ Ernst & Young LLP

April 5, 1999






--------------------------------------------------------------------------------
FirstLine                              73

           Security Life of Denver Insurance Company and Subsidiaries

                           Consolidated Balance Sheets

                             (Dollars in Thousands)


                                                                         DECEMBER 31
                                                                  1998                 1997
                                                              --------------------------------

Assets
Investments (Notes 2 and 3):
   Fixed maturities, at fair value (amortized cost:
     1998--$3,383,582; 1997--$3,007,012)                      $ 3,503,530          $3,152,355
   Equity securities, at fair value (cost: 1998--$6,761;
     1997--$6,754)                                                  8,400               8,019
   Mortgage loans on real estate                                  784,108             576,620
   Investment real estate, at cost, less accumulated
     depreciation (1998--$706; 1997--$667)                          1,740               1,767
   Policy loans                                                   925,623             875,405
   Other long-term investments                                     17,671              14,307
   Short-term investments                                             747              55,466
                                                              --------------------------------
Total investments                                               5,241,819           4,683,939

Cash                                                               31,644              22,299
Accrued investment income                                          52,440              49,726
Reinsurance recoverable:
   Paid benefits                                                   11,364              11,170
   Unpaid benefits                                                 24,312              14,988
Prepaid reinsurance premiums (Note 8)                           3,329,901           2,744,863
Deferred policy acquisition costs (DPAC)                          778,126             682,905
Property and equipment, at cost, less accumulated
   depreciation (1998--$25,981; 1997--$22,925)                     36,141              37,943
Federal income tax recoverable (Note 9)                              --                 5,722
Indebtedness from related parties                                   4,339               2,443
Other assets                                                      113,019              87,298
Separate account assets (Note 6)                                  423,474             263,035





                                                              --------------------------------
Total assets                                                  $10,046,579          $8,606,331
                                                              ================================





--------------------------------------------------------------------------------
FirstLine                              74



                                                                                   DECEMBER 31
                                                                            1998                 1997
                                                                    -----------------------------------------
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:

     Life and annuity reserves                                            $ 4,857,141          $4,328,577
     Guaranteed investment contracts                                        3,210,012           2,634,654
     Policyholders' funds                                                      81,064              82,291
     Advance premiums                                                             272                 365
     Accrued dividends and dividends on deposit                                21,268              21,129
     Policy and contract claims                                               130,100             103,525
                                                                          -----------          ----------
   Total future policy benefits                                             8,299,857           7,170,541

   Accounts payable and accrued expenses                                      108,165              99,335
   Indebtedness to related parties                                             13,755               7,704
   Long-term debt to related parties (Note 10)                                100,000              75,000
   Accrued interest on long-term debt to related
     parties (Note 10)                                                          5,387               5,128
   Other liabilities                                                          109,593              61,424
   Federal income taxes payable (Note 9)                                          106                --
   Deferred federal income taxes (Note 9)                                      60,062              53,829
   Separate account liabilities (Note 6)                                      423,474             263,035
                                                                          -----------          ----------
Total liabilities                                                           9,120,399           7,735,996

Commitments and contingencies
   (Notes 8 and 13)

Stockholder's equity (Note 11): Common stock, $20,000 par value:
     Authorized - 149 shares
     Issued and outstanding - 144 shares                                        2,880               2,880
   Additional paid-in capital                                                 315,722             315,722
   Retained earnings                                                          563,553             500,795
   Accumulated other comprehensive income                                      44,025              50,938
                                                                          -----------          ----------
Total stockholder's equity                                                    926,180             870,335
                                                                          -----------          ----------
Total liabilities and stockholder's equity                                $10,046,579          $8,606,331
                                                                          ===========          ==========

See accompanying notes.

--------------------------------------------------------------------------------
FirstLine                              75

           Security Life of Denver Insurance Company and Subsidiaries

                        Consolidated Statements of Income

                             (Dollars in Thousands)



                                                                         YEAR ENDED DECEMBER 31
                                                                 1998              1997             1996
                                                            -----------------------------------------------
Revenues:

   Traditional life insurance premiums                      $   120,675       $   122,429       $ 118,200
   Universal life and investment product charges                229,226           217,108         202,081
   Reinsurance premiums assumed                                 431,267           446,434         339,335
                                                            -----------       -----------       ---------
                                                                781,168           785,971         659,616
   Reinsurance premiums ceded                                  (143,211)         (124,815)       (117,880)
                                                            -----------       -----------       ---------
                                                                637,957           661,156         541,736

   Net investment income                                        361,996           340,898         312,121
   Net realized gains on investments                             10,818            28,645           4,770
   Other revenues                                                11,771             6,743             526
                                                            -----------       -----------       ---------
                                                              1,022,542         1,037,442         859,153
Benefits and expenses:
   Benefits:
     Traditional life insurance:
       Death benefits                                           239,921           299,305         235,828
       Other benefits                                            77,209            79,849          71,939
     Universal life and investment contracts:
       Interest credited to account balances                    236,136           217,614         186,908
       Death benefits incurred in excess of account
         balances                                                63,103            73,260          54,004
     Increase in future policy benefits                         102,875            72,685         121,946
     Reinsurance recoveries                                     (84,506)          (98,376)        (80,276)
     Product conversions                                         10,578             7,014          16,379
                                                            -----------       -----------       ---------
                                                                645,316           651,351         606,728
   Expenses:
     Commissions                                                 49,569            46,516          25,846
     Insurance operating expenses                               125,194            89,075          69,580
     Amortization of deferred policy acquisition costs          105,639           116,495          94,685
                                                            -----------       -----------       ---------
                                                                925,718           903,437         796,839
                                                            -----------       -----------       ---------

Income before federal income taxes                               96,824           134,005          62,314
Federal income taxes (Note 9)                                    34,066            47,019          21,876
                                                            -----------       -----------       ---------
Net income                                                  $    62,758       $    86,986       $  40,438
                                                            ===========       ===========       =========


See accompanying notes.

--------------------------------------------------------------------------------
FirstLine                              76

           Security Life of Denver Insurance Company and Subsidiaries

                 Consolidated Statements of Comprehensive Income

                             (Dollars in Thousands)



                                                                                 YEAR ENDED DECEMBER 31
                                                                         1998           1997           1996
                                                                   -----------------------------------------------

Net income                                                            $ 62,758       $ 86,986       $ 40,438
                                                                      --------       --------       --------

Other comprehensive income:
   Unrealized gains (losses) on securities:
     Net change in unrealized holding gains (losses), net of tax       (11,251)        28,367        (25,294)
     Reclassification adjustment for realized gains
       included in net income, net of tax                               (5,010)        (4,601)        (2,422)
     Effect on DPAC of unrealized gains and
       losses on fixed maturities, net of tax                            7,236        (37,522)        13,461
     Reclassification effect on DPAC of realized gains and
       losses included in net income, net of tax                         3,075          5,976           --
   Net change in pension liability, net of tax                            (963)          --             --
                                                                      --------       --------       --------

Total other comprehensive income                                        (6,913)        (7,780)       (14,255)
                                                                      --------       --------       --------

Comprehensive income                                                  $ 55,845       $ 79,206       $ 26,183
                                                                      ========       ========       ========


See accompanying notes.

--------------------------------------------------------------------------------
FirstLine                              77

           Security Life of Denver Insurance Company and Subsidiaries

                 Consolidated Statements of Stockholder's Equity

                             (Dollars in Thousands)



                                                                YEAR ENDED DECEMBER 31
                                                         1998             1997            1996
                                                      -----------------------------------------
Common stock:
   Balance at beginning and end of year               $   2,880       $   2,880       $   2,880
                                                      =========       =========       =========

Additional paid-in capital:
   Balance at beginning of year                       $ 315,722       $ 302,722       $ 297,422
   Capital contributions                                   --            13,000           5,300
                                                      ---------       ---------       ---------
   Balance at end of year                             $ 315,722       $ 315,722       $ 302,722
                                                      =========       =========       =========

Accumulated other comprehensive income:
   Net unrealized gains on investments:
     Balance at beginning of year                     $  50,938       $  58,718       $  72,973
     Unrealized gains (losses) on securities:
       Change in unrealized gains (losses),
         net of tax                                     (16,261)         23,766         (27,716)
       Effect on DPAC of unrealized gains and
         losses on fixed maturities, net of tax          10,311         (31,546)         13,461
                                                      ---------       ---------       ---------
     Balance at end of year                              44,988          50,938          58,718

   Accumulated net pension liability:
     Balance at beginning of year                          --              --              --
     Net change in pension liability, net of tax           (963)           --              --
                                                      ---------       ---------       ---------
     Balance at end of year                                (963)           --              --
                                                      ---------       ---------       ---------

Total accumulated other comprehensive income          $  44,025       $  50,938       $  58,718
                                                      =========       =========       =========

Retained earnings:
   Balance at beginning of year                       $ 500,795       $ 413,809       $ 373,371
   Net income                                            62,758          86,986          40,438
                                                      ---------       ---------       ---------
   Balance at end of year                             $ 563,553       $ 500,795       $ 413,809
                                                      =========       =========       =========

Total stockholder's equity                            $ 926,180       $ 870,335       $ 778,129
                                                      =========       =========       =========


See accompanying notes.

--------------------------------------------------------------------------------
FirstLine                              78

           Security Life of Denver Insurance Company and Subsidiaries

                      Consolidated Statements of Cash Flows

                             (Dollars in Thousands)



                                                                         YEAR ENDED DECEMBER 31
                                                                1998             1997               1996
                                                          --------------------------------------------------
Operating activities

Net income                                                $    62,758       $    86,986       $    40,438
Adjustments to reconcile net income to net cash
   provided by operating activities:
     Increase in future policy benefits                       874,765           995,632           585,581
     Net decrease (increase) in federal income taxes           12,061           (12,317)           78,668
     Increase (decrease) in accounts payable and
       accrued expenses                                        55,361            21,033            (1,361)
     Increase in accrued interest on long-term debt               259             1,428             3,676
     Increase in accrued investment income                     (2,714)           (4,300)           (7,294)
     (Increase) decrease in reinsurance recoverable            (9,518)            3,733            (5,214)
     Increase in prepaid reinsurance premiums                (585,038)         (793,851)         (336,053)
     Net realized investment gains                            (10,818)          (28,645)           (4,770)
     Depreciation and amortization expense                      3,174             3,630             3,857
     Policy acquisition costs deferred                       (184,993)         (174,374)         (152,299)
     Amortization of deferred policy acquisition
       costs                                                  105,639           116,495            94,685
     Increase in accrual for postretirement benefits              675               557               484
     Other, net                                                (7,053)           43,538           (15,539)
                                                            ---------         ---------         ---------
Net cash provided by operating activities                     314,558           259,545           284,859

INVESTING ACTIVITIES Securities available-for-sale:
   Sales:
     Fixed maturities                                       5,015,989         2,279,598           334,482
     Equity securities                                          2,251               648             4,198
   Maturities--fixed maturities                               274,463           410,632           727,937
   Purchases:
     Fixed maturities                                      (5,670,994)       (2,919,145)       (1,522,369)
     Equity securities                                         (2,089)           (2,561)             (428)
Sale, maturity or repayment of investments:
   Mortgage loans on real estate                               51,235            38,756            18,102
   Investment real estate                                        --                --               1,354
   Other long-term investments                                 10,678             2,002              --



--------------------------------------------------------------------------------
FirstLine                              79

           Security Life of Denver Insurance Company and Subsidiaries

                             (Dollars in Thousands)



                                                               YEAR ENDED DECEMBER 31
                                                      1998            1997             1996
                                                  ----------------------------------------------
Investing activities (continued)
Purchase or issuance of investments:
   Mortgage loans on real estate                  $(259,945)      $(163,528)      $(186,228)
   Investment real estate                               (13)            (35)           --
   Policy loans, net                                (50,218)        (80,094)        (41,071)
   Other long-term investments                      (14,042)         (5,248)            809
   Short-term investments, net                       55,115         (48,447)          3,942
Additions to property and equipment                  (1,418)         (2,687)         (4,482)
Disposals of property and equipment                      68             145           2,389
                                                  ---------       ---------       ---------
Net cash used by investing activities              (588,920)       (489,964)       (661,365)

FINANCING ACTIVITIES
Increase in indebtedness to related parties          29,156           5,217          42,206
Cash contributions from parent                         --            13,000           5,300
Receipts from interest sensitive products
   credited to policyholder account balances        505,728         555,223         434,726
Return of policyholder account balances on
   interest sensitive policies                     (251,177)       (334,543)       (123,949)
                                                  ---------       ---------       ---------
Net cash provided by financing activities           283,707         238,897         358,283
                                                  ---------       ---------       ---------

Net increase (decrease) in cash                       9,345           8,478         (18,223)
Cash at beginning of year                            22,299          13,821          32,044
                                                  ---------       ---------       ---------
Cash at end of year                               $  31,644       $  22,299       $  13,821
                                                  =========       =========       =========



See accompanying notes.

--------------------------------------------------------------------------------
FirstLine                              80

           Security Life of Denver Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements

                                December 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include the accounts and operations, after intercompany eliminations, of Security Life of Denver Insurance Company (Security Life) and its wholly-owned subsidiaries: Midwestern United Life Insurance Company (Midwestern United); First ING Life Insurance Company of New York (First ING); First Secured Mortgage Deposit Corporation; and ING America Equities, Inc.

NATURE OF OPERATIONS

Security Life of Denver Insurance Company and its subsidiaries (the Company) is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. (ING America). The Company focuses on two markets, the advanced market and reinsurance to other insurers. The life insurance products offered for the advanced market include wealth transfer and estate planning, executive benefits, charitable giving and corporate owned life insurance. These products include traditional life, interest sensitive life, universal life and variable life. Operations are conducted almost entirely on the general agency basis and the Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia and the Virgin Islands. In the reinsurance market, the Company offers financial security to clients through a mix of total risk management and traditional life insurance services.

The significant accounting policies followed by the Company that materially affect the financial statements are summarized below:

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which, as to the insurance companies included in the consolidation, differ from statutory accounting practices prescribed or permitted by state insurance regulatory authorities.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
FirstLine                              81

           Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING CHANGES

During June 1996, the Financial Accounting Standards Board (FASB) issued Statement No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996. Also in 1996, the FASB issued Statement No. 127, which delayed certain provisions of FAS 125 dealing with transactions such as securities lending, repurchase and dollar repurchase agreements until 1998. The portion of FAS 125 that became effective in 1997 requires the entity to recognize financial and servicing assets it controls and the liabilities it has incurred and to derecognize financial assets when control has been surrendered in accordance with the criteria provided in the Statement. The application of the new rules did not have a material impact on the financial statements of the Company.

Effective January 1, 1996, the Company adopted FASB Statement No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of, which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. Statement 121 also addresses the valuation for long-lived assets that are identified for disposal. Adoption of this standard resulted in an insignificant impact to net income and stockholder's equity.

During 1998, the Company adopted FASB Statement No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits, which standardizes the disclosure requirements for pension and other postretirement benefits. This Statement is effective for years beginning after December 15, 1997, with the restatement of disclosures for prior periods provided for comparative purposes, unless prior period information is not readily available.

During 1998, the Company adopted FASB Statement No. 130, Reporting Comprehensive Income, which requires an entity to divide comprehensive income into net income and other comprehensive income in the period recognized. This Statement is effective for fiscal years beginning after December 15, 1997, with the restatement of prior period disclosures for comparative purposes. As a result of implementing this Statement, the Company has classified items of other comprehensive income by their nature in the statements of comprehensive income and the accumulated balance of other comprehensive income in the equity section of the balance sheet. This Statement affects the presentation of the financial statements, with no effect on the valuation of total stockholder's equity.


--------------------------------------------------------------------------------
FirstLine                              82

           Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PENDING ACCOUNTING STANDARDS

During 1998, the FASB issued Statement No. 133, Accounting for Derivative Financial Instruments and Hedging Activities, which establishes a new model for accounting and reporting for derivatives and hedging activities. Statement 133 requires all derivatives to be recognized on the balance sheet and measured at fair value. Based on the type of hedging relationship (fair value, cash flow, or foreign currency), Statement 133 requires the recognition of offsetting changes in value or cash flows of both the derivative and the hedged item in earnings in the same period. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in Statement 133 are included in earnings in the period of change. The implementation of this Statement is required for years beginning after June 15, 1999, and upon the initial application of the Statement all derivatives are required to be recognized in the balance sheet as either assets or liabilities and measured at fair value. The Company plans to adopt this Statement during 2000, and the effect of implementation on the Company's financial statements has not yet been determined.

INVESTMENTS

Investments are presented on the following bases:

     The carrying value of fixed maturities depends on the classification of the security: securities held-to-maturity, securities available-for-sale, and trading securities. Management determines the appropriate classification of debt securities at the time of purchase and reevaluates such designation as of each balance sheet date.

     The Company does not hold any securities classified as held-to-maturity or trading securities.

     Debt securities and marketable equity securities are classified as available-for- sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, and deferred policy acquisition cost adjustments, reported net of tax as a component of other comprehensive income in stockholder's equity.

--------------------------------------------------------------------------------
FirstLine                              83

           Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The amortized cost of debt securities classified as held-to-maturity or available-for- sale is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization is included in interest income from investments. Interest and dividends are included in net investment income as earned.

     Mortgage loans are carried at the unpaid balances less an allowance for credit losses. Investment real estate is carried at cost, less accumulated depreciation. Policy loans are carried at unpaid balances. Derivatives are accounted for on the same basis as the asset hedged.

     Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains on investments. The cost of securities sold is based on the specific identification method.

RECOGNITION OF PREMIUM REVENUES

Premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist principally of whole life insurance policies, are recognized as revenue when due. Revenues for universal life insurance policies and for investment products consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against policyholder account balances during the year.

DEFERRED POLICY ACQUISITION COSTS

Commissions, reinsurance allowances, and other costs of acquiring traditional life insurance, including reinsurance assumed, universal life insurance (including interest sensitive products) and investment products that vary with and are primarily related to the production of new and renewal business, have been deferred. Traditional life insurance acquisition costs are being amortized using assumptions consistent with those used in computing policy benefit reserves. The period of amortization is normally over the premium-paying period. In the case of policies with no first year premium, the period of amortization includes the first year, in addition to the premium-paying period. For universal life insurance and investment products, acquisition costs are being amortized generally in proportion to the present value (using the assumed crediting rate) of



--------------------------------------------------------------------------------
FirstLine                              84

           Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

expected gross margins from surrender charges, investments, mortality, and expenses. This amortization is adjusted retrospectively when estimates of current or future gross margins to be realized from a group of products are revised.

Deferred policy acquisition costs are adjusted to reflect changes that would have been necessary if unrealized investment gains and losses related to available-for-sale securities had been realized. The Company has reflected those adjustments in the asset balance with the offset as a direct adjustment to accumulated other comprehensive income in stockholder's equity.

FUTURE POLICY BENEFITS

Benefit reserves for traditional life insurance products (other than reinsurance assumed) are computed using a net level premium method including assumptions as to investment yields, mortality, withdrawals and other assumptions based on Company and industry experience. These assumptions include provisions for adverse deviation and are modified as necessary to reflect anticipated trends. Reserve interest assumptions are those deemed appropriate at the time of policy issue, and range from 3% to 7.5%. Policy benefit claims are charged to expense in the year that the claims are incurred.

Benefit reserves for reinsurance assumed are computed using pricing assumptions with provisions for adverse deviation. Benefits for level-term reinsurance assumed are computed to recognize profits in proportion with revenue. Benefit reserves for all other reinsurance assumed are computed to recognize profits in proportion to the coverage provided.

Benefit reserves for universal life-type policies (including fixed premium interest sensitive products) and investment products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred during the year in excess of related policy account balances. Interest crediting rates for universal life and investment products range from 3.80% to 7.81% during 1998, 4.60% to 7.81% during 1997, and 4.60% to 7.45% during 1996.

Included in life and annuity reserves is an unearned revenue reserve that reflects the unamortized balance of excess heaped expense loads over ultimate renewal expense loads on universal life and investment products. These excess fees have been deferred and are being recognized in income over the periods benefitted, using the same assumptions and factors used to amortize deferred policy acquisition costs.

--------------------------------------------------------------------------------
FirstLine                              85

           Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY AND CONTRACT CLAIMS

The liabilities for unpaid claims include estimates of amounts due on reported claims and claims that have been incurred but were not reported as of December
31. Such estimates are based on actuarial projections applied to historical claim payment data and are considered reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31.

PROPERTY AND EQUIPMENT

Property and equipment are carried at cost less accumulated depreciation. Impairment losses are recorded when indicators of impairment are present and the estimated undiscounted cash flows are less than the assets' carrying value. Depreciation for major classes of assets is calculated on a straight-line basis.

PARTICIPATING INSURANCE

The Company accrues a liability for earnings on participating policies that cannot inure to the benefit of the Company's stockholder. The liability is determined based on earnings on participating policies in excess of 10% of profits on participating business before payment of policyholder dividends. The liability for these undistributed earnings was $5,816,000 and $6,074,000 at December 31, 1998 and 1997, respectively. Participating business approximates
 .2% of the Company's ordinary life insurance in force and 1.4% of premium income. Earnings for participating insurance are based on the actual earnings of the participation block of policies. Expenses and taxes are allocated based on the amount of participating insurance in force. Investment income is allocated based on the yield of the participating investment portfolio. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends of $3,233,000; $3,377,000; and $3,307,000 were incurred in 1998, 1997, and 1996, respectively.

FEDERAL INCOME TAXES

Deferred federal income taxes have been provided or credited to reflect significant temporary differences between income reported for tax and financial reporting purposes using reasonable assumptions.



--------------------------------------------------------------------------------
FirstLine                              86

           Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CASH FLOW INFORMATION

Cash includes cash on hand and demand deposits. Included as a component of operating activities is interest paid of $10,121,000; $10,110,000; and $1,016,000 for 1998, 1997, and 1996, respectively.

GUARANTY FUND ASSESSMENTS

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state.

RECLASSIFICATIONS

Certain amounts in the 1997 and 1996 financial statements have been reclassified to conform to the 1998 presentation.










--------------------------------------------------------------------------------
FirstLine                              87

           Security Life of Denver Insurance Company and Subsidiaries

2. INVESTMENTS

The amortized cost and fair value of investments in fixed maturities and equity securities are as follows at December 31, 1998 and 1997:


                                                                     December 31, 1998
                                                 ---------------------------------------------------------
                                                    Cost or         Gross         Gross
                                                   Amortized      Unrealized    Unrealized       Fair
                                                     Cost           Gains         Losses         Value
                                                 ---------------------------------------------------------
                                                                   (Dollars in Thousands)

Available-for-sale:
   U.S. Treasury securities and obligations
     of U.S. government corporations and
     agencies                                    $  166,611      $  3,829      $   589      $  169,851
   States, municipalities and political
     subdivisions                                    23,368           959        1,803          22,524
   Public utilities securities                      172,968         4,885          904         176,949
   Debt securities issued by foreign
     governments                                        952          --           --               952
   Corporate securities                           1,251,462        46,292       23,512       1,274,242
   Mortgage-backed securities                     1,132,058        75,159        6,922       1,200,295
   Other asset-backed securities                    635,539        19,968        3,578         651,929
   Redeemable preferred stocks                          312            42         --               354
   Derivatives hedging fixed maturities
     (Note 3)                                           312         6,434          312           6,434
                                                 ----------      --------      -------      ----------
   Total fixed maturities                         3,383,582       157,568       37,620       3,503,530

   Preferred stocks (nonredeemable)                   4,251             6           52           4,205
   Common stocks                                      2,510         1,780           95           4,195
                                                 ----------      --------      -------      ----------
   Total equity securities                            6,761         1,786          147           8,400
                                                 ----------      --------      -------      ----------
Total                                            $3,390,343      $159,354      $37,767      $3,511,930
                                                 ==========      ========      =======      ==========


--------------------------------------------------------------------------------
FirstLine                              88

           Security Life of Denver Insurance Company and Subsidiaries

2. INVESTMENTS (CONTINUED)


                                                                          December 31, 1997
                                                 ------------------------------------------------------
                                                     Cost or        Gross        Gross
                                                    Amortized     Unrealized   Unrealized        Fair
                                                      Cost         Gains         Losses         Value
                                                 ------------------------------------------------------
                                                                       (Dollars in Thousands)

Available-for-sale:
   U.S. Treasury securities and obligations
     of U.S. government corporations and
     agencies                                    $   51,387      $  1,629      $    39      $   52,977
   States, municipalities and political
     subdivisions                                    43,185         1,023          128          44,080
   Public utilities securities                      151,642         5,030        1,216         155,456
   Debt securities issued by foreign
     governments                                      3,272          --           --             3,272
   Corporate securities                           1,147,380        48,001        6,539       1,188,842
   Mortgage-backed securities                     1,165,376        89,539        6,661       1,248,254
   Other asset-backed securities                    443,473        13,285          584         456,174
   Redeemable preferred stocks                         --            --           --              --
   Derivatives hedging fixed maturities
     (Note 3)                                         1,297         3,118        1,115           3,300
                                                 ----------      --------      -------      ----------
   Total fixed maturities                         3,007,012       161,625       16,282       3,152,355

   Preferred stocks (nonredeemable)                   3,368            67          122           3,313
   Common stocks                                      3,386         1,446          126           4,706
                                                 ----------      --------      -------      ----------
   Total equity securities                            6,754         1,513          248           8,019
                                                 ----------      --------      -------      ----------
Total                                            $3,013,766      $163,138      $16,530      $3,160,374
                                                 ==========      ========      =======      ==========












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           Security Life of Denver Insurance Company and Subsidiaries

2. INVESTMENTS (CONTINUED)

The amortized cost and fair value of investments in fixed maturities at December 31, 1998, by contractual maturity, are shown in the following table (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                 Amortized
                                                    Cost         Fair Value
                                              ------------------------------

Available for sale:
   Due in one year or less                     $   18,024      $   18,156
   Due after one year through five years          187,198         183,735
   Due after five years through ten years         695,842         702,563
   Due after ten years                            714,609         740,418
                                               ----------      ----------
                                                1,615,673       1,644,872

Mortgage-backed securities                      1,132,058       1,200,295
Other asset-backed securities                     635,539         651,929
Derivatives                                           312           6,434
                                               ----------      ----------
Total available-for-sale                       $3,383,582      $3,503,530
                                               ==========      ==========


Changes in unrealized gains (losses) on investments in available-for-sale securities for the years ended December 31, 1998, 1997 and 1996 are summarized as follows (in thousands):


                                                  December 31, 1998
                                    --------------------------------------------
                                       Fixed           Equity          Total
                                    --------------------------------------------

Gross unrealized gains                $ 157,568       $ 1,786       $ 159,354
Gross unrealized (losses)               (37,620)         (147)        (37,767)
                                      ---------       -------       ---------
Net unrealized gains                    119,948         1,639         121,587
Deferred income tax                     (41,982)         (574)        (42,556)
                                      ---------       -------       ---------
Net unrealized gains after taxes         77,966         1,065          79,031
Less:
   Balance at beginning of year          94,470           822          95,292
                                      ---------       -------       ---------
Change in net unrealized gains
   (losses)                           $ (16,504)      $   243       $ (16,261)
                                      =========       =======       =========




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           Security Life of Denver Insurance Company and Subsidiaries

2. INVESTMENTS (CONTINUED)


                                                  December 31, 1997
                                      ------------------------------------------
                                         Fixed         Equity          Total
                                      ------------------------------------------

Gross unrealized gains                $ 161,625       $ 1,513       $ 163,138
Gross unrealized (losses)               (16,282)         (248)        (16,530)
                                      ---------       -------       ---------
Net unrealized gains                    145,343         1,265         146,608
Deferred income tax                     (50,873)         (443)        (51,316)
                                      ---------       -------       ---------
Net unrealized gains after taxes         94,470           822          95,292
Less:
   Balance at beginning of year          71,237           289          71,526
                                      ---------       -------       ---------
Change in net unrealized gains
   (losses)                           $  23,233       $   533       $  23,766
                                      =========       =======       =========



                                                 December 31, 1996
                                      ------------------------------------------
                                         Fixed         Equity          Total
                                      ------------------------------------------

Gross unrealized gains                $ 140,089       $   822       $ 140,911
Gross unrealized (losses)               (30,493)         (376)        (30,869)
                                      ---------       -------       ---------
Net unrealized gains                    109,596           446         110,042
Deferred income tax                     (38,359)         (157)        (38,516)
                                      ---------       -------       ---------
Net unrealized gains after taxes         71,237           289          71,526
Less:
   Balance at beginning of year          99,389          (147)         99,242
                                      ---------       -------       ---------
Change in net unrealized gains
   (losses)                           $ (28,152)      $   436       $ (27,716)
                                      =========       =======       =========


As part of its overall investment management strategy, the Company has entered into agreements to purchase $79,175,000 in mortgage loans as of December 31, 1998. These agreements were settled during 1999. The Company had no agreements to sell securities at December 31, 1998.








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FirstLine                              91

           Security Life of Denver Insurance Company and Subsidiaries

2. INVESTMENTS (CONTINUED)

Major categories of investment income for the years ended December 31 are summarized as follows (in thousands):


                                       1998           1997            1996
                                   ---------------------------------------------


Fixed maturities                   $ 278,227       $ 259,936       $ 240,931
Mortgage loans on real estate         47,567          40,908          29,143
Policy loans                          58,016          56,087          52,205
Other investments                      2,911           3,159           2,197
                                   ---------       ---------       ---------
                                     386,721         360,090         324,476
Investment expenses                  (24,725)        (19,192)        (12,355)
                                   ---------       ---------       ---------
Net investment income              $ 361,996       $ 340,898       $ 312,121
                                   =========       =========       =========


Net realized gains (losses) on investments for the years ended December 31 are summarized as follows (in thousands):


                                     1998             1997          1996
                                  ----------------------------------------------

Fixed maturities                   $ 9,691         $ 27,717        $4,540
Equity securities                      168              (57)           79
Real estate and other                  959              985           151
                                   -------         --------        ------
Net realized gains on
   investments                     $10,818         $ 28,645        $4,770
                                   =======         ========        ======


During 1998, 1997 and 1996, fixed maturities and marketable equity securities available- for-sale were sold with fair values at the date of sale of $5,018,240,000; $2,281,886,000 and $334,482,000, respectively. Gross gains of
$44,314,000; $41,017,000 and $7,248,000 and gross losses of $34,455,000;
$13,357,000 and $2,629,000 were realized on those sales in 1998, 1997 and 1996, respectively.

At December 31, 1998 and 1997, bonds with an amortized cost of $29,081,000 and $28,434,000, respectively, were on deposit with various state insurance departments to meet regulatory requirements.








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           Security Life of Denver Insurance Company and Subsidiaries

3. DERIVATIVE FINANCIAL INSTRUMENTS HELD FOR PURPOSES OTHER THAN TRADING

The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

Premiums paid for the purchase of interest rate contracts are included in other assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged. Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or assets.

Gains and losses as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges.

The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contacts.

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           Security Life of Denver Insurance Company and Subsidiaries

3. DERIVATIVE FINANCIAL INSTRUMENTS HELD FOR PURPOSES OTHER THAN TRADING (CONTINUED)

The table below summarizes the Company's interest rate contracts at December 31, 1998 and 1997 (in thousands):


                                                December 31, 1998
                               -------------------------------------------------
                                 Notional      Amortized     Fair      Balance
                                  Amount         Cost       Value       Sheet
                               -------------------------------------------------

Interest rate contracts:
   Swaps                       $  767,873     $  (155)     $(2,952)     $(2,952)
   Swaps-affiliates               734,176         155        5,440        5,440
                               ----------     -------      -------      -------
Total swaps                     1,502,049        --          2,488        2,488

   Caps owned                     560,000         312           11           11
                               ----------     -------      -------      -------
Total caps owned                  560,000         312           11           11

   Floors owned                   422,485         (72)       3,768        3,768
   Floors owned-affiliates          8,485          72          167          167
                               ----------     -------      -------      -------
Total floors owned                430,970        --          3,935        3,935

   Options owned                  418,300       5,268        2,664        2,664
   Options owned-affiliates       418,300      (5,268)      (2,664)      (2,664)
                               ----------     -------      -------      -------
Total options owned               836,600        --           --           --
                               ----------     -------      -------      -------

Total derivatives              $3,329,619     $   312      $ 6,434      $ 6,434
                               ==========     =======      =======      =======












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           Security Life of Denver Insurance Company and Subsidiaries

3. DERIVATIVE FINANCIAL INSTRUMENTS HELD FOR PURPOSES OTHER THAN TRADING (CONTINUED)


                                               December 31, 1997
                                 -----------------------------------------------
                                   Notional    Amortized      Fair     Balance
                                    Amount        Cost       Value       Sheet
                                 ----------------------------------------------

Interest rate contracts:

   Swaps                         $  913,630    $  (185)    $  (625)    $  (625)
   Swaps-affiliates                 879,745        185       1,429       1,429
                                 ----------    -------     -------     -------
Total swaps                       1,793,375       --           804         804

   Caps owned                       760,000        986         766         766
                                 ----------    -------     -------     -------
Total caps owned                    760,000        986         766         766

   Floors owned                     354,000        311       1,730       1,730
   Floors owned-affiliates             --         --          --          --
                                 ----------    -------     -------     -------
Total floors owned                  354,000        311       1,730       1,730

   Options owned                    384,300      6,192       4,312       4,312
   Options owned-affiliates         384,300     (6,192)     (4,312)     (4,312)
                                 ----------    -------     -------     -------
Total options owned                 768,600       --          --          --
                                 ----------    -------     -------     -------

Total derivatives                $3,675,975    $ 1,297     $ 3,300     $ 3,300
                                 ==========    =======     =======     =======


4. CONCENTRATIONS OF CREDIT RISK

At December 31, 1998, the Company held less-than-investment-grade bonds classified as available-for-sale with a carrying value and market value of $277,793,000. These holdings amounted to 7.9% of the Company's investments in fixed maturity securities and 2.8% of total assets. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

At December 31, 1998, the Company's mortgages involved a concentration of properties located in Florida (15.5%), Texas (9.7%), and Georgia (7.5%). The remaining mortgages relate to properties located in 35 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $16,068,000.



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           Security Life of Denver Insurance Company and Subsidiaries

5. EMPLOYEE BENEFIT PLANS

PENSION PLANS AND POSTRETIREMENT BENEFITS

The Company has a qualified noncontributory defined benefit retirement plan covering substantially all employees. In addition, the Company maintains a non-qualified unfunded Supplemental Employees' Retirement Plan (SERP). In addition to providing pension plans, the Company provides certain health care and life insurance benefits for retired employees.

The funded status and the amounts recognized in the balance sheets for the defined benefit plans and other postretirement benefit plans are as follows (in thousands):


                                                                           December 31
                                                     1998                                             1997
                                       ---------------------------------------     ----------------------------------
                                        Qualified                     Post-         Qualified                 Post-
                                          Plan           SERP       Retirement        Plan        SERP     Retirement
                                       ---------------------------------------     ----------------------------------

Projected benefit obligation           $  (38,685)   $    (8,320)    $  (8,949)    $(37,801)    $(9,154)    $ (7,590)
Less plan assets at fair value             47,230           --            --         40,150        --           --
                                       ----------    -----------     ---------     --------     -------     --------
Plan assets in excess
(deficient)
   of projected benefit
   obligation                          $    8,545    $    (8,320)    $  (8,949)    $  2,349     $(9,154)    $ (7,590)
               /                       ==========    ===========     =========     ========     =======     ========

Net asset (liability)                  $    1,240    $    (4,918)    $ (12,044)    $  1,322     $(4,135)    $(11,369)
                                       ==========    ===========     =========     ========     =======     ========

As of December 31, 1998 and 1997, the Company recognized an additional minimum net liability on the SERP of $1,482,000 and $3,848,000, respectively, as this plan is unfunded and the actuarial present value of accumulated benefit obligation exceeds the net pension liability. Prior to 1998, the change in the additional minimum net liability was reported in net income. Beginning in 1998, the change in the additional minimum net liability is recorded net of tax as a component of other comprehensive income directly in stockholder's equity, net of tax.




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FirstLine                              96

           Security Life of Denver Insurance Company and Subsidiaries

5. EMPLOYEE BENEFIT PLANS (CONTINUED)

The net periodic pension cost, employer contributions, plan participant contributions, and benefits paid for the defined benefit plans are as follows (in thousands):


                                     1998                                 1997                               1996
                        --------------------------------   ---------------------------------   ----------------------------------
                        Qualified               Post-       Qualified               Post-      Qualified                Post-
                           Plan      SERP     Retirement       Plan       SERP    Retirement      Plan       SERP      Retirement
                        --------------------------------   ---------------------------------   ----------------------------------
Net periodic pension
   expense              $ 82       $1,109       $893          $607      $1,502     $755         $  390     $1,109             $669
Employer contributions   --           325        218           --          317      198           --          320    Not available
Plan participants'
   contributions         --          --           77           --         --         71           --         --      Not available
Benefits paid            890          325        296           811         317      268          1,466        320              187

The information for employer and plan participant contributions to the postretirement plan for 1996 is not readily available.

Assumptions used in accounting for the defined benefit plans as of December 31, 1998, 1997, and 1996 were as follows:


                                                  1998      1997     1996
                                                 -------------------------

Weighted-average discount rate                    6.75%    7.25%    7.50%
Rate of increase in compensation level            4.00%    4.25%    4.50%
Expected long-term rate of return on assets       9.50%    9.50%    9.50%

Plan assets of the defined benefit plans at December 31, 1998 are invested primarily in U.S. government securities, corporate bonds, mutual funds, mortgage loans, money market funds and common stock.

The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 9.75% graded to 5.25% over 9 years. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 1998 by $1,015,000 and the aggregate of the service and interest cost components of net periodic postretirement benefit cost for 1998 by $136,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 1998 by $(862,000) and the aggregate of the service and interest cost components of net periodic postretirement benefit cost for 1998 by $(113,000).

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FirstLine                              97

           Security Life of Denver Insurance Company and Subsidiaries

5. EMPLOYEE BENEFIT PLANS (CONTINUED)

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 6.75% at December 31, 1998 and 7.50% at December 31, 1997 and December 31, 1996.

401(K) PLAN

The Security Life of Denver Insurance Company Savings Incentive Plan (the Savings Plan) is a defined contribution plan which is available to substantially all home office employees. Participants may make contributions to the plan through salary reductions up to a maximum of $10,000 for 1998, and $9,500 for both 1997 and 1996. Such contributions are not currently taxable to the participants. The Company matches 100% of the first 3% of participants' contributions, plus 50% of contributions which exceed 3% of participants' compensation, subject to a maximum matching percentage of 4 1/2% of the individual's salary. Company matching contributions were $1,343,000 for 1998, $1,211,000 for 1997, and $1,143,000 for 1996.

Plan assets of the Savings Plan at December 31, 1998 are invested in a group deposit administration contract (the Contract) with the Company, various stock funds maintained by the Principal Financial Group, and loans to participants. The Contract is a policyholder liability of the Company and had a balance of $27.8 million and $26.6 million at December 31, 1998 and 1997, respectively.

6. SEPARATE ACCOUNTS

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders, and are excluded from the amounts reported in the consolidated statements of income except for fees charged for administration services and mortality risk.

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FirstLine                              98

           Security Life of Denver Insurance Company and Subsidiaries

7. LEASES

In 1997, the Company terminated a significant operating lease agreement relating to electronic data processing equipment due to outsourcing of computer operations. The Company incurred $4,819,000 in lease expense in 1997 related to that agreement prior to termination. The Company does not have any other significant lease obligations. Total rental expense for all equipment leases was approximately $0, $4,993,000 and $6,151,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

8. REINSURANCE

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. As of December 31, 1998, the Company's retention limit for acceptance of risk on life insurance policies had been set at various levels up to $1,500,000. Reinsurance premiums, commissions, and expense reimbursements related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts, and are consistent with the risks assumed.

To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion retroceded. Consequently, allowances are established for amounts deemed uncollectible. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. The use of reinsurance pools with retrocessionaires also minimizes the Company's exposure to significant losses from retrocessionaire insolvencies.

The Company assumes and cedes, on a coinsurance basis, guaranteed investment contracts (GICs) to and from affiliates under common ownership. As of December 31, 1998, $2.7 billion of an affiliate's invested assets were held in trust pursuant to these agreements.








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FirstLine                              99

           Security Life of Denver Insurance Company and Subsidiaries

8. REINSURANCE (CONTINUED)

These GIC transactions are summarized as follows (in thousands):


                                                          1998                           1997
                                             ------------------------------------------------------------
                                                                 Policy                         Policy
                                                Deposits      Liabilities       Deposits     Liabilities
                                             ------------------------------------------------------------

Direct (nonaffiliated)                        $ 2,773,952     $ 3,112,460     $ 1,673,471      $2,527,957
Assumed from Life Insurance Company of
   Georgia                                           --            97,552          35,000         106,698
                                              -----------     -----------     -----------       ---------
                                                2,773,952       3,210,012       1,708,471       2,634,655
Ceded to Columbine Life Insurance Company      (2,547,743)     (2,696,409)     (1,479,371)     (2,231,118)
Ceded to Life Insurance Company of Georgia       (225,083)       (512,477)       (116,100)       (403,537)
Ceded to First Columbine Life Insurance
   Company                                         (1,126)         (1,126)           --              --
                                              -----------     -----------     -----------       ---------
Net                                           $      --       $      --       $   113,000      $     --
                                              ===========     ===========     ===========      ==========

Ceded GIC policy liabilities totaling $3,210 and $2,635 million as of December 31, 1998 and 1997, respectively, are classified as part of prepaid reinsurance premiums.

During 1998 and 1997, the Company had ceded blocks of insurance under reinsurance treaties to provide funds for financial and other purposes. These reinsurance transactions, generally known as "financial reinsurance," represent financial arrangements and, in accordance with generally accepted accounting principles, are not reflected in the accompanying financial statements except for the risk fees paid to or received from reinsurers. Financial reinsurance has the effect of increasing current statutory surplus while reducing future statutory surplus as amounts are recaptured from reinsurers. During 1998, the Company entered into a new financial reinsurance contract with an affiliated company.

9. INCOME TAXES

The Company files a consolidated federal income tax return with its parent and other U.S. affiliates and subsidiaries, with the exception of First ING. The affiliated companies that join in the filing of the consolidated federal income tax return have an agreement for the allocation of taxes between members that join in the consolidated return. The agreement specifies that the separate return payable or the separate return receivable of each member will be the federal income tax payable or receivable that the member would have had for the period had it filed a separate return.



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           Security Life of Denver Insurance Company and Subsidiaries

9. INCOME TAXES (CONTINUED)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows (in thousands):

                                                        December 31
                                                     1998          1997
                                                  ------------------------
Deferred tax liabilities:
   Deferred policy acquisition costs              $(272,970)    $(239,678)
   Unrealized gains/losses                          (42,556)      (51,312)
                                                  ---------     ---------
Total deferred tax liabilities                     (315,526)     (290,990)

Deferred tax assets:
   Benefit reserves and surplus relief              102,177       111,610
   Tax-basis deferred policy acquisition costs       83,836        71,241
   Investment income                                 13,712        13,459
   Unearned investment income                          --           9,208
   Nonqualified deferred compensation                14,667        14,129
   Postretirement employee benefits                   2,501         3,979
   Separate accounts                                 18,775         8,571
   Other, net                                        19,796         4,964
                                                  ---------     ---------
Total deferred tax assets                           255,464       237,161
                                                  ---------     ---------
Net deferred tax liabilities                      $ (60,062)    $ (53,829)
                                                  =========     =========


The components of federal income tax expense consist of the following (in thousands):

                                            December 31
                                  1998         1997         1996
                                ---------------------------------

Current                         $24,111      $37,542      $10,340
Deferred                          9,955        9,477       11,536
                                -------      -------      -------
Federal income tax expense      $34,066      $47,019      $21,876
                                =======      =======      =======

The Company's effective income tax rate did not vary significantly from the statutory federal income tax rate.




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FirstLine                              101

           Security Life of Denver Insurance Company and Subsidiaries

9. INCOME TAXES (CONTINUED)

The Company had net income tax payments (receipts) of $18,283,000 during 1998, $55,468,000 during 1997, and $(61,467,000) during 1996 for current income tax payments and settlements of prior year returns.

The Policyholder's Surplus Account is an accumulation of certain special deductions for income tax purposes and a portion of the "gains from operations" which were not subject to current taxation under the Life Insurance Tax Act of 1959. At December 31, 1984, the balance in this account for tax return purposes was approximately $70,800,000. The Tax Reform Act of 1984 provides that no further accumulations will be made in this account. If amounts accumulated in the Policyholder's Surplus Account exceed certain limits, or if distributions to the stockholder exceed amounts in the Stockholder's Surplus Account, to the extent of such excess amount or excess distributions, as determined for income tax purposes, amounts in the Policyholder's Surplus Account would become subject to income tax at rates in effect at that time. Should this occur, the maximum tax which would be paid at the current tax rate is $24,780,000. The Company does not anticipate any such action or foresee any events which would result in such tax; accordingly, a deferred tax liability has not been established.

10. LONG-TERM DEBT

Long-term indebtedness to related parties for $100,000,000 represents the cumulative cash draws on a $100,000,000 commitment from ING America Insurance Holdings, Inc. through December 31, 1998. This subordinated note bears interest at a variable rate equal to the prevailing rate for 10-year U.S. Treasury Bonds plus 1/4% adjusted annually.

The repayment of this note requires approval of the Commissioner of Insurance of the State of Colorado and is payable only out of surplus funds of the Company and only at such time as the surplus of the Company, after payment is made, does not fall below the prescribed level.

The principal and interest is scheduled to be repaid in five annual installments beginning April 15, 2000 and continuing through April 15, 2004, with the option of prepaying any outstanding principal and accrued interest. As of December 31, 1998, the Company accrued interest of $5,387,000. Upon receiving approval from the Commissioner of Insurance of the State of Colorado, the Company made a $5,128,000 payment for accrued interest during 1998. The Company recognized interest expense of $5,387,000; $5,096,000; and $3,644,000 for the years ended December 31, 1998, 1997, and 1996, respectively.



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           Security Life of Denver Insurance Company and Subsidiaries

10. LONG-TERM DEBT (CONTINUED)

Future minimum payments, assuming a current effective interest rate of 5.41%, are as follows (in thousands):


                                               Total
YEAR                                         Payments
---------------------------------------------------------

2000                                          $ 25,946
2001                                            25,946
2002                                            25,946
2003                                            25,946
2004                                            25,946
                                              --------
Total                                          129,730
Less imputed interest                          (29,730)
                                              --------
Present value of payments                     $100,000
                                          =============

11. STATUTORY ACCOUNTING INFORMATION AND PRACTICES

Security Life and its insurance subsidiaries prepare their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by their state of domicile. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, from company to company within the state, and may change in the future.

During 1998, the NAIC completed the process of codifying statutory accounting practices ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that Security Life uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domiciled within those states. Accordingly, before Codification becomes effective for Security Life, the State of Colorado must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time it is unknown whether the State of Colorado will adopt Codification.

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           Security Life of Denver Insurance Company and Subsidiaries

11. STATUTORY ACCOUNTING INFORMATION AND PRACTICES (CONTINUED)

Prescribed statutory reserve methodology does not fully encompass universal life-type products. The NAIC, however, has promulgated a Model Regulation regarding Universal Life Reserves. The Colorado Division of Insurance has not adopted the regulation, but requires that reserves be held which are at least as great as those required by Colorado Statutes. The NAIC UL Model Regulation is used by the Company to provide reserves consistent with the principles of this article. Because the reserves satisfy the requirements prescribed by the State of Colorado for the valuation of universal life insurance, the Company is permitted to compute reserves in accordance with this model regulation.

The NAIC prescribes Risk-Based Capital (RBC) requirements for life/health insurance companies. At December 31, 1998, the Company exceeded all minimum RBC requirements.

Combined capital and surplus, determined in accordance with statutory accounting practices (SAP), was $386,607,000 and $403,239,000 at December 31, 1998 and
1997, respectively. Combined net income, determined in accordance with SAP, was $11,712,000; $22,261,000; and $9,141,000 for the years ended December 31, 1998,
1997, and 1996, respectively.

Security Life is required to maintain a minimum total statutory capital and surplus in the state of domicile of $1,500,000. Midwestern United is required to maintain minimum statutory capital of $200,000 and surplus of $250,000 in the state of domicile. First ING is required to maintain minimum statutory capital of $1,000,000 and paid-in surplus of at least 50% of paid-in capital in the state of domicile. Each company exceeded its respective minimum statutory capital and surplus requirements at December 31, 1998. Additionally, the amount of dividends which can be paid by each company to its stockholder without prior approval of the various state insurance departments is generally limited to the greater of 10% of statutory surplus or the statutory net gain from operations.




--------------------------------------------------------------------------------
FirstLine                              104

           Security Life of Denver Insurance Company and Subsidiaries

12. FAIR VALUES OF FINANCIAL INSTRUMENTS

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. Life insurance liabilities that contain mortality risk and all nonfinancial instruments are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.









--------------------------------------------------------------------------------
FirstLine                              105

           Security Life of Denver Insurance Company and Subsidiaries

12. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The carrying amounts and fair values of the Company's financial instruments at December 31, 1998 and 1997 are summarized below (in thousands):


                                            December 31, 1998                December 31, 1997
                                      -----------------------------   ------------------------------
                                        Carrying                          Carrying
                                         Amount        Fair Value        Amount        Fair Value
                                      -----------------------------   ------------------------------

Assets
Fixed maturities (Note 2)             $3,503,530      $3,503,530      $3,152,355      $3,152,355
Equity securities (Note 2)                 8,400           8,400           8,019           8,019
Mortgage loans                           784,108         832,629         576,620         630,019
Policy loans                             925,623         925,623         875,405         875,405
Short-term investments                       747             747          55,466          55,466
Cash                                      31,644          31,644          22,299          22,299
Indebtedness from
   related parties                         4,339           4,339           2,443           2,443
Separate account assets                  423,474         423,474         263,035         263,035

LIABILITIES
Supplemental contracts
   without life contingencies              3,966           3,966           4,240           4,240
Other policyholder funds left
   on deposit                             98,638          98,638          99,545          99,545
Individual and group
   annuities, net of reinsurance          87,096          86,007          43,313          43,077
Indebtedness to related
   parties                                13,755          13,755           7,704           7,704
Long-term debt to related
   parties                               100,000         100,000          75,000          75,000
Accrued interest on
   long-term debt to related
   parties                                 5,387           5,387           5,128           5,128
Separate account liabilities             423,474         423,474         263,035         263,035






--------------------------------------------------------------------------------
FirstLine                              106

           Security Life of Denver Insurance Company and Subsidiaries

12. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The carrying values of all other financial instruments approximate their fair values.

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments:

    FIXED MATURITIES AND EQUITY SECURITIES: The fair values for fixed maturities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements and collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality and maturity which fall within a range between 4.5% - 14.0% over the total portfolio. The fair values of equity securities are based on quoted market prices.

    MORTGAGE LOANS: Estimated market values for commercial real estate loans are generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads implied by independent published surveys. The same is applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these are discounted at a greater spread to reflect increased risk.

    All residential loans are valued at their outstanding principal balances, which approximate their fair values.

    POLICY LOANS: The carrying amounts reported in the balance sheets for these financial instruments approximate their fair values.

    DERIVATIVE FINANCIAL INSTRUMENTS: Fair values for on-balance-sheet derivative financial instruments (caps and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

--------------------------------------------------------------------------------
FirstLine                              107

           Security Life of Denver Insurance Company and Subsidiaries

12. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

    OTHER INVESTMENT-TYPE INSURANCE CONTRACTS: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender value. The carrying values of other liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies and premium deposits, approximate their fair values.

    OFF-BALANCE-SHEET INSTRUMENTS: The Company accepted additional deposits on existing synthetic guaranteed investment contracts in the amounts of $66,480,000 and $1,000,000 in 1998 and 1997, respectively, from trustees of 401(k) plans. Pursuant to the terms of these contracts, the trustees own and retain the assets related to these contracts. Such assets had a value of $433,689,000 and $493,757,000 at December 31, 1998 and 1997, respectively.
    Under synthetic guaranteed investment contracts, the synthetic issuer may assume interest rate risk on individual plan participant initiated withdrawals from stable value options of 401(k) plans. Approximately 85% of the synthetic guaranteed investment contract book values are on a participating basis and have a credited interest rate reset mechanism which passes such interest rate risk to plan participants.

    LETTERS OF CREDIT

    The Company is the beneficiary of letters of credit totaling $197,254,000 which have a market value to the Company of $0 and two lines of credit totaling $284,471,000 which have a market value to the Company of $0 (see
    Note 14).

13. COMMITMENTS AND CONTINGENCIES

The Company is a party to pending or threatened lawsuits arising from the normal conduct of its business. Due to the climate in insurance and business litigation, suits against the Company sometimes include substantial additional claims, consequential damages, punitive damages and other similar types of relief. While it is not possible to forecast the outcome of such litigation, it is the opinion of management that the disposition of such lawsuits will not have a material adverse effect on the Company's financial position or interfere with its operations.




--------------------------------------------------------------------------------
FirstLine                              108

           Security Life of Denver Insurance Company and Subsidiaries

13. COMMITMENTS AND CONTINGENCIES (CONTINUED)

In 1998, the Company established an accrued liability of $40,000,000 related to certain potential litigation similar to that faced by other major life insurers. This litigation relates to sales practices of interest sensitive policies. The Company is vigorously defending its position in these cases. No such litigation reserve was established in 1997. While it is not possible to forecast the outcome of such litigation, it is the opinion of management that the disposition of such lawsuits will not have a material adverse effect on the Company's financial position or interfere with its operations.

14. OTHER FINANCING ARRANGEMENTS

The Company has a $144,471,000 line of credit issued by the Company's parent to provide short-term liquidity. The Company has an additional non-affiliated line of credit of $140,000,000, also to provide short-term liquidity, which expires July 31, 1999. The amount of funds available under this line is reduced by borrowings of certain affiliates also party to the agreement. There were no outstanding borrowings under either of these agreements at December 31, 1998 or 1997. The weighted-average balance outstanding of short-term debt was $37.5 million during 1998. The weighted-average interest rate paid on this debt during 1998 was 5.63% (see Note 12).

The Company is the beneficiary of letters of credit totaling $197,254,000 that were established in accordance with the terms of reinsurance agreements. Such letters of credit are unconditional, irrevocable, and provide for automatic renewal for the following year at December 31. The letters were unused during both 1998 and 1997.

15. YEAR 2000 (UNAUDITED)

The Company has initiated a program to prepare its computer systems and applications for the year 2000. This program includes all systems utilized by the Company as well as the systems of other companies that interface with the Company. The Company has completed modification and preliminary testing of portions of its software so that its computer systems will function properly with respect to dates in the year 2000 and thereafter. The total Year 2000 project cost is estimated at approximately $6.4 million. To date the Company has incurred approximately $2.6 million for the above activities. Accordingly, the Company does not expect the amounts required for this project to have a material effect on its financial position.


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FirstLine                              109

           Security Life of Denver Insurance Company and Subsidiaries

15. YEAR 2000 (UNAUDITED) (CONTINUED)

The project is estimated to be completed no later than June 1999, which is prior to any anticipated impact on its operating systems. The Company believes that with modifications to existing software, and conversions to new software, the Year 2000 will not pose significant operational problems for its computer systems. However, if such modifications and conversions are not made, or are not completed in a timely manner, it could have a material impact on the operations of the Company.

The Company has initiated formal communications and interface testing plans with all of its suppliers and customers to determine the extent to which its interface systems are vulnerable to those third parties' failure to have their systems Year 2000 compatible and will act accordingly to prevent operational disruptions.











--------------------------------------------------------------------------------

FirstLine                                110

                                  Financial Statements

                                  Security Life Separate Account L1
                                  of Security Life of Denver
                                  Insurance Company


                                  Years ended December 31, 1998, 1997 and 1996 with Report of Independent Auditors



--------------------------------------------------------------------------------

FirstLine                                111

                        Security Life Separate Account L1

                              Financial Statements


                  Years ended December 31, 1998, 1997 and 1996





                                                 CONTENTS

Report of Independent Auditors ..............................................113

Audited Financial Statements

Statement of Net Assets .....................................................114
Statements of Operations ....................................................121
Statements of Changes in Net Assets .........................................140
Notes to Financial Statements ...............................................159











--------------------------------------------------------------------------------

FirstLine                                112

[Logo of Ernst & Young LLP appears here]

                         Report of Independent Auditors

Policyholders
Security Life Separate Account L1 of
    Security Life of Denver Insurance Company

We have audited the accompanying statement of net assets of Security Life Separate Account L1 (comprising, respectively, the Neuberger Berman Advisers Management Trust (comprising the Limited Maturity Bond, Growth, Government Income and Partners Divisions) ("NB"), the Alger American Fund (comprising the American Small Capitalization, American MidCap Growth, American Growth and American Leveraged AllCap Divisions) ("Alger"), the Fidelity Variable Insurance Products Fund and Variable Insurance Products Fund II (comprising the Asset Manager, Growth, Overseas, Money Market and Index 500 Divisions) ("Fidelity"), the INVESCO Variable Investment Funds, Inc. (comprising the Total Return, Industrial Income, High Yield, Utilities and Small Company Growth Divisions) ("INVESCO"), the Van Eck Worldwide Trust (comprising the Worldwide Balanced, Worldwide Hard Assets, Worldwide Bond, Worldwide Emerging Markets and Worldwide Real Estate Divisions) ("Van Eck") and AIM Advisors, Inc. (comprising the Capital Appreciation and Government Securities Divisions) ("AIM")) as of December 31, 1998, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security Life Separate Account L1 at December 31, 1998, and the results of its operations and changes in its net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.


Denver, Colorado                                           /s/ Ernst & Young LLP


April 5, 1999

--------------------------------------------------------------------------------
FirstLine                              113

                        Security Life Separate Account L1

                             Statement of Net Assets

                                December 31, 1998



                                      Total
                                       All          Total        Total          Total          Total        Total        Total
                                    Divisions         NB         Alger        Fidelity        INVESCO      Van Eck        AIM
                                 -----------------------------------------------------------------------------------------------
Assets
Investments in mutual funds at
   market value (Note C)         $305,030,106   $47,067,751   $54,428,521   $168,285,929   $29,630,753   $1,816,999   $3,800,153
                                 ------------   -----------   -----------   ------------   -----------   ----------   ----------
Net assets                       $305,030,106   $47,067,751   $54,428,521   $168,285,929   $29,630,753   $1,816,999   $3,800,153
                                 ============   ===========   ===========   ============   ===========   ==========   ==========

POLICYHOLDER RESERVES
Reserves attributable to the
   policyholders (Note B)        $305,030,106   $47,067,751   $54,428,521   $168,285,929   $29,630,753   $1,816,999   $3,800,153
                                 ------------   -----------   -----------   ------------   -----------   ----------   ----------

TOTAL POLICYHOLDER RESERVES      $305,030,106   $47,067,751   $54,428,521   $168,285,929   $29,630,753   $1,816,999   $3,800,153
                                 ============   ===========   ===========   ============   ===========   ==========   ==========


See accompanying notes.

--------------------------------------------------------------------------------
FirstLine                              114

                        Security Life Separate Account L1

                                December 31, 1998





                                                                           NB
                                       -------------------------------------------------------------------------------
                                            Total           Limited                        Government
                                             NB          Maturity Bond       Growth          Income        Partners
                                       --------------- ----------------- --------------- --------------- -------------
Assets
Investments in mutual funds at
   market value (Note C)                $ 47,067,751    $   15,578,349    $  9,026,160       $  --       $22,463,242
                                        ------------    --------------    ------------    -----------    -----------
Net assets                              $ 47,067,751    $   15,578,349    $  9,026,160       $  --       $22,463,242
                                        ============    ==============    ============    ===========    ===========

POLICYHOLDER RESERVES
Reserves attributable to the
   policyholders (Note B)               $ 47,067,751    $   15,578,349    $  9,026,160       $  --       $22,463,242
                                        ------------    --------------    ------------    -----------    -----------

TOTAL POLICYHOLDER RESERVES             $ 47,067,751    $   15,578,349    $  9,026,160       $  --       $22,463,242
                                        ============    ==============    ============    ===========    ===========

Number of division units outstanding
   (Note G)                                              1,245,559.121     447,486.376          --       986,298.018
                                                        ==============    ============    ===========    ===========

Value per divisional unit                               $        12.51    $      20.17       $  --       $     22.78
                                                        ==============    ============    ===========    ===========


See accompanying notes.









--------------------------------------------------------------------------------
FirstLine                              115

                        Security Life Separate Account L1

                                December 31, 1998



                                                                            Alger
                                      ------------------------------------------------------------------------
                                                        American       American                       American
                                           Total         Small          MidCap        American      Leveraged
                                           Alger     Capitalization     Growth         Growth         AllCap
                                      ----------------------------------------------------------  ------------
Assets
Investments in mutual funds at
   market value (Note C)                $54,428,521    $15,503,371    $9,220,207    $22,903,614    $6,801,329
                                        -----------    -----------    ----------    -----------    ----------
Net assets                              $54,428,521    $15,503,371    $9,220,207    $22,903,614    $6,801,329
                                        ===========    ===========    ==========    ===========    ==========


POLICYHOLDER RESERVES
Reserves attributable to the
   policyholders (Note B)               $54,428,521    $15,503,371    $9,220,207    $22,903,614    $6,801,329
                                        -----------    -----------    ----------    -----------    ----------

TOTAL POLICYHOLDER RESERVES             $54,428,521    $15,503,371    $9,220,207    $22,903,614    $6,801,329
                                        ===========    ===========    ==========    ===========    ==========

Number of division units outstanding
   (Note G)                                            838,692.418    402,532.472   923,696.066    221,642.446
                                                       ===========    ==========    ===========    ==========

Value per divisional unit                              $     18.49    $    22.91    $     24.80    $    30.69
                                                       ===========    ==========    ===========    ==========


See accompanying notes.



--------------------------------------------------------------------------------
FirstLine                              116

                        Security Life Separate Account L1

                                December 31, 1998



                                                                                  Fidelity
                                      ----------------------------------------------------------------------------------------------
                                           Total          Asset                                            Money
                                         Fidelity        Manager         Growth          Overseas         Market          Index 500
                                      ----------------------------------------------------------------------------------------------
Assets
Investments in mutual funds at
   market value (Note C)                $168,285,929    $10,237,279    $32,900,142    $20,581,887    $18,412,252    $86,154,369
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net assets                              $168,285,929    $10,237,279    $32,900,142    $20,581,887    $18,412,252    $86,154,369
                                        ============    ===========    ===========    ===========    ===========    ===========

POLICYHOLDER RESERVES
Reserves attributable to the
   policyholders (Note B)               $168,285,929    $10,237,279    $32,900,142    $20,581,887    $18,412,252    $86,154,369
                                        ------------    -----------    -----------    -----------    -----------    -----------

TOTAL POLICYHOLDER RESERVES             $168,285,929    $10,237,279    $32,900,142    $20,581,887    $18,412,252    $86,154,369
                                        ============    ===========    ===========    ===========    ===========    ===========

Number of division units outstanding
   (Note G)                                             600,255.213    1,293,480.338  1,429,659.907  1,526,404.399  3,215,990.519
                                                        ===========    ===========    ===========    ===========    ===========

Value per divisional unit                               $     17.05    $     25.44    $     14.40    $     12.06    $     26.79
                                                        ===========    ===========    ===========    ===========    ===========



See accompanying notes.







--------------------------------------------------------------------------------
FirstLine                              117

                        Security Life Separate Account L1

                                December 31, 1998





                                                                                    INVESCO
                                       ----------------------------------------------------------------------------------------
                                                                                                                        Small
                                            Total           Total        Industrial                                    Company
                                           INVESCO         Return          Income       High Yield     Utilities        Growth
                                       ----------------------------------------------------------------------------------------
Assets
Investments in mutual funds at
   market value (Note C)                $ 29,630,753    $ 8,105,328    $10,853,005    $ 7,882,782    $ 2,040,960    $   748,678
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net assets                              $ 29,630,753    $ 8,105,328    $10,853,005    $ 7,882,782    $ 2,040,960    $   748,678
                                        ============    ===========    ===========    ===========    ===========    ===========

POLICYHOLDER RESERVES
Reserves attributable to the
   policyholders (Note B)               $ 29,630,753    $ 8,105,328    $10,853,005    $ 7,882,782    $ 2,040,960    $   748,678
                                        ------------    -----------    -----------    -----------    -----------    -----------

TOTAL POLICYHOLDER RESERVES             $ 29,630,753    $ 8,105,328    $10,853,005    $ 7,882,782    $ 2,040,960    $   748,678
                                        ============    ===========    ===========    ===========    ===========    ===========

Number of division units outstanding
   (Note G)                                             450,557.216    473,616.752    486,858.648    110,379.616     67,506.441
                                                        ===========    ===========    ===========    ===========    ===========

Value per divisional unit                               $     17.99    $     22.92    $     16.19    $     18.49    $     11.09
                                                        ===========    ===========    ===========    ===========    ===========


See accompanying notes.






--------------------------------------------------------------------------------
FirstLine                              118

                        Security Life Separate Account L1

                                December 31, 1998




                                                                                 Van Eck
                                      -----------------------------------------------------------------------------------------
                                                                         Worldwide                       Worldwide     Worldwide
                                           Total         Worldwide         Hard          Worldwide       Emerging        Real
                                          Van Eck        Balanced         Assets           Bond           Markets       Estate
                                      -----------------------------------------------------------------------------------------
Assets
Investments in mutual funds at
   market value (Note C)                $  1,816,999        $  --      $ 1,073,755    $   205,807    $   461,156    $    76,281
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net assets                              $  1,816,999        $  --      $ 1,073,755    $   205,807    $   461,156    $    76,281
                                        ============    ===========    ===========    ===========    ===========    ===========

POLICYHOLDER RESERVES
Reserves attributable to the
   policyholders (Note B)               $  1,816,999        $  --      $ 1,073,755    $   205,807    $   461,156    $    76,281
                                        ------------    -----------    -----------    -----------    -----------    -----------

TOTAL POLICYHOLDER RESERVES             $  1,816,999        $  --      $ 1,073,755    $   205,807    $   461,156    $    76,281
                                        ============    ===========    ===========    ===========    ===========    ===========

Number of division units outstanding
   (Note G)                                                   0.000    132,513.824     18,656.317     67,354.295      8,765.232
                                                        ===========    ===========    ===========    ===========    ===========

Value per divisional unit                               $      0.00    $      8.10    $     11.03    $      6.85    $      8.70
                                                        ===========    ===========    ===========    ===========    ===========


See accompanying notes.






--------------------------------------------------------------------------------
FirstLine                              119

                        Security Life Separate Account L1

                                December 31, 1998



                                                            AIM
                                         ---------------------------------------
                                          Total          Capital    Government
                                           AIM        Appreciation  Securities
                                         ---------------------------------------

Assets
Investments in mutual funds at
   market value (Note C)                $3,800,153    $1,204,436    $2,595,717
                                        ----------    ----------    ----------
Net assets                              $3,800,153    $1,204,436    $2,595,717
                                        ==========    ==========    ==========
POLICYHOLDER RESERVES
Reserves attributable to the
   policyholders (Note B)               $3,800,153    $1,204,436    $2,595,717
                                        ----------    ----------    ----------

TOTAL POLICYHOLDER RESERVES             $3,800,153    $1,204,436    $2,595,717
                                        ==========    ==========    ==========

Number of division units outstanding
   (Note G)                                           105,457.867   246,150.062
                                                      ==========    ==========

Value per divisional unit                             $    11.42    $    10.55
                                                      ==========    ==========


See accompanying notes.









--------------------------------------------------------------------------------
FirstLine                              120

                        Security Life Separate Account L1

                             Statement of Operations

                          Year Ended December 31, 1998



                                         Total
                                          All          Total       Total        Total        Total        Total     Total
                                       Divisions        NB         Alger       Fidelity     INVESCO      Van Eck     AIM
                                     -------------------------------------------------------------------------------------
Investment income
Dividends from mutual funds          $17,747,833  $ 4,273,690   $ 4,617,072  $ 6,943,854  $1,625,860  $ 189,620   $ 97,737
Less valuation period deductions
   (Note B)                            1,740,661      291,487       290,412      971,160     162,321     11,393     13,888
                                     -----------  -----------   -----------  -----------  ----------  ---------   --------
Net investment income (loss)          16,007,172    3,982,203     4,326,660    5,972,694   1,463,539    178,227     83,849
                                     -----------  -----------   -----------  -----------  ----------  ---------   --------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
   investments                         8,536,274      347,823     1,685,294    6,403,348     355,780   (260,570)     4,599
Net unrealized gains (losses) on
   investments                        18,766,977   (2,323,636)    5,825,800   15,230,082     248,681   (368,037)   154,087
                                     -----------  -----------   -----------  -----------  ----------  ---------   --------
Net realized and unrealized gains
   (losses) on investments            27,303,251   (1,975,813)    7,511,094   21,633,430     604,461   (628,607)   158,686
                                     -----------  -----------   -----------  -----------  ----------  ---------   --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS  $43,310,423  $ 2,006,390   $11,837,754  $27,606,124  $2,068,000  $(450,380)  $242,535
                                     ===========  ===========   ===========  ===========  ==========  =========   ========


See accompanying notes.








--------------------------------------------------------------------------------
FirstLine                              121

                        Security Life Separate Account L1

                          Year Ended December 31, 1998




                                                                            NB
                                       -------------------------------------------------------------------------
                                          Total           Limited                     Government
                                           NB          Maturity Bond      Growth        Income       Partners
                                       -------------------------------------------------------------------------
Investment income
Dividends from mutual funds             $ 4,273,690    $   409,268    $1,579,109    $   136,565    $2,148,748
Less valuation period deductions
   (Note B)                                 291,487         87,183        52,660          3,213       148,431
                                        -----------    -----------    ----------    -----------    ----------
Net investment income (loss)              3,982,203        322,085     1,526,449        133,352     2,000,317
                                        -----------    -----------    ----------    -----------    ----------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
   investments                              347,823         10,003      (264,148)       (53,894)      655,862
Net unrealized gains (losses) on
   investments                           (2,323,636)        59,369       (81,576)       (60,954)   (2,240,475)
                                        -----------    -----------    ----------    -----------    ----------
Net realized and unrealized gains
   (losses) on investments               (1,975,813)        69,372      (345,724)      (114,848)   (1,584,613)
                                        -----------    -----------    ----------    -----------    ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS     $ 2,006,390    $   391,457    $1,180,725    $    18,504    $  415,704
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.









--------------------------------------------------------------------------------
FirstLine                              122

                        Security Life Separate Account L1

                          Year Ended December 31, 1998






                                                                         Alger
                                     -------------------------------------------------------------------------
                                                         American        American                   American
                                          Total           Small           MidCap     American      Leveraged
                                          Alger       Capitalization      Growth      Growth         AllCap
                                     -------------------------------------------------------------------------
Investment income
Dividends from mutual funds             $ 4,617,072    $ 1,681,373    $  593,045    $ 2,196,712    $  145,942
Less valuation period deductions
   (Note B)                                 290,412         95,588        53,316        113,376        28,132
                                        -----------    -----------    ----------    -----------    ----------
Net investment income (loss)              4,326,660      1,585,785       539,729      2,083,336       117,810
                                        -----------    -----------    ----------    -----------    ----------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
   investments                            1,685,294        186,963       316,932        915,872       265,527
Net unrealized gains (losses) on
   investments                            5,825,800        166,990     1,022,340      3,099,428     1,537,042
                                        -----------    -----------    ----------    -----------    ----------
Net realized and unrealized gains
   (losses) on investments                7,511,094        353,953     1,339,272      4,015,300     1,802,569
                                        -----------    -----------    ----------    -----------    ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS     $11,837,754    $ 1,939,738    $1,879,001    $ 6,098,636    $1,920,379
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.









--------------------------------------------------------------------------------
FirstLine                              123

                        Security Life Separate Account L1

                          Year Ended December 31, 1998





                                                                           Fidelity
                                        ---------------------------------------------------------------------------------------
                                            Total          Asset                                        Money
                                          Fidelity        Manager         Growth       Overseas         Market        Index 500
                                        ---------------------------------------------------------------------------------------
Investment income
Dividends from mutual funds             $  6,943,854    $   808,986    $ 2,663,618    $ 1,015,626    $   830,137    $ 1,625,487
Less valuation period deductions
   (Note B)                                  971,160         63,669        183,002        129,504        116,932        478,053
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net investment income (loss)               5,972,694        745,317      2,480,616        886,122        713,205      1,147,434
                                        ------------    -----------    -----------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
   investments                             6,403,348         20,247      1,534,000        298,379           --        4,550,722
Net unrealized gains (losses) on
   investments                            15,230,082        315,702      4,444,805        707,398           --        9,762,177
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net realized and unrealized gains
   (losses) on investments                21,633,430        335,949      5,978,805      1,005,777           --       14,312,899
                                        ------------    -----------    -----------    -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS     $ 27,606,124    $ 1,081,266    $ 8,459,421    $ 1,891,899    $   713,205    $15,460,333
                                        ============    ===========    ===========    ===========    ===========    ===========


See accompanying notes.













--------------------------------------------------------------------------------
FirstLine                              124

                        Security Life Separate Account L1

                          Year Ended December 31, 1998





                                                                                  INVESCO
                                     -------------------------------------------------------------------------------------------
                                                                                                                          Small
                                          Total           Total         Industrial                                       Company
                                         INVESCO         Return           Income        High Yield       Utilities       Growth
                                     -------------------------------------------------------------------------------------------
Investment income
Dividends from mutual funds             $  1,625,860    $   312,534    $   514,174    $   769,805    $    29,058    $       289
Less valuation period deductions
   (Note B)                                  162,321         40,898         60,678         49,140         10,730            875
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net investment income (loss)               1,463,539        271,636        453,496        720,665         18,328           (586)
                                        ------------    -----------    -----------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
   investments                               355,780        136,473        342,342       (151,382)        35,245         (6,898)
Net unrealized gains (losses) on
   investments                               248,681         73,689        359,519       (541,125)       282,500         74,098
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net realized and unrealized gains
   (losses) on investments                   604,461        210,162        701,861       (692,507)       317,745         67,200
                                        ------------    -----------    -----------    -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS     $  2,068,000    $   481,798    $ 1,155,357    $    28,158    $   336,073    $    66,614
                                        ============    ===========    ===========    ===========    ===========    ===========












See accompanying notes.

--------------------------------------------------------------------------------
FirstLine                              125

                        Security Life Separate Account L1

                          Year Ended December 31, 1998






                                                                                Van Eck
                                       -----------------------------------------------------------------------------------------
                                                                       Worldwide                     Worldwide      Worldwide
                                           Total        Worldwide         Hard        Worldwide       Emerging         Real
                                          Van Eck        Balanced        Assets          Bond         Markets         Estate
                                       -----------------------------------------------------------------------------------------
Investment income
Dividends from mutual funds             $    189,620    $    45,674    $   143,946        $  --          $  --          $  --
Less valuation period deductions
   (Note B)                                   11,393          1,050          8,170            212          1,736            225
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net investment income (loss)                 178,227         44,624        135,776           (212)        (1,736)          (225)
                                        ------------    -----------    -----------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
   investments                              (260,570)         4,682       (162,110)           130       (101,436)        (1,836)
Net unrealized gains (losses) on
   investments                              (368,037)       (23,403)      (395,698)         3,953         47,140            (29)
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net realized and unrealized gains
   (losses) on investments                  (628,607)       (18,721)      (557,808)         4,083        (54,296)        (1,865)
                                        ------------    -----------    -----------    -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS     $   (450,380)   $    25,903    $  (422,032)   $     3,871    $   (56,032)   $    (2,090)
                                        ============    ===========    ===========    ===========    ===========    ===========


See accompanying notes.












--------------------------------------------------------------------------------
FirstLine                              126

                        Security Life Separate Account L1

                          Year Ended December 31, 1998




                                                           AIM
                                         ---------------------------------------
                                            Total       Capital     Government
                                             AIM     Appreciation   Securities
                                         ---------------------------------------

Investment income
Dividends from mutual funds             $   97,737    $   27,109    $   70,628
Less valuation period deductions
   (Note B)                                 13,888         3,056        10,832
                                        ----------    ----------    ----------
Net investment income (loss)                83,849        24,053        59,796
                                        ----------    ----------    ----------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
   investments                               4,599        (3,315)        7,914
Net unrealized gains (losses) on
   investments                             154,087       119,225        34,862
                                        ----------    ----------    ----------
Net realized and unrealized gains
   (losses) on investments                 158,686       115,910        42,776
                                        ----------    ----------    ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS     $  242,535    $  139,963    $  102,572
                                        ==========    ==========    ==========











See accompanying notes.

--------------------------------------------------------------------------------
FirstLine                              127

                        Security Life Separate Account L1

                             Statement of Operations

                          Year Ended December 31, 1997




                                             Total
                                              All            Total         Total          Total         Total          Total
                                           Divisions          NB           Alger        Fidelity       INVESCO        Van Eck
                                        ---------------------------------------------------------------------------------------
Investment income
Dividends from mutual funds             $  4,158,702    $   678,740    $   323,895    $ 2,094,346    $ 1,039,818    $    21,903
Less valuation period deductions
    (Note B)                                 813,630        135,310        141,930        461,022         67,625          7,743
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net investment income (loss)               3,345,072        543,430        181,965      1,633,324        972,193         14,160
                                        ------------    -----------    -----------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                            3,199,375        406,286        894,818      1,320,426        523,956         53,889
Net unrealized gains (losses) on
    investments                           10,643,150      2,273,595      1,647,989      6,476,412        298,662        (53,508)
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net realized and unrealized gains
    (losses) on investments               13,842,525      2,679,881      2,542,807      7,796,838        822,618            381
                                        ------------    -----------    -----------    -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS    $ 17,187,597    $ 3,223,311    $ 2,724,772    $ 9,430,162    $ 1,794,811    $    14,541
                                        ============    ===========    ===========    ===========    ===========    ===========


See accompanying notes.















--------------------------------------------------------------------------------
FirstLine                              128

                        Security Life Separate Account L1

                          Year Ended December 31, 1997





                                                                            NB
                                      --------------------------------------------------------------------------
                                          Total           Limited                     Government
                                            NB         Maturity Bond    Growth          Income      Partners
                                      --------------------------------------------------------------------------
Investment income
Dividends from mutual funds             $   678,740    $   156,667    $  183,497    $    72,086    $  266,490
Less valuation period deductions
    (Note B)                                135,310         33,725        24,959         10,366        66,260
                                        -----------    -----------    ----------    -----------    ----------
Net investment income (loss)                543,430        122,942       158,538         61,720       200,230
                                        -----------    -----------    ----------    -----------    ----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                             406,286        (20,056)       14,997         25,762       385,583
Net unrealized gains (losses) on
    investments                           2,273,595        159,151       533,906         26,882     1,553,656
                                        -----------    -----------    ----------    -----------    ----------
Net realized and unrealized gains
    (losses) on investments               2,679,881        139,095       548,903         52,644     1,939,239
                                        -----------    -----------    ----------    -----------    ----------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS    $ 3,223,311    $   262,037    $  707,441    $   114,364    $2,139,469
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.











--------------------------------------------------------------------------------
FirstLine                              129

                        Security Life Separate Account L1

                          Year Ended December 31, 1997




                                                                          Alger
                                        ------------------------------------------------------------------------
                                                          American      American                    American
                                             Total         Small         MidCap      American       Leveraged
                                             Alger     Capitalization    Growth       Growth         AllCap
                                        ------------------------------------------------------------------------

Investment income
Dividends from mutual funds             $   323,895    $   218,789    $   55,945    $    49,161    $     --
Less valuation period deductions
    (Note B)                                141,930         51,004        28,138         48,785        14,003
                                        -----------    -----------    ----------    -----------    ----------
Net investment income (loss)                181,965        167,785        27,807            376       (14,003)
                                        -----------    -----------    ----------    -----------    ----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                             894,818        114,651       228,363        237,727       314,077
Net unrealized gains (losses) on
    investments                           1,647,989        483,518       246,489        970,056       (52,074)
                                        -----------    -----------    ----------    -----------    ----------
Net realized and unrealized gains
    (losses) on investments               2,542,807        598,169       474,852      1,207,783       262,003
                                        -----------    -----------    ----------    -----------    ----------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS    $ 2,724,772    $   765,954    $  502,659    $ 1,208,159    $  248,000
                                        ===========    ===========    ==========    ===========   ===========


See accompanying notes.











--------------------------------------------------------------------------------
FirstLine                              130

                        Security Life Separate Account L1

                          Year Ended December 31, 1997




                                                                           Fidelity
                                       ----------------------------------------------------------------------------------------
                                           Total            Asset                                       Money
                                         Fidelity          Manager        Growth       Overseas         Market       Index 500
                                       ----------------------------------------------------------------------------------------
Investment income
Dividends from mutual funds             $  2,094,346    $   204,696    $   274,868    $   451,874    $   764,538    $   398,370
Less valuation period deductions
    (Note B)                                 461,022         27,097         91,298         60,714        107,253        174,660
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net investment income (loss)               1,633,324        177,599        183,570        391,160        657,285        223,710
                                        ------------    -----------    -----------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                            1,320,426         33,000        662,436        332,544           --          292,446
Net unrealized gains (losses) on
    investments                            6,476,412        350,408      1,347,793       (305,456)          --        5,083,667
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net realized and unrealized gains
    (losses) on investments                7,796,838        383,408      2,010,229         27,088           --        5,376,113
                                        ------------    -----------    -----------    -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS    $  9,430,162    $   561,007    $ 2,193,799    $   418,248    $   657,285    $ 5,599,823
                                        ============    ===========    ===========    ===========    ===========    ===========


See accompanying notes.











--------------------------------------------------------------------------------
FirstLine                              131

                        Security Life Separate Account L1

                          Year Ended December 31, 1997





                                                                         INVESCO
                                      ---------------------------------------------------------------------------
                                           Total          Total       Industrial
                                          INVESCO        Return         Income       High Yield      Utilities
                                      ---------------------------------------------------------------------------
Investment income
Dividends from mutual funds             $ 1,039,818    $    76,461    $  417,376    $   519,369    $   26,612
Less valuation period deductions
    (Note B)                                 67,625         12,921        27,525         23,478         3,701
                                        -----------    -----------    ----------    -----------    ----------
Net investment income (loss)                972,193         63,540       389,851        495,891        22,911
                                        -----------    -----------    ----------    -----------    ----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                             523,956         46,241       116,951        269,799        90,965
Net unrealized gains (losses) on
    investments                             298,662        203,429       324,767       (253,231)       23,697
                                        -----------    -----------    ----------    -----------    ----------
Net realized and unrealized gains
    (losses) on investments                 822,618        249,670       441,718         16,568       114,662
                                        -----------    -----------    ----------    -----------    ----------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS    $ 1,794,811    $   313,210    $  831,569    $   512,459    $  137,573
                                        ===========    ===========    ==========    ===========   ===========


See accompanying notes.











--------------------------------------------------------------------------------
FirstLine                              132

                        Security Life Separate Account L1

                          Year Ended December 31, 1997




                                                         Van Eck
                                      ------------------------------------------
                                           Total       Worldwide     Worldwide
                                          Van Eck      Balanced     Hard Assets
                                      ------------------------------------------

INVESTMENT INCOME
Dividends from mutual funds             $   21,903    $    9,006    $   12,897
Less valuation period deductions
    (Note B)                                 7,743         3,329         4,414
                                        ----------    ----------    ----------
Net investment income (loss)                14,160         5,677         8,483
                                        ----------    ----------    ----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                             53,889        37,785        16,104
Net unrealized gains (losses) on
    investments                            (53,508)        4,122       (57,630)
                                        ----------    ----------    ----------
Net realized and unrealized gains
    (losses) on investments                    381        41,907       (41,526)
                                        ----------    ----------    ----------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS    $   14,541    $   47,584    $  (33,043)
                                        ==========    ==========    ==========

See accompanying notes.












--------------------------------------------------------------------------------
FirstLine                              133

                        Security Life Separate Account L1

                             Statement of Operations

                          Year Ended December 31, 1996


                                            Total
                                             All             Total         Total         Total          Total         Total
                                          Divisions           NB           Alger        Fidelity       INVESCO       Van Eck
                                        --------------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends from mutual funds             $  1,183,779    $   292,143    $    56,842    $   593,973    $   238,653    $     2,168
Less valuation period deductions
    (Note B)                                 241,127         50,116         44,898        128,637         14,752          2,724
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net investment income (loss)                 942,652        242,027         11,944        465,336        223,901           (556)
                                        ------------    -----------    -----------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                              401,852         86,478         62,058         97,833        143,358         12,125
Net unrealized gains (losses) on
    investments                            2,675,307        557,274        396,915      1,736,167        (43,084)        28,035
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net realized and unrealized gains
    (losses) on investments                3,077,159        643,752        458,973      1,834,000        100,274         40,160
                                        ------------    -----------    -----------    -----------    -----------    -----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS           $  4,019,811    $   885,779    $   470,917    $ 2,299,336    $   324,175    $    39,604
                                        ============    ===========    ===========    ===========    ===========    ===========


See accompanying notes.










--------------------------------------------------------------------------------
FirstLine                              134

                        Security Life Separate Account L1

                          Year Ended December 31, 1996





                                                                         NB
                                       --------------------------------------------------------------------------
                                            Total         Limited                    Government
                                             NB        Maturity Bond     Growth        Income        Partners
                                       --------------------------------------------------------------------------

INVESTMENT INCOME
Dividends from mutual funds             $   292,143    $   127,305    $   76,287    $    35,420    $   53,131
Less valuation period deductions
    (Note B)                                 50,116         13,218         9,400          8,882        18,616
                                        -----------    -----------    ----------    -----------    ----------
Net investment income (loss)                242,027        114,087        66,887         26,538        34,515
                                        -----------    -----------    ----------    -----------    ----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                              86,478        (16,561)      (22,601)         3,867       121,773
Net unrealized gains (losses) on
    investments                             557,274        (29,330)       65,061            443       521,100
                                        -----------    -----------    ----------    -----------    ----------
Net realized and unrealized gains
    (losses) on investments                 643,752        (45,891)       42,460          4,310       642,873
                                        -----------    -----------    ----------    -----------    ----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS           $   885,779    $    68,196    $  109,347    $    30,848    $  677,388
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.











--------------------------------------------------------------------------------
FirstLine                              135

                        Security Life Separate Account L1

                          Year Ended December 31, 1996




                                                                          Alger
                                        ---------------------------------------------------------------------------
                                                        American         American                    American
                                          Total           Small           MidCap       American      Leveraged
                                          Alger      Capitalization       Growth        Growth        AllCap
                                        ---------------------------------------------------------------------------

Investment income
Dividends from mutual funds             $    56,842    $     7,668    $   10,435    $    37,109    $    1,630
Less valuation period deductions
    (Note B)                                 44,898         18,457         7,398         16,087         2,956
                                        -----------    -----------    ----------    -----------    ----------
Net investment income (loss)                 11,944        (10,789)        3,037         21,022        (1,326)
                                        -----------    -----------    ----------    -----------    ----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                              62,058          8,187         9,936         22,907        21,028
Net unrealized gains (losses) on
    investments                             396,915         58,340        89,398        227,107        22,070
                                        -----------    -----------    ----------    -----------    ----------
Net realized and unrealized gains
    (losses) on investments                 458,973         66,527        99,334        250,014        43,098
                                        -----------    -----------    ----------    -----------    ----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS           $   470,917    $    55,738    $  102,371    $   271,036    $   41,772
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.












--------------------------------------------------------------------------------
FirstLine                              136

                        Security Life Separate Account L1

                          Year Ended December 31, 1996




                                                                        Fidelity
                                        -------------------------------------------------------------------------------------
                                            Total         Asset                                        Money
                                          Fidelity       Manager         Growth        Overseas        Market       Index 500
                                        ------------- ------------- -------------- ------------- -------------- -------------
Investment income
Dividends from mutual funds             $    593,973    $     9,800    $   109,786    $    27,966    $   246,349    $   200,072
Less valuation period deductions
    (Note B)                                 128,637          3,818         25,455         16,972         35,006         47,386
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net investment income (loss)                 465,336          5,982         84,331         10,994        211,343        152,686
                                        ------------    -----------    -----------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                               97,833          7,905          9,661         34,235           --           46,032
Net unrealized gains (losses) on
    investments                            1,736,167         63,068        273,435        238,529           --        1,161,135
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net realized and unrealized gains
    (losses) on investments                1,834,000         70,973        283,096        272,764           --        1,207,167
                                        ------------    -----------    -----------    -----------    -----------    -----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS           $  2,299,336    $    76,955    $   367,427    $   283,758    $   211,343    $ 1,359,853
                                        ============    ===========    ===========    ===========    ===========    ===========


See accompanying notes.











--------------------------------------------------------------------------------
FirstLine                              137

                        Security Life Separate Account L1

                          Year Ended December 31, 1996




                                                                          INVESCO
                                        -----------------------------------------------------------------------
                                             Total           Total     Industrial
                                            INVESCO         Return       Income       High Yield    Utilities
                                        -----------------------------------------------------------------------
Investment income
Dividends from mutual funds             $   238,653    $    25,285    $   93,816    $   114,676    $    4,876
Less valuation period deductions
    (Note B)                                 14,752          3,402         4,272          6,357           721
                                        -----------    -----------    ----------    -----------    ----------
Net investment income (loss)                223,901         21,883        89,544        108,319         4,155
                                        -----------    -----------    ----------    -----------    ----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                             143,358         28,264        30,929         82,830         1,335
Net unrealized gains (losses) on
    investments                             (43,084)        10,956        (7,082)       (53,402)        6,444
                                        -----------    -----------    ----------    -----------    ----------
Net realized and unrealized gains
    (losses) on investments                 100,274         39,220        23,847         29,428         7,779
                                        -----------    -----------    ----------    -----------    ----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS           $   324,175    $    61,103    $  113,391    $   137,747    $   11,934
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.











--------------------------------------------------------------------------------
FirstLine                              138

                        Security Life Separate Account L1

                          Year Ended December 31, 1996





                                                      Van Eck
                                        ----------------------------------------
                                            Total      Worldwide     Worldwide
                                           Van Eck     Balanced     Hard Assets
                                        ----------------------------------------

INVESTMENT INCOME
Dividends from mutual funds             $    2,168    $      169    $    1,999
Less valuation period deductions
    (Note B)                                 2,724         1,304         1,420
                                        ----------    ----------    ----------
Net investment income (loss)                  (556)       (1,135)          579
                                        ----------    ----------    ----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                             12,125         2,984         9,141
Net unrealized gains (losses) on
    investments                             28,035        19,343         8,692
                                        ----------    ----------    ----------
Net realized and unrealized gains
    (losses) on investments                 40,160        22,327        17,833
                                        ----------    ----------    ----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS           $   39,604    $   21,192    $   18,412
                                        ==========    ==========    ==========


See accompanying notes.











--------------------------------------------------------------------------------
FirstLine                              139

                        Security Life Separate Account L1

                       Statement of Changes in Net Assets

                          Year Ended December 31, 1998



                                            Total
                                             All          Total        Total         Total       Total         Total       Total
                                          Divisions         NB         Alger       Fidelity     INVESCO       Van Eck       AIM
                                        --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $ 16,007,172  $ 3,982,203  $ 4,326,660  $  5,972,694  $ 1,463,539  $  178,227  $   83,849
Net realized gains (losses) on
   investments                             8,536,274      347,823    1,685,294     6,403,348      355,780    (260,570)      4,599
Net unrealized gains (losses) on
   investments                            18,766,977   (2,323,636)   5,825,800    15,230,082      248,681    (368,037)    154,087
                                        ------------  -----------  -----------  ------------  -----------  ----------  ----------
Increase (decrease) in net assets
   from operations                        43,310,423    2,006,390   11,837,754    27,606,124    2,068,000    (450,380)    242,535
                                        ------------  -----------  -----------  ------------  -----------  ----------  ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                             128,820,440   12,563,792   13,089,164    92,335,231    8,092,294     875,501   1,864,458
Cost of insurance and
   administrative charges                (14,458,798)  (2,063,802)  (2,525,683)   (8,200,381)  (1,481,570)   (108,634)    (78,728)
Benefit payments                            (306,862)     (11,220)     (26,492)     (259,989)      (9,161)       --          --
Surrenders                               (10,842,736)    (725,767)    (859,454)   (8,654,377)    (586,533)    (15,198)     (1,407)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                   (3,936,799)   8,461,193    4,831,250   (25,231,056)   6,011,967     216,552   1,773,295
Other                                        (41,582)     (87,331)     (18,626)       54,208        9,107       1,060        --
                                        ------------  -----------  -----------  ------------  -----------  ----------  ----------
Increase (decrease) from principal
   transactions                           99,233,663   18,136,865   14,490,159    50,043,636   12,036,104     969,281   3,557,618
                                        ------------  -----------  -----------  ------------  -----------  ----------  ----------

Total increase (decrease) in net assets  142,544,086   20,143,255   26,327,913    77,649,760   14,104,104     518,901   3,800,153

Net assets at beginning of year          162,486,020   26,924,496   28,100,608    90,636,169   15,526,649   1,298,098        --
                                        ------------  -----------  -----------  ------------  -----------  ----------  ----------

Net assets at end of year               $305,030,106  $47,067,751  $54,428,521  $168,285,929  $29,630,753  $1,816,999  $3,800,153
                                        ============  ===========  ===========  ============  ===========  ==========  ==========


See accompanying notes.












--------------------------------------------------------------------------------
FirstLine                              140

                        Security Life Separate Account L1

                          Year Ended December 31, 1998





                                                                              NB
                                      -----------------------------------------------------------------------------
                                           Total           Limited                     Government
                                            NB          Maturity Bond     Growth         Income      Partners
                                      --------------- --------------- ------------- --------------- ---------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $ 3,982,203    $   322,085    $1,526,449    $   133,352    $2,000,317
Net realized gains (losses) on
   investments                              347,823         10,003      (264,148)       (53,894)      655,862
Net unrealized gains (losses) on
   investments                           (2,323,636)        59,369       (81,576)       (60,954)   (2,240,475)
                                        -----------    -----------    ----------    -----------    ----------
Increase (decrease) in net assets
   from operations                        2,006,390        391,457     1,180,725         18,504       415,704
                                        -----------    -----------    ----------    -----------    ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                             12,563,792      3,839,599     2,578,265         31,593     6,114,335
Cost of insurance and
   administrative charges                (2,063,802)      (492,782)     (393,894)       (14,839)   (1,162,287)
Benefit payments                            (11,220)          --            --             --         (11,220)
Surrenders                                 (725,767)       (15,922)     (419,497)        (3,243)     (287,105)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                   8,461,193      5,212,588       513,663       (894,126)    3,629,068
Other                                       (87,331)       (31,757)        3,226        (31,566)      (27,234)
                                        -----------    -----------    ----------    -----------    ----------
Increase (decrease) from principal
   transactions                          18,136,865      8,511,726     2,281,763       (912,181)    8,255,557
                                        -----------    -----------    ----------    -----------    ----------

Total increase (decrease) in net assets  20,143,255      8,903,183     3,462,488       (893,677)    8,671,261

Net assets at beginning of year          26,924,496      6,675,166     5,563,672        893,677    13,791,981
                                        -----------    -----------    ----------    -----------    ----------

Net assets at end of year               $47,067,751    $15,578,349    $9,026,160    $      --      $22,463,242
                                        ===========    ===========    ==========    ===========    ===========


See accompanying notes.





--------------------------------------------------------------------------------
FirstLine                              141

                        Security Life Separate Account L1

                          Year Ended December 31, 1998



                                                                            Alger
                                      ----------------------------------------------------------------------------
                                                          American       American                    American
                                           Total           Small          MidCap      American       Leveraged
                                           Alger       Capitalization     Growth       Growth         AllCap
                                      ----------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $ 4,326,660    $ 1,585,785    $  539,729    $ 2,083,336    $  117,810
Net realized gains (losses) on
   investments                            1,685,294        186,963       316,932        915,872       265,527
Net unrealized gains (losses) on
   investments                            5,825,800        166,990     1,022,340      3,099,428     1,537,042
                                        -----------    -----------    ----------    -----------    ----------
Increase (decrease) in net assets
   from operations                       11,837,754      1,939,738     1,879,001      6,098,636     1,920,379
                                        -----------    -----------    ----------    -----------    ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                             13,089,164      4,154,774     2,573,424      5,298,963     1,062,003
Cost of insurance and
   administrative charges                (2,525,683)      (803,988)     (473,224)      (989,260)     (259,211)
Benefit payments                            (26,492)       (14,248)      (12,244)          --            --
Surrenders                                 (859,454)      (196,345)     (376,263)      (216,867)      (69,979)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                   4,831,250        (35,168)      528,261      3,094,366     1,243,791
Other                                       (18,626)          (504)      (14,286)         1,597        (5,433)
                                        -----------    -----------    ----------    -----------    ----------
Increase (decrease) from principal
   transactions                          14,490,159      3,104,521     2,225,668      7,188,799     1,971,171
                                        -----------    -----------    ----------    -----------    ----------

Total increase (decrease) in net assets  26,327,913      5,044,259     4,104,669     13,287,435     3,891,550

Net assets at beginning of year          28,100,608     10,459,112     5,115,538      9,616,179     2,909,779
                                        -----------    -----------    ----------    -----------    ----------

Net assets at end of year               $54,428,521    $15,503,371    $9,220,207    $22,903,614    $6,801,329
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.





--------------------------------------------------------------------------------
FirstLine                              142

                        Security Life Separate Account L1

                          Year Ended December 31, 1998



                                                                                Fidelity
                                       -------------------------------------------------------------------------------------------
                                            Total           Asset                                        Money
                                          Fidelity         Manager        Growth        Overseas         Market       Index 500
                                       -------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $  5,972,694    $   745,317     $             $   886,122    $   713,205    $ 1,147,434
                                                                                                                      2,480,616
Net realized gains (losses) on
   investments                             6,403,348         20,247      1,534,000        298,379           --        4,550,722
Net unrealized gains (losses) on
   investments                            15,230,082        315,702      4,444,805        707,398           --        9,762,177
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net assets
   from operations                        27,606,124      1,081,266      8,459,421      1,891,899        713,205     15,460,333
                                        ------------    -----------    -----------    -----------    -----------    -----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                              92,335,231      2,713,832      8,443,426      5,709,711     55,421,815     20,046,447
Cost of insurance and
   administrative charges                 (8,200,381)      (490,838)    (1,358,671)      (939,010)    (1,769,895)    (3,641,967)
Benefit payments                            (259,989)          --           (8,890)        (8,379)      (240,733)        (1,987)
Surrenders                                (8,654,377)      (652,157)    (2,494,098)      (438,536)    (2,335,262)    (2,734,324)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                  (25,231,056)     1,440,884      1,798,160      2,169,798    (48,429,964)    17,790,066
Other                                         54,208          7,219        (14,128)       (29,375)        39,827         50,665
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) from principal
   transactions                           50,043,636      3,018,940      6,365,799      6,464,209      2,685,788     31,508,900
                                        ------------    -----------    -----------    -----------    -----------    -----------

Total increase (decrease) in net assets   77,649,760      4,100,206     14,825,220      8,356,108      3,398,993     46,969,233

Net assets at beginning of year           90,636,169      6,137,073     18,074,922     12,225,779     15,013,259     39,185,136
                                        ------------    -----------    -----------    -----------    -----------    -----------

Net assets at end of year               $168,285,929    $10,237,279    $32,900,142    $20,581,887    $18,412,252    $86,154,369
                                        ============    ===========    ===========    ===========    ===========    ===========


See accompanying notes.




--------------------------------------------------------------------------------
FirstLine                              143

                        Security Life Separate Account L1

                          Year Ended December 31, 1998



                                                                                  INVESCO
                                      -------------------------------------------------------------------------------------------
                                                                                                                         Small
                                           Total           Total        Industrial                                      Company
                                          INVESCO         Return          Income        High Yield       Utilities      Growth
                                      -------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $  1,463,539    $   271,636    $   453,496    $   720,665    $    18,328    $      (586)
Net realized gains (losses) on
   investments                               355,780        136,473        342,342       (151,382)        35,245         (6,898)
Net unrealized gains (losses) on
   investments                               248,681         73,689        359,519       (541,125)       282,500         74,098
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net assets
   from operations                         2,068,000        481,798      1,155,357         28,158        336,073         66,614
                                        ------------    -----------    -----------    -----------    -----------    -----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                               8,092,294      2,104,849      3,170,236      2,297,048        435,105         85,056
Cost of insurance and
   administrative charges                 (1,481,570)      (425,176)      (567,563)      (389,895)       (87,692)       (11,244)
Benefit payments                              (9,161)          --           (9,161)          --             --             --
Surrenders                                  (586,533)       (56,509)      (192,220)      (329,292)        (8,210)          (302)
Net transfers among divisions
   (including the loan division and
   Guaranteed interest division in
   the general account)                    6,011,967      2,955,200      1,315,595        931,519        201,017        608,636
Other                                          9,107            556         22,617        (18,840)         4,856            (82)
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) from principal
   transactions                           12,036,104      4,578,920      3,739,504      2,490,540        545,076        682,064
                                        ------------    -----------    -----------    -----------    -----------    -----------

Total increase (decrease) in net assets   14,104,104      5,060,718      4,894,861      2,518,698        881,149        748,678

Net assets at beginning of year           15,526,649      3,044,610      5,958,144      5,364,084      1,159,811           --
                                        ------------    -----------    -----------    -----------    -----------    -----------

Net assets at end of year               $ 29,630,753    $ 8,105,328    $10,853,005    $ 7,882,782    $ 2,040,960    $   748,678
                                        ============    ===========    ===========    ===========    ===========    ===========




See accompanying notes.

--------------------------------------------------------------------------------
FirstLine                              144

                        Security Life Separate Account L1

                          Year Ended December 31, 1998



                                                                                  Van Eck
                                      -------------------------------------------------------------------------------------------
                                                                           Worldwide                     Worldwide      Worldwide
                                             Total         Worldwide         Hard        Worldwide        Emerging         Real
                                            Van Eck        Balanced         Assets         Bonds          Markets         Estate
                                      -------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $    178,227    $    44,624    $   135,776    $      (212)   $    (1,736)   $      (225)
Net realized gains (losses) on
   investments                              (260,570)         4,682       (162,110)           130       (101,436)        (1,836)
Net unrealized gains (losses) on
   investments                              (368,037)       (23,403)      (395,698)         3,953         47,140            (29)
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net assets
   from operations                          (450,380)        25,903       (422,032)         3,871        (56,032)        (2,090)
                                        ------------    -----------    -----------    -----------    -----------    -----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                 875,501         (1,347)       571,430        129,336        137,102         38,980
Cost of insurance and
   administrative charges                   (108,634)        (9,423)       (86,867)        (1,544)        (7,777)        (3,023)
Benefit payments                                --             --             --              --             --             --
Surrenders                                   (15,198)        (3,105)       (11,871)           --             --            (222)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                      216,552       (399,466)       111,286         74,151        387,960         42,621
Other                                          1,060             90          1,059             (7)           (97)            15
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) from principal
   transactions                              969,281       (413,251)       585,037        201,936        517,188         78,371
                                        ------------    -----------    -----------    -----------    -----------    -----------

Total increase (decrease) in net assets      518,901       (387,348)       163,005        205,807        461,156         76,281

Net assets at beginning of year            1,298,098        387,348        910,750           --             --             --
                                        ------------    -----------    -----------    -----------    -----------    -----------

Net assets at end of year               $  1,816,999    $      --      $ 1,073,755    $   205,807    $   461,156    $    76,281
                                        ============    ===========    ===========    ===========    ===========    ===========


See accompanying notes.




--------------------------------------------------------------------------------
FirstLine                              145

                        Security Life Separate Account L1

                          Year Ended December 31, 1998


                                                           AIM
                                         ---------------------------------------
                                           Total         Capital     Government
                                            AIM       Appreciation   Securities
                                         ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $   83,849    $   24,053    $   59,796
Net realized gains (losses) on
   investments                               4,599        (3,315)        7,914
Net unrealized gains (losses) on
   investments                             154,087       119,225        34,862
                                        ----------    ----------    ----------
Increase (decrease) in net assets
   from operations                         242,535       139,963       102,572
                                        ----------    ----------    ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                             1,864,458       329,635     1,534,823
Cost of insurance and
   administrative charges                  (78,728)      (28,940)      (49,788)
Benefit payments                              --            --            --
Surrenders                                  (1,407)       (1,407)         --
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                  1,773,295       765,185     1,008,110
Other                                         --            --            --
                                        ----------    ----------    ----------
Increase (decrease) from principal
   transactions                          3,557,618     1,064,473     2,493,145
                                        ----------    ----------    ----------

Total increase (decrease) in net assets  3,800,153     1,204,436     2,595,717

Net assets at beginning of year               --            --            --
                                        ----------    ----------    ----------

Net assets at end of year               $3,800,153    $1,204,436    $2,595,717
                                        ==========    ==========    ==========


See accompanying notes.



--------------------------------------------------------------------------------
FirstLine                              146

                        Security Life Separate Account L1

                       Statement of Changes in Net Assets

                          Year Ended December 31, 1997


                                           Total
                                            All           Total          Total           Total          Total          Total
                                         Divisions          NB           Alger          Fidelity       INVESCO        Van Eck
                                      -------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $  3,345,072    $   543,430    $   181,965    $ 1,633,324    $   972,193    $    14,160
Net realized gains (losses) on
   investments                             3,199,375        406,286        894,818      1,320,426        523,956         53,889
Net unrealized gains (losses) on
   investments                            10,643,150      2,273,595      1,647,989      6,476,412        298,662        (53,508)
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net assets from
   operations                             17,187,597      3,223,311      2,724,772      9,430,162      1,794,811         14,541
                                        ------------    -----------    -----------    -----------    -----------    -----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                             104,747,260      5,555,766      6,944,048     89,309,110      2,683,620        254,716
Cost of insurance and
   administrative charges                 (8,284,944)      (957,887)    (1,466,664)    (5,155,026)      (614,145)       (91,222)
Benefit payments                            (406,386)       (20,591)       (63,369)      (322,263)          (163)          --
Surrenders                                (1,977,696)      (146,698)      (412,252)    (1,294,484)      (112,699)       (11,563)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                   (6,642,529)     8,721,432      9,006,938    (32,708,946)     7,796,299        541,748
Other                                          5,891          9,817         11,046        (21,999)        11,180         (4,153)
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) from principal
   transactions                           87,441,596     13,161,839     14,019,747     49,806,392      9,764,092        689,526
                                        ------------    -----------    -----------    -----------    -----------    -----------

Total increase (decrease) in net assets  104,629,193     16,385,150     16,744,519     59,236,554     11,558,903        704,067

Net assets at beginning of year           57,856,827     10,539,346     11,356,089     31,399,615      3,967,746        594,031
                                        ------------    -----------    -----------    -----------    -----------    -----------

Net assets at end of year               $162,486,020    $26,924,496    $28,100,608    $90,636,169    $15,526,649    $ 1,298,098
                                        ============    ===========    ===========    ===========    ===========    ===========

See accompanying notes.





--------------------------------------------------------------------------------
FirstLine                              147

                        Security Life Separate Account L1

                          Year Ended December 31, 1997




                                                                              NB
                                       ------------------------------------------------------------------------
                                            Total        Limited                     Government
                                             NB       Maturity Bond      Growth        Income        Partners
                                       ------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $   543,430    $   122,942    $  158,538    $    61,720    $  200,230
Net realized gains (losses) on
   investments                              406,286        (20,056)       14,997         25,762       385,583
Net unrealized gains (losses) on
   investments                            2,273,595        159,151       533,906         26,882     1,553,656
                                        -----------    -----------    ----------    -----------    ----------
Increase (decrease) in net assets from
   operations                             3,223,311        262,037       707,441        114,364     2,139,469
                                        -----------    -----------    ----------    -----------    ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                              5,555,766      1,332,125     1,158,704        324,257     2,740,680
Cost of insurance and
   administrative charges                  (957,887)      (163,472)     (219,117)       (62,075)     (513,223)
Benefit payments                            (20,591)          --            --             --         (20,591)
Surrenders                                 (146,698)        (3,761)      (71,838)          (792)      (70,307)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                   8,721,432      2,758,363     2,141,068     (1,023,987)    4,845,988
Other                                         9,817         (2,202)       11,700         (6,404)        6,723
                                        -----------    -----------    ----------    -----------    ----------
Increase (decrease) from principal
   transactions                          13,161,839      3,921,053     3,020,517       (769,001)    6,989,270
                                        -----------    -----------    ----------    -----------    ----------

Total increase (decrease)  in net assets 16,385,150      4,183,090     3,727,958       (654,637)    9,128,739

Net assets at beginning of year          10,539,346      2,492,076     1,835,714      1,548,314     4,663,242
                                        -----------    -----------    ----------    -----------    ----------

Net assets at end of year               $26,924,496    $ 6,675,166    $5,563,672    $   893,677    $13,791,981
                                        ===========    ===========    ==========    ===========    ===========


See accompanying notes.




--------------------------------------------------------------------------------
FirstLine                              148

                        Security Life Separate Account L1

                          Year Ended December 31, 1997


                                                                         Alger
                                       ------------------------------------------------------------------------------
                                                          American      American                     American
                                            Total          Small         MidCap       American       Leveraged
                                            Alger      Capitalization    Growth        Growth         AllCap
                                       --------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $   181,965    $   167,785    $   27,807    $       376    $  (14,003)
Net realized gains (losses) on
   investments                              894,818        114,651       228,363        237,727       314,077
Net unrealized gains (losses) on
   investments                            1,647,989        483,518       246,489        970,056       (52,074)
                                        -----------    -----------    ----------    -----------    ----------
Increase (decrease) in net assets from
   operations                             2,724,772        765,954       502,659      1,208,159       248,000
                                        -----------    -----------    ----------    -----------    ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                              6,944,048      2,630,863     1,276,492      2,334,377       702,316
Cost of insurance and
   administrative charges                (1,466,664)      (526,742)     (299,891)      (479,902)     (160,129)
Benefit payments                            (63,369)          --         (62,593)          (776)         --
Surrenders                                 (412,252)      (255,386)      (74,317)       (58,850)      (23,699)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                   9,006,938      3,518,384     1,419,061      2,796,911     1,272,582
Other                                        11,046         (6,069)       19,072          2,082        (4,039)
                                        -----------    -----------    ----------    -----------    ----------
Increase (decrease) from principal
   transactions                          14,019,747      5,361,050     2,277,824      4,593,842     1,787,031
                                        -----------    -----------    ----------    -----------    ----------

Total increase (decrease) in net assets  16,744,519      6,127,004     2,780,483      5,802,001     2,035,031

Net assets at beginning of year          11,356,089      4,332,108     2,335,055      3,814,178       874,748
                                        -----------    -----------    ----------    -----------    ----------

Net assets at end of year               $28,100,608    $10,459,112    $5,115,538    $ 9,616,179    $2,909,779
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.




--------------------------------------------------------------------------------
FirstLine                              149

                        Security Life Separate Account L1

                          Year Ended December 31, 1997


                                                                               Fidelity
                                       -----------------------------------------------------------------------------------------
                                           Total           Asset                                       Money
                                          Fidelity        Manager        Growth        Overseas        Market       Index 500
                                       -----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $  1,633,324    $   177,599    $   183,570    $   391,160    $   657,285    $   223,710
Net realized gains (losses) on
   investments                             1,320,426         33,000        662,436        332,544           --          292,446
Net unrealized gains (losses) on
   investments                             6,476,412        350,408      1,347,793       (305,456)          --        5,083,667
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net assets from
   operations                              9,430,162        561,007      2,193,799        418,248        657,285      5,599,823
                                        ------------    -----------    -----------    -----------    -----------    -----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                              89,309,110      2,162,759      4,558,270      2,410,373     73,366,740      6,810,968
Cost of insurance and
   administrative charges                 (5,155,026)      (242,289)      (813,161)      (525,615)    (2,213,630)    (1,360,331)
Benefit payments                            (322,263)       (20,969)          (548)        (1,233)      (257,371)       (42,142)
Surrenders                                (1,294,484)       (92,218)      (135,829)       (91,869)      (870,621)      (103,947)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                  (32,708,946)     2,215,879      5,219,755      5,730,183    (63,929,591)    18,054,828
Other                                        (21,999)         7,567          3,217         10,563        (35,219)        (8,127)
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) from principal
   transactions                           49,806,392      4,030,729      8,831,704      7,532,402      6,060,308     23,351,249
                                        ------------    -----------    -----------    -----------    -----------    -----------

Total increase (decrease) in net assets   59,236,554      4,591,736     11,025,503      7,950,650      6,717,593     28,951,072

Net assets at beginning of year           31,399,615      1,545,337      7,049,419      4,275,129      8,295,666     10,234,064
                                        ------------    -----------    -----------    -----------    -----------    -----------

Net assets at end of year               $ 90,636,169    $ 6,137,073    $18,074,922    $12,225,779    $15,013,259    $39,185,136
                                        ============    ===========    ===========    ===========    ===========    ===========


See accompanying notes.




--------------------------------------------------------------------------------
FirstLine                              150

                        Security Life Separate Account L1

                          Year Ended December 31, 1997



                                                                         INVESCO
                                      -------------------------------------------------------------------------------
                                           Total           Total        Industrial
                                          INVESCO         Return          Income        High Yield       Utilities
                                      --------------- --------------- --------------- --------------- ---------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $   972,193    $    63,540    $  389,851    $   495,891    $   22,911
Net realized gains (losses) on
   investments                              523,956         46,241       116,951        269,799        90,965
Net unrealized gains (losses) on
   investments                              298,662        203,429       324,767       (253,231)       23,697
                                        -----------    -----------    ----------    -----------    ----------
Increase (decrease) in net assets from
   operations                             1,794,811        313,210       831,569        512,459       137,573
                                        -----------    -----------    ----------    -----------    ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                              2,683,620        517,831     1,250,551        835,890        79,348
Cost of insurance and
   administrative charges                  (614,145)      (133,107)     (266,208)      (177,612)      (37,218)
Benefit payments                               (163)          --            --             (163)         --
Surrenders                                 (112,699)       (28,672)      (37,810)        (9,783)      (36,434)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                   7,796,299      1,498,300     2,804,344      2,695,587       798,068
Other                                        11,180          2,581         6,081          2,305           213
                                        -----------    -----------    ----------    -----------    ----------
Increase (decrease) from principal
   transactions                           9,764,092      1,856,933     3,756,958      3,346,224       803,977
                                        -----------    -----------    ----------    -----------    ----------

Total increase (decrease) in net assets  11,558,903      2,170,143     4,588,527      3,858,683       941,550

Net assets at beginning of year           3,967,746        874,467     1,369,617      1,505,401       218,261
                                        -----------    -----------    ----------    -----------    ----------

Net assets at end of year               $15,526,649    $ 3,044,610    $5,958,144    $ 5,364,084    $1,159,811
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.





--------------------------------------------------------------------------------
FirstLine                              151

                        Security Life Separate Account L1

                          Year Ended December 31, 1997


                                                        Van Eck
                                        --------------------------------------
                                                                      Worldwide
                                           Total      Worldwide         Hard
                                          Van Eck      Balanced        Assets
                                        ----------    ----------    ----------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $   14,160    $    5,677    $    8,483
Net realized gains (losses) on
   investments                              53,889        37,785        16,104
Net unrealized gains (losses) on
   investments                             (53,508)        4,122       (57,630)
                                        ----------    ----------    ----------
Increase (decrease) in net assets from
   operations                               14,541        47,584       (33,043)
                                        ----------    ----------    ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                               254,716        65,167       189,549
Cost of insurance and
   administrative charges                  (91,222)      (44,774)      (46,448)
Benefit payments                              --            --            --
Surrenders                                 (11,563)       (7,995)       (3,568)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                    541,748          (120)      541,868
Other                                       (4,153)         (319)       (3,834)
                                        ----------    ----------    ----------
Increase (decrease) from principal
   transactions                            689,526        11,959       677,567
                                        ----------    ----------    ----------

Total increase (decrease) in net assets    704,067        59,543       644,524

Net assets at beginning of year            594,031       327,805       266,226
                                        ----------    ----------    ----------

Net assets at end of year               $1,298,098    $  387,348    $  910,750
                                        ==========    ==========    ==========


See accompanying notes.




--------------------------------------------------------------------------------
FirstLine                              152

                        Security Life Separate Account L1

                       Statement of Changes in Net Assets

                          Year Ended December 31, 1996



                                            Total
                                             All            Total          Total          Total          Total          Total
                                          Divisions           NB           Alger         Fidelity       INVESCO        Van Eck
                                       -----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $    942,652    $   242,027    $    11,944    $   465,336    $   223,901    $      (556)
Net realized gains (losses) on
  investments                                401,852         86,478         62,058         97,833        143,358         12,125
Net unrealized gains (losses) on
  investments                              2,675,307        557,274        396,915      1,736,167        (43,084)        28,035
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase in net assets from
  operations                               4,019,811        885,779        470,917      2,299,336        324,175         39,604
                                        ------------    -----------    -----------    -----------    -----------    -----------

CHANGES FROM PRINCIPAL
  TRANSACTIONS
Net premiums                              44,534,972      2,246,849      2,646,310     38,833,137        609,861        198,815
Cost of insurance and
  administrative charges                  (2,843,666)      (378,501)      (531,589)    (1,733,703)      (158,637)       (41,236)
Benefit payments                              (9,641)          --           (9,457)          (184)          --             --
Surrenders                                  (139,851)       (10,863)       (32,300)       (89,374)        (5,730)        (1,584)
Net transfers among divisions
  (including the loan division and
  guaranteed interest division in
  the general account)                      (905,917)     3,446,134      6,535,350    (13,409,127)     2,217,943        303,783
Other                                        (25,415)         4,193         (1,186)       (29,113)         1,108           (417)
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase from principal
  transactions                            40,610,482      5,307,812      8,607,128     23,571,636      2,664,545        459,361
                                        ------------    -----------    -----------    -----------    -----------    -----------

Total increase in net assets              44,630,293      6,193,591      9,078,045     25,870,972      2,988,720        498,965

Net assets at beginning of year           13,226,534      4,345,755      2,278,044      5,528,643        979,026         95,066
                                        ------------    -----------    -----------    -----------    -----------    -----------

Net assets at end of year               $ 57,856,827    $10,539,346    $11,356,089    $31,399,615    $ 3,967,746    $   594,031
                                        ============    ===========    ===========    ===========    ===========    ===========


See accompanying notes.





--------------------------------------------------------------------------------
FirstLine                              153

                        Security Life Separate Account L1

                          Year Ended December 31, 1996



                                                                            NB
                                       ---------------------------------------------------------------------------
                                            Total           Limited                  Government
                                             NB          Maturity Bond    Growth       Income        Partners
                                       ---------------------------------------------------------------------------

INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)            $   242,027    $   114,087    $   66,887    $    26,538    $   34,515
Net realized gains (losses) on
   investments                               86,478        (16,561)      (22,601)         3,867       121,773
Net unrealized gains (losses) on
   investments                              557,274        (29,330)       65,061            443       521,100
                                        -----------    -----------    ----------    -----------    ----------
Increase in net assets from
   operations                               885,779         68,196       109,347         30,848       677,388
                                        -----------    -----------    ----------    -----------    ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                              2,246,849        317,539       634,087        372,680       922,543
Cost of insurance and
   administrative charges                  (378,501)       (74,422)     (101,596)       (56,065)     (146,418)
Benefit payments                               --             --            --             --            --
Surrenders                                  (10,863)        (1,157)       (2,385)           (48)       (7,273)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                   3,446,134        398,684       433,683        368,389     2,245,378
Other                                         4,193           (272)         (579)            41         5,003
                                        -----------    -----------    ----------    -----------    ----------
Increase from principal
   transactions                           5,307,812        640,372       963,210        684,997     3,019,233
                                        -----------    -----------    ----------    -----------    ----------

Total increase in net assets              6,193,591        708,568     1,072,557        715,845     3,696,621

Net assets at beginning of year           4,345,755      1,783,508       763,157        832,469       966,621
                                        -----------    -----------    ----------    -----------    ----------

Net assets at end of year               $10,539,346    $ 2,492,076    $1,835,714    $ 1,548,314    $4,663,242
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.




--------------------------------------------------------------------------------
FirstLine                              154

                        Security Life Separate Account L1

                          Year Ended December 31, 1996



                                                                         Alger
                                        ---------------------------------------------------------------------
                                                         American       American                    American
                                             Total         Small         MidCap        American     Leveraged
                                             Alger    Capitalization     Growth         Growth       AllCap
                                        ---------------------------------------------------------------------

Increase (decrease) in net assets

OPERATIONS
Net investment income (loss)            $    11,944    $   (10,789)   $    3,037    $    21,022    $   (1,326)
Net realized gains (losses) on
   investments                               62,058          8,187         9,936         22,907        21,028
Net unrealized gains (losses) on
   investments                              396,915         58,340        89,398        227,107        22,070
                                        -----------    -----------    ----------    -----------    ----------
Increase in net assets from
   operations                               470,917         55,738       102,371        271,036        41,772
                                        -----------    -----------    ----------    -----------    ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                              2,646,310        792,375       410,528      1,189,559       253,848
Cost of insurance and
   administrative charges                  (531,589)      (209,010)      (92,306)      (193,812)      (36,461)
Benefit payments                             (9,457)        (4,658)         --             --          (4,799)
Surrenders                                  (32,300)        (7,839)      (10,926)        (9,795)       (3,740)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                   6,535,350      2,581,122     1,649,714      1,717,965       586,549
Other                                        (1,186)        (3,605)          587          1,213           619
                                        -----------    -----------    ----------    -----------    ----------
Increase from principal
   transactions                           8,607,128      3,148,385     1,957,597      2,705,130       796,016
                                        -----------    -----------    ----------    -----------    ----------

Total increase in net assets              9,078,045      3,204,123     2,059,968      2,976,166       837,788

Net assets at beginning of year           2,278,044      1,127,985       275,087        838,012        36,960
                                        -----------    -----------    ----------    -----------    ----------

Net assets at end of year               $11,356,089    $ 4,332,108    $2,335,055    $ 3,814,178    $  874,748
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.





--------------------------------------------------------------------------------
FirstLine                              155

                        Security Life Separate Account L1

                          Year Ended December 31, 1996



                                                                           Fidelity
                                         -----------------------------------------------------------------------------------------
                                             Total           Asset                                       Money
                                           Fidelity         Manager        Growth        Overseas        Market        Index 500
                                         -----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $    465,336    $     5,982    $    84,331    $    10,994    $   211,343    $   152,686
Net realized gains (losses) on
   investments                                97,833          7,905          9,661         34,235           --           46,032
Net unrealized gains (losses) on
   investments                             1,736,167         63,068        273,435        238,529           --        1,161,135
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase in net assets from
   operations                              2,299,336         76,955        367,427        283,758        211,343      1,359,853
                                        ------------    -----------    -----------    -----------    -----------    -----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                              38,833,137        202,285      1,158,382        537,007     36,012,540        922,923
Cost of insurance and
   administrative charges                 (1,733,703)       (59,703)      (298,466)      (145,781)      (938,219)      (291,534)
Benefit payments                                (184)          --             --             --             --             (184)
Surrenders                                   (89,374)          (973)        (9,215)        (8,511)       (56,983)       (13,692)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                  (13,409,127)     1,199,005      4,485,230      2,637,971    (28,785,556)     7,054,223
Other                                        (29,113)           277            (47)           (13)       (27,783)        (1,547)
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase from principal
   transactions                           23,571,636      1,340,891      5,335,884      3,020,673      6,203,999      7,670,189
                                        ------------    -----------    -----------    -----------    -----------    -----------

Total increase in net assets              25,870,972      1,417,846      5,703,311      3,304,431      6,415,342      9,030,042

Net assets at beginning of year            5,528,643        127,491      1,346,108        970,698      1,880,324      1,204,022
                                        ------------    -----------    -----------    -----------    -----------    -----------

Net assets at end of year               $ 31,399,615    $ 1,545,337    $ 7,049,419    $ 4,275,129    $ 8,295,666    $10,234,064
                                        ============    ===========    ===========    ===========    ===========    ===========


See accompanying notes.

--------------------------------------------------------------------------------
FirstLine                              156

                        Security Life Separate Account L1

                          Year Ended December 31, 1996




                                                                       INVESCO
                                         ----------------------------------------------------------------------
                                              Total         Total       Industrial
                                             INVESCO       Return         Income      High Yield     Utilities
                                         ----------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $   223,901    $    21,883    $   89,544    $   108,319    $    4,155
Net realized gains (losses) on
   investments                              143,358         28,264        30,929         82,830         1,335
Net unrealized gains (losses) on
   investments                              (43,084)        10,956        (7,082)       (53,402)        6,444
                                        -----------    -----------    ----------    -----------    ----------
Increase in net assets from
   operations                               324,175         61,103       113,391        137,747        11,934
                                        -----------    -----------    ----------    -----------    ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                609,861        199,674       243,848        121,818        44,521
Cost of insurance and
   administrative charges                  (158,637)       (45,283)      (55,233)       (48,934)       (9,187)
Benefit payments                               --             --            --             --            --
Surrenders                                   (5,730)        (2,038)       (2,171)        (1,386)         (135)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                   2,217,943        506,505       810,269        750,404       150,765
Other                                         1,108            943          (126)           277            14
                                        -----------    -----------    ----------    -----------    ----------
Increase from principal
   transactions                           2,664,545        659,801       996,587        822,179       185,978
                                        -----------    -----------    ----------    -----------    ----------

Total increase in net assets              2,988,720        720,904     1,109,978        959,926       197,912

Net assets at beginning of year             979,026        153,563       259,639        545,475        20,349
                                        -----------    -----------    ----------    -----------    ----------

Net assets at end of year               $ 3,967,746    $   874,467    $1,369,617    $ 1,505,401    $  218,261
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.





--------------------------------------------------------------------------------
FirstLine                              157

                        Security Life Separate Account L1

                          Year Ended December 31, 1996




                                                       Van Eck
                                       -----------------------------------------

                                            Total       Worldwide    Worldwide
                                           Van Eck      Balanced    Hard Assets
                                       -----------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $     (556)   $   (1,135)   $      579
Net realized gains (losses) on
   investments                              12,125         2,984         9,141
Net unrealized gains (losses) on
   investments                              28,035        19,343         8,692
                                        ----------    ----------    ----------
Increase in net assets from
   operations                               39,604        21,192        18,412
                                        ----------    ----------    ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                               198,815       135,181        63,634
Cost of insurance and
   administrative charges                  (41,236)      (29,480)      (11,756)
Benefit payments                              --            --            --
Surrenders                                  (1,584)       (1,584)         --
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                    303,783       126,152       177,631
Other                                         (417)         (468)           51
                                        ----------    ----------    ----------
Increase from principal
   transactions                            459,361       229,801       229,560
                                        ----------    ----------    ----------

Total increase in net assets               498,965       250,993       247,972

Net assets at beginning of year             95,066        76,812        18,254
                                        ----------    ----------    ----------

Net assets at end of year               $  594,031    $  327,805    $  266,226
                                        ==========    ==========    ==========

See accompanying notes.


--------------------------------------------------------------------------------
FirstLine                              158

                        Security Life Separate Account L1

                          Notes to Financial Statements

                                December 31, 1998


NOTE A. ORGANIZATION

Security Life Separate Account L1 (the "Separate Account") was established by resolution of the Board of Directors of Security Life of Denver Insurance Company (the "Company") on November 3, 1993. The Separate Account is organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

The Separate Account supports the operations of the FirstLine and Strategic
Advantage Variable Universal Life ("FirstLine and FirstLine          ") policies
offered by the Company. The Separate Account may be used to support other variable life policies as they are offered by the Company. The assets of the Separate Account are the property of the Company. However, the portion of the Separate Account's assets attributable to the policies will not be used to satisfy liabilities arising out of any other operations of the Company.

As of December 31, 1998, the Separate Account offered twenty-three investment divisions available to the policyholders, each of which invests in an independently managed mutual fund portfolio ("Fund"). The Funds are as follows:

PORTFOLIO MANAGERS/PORTFOLIOS (FUNDS)

Neuberger Berman Management Incorporated (NB)
     Neuberger Berman Limited Maturity Bond Portfolio
     Neuberger Berman Growth Portfolio
     Neuberger Berman Partners Portfolio

Fred Alger Management, Inc. (Alger)
     Alger American Small Capitalization Portfolio
     Alger American MidCap Growth Portfolio
     Alger American Growth Portfolio
     Alger American Leveraged AllCap Portfolio

Fidelity Management & Research Company (Fidelity)
     Fidelity Investments VIP II Asset Manager Portfolio
     Fidelity Investments VIP Growth Portfolio
     Fidelity Investments VIP Overseas Portfolio
     Fidelity Investments VIP Money Market Portfolio
     Fidelity Investments VIP II Index 500 Portfolio


--------------------------------------------------------------------------------
FirstLine                              159

                        Security Life Separate Account L1

NOTE A. ORGANIZATION (CONTINUED)

INVESCO Funds Group, Inc. (INVESCO)
     INVESCO VIF Total Return Portfolio
     INVESCO VIF Industrial Income Portfolio
     INVESCO VIF High Yield Portfolio
     INVESCO VIF Utilities Portfolio
     INVESCO VIF Small Company Growth Portfolio

Van Eck Associates Corporation (Van Eck)
     Van Eck Worldwide Hard Assets Portfolio (formerly known as "Van Eck Gold and Natural Resources Portfolio")
     Van Eck Worldwide Real Estate Portfolio
     Van Eck Worldwide Emerging Markets Portfolio
     Van Eck Worldwide Bond Portfolio

AIM Advisors, Inc. (AIM)
     AIM VI - Capital Appreciation Portfolio
     AIM VI - Government Securities Portfolio

Effective May 1, 1997, the Divisions of the Separate Account investing in the Neuberger Berman Government Income Portfolio and the Van Eck Worldwide Balanced Portfolio stopped accepting new investments. These divisions were discontinued during 1998.

Effective February 19, 1998, six new divisions became available to the policyholders for investment in the following funds:

Van Eck Associates Corporation (Van Eck)
     Van Eck Worldwide Real Estate Portfolio
     Van Eck Worldwide Emerging Markets Portfolio
     Van Eck Worldwide Bond Portfolio

AIM Advisors, Inc. (AIM)
     AIM VI - Capital Appreciation Portfolio
     AIM VI - Government Securities Portfolio

INVESCO Funds Group, Inc. (INVESCO)
     INVESCO VIF Small Company Growth Portfolio


--------------------------------------------------------------------------------
FirstLine                              160

                        Security Life Separate Account L1

NOTE A. ORGANIZATION (CONTINUED)

The FirstLine and FirstLine policies allow the policyholders to specify the allocation of their net premium to the various Funds. They can also transfer their account values among the Funds. The FirstLine and Strategic Advantage products also provide the policyholders the option to allocate their net premiums, or to transfer their account values, to a Guaranteed Interest Division ("GID") in the Company's general account. The GID guarantees a rate of interest to the policyholder, and it is not variable in nature. Therefore, it is not included in these Separate Account statements.

NOTE B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Separate Account have been prepared on the basis of generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The significant accounting principles followed by the Separate Account and the methods of applying those principles are presented below or in the footnotes which follow:

INVESTMENT VALUATION--The investments in shares of the Funds are valued at the closing net asset value (market value) per share as determined by the Funds on the day of measurement.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME--The investments in shares of the Funds are accounted for on the date the order to buy or sell is confirmed. Dividend income and distributions of capital gains are recorded on the ex-dividend date. Realized gains and losses from sales transactions are reported using the first-in, first-out ("FIFO") method of accounting for cost. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized gain or loss on investment.

VALUATION PERIOD DEDUCTIONS--Charges are made directly against the assets of the Separate Account divisions and are reflected daily in the computation of the unit values of the divisions.




--------------------------------------------------------------------------------
FirstLine                              161

                        Security Life Separate Account L1

NOTE B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A daily deduction, at an annual rate of .75% of the daily asset value of the Separate Account divisions, is charged to the Separate Account for mortality and expense risks assumed by the Company. Total mortality and expense charges for the years ended December 31, 1998, 1997 and 1996 were $1,740,661; $813,630 and
$241,127, respectively.

POLICYHOLDER RESERVES--Policyholder reserves are recorded in the Separate Account at the aggregate account values of the policyholders invested in the Separate Account divisions. To the extent that benefits to be paid to the policyholders exceed their account values, the Company will contribute additional funds to the benefit proceeds.

















--------------------------------------------------------------------------------
FirstLine                              162

                        Security Life Separate Account L1

NOTE C. INVESTMENTS

Fund shares are purchased at net asset value with net premiums (premium payments, less sales and tax loads charged by the Company) and divisional transfers from other divisions. Fund shares are redeemed for the payment of benefits, for surrenders, for transfers to other divisions, and for charges by the Company for certain cost of insurance and administrative charges. The cost of insurance and administrative charges for the years ended December 31, 1998, 1997 and 1996 were $14,458,798; $8,284,944 and $2,843,666, respectively.
Dividends made by the Funds are reinvested in the Funds.

The following is a summary of Fund shares owned as of December 31, 1998:


                                            Number              Net               Value
                                              of               Asset            of Shares           Cost of
                   FUND                     Shares             Value            at Market            Shares
----------------------------------------------------------------------------------------------------------------

Neuberger Berman Management Inc.:
   Limited Maturity Bond                   1,127,232.206       $13.82      $  15,578,349      $  15,334,595
   Growth                                    343,330.535       $26.29          9,026,160          8,510,696
   Government Income                             --            $11.14             --                 --
   Partners                                1,186,647.771       $18.93         22,463,242         22,570,797

Fred Alger Management, Inc.:
   American Small Capitalization             352,589.754       $43.97         15,503,371         14,851,950
   American MidCap Growth                    319,369.785       $28.87          9,220,207          7,858,579
   American Growth                           430,357.281       $53.22         22,903,614         18,608,688
   American Leveraged AllCap                 194,880.482       $34.90          6,801,329          5,293,171

Fidelity Management & Research Co.:
   Asset Manager                             563,726.801       $18.16         10,237,279          9,501,494
   Growth                                    733,232.497       $44.87         32,900,142         26,845,882
   Overseas                                1,026,528.069       $20.05         20,581,887         19,913,166
   Money Market                           18,412,252.400        $1.00         18,412,252         18,412,252
   Index 500                                 609,942.422      $141.25         86,154,369         70,067,500

INVESCO Funds Group, Inc.:
   Total Return                              488,861.727       $16.58          8,105,328          7,814,990
   Industrial Income                         583,181.351       $18.61         10,853,005         10,163,306
   High Yield                                696,358.875       $11.32          7,882,782          8,752,765
   Utilities                                 114,789.679       $17.78          2,040,960          1,727,429
   Small Company Growth                       64,989.440       $11.52            748,678            674,581

Van Eck Associates Corporation:
   Worldwide Balanced                             --           $12.03              --                 --
   Worldwide Hard Assets                     116,712.440        $9.20          1,073,755          1,517,809
   Worldwide Bond                             16,759.491       $12.28            205,807            201,853
   Worldwide Emerging Markets                 64,769.133        $7.12            461,156            414,017
   Worldwide Real Estate                       7,995.940        $9.54             76,281             76,310

AIM Advisors, Inc.:
   Capital Appreciation                       47,795.065       $25.20          1,204,436          1,085,211
   Government Securities                     232,175.030       $11.18          2,595,717          2,560,855
                                                                       -----------------  -----------------

Total                                                                       $305,030,106       $272,757,896
                                                                       =================  =================


--------------------------------------------------------------------------------
FirstLine                              163

                        Security Life Separate Account L1

NOTE C. INVESTMENTS (CONTINUED)

For the year ended December 31, 1998, the cost of purchases (plus reinvested dividends) and sales of investments are as follows:


                                               Beginning                                                   End
FUND                                            of Year           Purchases            Sales             of Year
------------------------------------------------------------------------------------------------------------------

Neuberger Berman Management Inc.:
   Limited Maturity Bond                       $6,490,167        $11,289,258       ($2,444,830)        $15,334,595
   Growth                                       4,895,677          7,029,074        (3,414,055)          8,510,696
   Government Income                              833,365            137,502          (970,867)              --
   Partners                                    11,515,832         13,300,529        (2,245,564)         22,570,797

Fred Alger Management, Inc.:
   American Small Capitalization               10,791,047          8,512,969        (4,452,066)         14,851,950
   American MidCap Growth                       4,680,691          5,007,799        (1,829,911)          7,858,579
   American Growth                              8,426,205         12,330,367        (2,147,884)         18,608,688
   American Leveraged AllCap                    2,939,669          4,357,148        (2,003,646)          5,293,171

Fidelity Management & Research Co.:
   Asset Manager                                5,638,123          5,278,809        (1,415,438)          9,501,494
   Growth                                      16,477,099         23,941,147       (13,572,364)         26,845,882
   Overseas                                    12,237,937         23,905,882       (16,230,653)         19,913,166
   Money Market                                14,300,455         74,696,311       (70,584,514)         18,412,252
   Index 500                                   32,789,297         45,050,855        (7,772,652)         70,067,500

INVESCO Funds Group, Inc.:
   Total Return                                 2,812,500          5,585,718          (583,228)          7,814,990
   Industrial Income                            5,602,678          5,964,437        (1,403,809)         10,163,306
   High Yield                                   4,793,052         10,924,985        (6,965,272)          8,752,765
   Utilities                                    1,129,569            919,214          (321,354)          1,727,429
   Small Company Growth                             --               775,726          (101,145)            674,581

Van Eck Associates Corporation:
   Worldwide Balanced                             364,193             72,504          (436,697)               --
   Worldwide Hard Assets                          959,451          1,175,104          (616,746)          1,517,809
   Worldwide Bond                                   --               222,604           (20,751)            201,853
   Worldwide Emerging Markets                       --               771,909          (357,892)            414,017
   Worldwide Real Estate                            --                95,356           (19,046)             76,310

AIM Advisors, Inc.
   Capital Appreciation                             --             1,174,137           (88,926)          1,085,211
   Government Securities                            --             2,744,143          (183,288)          2,560,855
                                          ---------------       ------------     --------------       ------------

Total                                        $147,677,007       $265,263,487     ($140,182,598)       $272,757,896
                                          ===============       ============     ==============       ============

Aggregate proceeds from sales of investments for the year ended December 31, 1998 were $148,718,872.

--------------------------------------------------------------------------------
FirstLine                              164

                        Security Life Separate Account L1

NOTE D. OTHER POLICY DEDUCTIONS

The FirstLine and FirstLine products provide for certain deductions for sales and tax loads from premium payments received from the policyholders and for surrender charges and taxes from amounts paid to policyholders. Such deductions are taken before the purchase of divisional units or after the redemption of divisional units of the Separate Account. Such deductions are not included in the Separate Account financial statements.

NOTE E. POLICY LOANS

The FirstLine and FirstLine policies allow the policyholders to borrow against their policies by using them as collateral for a loan. At the time of borrowing against the policies, an amount equal to the loan amount is transferred from the Separate Account divisions to a Loan Division in the Company's General Account to secure the loan. As payments are made on the policy loan, amounts are transferred back from the Loan Division to the Separate Account divisions. Interest is credited to the balance in the Loan Division at a fixed rate. The Loan Division is not variable in nature and is not included in these Separate Account statements.

NOTE F. FEDERAL INCOME TAXES

The Separate Account is not taxed separately because the operations of the Separate Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. The Separate Account is not taxed as a "Regulated Investment Company" under subchapter "M" of the Internal Revenue Code.














--------------------------------------------------------------------------------
FirstLine                              165

                        Security Life Separate Account L1

NOTE G. SUMMARY OF CHANGES IN UNITS

The following schedule summarizes the changes in divisional units for the year ended December 31, 1998:


                                                                            (Decrease)
                                                                                for
                                         Outstanding        Increase        Withdrawals      Outstanding
                                         At Beginning     for Payments       and Other          At End
               Division                    of Year          Received        Deductions         of Year
-----------------------------------------------------------------------------------------------------------

Neuberger Berman Management Inc.:
   Limited Maturity Bond                 552,985.394      801,233.327     (108,659.600)    1,245,559.121
   Growth                                316,146.084      250,854.619     (119,514.327)      447,486.376
   Government Income                      75,811.559           58.537      (75,870.096)            --
   Partners                              626,285.721      455,096.290      (95,083.993)      986,298.018

Fred Alger Management, Inc.:
   American Small Capitalization         648,733.740      333,770.247     (143,811.569)      838,692.418
   American MidCap Growth                288,809.482      167,037.228      (53,314.238)      402,532.472
   American Growth                       569,990.309      442,313.190      (88,607.433)      923,696.066
   American Leveraged AllCap             148,542.639      102,168.282      (29,068.475)      221,642.446

Fidelity Management & Research Co.:
   Asset Manager                         410,906.106      270,972.780      (81,623.673)      600,255.213
   Growth                                983,842.388      614,542.294     (304,904.344)    1,293,480.338
   Overseas                              950,328.899      861,220.218     (381,889.210)    1,429,659.907
   Money Market                        1,303,059.881    5,059,561.984   (4,836,217.466)    1,526,404.399
   Index 500                           1,863,056.104    1,617,935.444     (265,001.029)    3,215,990.519

INVESCO Funds Group, Inc.:
   Total Return                          184,042.238      307,178.543      (40,663.565)      450,557.216
   Industrial Income                     297,553.033      216,644.366      (40,580.647)      473,616.752
   High Yield                            333,501.857      283,205.205     (129,848.414)      486,858.648
   Utilities                              78,118.685       41,701.114       (9,440.183)      110,379.616
   Small Company Growth                        --          71,535.065       (4,028.624)       67,506.441

Van Eck Associates Corporation:
   Worldwide Balanced                     32,139.282          190.627      (32,329.909)             --
   Worldwide Hard Assets                  77,046.773       68,491.375      (13,024.324)      132,513.824
   Worldwide Bond                              --          18,882.425         (226.108)       18,656.317
   Worldwide Emerging Markets                  --         105,064.405      (37,710.110)       67,354.295
   Worldwide Real Estate                       --           9,848.072       (1,082.840)        8,765.232

AIM Advisors, Inc.:
   Capital Appreciation                        --         108,895.839       (3,437.972)      105,457.867
   Government Securities                       --         261,432.015      (15,281.953)      246,150.062


--------------------------------------------------------------------------------
FirstLine                              166

                        Security Life Separate Account L1

NOTE G. SUMMARY OF CHANGES IN UNITS (CONTINUED)

The following schedule summarizes the changes in divisional units for the year ended December 31, 1997:


                                                                                (Decrease)
                                                                                    for
                                           Outstanding         Increase         Withdrawals      Outstanding
                                          At Beginning       for Payments        and Other          At End
                Division                     of Year           Received         Deductions         of Year
--------------------------------------------------------------------------------------------------------------

Neuberger Berman Management Inc.:
   Limited Maturity Bond                     218,725.891        334,572.082          (312.579)     552,985.394
   Growth                                    133,567.983        187,433.957        (4,855.856)     316,146.084
   Government Income                         142,773.403         30,012.660       (96,974.504)      75,811.559
   Partners                                  275,892.457        354,159.052        (3,765.788)     626,285.721

Fred Alger Management, Inc.:
   American Small Capitalization             297,073.322        368,659.345       (16,998.927)     648,733.740
   American MidCap Growth                    150,480.473        143,410.236        (5,081.227)     288,809.482
   American Growth                           282,175.287        292,019.948        (4,204.926)     569,990.309
   American Leveraged AllCap                  53,044.470         96,743.489        (1,245.320)     148,542.639

Fidelity Management & Research Co.:
   Asset Manager                             123,908.168        294,115.342        (7,117.404)     410,906.106
   Growth                                    470,285.667        522,440.765        (8,884.044)     983,842.388
   Overseas                                  367,948.109        589,863.772        (7,482.982)     950,328.899
   Money Market                              753,707.969      6,017,484.702    (5,468,132.790)   1,303,059.881
   Index 500                                 640,890.650      1,227,420.261        (5,254.807)   1,863,056.104

INVESCO Funds Group, Inc.:
   Total Return                               64,490.483        121,436.060        (1,884.305)     184,042.238
   Industrial Income                          87,035.356        212,619.908        (2,102.231)     297,553.033
   High Yield                                108,999.107        225,144.290          (641.540)     333,501.857
   Utilities                                  18,008.490         63,007.328        (2,897.133)      78,118.685

Van Eck Associates Corporation:
   Worldwide Balanced                         29,808.787          5,838.562        (3,508.067)      32,139.282
   Worldwide Hard Assets                      21,966.093         55,323.208          (242.528)      77,046.773





--------------------------------------------------------------------------------
FirstLine                              167

                        Security Life Separate Account L1

NOTE G. SUMMARY OF CHANGES IN UNITS (CONTINUED)

The following schedule summarizes the changes in divisional units for the year ended December 31, 1996:


                                                                               (Decrease)
                                                                                   for
                                           Outstanding        Increase         Withdrawals       Outstanding
                                          at Beginning       or Payments        and Other          at End
               Division                      of Year          Received         Deductions          of Year
--------------------------------------------------------------------------------------------------------------

Neuberger Berman Management Inc.:
   Limited Maturity Bond                     162,009.578        57,300.933          (584.620)      218,725.891
   Growth                                     60,162.107        74,132.806          (726.930)      133,567.983
   Government Income                          77,187.706        65,930.987          (345.290)      142,773.403
   Partners                                   73,535.288       203,456.199        (1,099.030)      275,892.457

Fred Alger Management, Inc.:
   American Small Capitalization              80,027.266       218,770.486        (1,724.430)      297,073.322
   American MidCap Growth                     19,692.860       131,814.883        (1,027.270)      150,480.473
   American Growth                            69,805.233       214,057.614        (1,687.560)      282,175.287
   American Leveraged AllCap                   2,494.731        51,210.999          (661.260)       53,044.470

Fidelity Management & Research Co.:
   Asset Manager                              11,627.088       112,576.840          (295.760)      123,908.168
   Growth                                    102,248.988       369,855.299        (1,818.620)      470,285.667
   Overseas                                   93,906.733       275,584.696        (1,543.320)      367,948.109
   Money Market                              178,653.159     3,174,656.740    (2,599,601.930)      753,707.969
   Index 500                                  91,903.027       551,031.963        (2,044.340)      640,890.650

INVESCO Funds Group, Inc.:
   Total Return                               12,602.664        52,659.359          (771.540)       64,490.483
   Industrial Income                          20,026.102        67,339.104          (329.850)       87,035.356
   High Yield                                 45,708.358        63,646.889          (356.140)      108,999.107
   Utilities                                   1,879.859        16,197.511           (68.880)       18,008.490

Van Eck Associates Corporation:
   Worldwide Balanced                          7,739.274        22,412.363          (342.850)       29,808.787
   Worldwide Hard Assets                       1,765.913        20,257.020           (56.840)       21,966.093





--------------------------------------------------------------------------------
FirstLine                              168

                        Security Life Separate Account L1

NOTE H. NET ASSETS

Net assets at December 31, 1998 consisted of the following:


                                                                               Accumulated          Net
                                                              Accumulated      Net Realized      Unrealized
                                                              Investment          Gains            Gains
                                             Principal          Income         (Losses) On       (Losses) On
               Division                     Transactions        (Loss)         Investments       Investments       Net Assets
------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Management Inc.:
   Limited Maturity Bond                   $  14,798,256     $    554,555    $    (18,215)     $     243,753     $  15,578,349
   Growth                                      7,028,181        1,750,191        (267,675)           515,463         9,026,160
   Government Income                           (197,709)          219,245         (21,536)                 -                 -
   Partners                                   19,164,868        2,232,497        1,173,430         (107,553)        22,463,242

Fred Alger Management, Inc.:
   American Small Capitalization              12,782,408        1,740,285          329,258           651,420        15,503,371
   American MidCap Growth                      6,729,922          570,025          558,634         1,361,626         9,220,207
   American Growth                            15,328,177        2,102,491        1,178,019         4,294,927        22,903,614
   American Leveraged AllCap                   4,597,430          102,339          593,403         1,508,157         6,801,329

Fidelity Management & Research Co.:
   Asset Manager                               8,511,070          928,642           61,784           735,783        10,237,279
   Growth                                     21,880,758        2,745,144        2,220,029         6,054,211        32,900,142
   Overseas                                   17,959,130        1,286,196          667,842           668,719        20,581,887
   Money Market                               16,762,206        1,650,046                -                 -        18,412,252
   Index 500                                  63,645,284        1,521,424        4,900,792        16,086,869        86,154,369

INVESCO Funds Group, Inc.:
   Total Return                                7,241,724          359,909          213,358           290,337         8,105,328
   Industrial Income                           8,730,383          941,544          491,379           689,699        10,853,005
   High Yield                                  7,183,287        1,366,993          202,483         (869,981)         7,882,782
   Utilities                                   1,554,382           45,485          127,560           313,533         2,040,960
   Small Company Growth                          682,064            (586)          (6,898)            74,098           748,678

Van Eck Associates Corporation:
   Worldwide Balanced                           (94,857)           49,411           45,446                 -                 -
   Worldwide Hard Assets                       1,509,491          144,822        (136,502)         (444,056)         1,073,755
   Worldwide Bond                                201,935            (212)              130             3,954           205,807
   Worldwide Emerging Markets                    517,189          (1,736)        (101,436)            47,139           461,156
   Worldwide Real Estate                          78,370            (225)          (1,836)              (28)            76,281

AIM Advisors, Inc.:
   Capital Appreciation                        1,064,475           24,052          (3,314)           119,223         1,204,436
   Government Securities                       2,493,145           59,796            7,914            34,862         2,595,717
                                            ------------      -----------      -----------       -----------      ------------
Total                                       $240,151,569      $20,392,333      $12,214,049       $32,272,155      $305,030,106
                                            ============      ===========      ===========       ===========      ============


--------------------------------------------------------------------------------
FirstLine                              169

                        Security Life Separate Account L1

NOTE I. YEAR 2000 (UNAUDITED)

The Company has initiated a program to prepare the Company's computer systems and applications for the year 2000. This program includes all systems utilized by the Company as well as the systems of other companies that interface with the Company. The Company has completed an assessment and is in the process of modifying portions of its software so that its computer systems will function properly with respect to dates in the year 2000 and thereafter. Accordingly, the Company does not expect the amounts required for this project to have a material effect on its financial position.

The project is estimated to be completed no later than June 1999, which is prior to any anticipated impact on its operating systems. The Company believes that with modifications to existing software, and conversions to new software, the Year 2000 will not pose significant operational problems for its computer software systems. However, if such modifications and conversions are not made, or are not completed in a timely manner, it could have a material impact on the operations of the Company.

The Company has initiated formal communications and interface testing plans with all of its suppliers and customers to determine the extent to which its interface systems are vulnerable to those third parties' failure to have their systems Year 2000 compatible and will act accordingly to prevent operational disruptions.












--------------------------------------------------------------------------------

FirstLine                              170

                                   APPENDIX A

                                 FACTORS FOR THE
                          CASH VALUE ACCUMULATION TEST
                           FOR A LIFE INSURANCE POLICY

                                 MALE NON-SMOKER

  Attained             Attained             Attained             Attained
     Age   Factor        Age     Factor       Age     Factor       Age    Factor

      0    12.574         25     6.095         50     2.671         75     1.396
      1    12.681         26     5.904         51     2.589         76     1.372
      2    12.341         27     5.717         52     2.509         77     1.349
      3    11.996         28     5.533         53     2.433         78     1.328
      4    11.655         29     5.354         54     2.360         79     1.307

      5    11.316         30     5.179         55     2.290         80     1.288
      6    10.979         31     5.008         56     2.223         81     1.270
      7    10.644         32     4.843         57     2.159         82     1.253
      8    10.311         33     4.682         58     2.097         83     1.236
      9     9.982         34     4.527         59     2.038         84     1.221

     10     9.660         35     4.376         60     1.982         85     1.207
     11     9.345         36     4.231         61     1.928         86     1.195
     12     9.041         37     4.091         62     1.877         87     1.183
     13     8.750         38     3.955         63     1.828         88     1.172
     14     8.476         39     3.825         64     1.781         89     1.161

     15     8.218         40     3.699         65     1.736         90     1.151
     16     7.973         41     3.577         66     1.694         91     1.141
     17     7.740         42     3.461         67     1.654         92     1.131
     18     7.517         43     3.348         68     1.615         93     1.120
     19     7.301         44     3.240         69     1.579         94     1.109

     20     7.091         45     3.136         70     1.544         95     1.097
     21     6.886         46     3.036         71     1.511         96     1.083
     22     6.684         47     2.939         72     1.480         97     1.069
     23     6.484         48     2.847         73     1.450         98     1.054
     24     6.288         49     2.757         74     1.422         99     1.040

                                                                   100     1.000

THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO THE ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.

--------------------------------------------------------------------------------

FirstLine                              171

                                 FACTORS FOR THE
                          CASH VALUE ACCUMULATION TEST
                           FOR A LIFE INSURANCE POLICY

                                   MALE SMOKER


   Attained            Attained             Attained             Attained
     Age   Factor        Age     Factor       Age     Factor       Age    Factor

      0    10.511         25     4.963         50     2.267         75     1.330
      1    10.508         26     4.811         51     2.205         76     1.312
      2    10.203         27     4.661         52     2.145         77     1.295
      3     9.897         28     4.515         53     2.088         78     1.280
      4     9.597         29     4.371         54     2.034         79     1.265

      5     9.301         30     4.231         55     1.982         80     1.251
      6     9.007         31     4.094         56     1.933         81     1.238
      7     8.718         32     3.962         57     1.886         82     1.225
      8     8.433         33     3.834         58     1.841         83     1.213
      9     8.153         34     3.710         59     1.798         84     1.202

     10     7.879         35     3.590         60     1.757         85     1.191
     11     7.613         36     3.475         61     1.717         86     1.182
     12     7.356         37     3.363         62     1.680         87     1.173
     13     7.109         38     3.256         63     1.644         88     1.164
     14     6.876         39     3.153         64     1.610         89     1.155

     15     6.654         40     3.054         65     1.577         90     1.147
     16     6.456         41     2.959         66     1.547         91     1.138
     17     6.269         42     2.869         67     1.518         92     1.129
     18     6.091         43     2.782         68     1.490         93     1.120
     19     5.919         44     2.698         69     1.464         94     1.109

     20     5.752         45     2.619         70     1.438         95     1.097
     21     5.590         46     2.542         71     1.414         96     1.083
     22     5.430         47     2.469         72     1.391         97     1.069
     23     5.272         48     2.399         73     1.369         98     1.054
     24     5.117         49     2.331         74     1.349         99     1.040

                                                                   100     1.000

THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO THE ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.

--------------------------------------------------------------------------------

FirstLine                              172

                                 FACTORS FOR THE
                          CASH VALUE ACCUMULATION TEST
                           FOR A LIFE INSURANCE POLICY

                                FEMALE NON-SMOKER


  Attained             Attained             Attained             Attained
     Age   Factor        Age     Factor       Age     Factor       Age    Factor

      0    14.687         25     6.861         50     3.013         75     1.493
      1    14.680         26     6.638         51     2.920         76     1.461
      2    14.279         27     6.421         52     2.831         77     1.430
      3    13.873         28     6.211         53     2.745         78     1.401
      4    13.471         29     6.007         54     2.662         79     1.373

      5    13.073         30     5.809         55     2.583         80     1.347
      6    12.682         31     5.618         56     2.507         81     1.322
      7    12.294         32     5.432         57     2.433         82     1.299
      8    11.915         33     5.252         58     2.362         83     1.278
      9    11.541         34     5.078         59     2.293         84     1.257

     10    11.175         35     4.910         60     2.226         85     1.239
     11    10.817         36     4.747         61     2.162         86     1.221
     12    10.469         37     4.590         62     2.100         87     1.205
     13    10.132         38     4.439         63     2.040         88     1.190
     14     9.807         39     4.294         64     1.983         89     1.176

     15     9.494         40     4.154         65     1.928         90     1.163
     16     9.192         41     4.019         66     1.876         91     1.150
     17     8.899         42     3.890         67     1.826         92     1.137
     18     8.617         43     3.765         68     1.778         93     1.125
     19     8.344         44     3.645         69     1.732         94     1.112

     20     8.078         45     3.530         70     1.688         95     1.098
     21     7.821         46     3.419         71     1.645         96     1.084
     22     7.571         47     3.312         72     1.604         97     1.069
     23     7.327         48     3.208         73     1.565         98     1.054
     24     7.091         49     3.109         74     1.528         99     1.040

                                                                   100     1.000

THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO THE ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.

--------------------------------------------------------------------------------

FirstLine                              173

                                 FACTORS FOR THE
                          CASH VALUE ACCUMULATION TEST
                           FOR A LIFE INSURANCE POLICY

                                  FEMALE SMOKER


  Attained             Attained             Attained             Attained
     Age   Factor        Age     Factor       Age     Factor       Age    Factor

      0    13.162         25     6.032         50     2.728         75     1.451
      1    13.099         26     5.836         51     2.651         76     1.423
      2    12.723         27     5.647         52     2.578         77     1.396
      3    12.346         28     5.463         53     2.507         78     1.371
      4    11.974         29     5.285         54     2.438         79     1.347

      5    11.608         30     5.113         55     2.373         80     1.325
      6    11.248         31     4.946         56     2.310         81     1.303
      7    10.894         32     4.785         57     2.249         82     1.283
      8    10.547         33     4.629         58     2.190         83     1.263
      9    10.207         34     4.478         59     2.132         84     1.246

     10     9.874         35     4.332         60     2.076         85     1.229
     11     9.550         36     4.192         61     2.022         86     1.214
     12     9.234         37     4.056         62     1.969         87     1.199
     13     8.930         38     3.926         63     1.919         88     1.186
     14     8.636         39     3.801         64     1.870         89     1.173

     15     8.352         40     3.682         65     1.824         90     1.161
     16     8.085         41     3.568         66     1.780         91     1.149
     17     7.826         42     3.459         67     1.738         92     1.137
     18     7.577         43     3.354         68     1.697         93     1.125
     19     7.336         44     3.254         69     1.658         94     1.112

     20     7.102         45     3.158         70     1.620         95     1.098
     21     6.876         46     3.065         71     1.583         96     1.084
     22     6.655         47     2.976         72     1.547         97     1.069
     23     6.441         48     2.890         73     1.513         98     1.054
     24     6.234         49     2.808         74     1.481         99     1.040

                                                                   100     1.000

THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO THE ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.

--------------------------------------------------------------------------------

FirstLine                              174

                                 FACTORS FOR THE
                          CASH VALUE ACCUMULATION TEST
                           FOR A LIFE INSURANCE POLICY

                               UNISEX 1 NON-SMOKER


  Attained             Attained             Attained             Attained
     Age   Factor        Age     Factor       Age     Factor       Age    Factor

      0    12.574         25     6.095         50     2.671         75     1.396
      1    12.681         26     5.904         51     2.589         76     1.372
      2    12.341         27     5.717         52     2.509         77     1.349
      3    11.996         28     5.533         53     2.433         78     1.328
      4    11.655         29     5.354         54     2.360         79     1.307

      5    11.316         30     5.179         55     2.290         80     1.288
      6    10.979         31     5.008         56     2.223         81     1.270
      7    10.644         32     4.843         57     2.159         82     1.253
      8    10.311         33     4.682         58     2.097         83     1.236
      9     9.982         34     4.527         59     2.038         84     1.221

     10     9.660         35     4.376         60     1.982         85     1.207
     11     9.345         36     4.231         61     1.928         86     1.195
     12     9.041         37     4.091         62     1.877         87     1.183
     13     8.750         38     3.955         63     1.828         88     1.172
     14     8.476         39     3.825         64     1.781         89     1.161

     15     8.218         40     3.699         65     1.736         90     1.151
     16     7.973         41     3.577         66     1.694         91     1.141
     17     7.740         42     3.461         67     1.654         92     1.131
     18     7.517         43     3.348         68     1.615         93     1.120
     19     7.301         44     3.240         69     1.579         94     1.109

     20     7.091         45     3.136         70     1.544         95     1.097
     21     6.886         46     3.036         71     1.511         96     1.083
     22     6.684         47     2.939         72     1.480         97     1.069
     23     6.484         48     2.847         73     1.450         98     1.054
     24     6.288         49     2.757         74     1.422         99     1.040

                                                                   100     1.000

THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO THE ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.

--------------------------------------------------------------------------------

FirstLine                              175

                                 FACTORS FOR THE
                          CASH VALUE ACCUMULATION TEST
                           FOR A LIFE INSURANCE POLICY

                                 UNISEX 1 SMOKER


  Attained             Attained             Attained             Attained
     Age   Factor        Age     Factor       Age     Factor       Age    Factor

      0    10.511         25     4.963         50     2.267         75     1.330
      1    10.508         26     4.811         51     2.205         76     1.312
      2    10.203         27     4.661         52     2.145         77     1.295
      3     9.897         28     4.515         53     2.088         78     1.280
      4     9.597         29     4.371         54     2.034         79     1.265

      5     9.301         30     4.231         55     1.982         80     1.251
      6     9.007         31     4.094         56     1.933         81     1.238
      7     8.718         32     3.962         57     1.886         82     1.225
      8     8.433         33     3.834         58     1.841         83     1.213
      9     8.153         34     3.710         59     1.798         84     1.202

     10     7.879         35     3.590         60     1.757         85     1.191
     11     7.613         36     3.475         61     1.717         86     1.182
     12     7.356         37     3.363         62     1.680         87     1.173
     13     7.109         38     3.256         63     1.644         88     1.164
     14     6.876         39     3.153         64     1.610         89     1.155

     15     6.654         40     3.054         65     1.577         90     1.147
     16     6.456         41     2.959         66     1.547         91     1.138
     17     6.269         42     2.869         67     1.518         92     1.129
     18     6.091         43     2.782         68     1.490         93     1.120
     19     5.919         44     2.698         69     1.464         94     1.109

     20     5.752         45     2.619         70     1.438         95     1.097
     21     5.590         46     2.542         71     1.414         96     1.083
     22     5.430         47     2.469         72     1.391         97     1.069
     23     5.272         48     2.399         73     1.369         98     1.054
     24     5.117         49     2.331         74     1.349         99     1.040

                                                                   100     1.000

THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO THE ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.

--------------------------------------------------------------------------------

FirstLine                              176

                                 FACTORS FOR THE
                          CASH VALUE ACCUMULATION TEST
                           FOR A LIFE INSURANCE POLICY

                               UNISEX 2 NON-SMOKER


  Attained             Attained             Attained             Attained
     Age   Factor        Age     Factor       Age     Factor       Age    Factor

      0    12.943         25     6.234         50     2.733         75     1.418
      1    13.032         26     6.037         51     2.649         76     1.392
      2    12.683         27     5.845         52     2.568         77     1.368
      3    12.327         28     5.657         53     2.490         78     1.345
      4    11.975         29     5.473         54     2.415         79     1.323

      5    11.626         30     5.294         55     2.343         80     1.303
      6    11.278         31     5.120         56     2.275         81     1.283
      7    10.934         32     4.950         57     2.209         82     1.265
      8    10.593         33     4.786         58     2.146         83     1.247
      9    10.256         34     4.627         59     2.085         84     1.231

     10     9.926         35     4.474         60     2.027         85     1.216
     11     9.604         36     4.325         61     1.972         86     1.202
     12     9.292         37     4.182         62     1.918         87     1.190
     13     8.994         38     4.043         63     1.868         88     1.178
     14     8.710         39     3.910         64     1.819         89     1.166

     15     8.443         40     3.782         65     1.773         90     1.155
     16     8.188         41     3.658         66     1.729         91     1.144
     17     7.945         42     3.539         67     1.687         92     1.133
     18     7.712         43     3.424         68     1.647         93     1.122
     19     7.487         44     3.314         69     1.609         94     1.110

     20     7.267         45     3.208         70     1.573         95     1.097
     21     7.053         46     3.106         71     1.538         96     1.084
     22     6.843         47     3.007         72     1.506         97     1.069
     23     6.637         48     2.912         73     1.475         98     1.054
     24     6.433         49     2.821         74     1.445         99     1.040

                                                                   100     1.000

THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO THE ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.

--------------------------------------------------------------------------------

FirstLine                              177

                                 FACTORS FOR THE
                          CASH VALUE ACCUMULATION TEST
                           FOR A LIFE INSURANCE POLICY

                                 UNISEX 2 SMOKER


  Attained             Attained             Attained             Attained
     Age   Factor        Age     Factor       Age     Factor       Age    Factor

      0    10.942         25     5.143         50     2.347         75     1.361
      1    10.931         26     4.984         51     2.282         76     1.341
      2    10.616         27     4.828         52     2.221         77     1.323
      3    10.298         28     4.675         53     2.162         78     1.306
      4     9.985         29     4.526         54     2.105         79     1.289

      5     9.677         30     4.380         55     2.052         80     1.274
      6     9.373         31     4.239         56     2.000         81     1.259
      7     9.072         32     4.102         57     1.951         82     1.244
      8     8.777         33     3.969         58     1.904         83     1.230
      9     8.487         34     3.841         59     1.859         84     1.217

     10     8.203         35     3.717         60     1.816         85     1.205
     11     7.927         36     3.597         61     1.774         86     1.194
     12     7.660         37     3.481         62     1.735         87     1.183
     13     7.405         38     3.371         63     1.697         88     1.173
     14     7.161         39     3.264         64     1.660         89     1.163

     15     6.930         40     3.162         65     1.626         90     1.153
     16     6.721         41     3.064         66     1.594         91     1.143
     17     6.523         42     2.970         67     1.563         92     1.133
     18     6.334         43     2.880         68     1.534         93     1.122
     19     6.152         44     2.794         69     1.505         94     1.110

     20     5.975         45     2.711         70     1.478         95     1.097
     21     5.803         46     2.632         71     1.452         96     1.084
     22     5.634         47     2.556         72     1.427         97     1.069
     23     5.468         48     2.484         73     1.404         98     1.054
     24     5.305         49     2.414         74     1.382         99     1.040

                                                                   100     1.000

THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO THE ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.

--------------------------------------------------------------------------------

FirstLine                              178

                                   APPENDIX B

                                 FACTORS FOR THE
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST
                           FOR A LIFE INSURANCE POLICY


  Attained             Attained             Attained             Attained
     Age   Factor        Age     Factor       Age     Factor       Age    Factor

      0      2.50         25      2.50         50      1.85         75      1.05
      1      2.50         26      2.50         51      1.78         76      1.05
      2      2.50         27      2.50         52      1.71         77      1.05
      3      2.50         28      2.50         53      1.64         78      1.05
      4      2.50         29      2.50         54      1.57         79      1.05

      5      2.50         30      2.50         55      1.50         80      1.05
      6      2.50         31      2.50         56      1.46         81      1.05
      7      2.50         32      2.50         57      1.42         82      1.05
      8      2.50         33      2.50         58      1.38         83      1.05
      9      2.50         34      2.50         59      1.34         84      1.05

     10      2.50         35      2.50         60      1.30         85      1.05
     11      2.50         36      2.50         61      1.28         86      1.05
     12      2.50         37      2.50         62      1.26         87      1.05
     13      2.50         38      2.50         63      1.24         88      1.05
     14      2.50         39      2.50         64      1.22         89      1.05

     15      2.50         40      2.50         65      1.20         90      1.05
     16      2.50         41      2.43         66      1.19         91      1.04
     17      2.50         42      2.36         67      1.18         92      1.03
     18      2.50         43      2.29         68      1.17         93      1.02
     19      2.50         44      2.22         69      1.16         94      1.01

     20      2.50         45      2.15         70      1.15         95      1.00
     21      2.50         46      2.09         71      1.13         96      1.00
     22      2.50         47      2.03         72      1.11         97      1.00
     23      2.50         48      1.97         73      1.09         98      1.00
     24      2.50         49      1.91         74      1.07         99      1.00

     100     1.00



THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO THE ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.

--------------------------------------------------------------------------------

FirstLine                              179

                                   APPENDIX C

PERFORMANCE INFORMATION

POLICY PERFORMANCE

The following hypothetical illustrations demonstrate how the actual investment experience of each division of the variable account affects the cash surrender value, account value and death benefit of a policy. These hypothetical illustrations are based on the actual historical return of each portfolio as if a policy had been issued on the date indicated. Each portfolio's annual total return is based on the total return calculated for each fiscal year. These annual total return figures reflect the net portfolio's management fees after any voluntary waiver and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions, which if reflected, would result in lower total return figures than those shown.

The illustrations are based on the payment of a $9,745 annual premium, paid at the beginning of each year, for a hypothetical policy with a $500,000 target death benefit, the cash value accumulation test, death benefit option 1, issued to a non-smoker male, age 45. In each case, it is assumed that all premiums are allocated to the division illustrated for the period shown. The benefits are calculated for a specific date. The amount and timing of premium payments and the use of other policy features, such as policy loans, would affect individual policy benefits.

The amounts shown for the cash surrender values, account values and death benefits take into account the charges against premiums, current cost of insurance and monthly deductions, the daily charge against the variable account for mortality and expense risks, and each portfolio's charges and expenses. SEE CHARGES, DEDUCTIONS AND REFUNDS, PAGE 47. This prospectus also contains illustrations based on assumed rates of return. SEE ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS, PAGE 62.


--------------------------------------------------------------------------------

FirstLine                              180

                           HYPOTHETICAL ILLUSTRATIONS
                                 GROUP SPONSORED

Non-smoker Male Age 45                              Cash Value Accumulation Test
Standard Risk Class                                 Death Benefit Option 1
Stated Death Benefit $50,000                        Annual Premium $9,745

--------------------------------------------------------------------------------



AIM V.I. CAPITAL APPRECIATION FUND
     Year         Annual Total     Cash Surrender     Account         Death
    Ended:          Return*            Value           Value         Benefit
   12/31/94           2.50%              8,167          8,717        500,000
   12/31/95          35.69%             22,629         23,179        500,000
   12/31/96          17.58%             36,133         36,683        500,000
   12/31/97          13.51%             50,021         50,571        500,000
   12/31/98          19.30%             68,906         69,456        500,000

AIM V.I. GOVERNMENT SECURITIES FUND
     Year         Annual Total     Cash Surrender     Account         Death
    Ended:          Return*            Value           Value         Benefit
   12/31/94          (3.73)%             7,620          8,170        500,000
   12/31/95          15.56%             18,517         19,067        500,000
   12/31/96           2.29%             27,157         27,707        500,000
   12/31/97           8.16%             38,019         38,569        500,000
   12/31/98           7.66%             49,308         49,858        500,000

ALGER AMERICAN GROWTH PORTFOLIO
     Year         Annual Total     Cash Surrender     Account         Death
    Ended:          Return*            Value           Value         Benefit
   12/31/90           4.14%              8,311          8,861        500,000
   12/31/91          40.39%             23,643         24,193        500,000
   12/31/92          12.38%             35,621         36,171        500,000
   12/31/93          22.47%             53,423         53,973        500,000
   12/31/94           1.45%             61,863         62,413        500,000
   12/31/95          36.37%             94,868         95,418        500,000
   12/31/96          13.35%            115,642        116,192        500,000
   12/31/97          25.75%            154,300        154,781        500,000
   12/31/98          48.07%            238,480        238,892        500,000

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
     Year         Annual Total     Cash Surrender     Account         Death
    Ended:          Return*            Value           Value         Benefit
   12/31/96          12.04%              9,004          9,554        500,000
   12/31/97          19.68%             20,846         21,396        500,000
   12/31/98          57.83%             46,050         46,600        500,000

The assumptions underlying these values are described in Performance Information, page 180.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

--------------------------------------------------------------------------------

FirstLine                              181

                                 GROUP SPONSORED

Non-smoker Male Age 45                              Cash Value Accumulation Test
Standard Risk Class                                 Death Benefit Option 1
Stated Death Benefit $50,000                        Annual Premium $9,745

--------------------------------------------------------------------------------



ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
     Year         Annual Total     Cash Surrender     Account         Death
    Ended:          Return*            Value           Value         Benefit
   12/31/94          (1.54)%             7,812          8,362        500,000
   12/31/95          44.45%             23,641         24,191        500,000
   12/31/96          11.90%             35,462         36,012        500,000
   12/31/97          15.01%             49,931         50,481        500,000
   12/31/98          30.30%             75,236         75,786        500,000

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
     Year         Annual Total     Cash Surrender     Account         Death
    Ended:          Return*            Value           Value         Benefit
   12/31/89          64.48%             13,617         14,167        500,000
   12/31/90           8.71%             23,816         24,366        500,000
   12/31/91          57.54%             50,588         51,138        500,000
   12/31/92           3.55%             60,350         60,900        500,000
   12/31/93          13.28%             76,950         77,500        500,000
   12/31/94          (4.38)%            80,492         81,042        500,000
   12/31/95          44.31%            126,988        127,538        500,000
   12/31/96           4.18%            139,362        139,843        500,000
   12/31/97          11.39%            162,690        163,103        500,000
   12/31/98          15.53%            195,441        195,784        500,000

FIDELITY VIP GROWTH PORTFOLIO
     Year         Annual Total     Cash Surrender     Account         Death
    Ended:          Return*            Value           Value         Benefit
   12/31/89          31.51%             10,715         11,265        500,000
   12/31/90         (11.73)%            16,644         17,194        500,000
   12/31/91          45.51%             36,336         36,886        500,000
   12/31/92           9.32%             48,359         48,909        500,000
   12/31/93          19.37%             66,984         67,534        500,000
   12/31/94          (0.02)%            74,352         74,902        500,000
   12/31/95          35.36%            110,820        111,370        500,000
   12/31/96          14.71%            135,188        135,669        500,000
   12/31/97          23.48%            175,352        175,764        500,000
   12/31/98          39.49%            253,630        253,974        500,000

The assumptions underlying these values are described in Performance Information, page 180.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

--------------------------------------------------------------------------------

FirstLine                              182

                                 GROUP SPONSORED

Non-smoker Male Age 45                              Cash Value Accumulation Test
Standard Risk Class                                 Death Benefit Option 1
Stated Death Benefit $50,000                        Annual Premium $9,745

--------------------------------------------------------------------------------



FIDELITY VIP MONEY MARKET PORTFOLIO
     Year         Annual Total     Cash Surrender     Account         Death
    Ended           Return *           Value           Value         Benefit
   12/31/89           9.12%              8,747          9,297        500,000
   12/31/90           8.04%             18,460         19,010        500,000
   12/31/91           6.09%             28,140         28,690        500,000
   12/31/92           3.90%             37,496         38,046        500,000
   12/31/93           3.23%             46,705         47,255        500,000
   12/31/94           4.25%             56,659         57,209        500,000
   12/31/95           5.87%             67,911         68,461        500,000
   12/31/96           5.41%             79,366         79,847        500,000
   12/31/97           5.51%             91,348         91,761        500,000
   12/31/98           5.46%            103,739        104,083        500,000

FIDELITY VIP OVERSEAS PORTFOLIO
     Year         Annual Total     Cash Surrender     Account         Death
    Ended:          Return*            Value           Value         Benefit
   12/31/89          26.28%             10,255         10,805        500,000
   12/31/90          (1.67)%            18,190         18,740        500,000
   12/31/91           8.00%             28,375         28,925        500,000
   12/31/92         (10.72)%            32,298         32,848        500,000
   12/31/93          37.35%             55,409         55,959        500,000
   12/31/94           1.72%             64,017         64,567        500,000
   12/31/95           9.74%             78,422         78,972        500,000
   12/31/96          13.15%             97,043         97,524        500,000
   12/31/97          11.56%            116,176        116,589        500,000
   12/31/98          12.81%            138,802        139,146        500,000

FIDELITY VIP II ASSET MANAGER PORTFOLIO
     Year         Annual Total     Cash Surrender     Account         Death
    Ended           Return *           Value           Value         Benefit
   12/31/90           6.72%              8,537          9,087        500,000
   12/31/91          22.56%             20,803         21,353        500,000
   12/31/92          11.71%             32,266         32,816        500,000
   12/31/93          21.23%             48,851         49,401        500,000
   12/31/94          (6.09)%            52,948         53,498        500,000
   12/31/95          16.96%             70,909         71,459        500,000
   12/31/96          14.60%             89,757         90,307        500,000
   12/31/97          20.65%            117,081        117,562        500,000
   12/31/98          15.05%            142,677        143,090        500,000
The assumptions underlying these values are described in Performance Information, page 180.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

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                                 GROUP SPONSORED

Non-smoker Male Age 45                              Cash Value Accumulation Test
Standard Risk Class                                 Death Benefit Option 1
Stated Death Benefit $50,000                        Annual Premium $9,745

--------------------------------------------------------------------------------



FIDELITY VIP II INDEX 500 PORTFOLIO
     Year         Annual Total     Cash Surrender     Account         Death
    Ended           Return *           Value           Value         Benefit
   12/31/93           9.74%              8,802          9,352        500,000
   12/31/94           1.04%             17,263         17,813        500,000
   12/31/95          37.19%             35,042         35,592        500,000
   12/31/96          22.82%             52,875         53,425        500,000
   12/31/97          32.82%             80,577         81,127        500,000
   12/31/98          28.31%            112,951        113,501        500,000

INVESCO VIF-EQUITY INCOME FUND (formerly VIF-Industrial Income Portfolio)
     Year         Annual Total     Cash Surrender     Account         Death
    Ended:          Return*            Value           Value         Benefit
   12/31/95          29.25%             10,516         11,066        500,000
   12/31/96          22.28%             23,146         23,696        500,000
   12/31/97          28.17%             40,129         40,679        500,000
   12/31/98          15.30%             55,379         55,929        500,000

INVESCO VIF-HIGH YIELD FUND
     Year         Annual Total     Cash Surrender     Account         Death
    Ended:          Return*            Value           Value         Benefit
   12/31/95          19.76%              9,682         10,232        500,000
   12/31/96          16.59%             21,067         21,617        500,000
   12/31/97          17.33%             34,243         34,793        500,000
   12/31/98           1.42%             42,699         43,249        500,000

INVESCO VIF-SMALL COMPANY GROWTH FUND
     Year         Annual Total     Cash Surrender     Account         Death
    Ended:          Return*            Value           Value         Benefit
   12/31/98          16.38%              9,385          9,935        500,000

INVESCO VIF-TOTAL RETURN FUND
     Year         Annual Total     Cash Surrender     Account         Death
    Ended           Return *           Value           Value         Benefit
   12/31/95          22.79%              9,948         10,498        500,000
   12/31/96          12.18%             20,533         21,083        500,000
   12/31/97          22.91%             35,267         35,817        500,000
   12/31/98           9.56%             47,310         47,860        500,000

The assumptions underlying these values are described in Performance Information, page 180.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

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FirstLine                              184

                                 GROUP SPONSORED

Non-smoker Male Age 45                              Cash Value Accumulation Test
Standard Risk Class                                 Death Benefit Option 1
Stated Death Benefit $50,000                        Annual Premium $9,745

--------------------------------------------------------------------------------



INVESCO VIF-UTILITIES FUND
     Year         Annual Total     Cash Surrender     Account         Death
    Ended:          Return*            Value           Value         Benefit
   12/31/95           9.08%              8,744          9,294        500,000
   12/31/96          12.76%             19,301         19,851        500,000
   12/31/97          23.41%             33,912         34,462        500,000
   12/31/98          25.48%             52,639         53,189        500,000

NEUBERGER BERMAN GROWTH PORTFOLIO
     Year         Annual Total     Cash Surrender     Account         Death
    Ended:          Return*            Value           Value         Benefit
   12/31/89          29.47%             10,535         11,085        500,000
   12/31/90          (8.19)%            17,183         17,733        500,000
   12/31/91          29.73%             32,981         33,531        500,000
   12/31/92           9.54%             44,825         45,375        500,000
   12/31/93           6.79%             56,089         56,639        500,000
   12/31/94          (4.99)%            60,369         60,919        500,000
   12/31/95          31.73%             89,592         90,142        500,000
   12/31/96           9.14%            105,637        106,118        500,000
   12/31/97          29.01%            145,487        145,900        500,000
   12/31/98          15.53%            175,740        176,084        500,000

NEUBERGER BERMAN LIMITED MATURITY BOND PORTFOLIO
     Year         Annual Total     Cash Surrender     Account         Death
    Ended:          Return*            Value           Value         Benefit
   12/31/89          10.77%              8,892          9,442        500,000
   12/31/90           8.32%             18,666         19,216        500,000
   12/31/91          11.34%             29,804         30,354        500,000
   12/31/92           5.18%             39,700         40,250        500,000
   12/31/93           6.63%             50,599         51,149        500,000
   12/31/94          (0.15)%            58,072         58,622        500,000
   12/31/95          10.94%             72,765         73,315        500,000
   12/31/96           4.31%             83,540         84,021        500,000
   12/31/97           6.74%             96,837         97,250        500,000
   12/31/98           4.39%            108,357        108,701        500,000

NEUBERGER BERMAN PARTNERS PORTFOLIO
     Year         Annual Total     Cash Surrender     Account         Death
    Ended:          Return*            Value           Value         Benefit
   12/31/95          36.47%             11,151         11,701        500,000
   12/31/96          29.57%             25,392         25,942        500,000
   12/31/97          31.25%             44,030         44,580        500,000
   12/31/98           4.21%             53,983         54,533        500,000
The assumptions underlying these values are described in Performance Information, page 180.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

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FirstLine                              185

                                 GROUP SPONSORED
Non-smoker Male Age 45                              Cash Value Accumulation Test
Standard Risk Class                                 Death Benefit Option 1
Stated Death Benefit $50,000                        Annual Premium $9,745

--------------------------------------------------------------------------------

VAN ECK WORLDWIDE BOND FUND
     Year         Annual Total     Cash Surrender     Account         Death
    Ended:          Return*            Value           Value         Benefit
   12/31/90          11.25%              8,934          9,484        500,000
   12/31/91          18.39%             20,531         21,081        500,000
   12/31/92          (5.25)%            26,973         27,523        500,000
   12/31/93           7.79%             37,690         38,240        500,000
   12/31/94          (1.32)%            44,794         45,344        500,000
   12/31/95          17.30%             61,657         62,207        500,000
   12/31/96           2.53%             70,808         71,358        500,000
   12/31/97           2.38%             79,993         80,474        500,000
   12/31/98          12.75%             98,383         98,796        500,000

VAN ECK WORLDWIDE EMERGING MARKETS FUND
     Year         Annual Total     Cash Surrender     Account         Death
    Ended:          Return*            Value           Value         Benefit
   12/31/96          26.82%             10,302         10,852        500,000
   12/31/97         (11.61)%            16,307         16,857        500,000
   12/31/98         (34.15)%            15,726         16,276        500,000

VAN ECK WORLDWIDE HARD ASSETS FUND
     Year         Annual Total     Cash Surrender     Account         Death
    Ended:          Return*            Value           Value         Benefit
   12/31/91          (2.93)%             7,691          8,241        500,000
   12/31/92          (4.09)%            15,289         15,839        500,000
   12/31/93          64.83%             39,082         39,632        500,000
   12/31/94          (4.78)%            44,589         45,139        500,000
   12/31/95          10.99%             58,074         58,624        500,000
   12/31/96          18.04%             77,558         78,108        500,000
   12/31/97          (1.67)%            83,338         83,888        500,000
   12/31/98         (30.93)%            62,224         62,705        500,000

VAN ECK WORLDWIDE REAL ESTATE FUND
     Year         Annual Total     Cash Surrender     Account         Death
    Ended:          Return*            Value           Value         Benefit
   12/31/98         (11.35)%             6,953          7,503        500,000

 The assumptions underlying these values are described in Performance Information, page 180.

*These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

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FirstLine                              186

                                   Prospectus

                      FIRSTLINE II VARIABLE UNIVERSAL LIFE
           A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                                    issued by

                    SECURITY LIFE OF DENVER INSURANCE COMPANY
                                       AND
                        SECURITY LIFE SEPARATE ACCOUNT L1



Consider carefully the policy charges, deductions, and refunds beginning on page 46 in this prospectus.


You should read this prospectus and keep it for future reference. A prospectus for each underlying fund portfolio must accompany and should be read together with this prospectus.


This policy is not available in all jurisdictions. This policy is not offered in any jurisdiction where this type of offering is not legal. Depending on the state where it is issued, policy features may vary. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.


Replacing your existing life insurance policy(ies) with this policy may not be beneficial to you.


Your Policy
     o   is a flexible premium variable universal life insurance policy;
     o   is issued by Security Life of Denver Insurance Company;
     o is guaranteed not to lapse during the first three policy years if you meet certain requirements; and
     o is returnable by you during the free look period or right to examine policy period if you are not satisfied.

YOUR POLICY PREMIUM PAYMENTS
     o   are flexible, so the premium amount and frequency may vary;
     o are allocated to variable investment divisions and the guaranteed interest division, based on your instructions;
     o are invested in shares of the underlying investment portfolios under each variable division; and
     o can be invested in up to eighteen investment options over the policy's lifetime.

YOUR ACCOUNT VALUE
     o is the sum of your holdings in the variable divisions, the guaranteed interest division and the loan division;
     o has no guaranteed minimum cash value under the variable divisions. The value varies with the value of the matching investment portfolio;
     o has a minimum guaranteed rate of return if you have an amount in the guaranteed interest division; and
     o is subject to various expenses and charges, including possible surrender charges.

DEATH PROCEEDS
     o   are paid if the policy is still in force when the insured person dies;
     o are equal to the death benefit minus outstanding policy loans, accrued loan interest and unpaid charges incurred before the insured person dies;
     o   are calculated under your choice of options;
         * Option 1- a fixed minimum death benefit
         * Option 2- a stated death benefit plus your account value; and
     o are generally not federally income taxed if your policy continues to meet the federal income tax definition of life insurance.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                         DATE OF PROSPECTUS MAY 1, 1999

Form V-62-99

ISSUED BY: Security Life of Denver   UNDERWRITTEN BY: ING America Equities, Inc.
               Insurance Company                      1290 Broadway
           Security Life Center                       Denver, CO 80203-5699
           1290 Broadway                              (303) 860-2000
           Denver, CO 80203-5699
           (800) 525-9852


THROUGH ITS:      Security Life Separate Account L1


ADMINISTERED BY:  Customer Service Center
                  P.O. Box 173888
                  Denver, CO 80217-3888
                  (800) 848-6362

MASSACHUSETTS:    Unisex Policies described in this prospectus will provide
                  policy values that do not differentiate on the basis of sex.

                  In addition, all unisex policies offered by this prospectus to insure residents of Massachusetts will have premiums and benefits which are based on actuarial tables that do not differentiate on the basis of sex.

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FirstLine II                            2

TABLE OF CONTENTS


POLICY SUMMARY.................................................................8
         Your Policy...........................................................8
         Free Look Period or Right to Examine Policy Period....................8
         Your Policy Premiums..................................................8
                  Allocation of Net Premiums...................................8
         Variable Divisions....................................................8
         Policy Values.........................................................9
                  Your Account Value in the Variable Divisions.................9
         Transfers of Account Value...........................................10
         Special Policy Features..............................................10
                  Additional Benefits.........................................10
                  Dollar Cost Averaging.......................................10
                  Automatic Rebalancing.......................................10
                  Loans    ...................................................10
                  Partial Withdrawals.........................................10
                  Persistency Refund..........................................10
         Policy Modification, Termination and Continuation Features...........10
                  Right to Exchange Policy....................................10
                  Surrender...................................................10
                  Lapse    ...................................................11
                  Reinstatement...............................................11
                  Continuation of Coverage....................................11
         Death Benefits.......................................................11
         Charges and Deductions...............................................11
                  Deductions from Premium.....................................11
                  Deductions from the Variable Divisions......................12
                  Monthly Deductions from Your Account Value..................12
                  Policy Transaction Fees.....................................12
                  Surrender Charges...........................................12
         Tax Considerations...................................................12

INFORMATION ABOUT SECURITY LIFE, THE VARIABLE ACCOUNT, THE INVESTMENT OPTIONS
         AND THE GUARANTEED INTEREST DIVISION.................................13
         Security Life of Denver Insurance Company............................13
         Year 2000 Preparedness...............................................13
         Security Life Separate Account L1....................................14
                  Variable Account Structure..................................14
                  Order of Variable Account Liabilities.......................14
                  Variable Divisions..........................................14
                  Investment Portfolios.......................................14
         Objectives of the Investment Portfolios..............................15
         The Guaranteed Interest Division.....................................19
         Maximum Number of Investment Divisions...............................20

DETAILED INFORMATION ABOUT THE FIRSTLINE II VARIABLE UNIVERSAL LIFE POLICY....20
         Applying for a Policy................................................20
                  Policy Issuance.............................................20
                  Definition of Life Insurance Choice.........................20
         Temporary Insurance..................................................20
         Premiums ............................................................21
                  Scheduled Premiums..........................................21
                  Unscheduled Premium Payments................................21

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FirstLine II                            3

                  Minimum Annual Premium......................................22
                  Special Continuation Period.................................22
                  Allocation of Net Premiums..................................22
         Premium Payments Affect Your Coverage................................23
                  Modified Endowment Contracts................................23
         Death Benefits.......................................................23
                  Base Death Benefit..........................................24
                  Death Benefit Options.......................................25
                  Changes in Death Benefit Options............................25
                  Changes in Death Benefit Amounts............................26
                  Guaranteed Minimum Death Benefit............................27
                  Requirements to Maintain the Guarantee Period...............27
         Additional Benefits..................................................28
                  Adjustable Term Insurance Rider.............................28
                  Additional Insured Rider....................................29
                  Right to Change Insured Rider...............................29
                  Waiver of Cost of Insurance Rider...........................29
                  Waiver of Specified Premium Rider...........................30
         Special Features.....................................................30
                  Policy Maturity.............................................30
                  Right to Exchange Policy....................................30
                  Continuation of Coverage....................................30
         Policy Values........................................................31
                  Account Value...............................................31
                  Net Account Value...........................................31
                  Cash Surrender Value........................................31
                  Net Cash Surrender Value....................................31
                  Determining the Value in the Variable Divisions.............31
                  How We Calculate Accumulation Unit Values for Each Division.32
         Transfers of Account Value...........................................32
                  Excessive Trading...........................................32
                  Guaranteed Interest Division Transfers......................33
         Dollar Cost Averaging................................................33
                  Changing Dollar Cost Averaging..............................33
                  Terminating Dollar Cost Averaging...........................34
         Automatic Rebalancing................................................34
                  Changing Automatic Rebalancing..............................34
                  Terminating Automatic Rebalancing...........................34
         Policy Loans.........................................................35
                  Loan Repayment..............................................35
                  Loans and Your Benefits.....................................35
         Partial Withdrawals..................................................36
                  Partial Withdrawals under Death Benefit Option 1............36
                  Partial Withdrawals under Death Benefit Option 2............36
                  Stated Death Benefit and Target Death Benefit Reductions....36
                  Partial Withdrawal Mechanics................................37
         Lapse................................................................37
                  Grace Period................................................37
                  If You Have the Guaranteed Minimum Death Benefit in Effect..37
         Reinstatement........................................................39
         Surrender............................................................39
         General Policy Provisions............................................39
                  Free Look Period or Right to Examine Policy Period..........39
                  Your Policy.................................................40
                  Age.........................................................40

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FirstLine II                            4

                  Ownership...................................................40
                  Beneficiary(ies)............................................40
                  Collateral Assignment.......................................41
                  Incontestability............................................41
                  Misstatements of Age or Gender..............................41
                  Suicide  ...................................................41
                  Transaction Processing......................................41
                  Notification and Claims Procedures..........................42
                  Telephone Privileges........................................42
                  Non-participation...........................................42
                  Distribution of the Policies................................43
                  Advertising Practices and Sales Literature..................43
                  Settlement Provisions.......................................43
         Administrative Information About the Policy..........................45
                  Voting Privileges...........................................45
                  Material Conflicts..........................................45
                  Right to Change Operations..................................46
                  Reports to Owners...........................................46

CHARGES, DEDUCTIONS AND REFUNDS...............................................46
         Deductions from Premiums.............................................47
                  Tax Charges.................................................47
                  Sales Charge................................................47
         Daily Deductions from the Variable Account...........................47
                  Mortality and Expense Risk Charge...........................47
         Monthly Deductions from Your Account Value...........................47
                  Policy Charge...............................................48
                  Monthly Administrative Charge...............................48
                  Cost of Insurance Charge....................................48
                  Guaranteed Issue............................................49
                  Charges for Additional Benefits.............................49
                  Changes in Monthly Charges..................................49
                  Continuation of Coverage Administrative Fee.................49
         Policy Transaction Fees..............................................49
                  Partial Withdrawals.........................................49
                  Transfers...................................................49
                  Illustrations...............................................50
                  Premium Allocation Change...................................50
         Persistency Refund...................................................50
         Surrender Charge.....................................................50
                  Administrative Surrender Charge.............................51
                  Sales Surrender Charge......................................51
                  Calculation of Surrender Charge.............................52
         Fees and Expenses of the Investment Portfolios.......................53
                  Investment Portfolio Annual Expenses........................54
         Group or Sponsored Arrangements or Corporate Purchasers..............56
         Other Charges........................................................56

TAX CONSIDERATIONS............................................................56
         Tax Status of the Policy.............................................56
         Diversification Requirements.........................................57
         Tax Treatment of Policy Death Benefits...............................57
         Modified Endowment Contracts.........................................58
         Multiple Policies....................................................58
         Distributions Other than Death Benefits from Modified Endowment
           Contracts..........................................................58

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FirstLine II                            5

         Distributions Other than Death Benefits from Policies That Are Not
           Modified Endowment Contracts.......................................58
         Investment in the Policy.............................................58
         Policy Loans.........................................................59
         Section 1035 Exchanges...............................................59
         Tax-exempt Policy Owners.............................................59
         Possible Tax Law Changes.............................................59
         Changes to Comply with the Law.......................................59
         Other    ............................................................59

ILLUSTRATIONS.................................................................61

ADDITIONAL INFORMATION........................................................69
         Directors and Officers...............................................69
         Regulation...........................................................72
         Legal Matters........................................................72
         Legal Proceedings....................................................72
         Experts  ............................................................72
         Registration Statement...............................................72

FINANCIAL STATEMENTS..........................................................73

APPENDIX A...................................................................174

APPENDIX B...................................................................177

APPENDIX C...................................................................178


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FirstLine II                            6

INDEX OF SPECIAL TERMS

The following special terms are used in this prospectus. We explain each term on the page(s) listed in the body of this prospectus and in the summary, if applicable:

Account value..................................................................9
Accumulation unit.............................................................31
Accumulation unit value.......................................................31
Adjustable term insurance rider...............................................23
Age.......................................................................20, 40
Base death benefit............................................................24
Beneficiary(ies)..............................................................11
Cash surrender value...........................................................9
Customer service center........................................................2
Continuation of coverage......................................................30
Death proceeds................................................................24
Free look period..............................................................39
General account...............................................................14
Guarantee period..............................................................27
Guarantee period annual premium...............................................27
Guaranteed interest division..................................................19
Guaranteed minimum death benefit..............................................27
Initial premium...............................................................20
Insured.......................................................................20
Investment date...............................................................20
Investment division...........................................................20
Loan division..................................................................9
Minimum annual premium........................................................22
Monthly processing date.......................................................22
Net account value..........................................................9, 31
Net amount at risk............................................................48
Net cash surrender value.......................................................9
Net premium................................................................8, 22
Owner......................................................................8, 40
Partial withdrawal.............................................................9
Policy.....................................................................8, 14
Policy date...................................................................20
Policy loan...................................................................35
Portfolios.................................................................9, 14
Rider.........................................................................10
Scheduled premium.............................................................21
Segment.......................................................................26
Special continuation period...................................................22
Stated death benefit..........................................................20
Surrender charge...............................................................9
Target death benefit..........................................................28
Target premium................................................................51
Total death benefit...........................................................28
Transaction date..............................................................31
Valuation date.................................................................9
Valuation period...........................................................9, 32
Variable account..............................................................14
Variable division(s)..........................................................14

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FirstLine II                            7

POLICY SUMMARY

THIS SUMMARY HIGHLIGHTS SOME OF THE IMPORTANT POINTS ABOUT YOUR POLICY. THE POLICY IS MORE FULLY DESCRIBED IN THE ATTACHED, COMPLETE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY. "WE," "US," "OUR," AND THE "COMPANY" REFER TO SECURITY LIFE OF DENVER INSURANCE COMPANY. "YOU" AND "YOUR" REFER TO THE POLICY OWNER. THE OWNER IS THE INDIVIDUAL, ENTITY, PARTNERSHIP, REPRESENTATIVE OR PARTY WHO MAY EXERCISE ALL RIGHTS OVER THE POLICY AND RECEIVE THE POLICY BENEFITS DURING THE INSURED PERSON'S LIFETIME.

ANY STATE VARIATIONS ARE COVERED IN A SPECIAL POLICY FORM FOR USE IN THAT STATE. THIS PROSPECTUS PROVIDES A GENERAL DESCRIPTION OF THE POLICY. YOUR ACTUAL POLICY AND ANY RIDERS ARE THE CONTROLLING DOCUMENTS. IF YOU WOULD LIKE TO REVIEW A COPY OF THE POLICY AND RIDERS, CONTACT OUR CUSTOMER SERVICE CENTER.


YOUR POLICY

Your policy provides life insurance protection on the insured person. The policy includes the basic policy, applications, and any riders or endorsements. As long as the policy remains in force, we pay a death benefit at the death of the insured person. While your policy is in force, you may access your policy value by taking loans or partial withdrawals. You may also surrender your policy for its net cash surrender value. When the insured person reaches age 100, the policy can be surrendered or continued under the continuation of coverage option. SEE CONTINUATION OF COVERAGE, PAGE 30.

Life insurance is not a short-term investment. You should evaluate your need for life insurance coverage and this policy's long-term investment potential and risks before purchasing a policy.


FREE LOOK PERIOD OR RIGHT TO EXAMINE POLICY PERIOD

You have the right to examine your policy and return it for a refund of premiums paid or the account value, as specified by state law, if you are not satisfied for any reason. The policy is then void. SEE FREE LOOK PERIOD OR RIGHT TO EXAMINE POLICY PERIOD, PAGE 39.

YOUR POLICY PREMIUMS

The policy is a flexible premium policy because the amount and frequency of the premium payments you make may vary within limits. You must make premium payments:
     o   for us to issue your policy;
     o   sufficient to keep your policy in force; and
     o   as necessary to continue certain benefits.

On your application, you choose how much and how often you want to pay premiums. Depending on your choices, it may not be enough to keep your policy or certain riders in force. The amount of premium you pay affects the length of time your policy stays in force. SEE PREMIUMS, PAGE 21.

ALLOCATION OF NET PREMIUMS

This policy has premium-based charges which are subtracted from your payments. We add the balance, or the net premium, to your policy based on your investment instructions. You may allocate the net premiums among one or more variable divisions, the guaranteed interest division, or both. You may not invest in more than eighteen investment divisions, including the guaranteed interest division, over the life of your policy.

We apply net premium payments we have received from you to your policy after we:
     o   receive your initial premium;
     o   have the information we require;
     o   approve your policy application; and
     o   issue your policy.


You need to allocate your premiums to your investment choices in percentages that are whole numbers and which total 100%. SEE ALLOCATION OF NET PREMIUMS, PAGE 22.


VARIABLE DIVISIONS

Any amount you direct into the guaranteed interest division is credited with interest at a fixed rate set by us. If you invest in any of the following variable divisions, depending on market conditions, you may make or lose money. The variable divisions are described in the prospectuses for the underlying investment portfolios.

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FirstLine II                            8

Each variable division investment portfolio has its own investment objective. SEE OBJECTIVES OF THE INVESTMENT PORTFOLIOS, PAGE 15.

AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation Fund
AIM V.I. Government Securities Fund

THE ALGER AMERICAN FUND
Alger American Growth Portfolio
Alger American Leveraged AllCap Portfolio
Alger American MidCap Growth Portfolio
Alger American Small Capitalization Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND & VARIABLE INSURANCE PRODUCTS FUND II VIP Growth Portfolio
VIP Money Market Portfolio
VIP Overseas Portfolio
VIP II Asset Manager Portfolio
VIP II Index 500 Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-Equity Income Fund (formerly,
     INVESCO VIF-Industrial Income Portfolio)
INVESCO VIF-High Yield Fund
INVESCO VIF-Small Company Growth Fund
INVESCO VIF-Total Return Fund
INVESCO VIF-Utilities Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Growth Portfolio
Neuberger Berman AMT Limited Maturity Bond Portfolio
Neuberger Berman AMT Partners Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Bond Fund
Van Eck Worldwide Emerging Markets Fund
Van Eck Worldwide Hard Assets Fund
Van Eck Worldwide Real Estate Fund


POLICY VALUES

Your policy account value is the amount you have in the guaranteed interest division, plus the amount you have in each variable division. If you have outstanding policy loans, your account value includes the amount in the loan division. The loan division is part of our general account specifically designed to hold money used as collateral for loans and loan interest. The general account contains all of our assets other than those held in the variable account, or our other separate accounts. Your account value reflects:
     o   net premiums;
     o   deductions for charges;
     o the investment performance of the amounts you have in the variable divisions;
     o interest earned on the amount you have in the guaranteed interest division;
     o interest earned on the amount you have in the loan division; and
     o   partial withdrawals.

We subtract charges and partial withdrawals you take from your account value. You make a partial withdrawal when you withdraw part of your net cash surrender value. Partial withdrawals may reduce the amount of base death benefit which may trigger a surrender charge.

We may deduct a surrender charge from your account value in the event of:
     o   surrender;
     o   policy lapse;
     o requested reductions in the stated death benefit; or
     o   certain partial withdrawals.

SEE SURRENDER CHARGE, PAGE 50.

Your cash surrender value is equal to your account value minus any surrender charge.

Your net cash surrender value is equal to the cash surrender value minus outstanding policy loans and accrued loan interest, if any.

Your net account value is equal to the account value minus outstanding policy loans and accrued loan interest, if any.

YOUR ACCOUNT VALUE IN THE VARIABLE DIVISIONS

Accumulation units are the way we measure value in the variable divisions. Accumulation unit value is the value of a unit of a variable division on the valuation date. Each variable division has a different accumulation unit value. SEE DETERMINING THE VALUE IN THE VARIABLE DIVISIONS, PAGE 31.

On each valuation date, we determine the accumulation unit values. The accumulation unit value for each variable division reflects the investment performance of the matching investment portfolio during the valuation period. The valuation period is the time beginning at 4:00 p.m. Eastern time on a valuation date and ending at 4:00 p.m. Eastern

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time on the next valuation date. Each accumulation unit value reflects asset-based charges under the policy, and the expenses of the investment portfolios. SEE HOW WE CALCULATE ACCUMULATION UNIT VALUES FOR EACH DIVISION, PAGE 32.


TRANSFERS OF ACCOUNT VALUE

You may make up to twelve free transfers among the variable divisions or to the guaranteed interest division per policy year. We charge $25 for each transfer over twelve you make in a policy year. This charge does not apply to any automatic rebalancing or dollar cost averaging transfers: they are free. There are restrictions on transfers to or from the guaranteed interest division. SEE TRANSFERS OF ACCOUNT VALUE, PAGE 32.


SPECIAL POLICY FEATURES

ADDITIONAL BENEFITS

You may attach certain additional benefits to your policy by rider. A rider changes benefits under your policy. In most cases, we deduct a monthly charge from your account value for these benefits. SEE ADDITIONAL BENEFITS, PAGE 28.

DOLLAR COST AVERAGING

You may choose dollar cost averaging on your application or complete a customer service form. Dollar cost averaging is a systematic plan of transferring account values to selected investment divisions. It is intended to protect your policy's value from short-term price fluctuations. However, dollar cost averaging does not assure a profit, nor does it protect against a loss in a declining market. Dollar cost averaging is free. SEE DOLLAR COST AVERAGING, PAGE 33.

AUTOMATIC REBALANCING

You may choose automatic rebalancing on your policy. Automatic rebalancing periodically reallocates your net account value among the investment divisions to maintain your specified distribution of account value among those divisions. Automatic rebalancing is free. SEE AUTOMATIC REBALANCING, PAGE 34.


LOANS

You may take loans against your policy's net cash surrender value. We charge an annual loan interest rate of 4.75%. We credit an annual interest rate of 4% on amounts held in the loan division as collateral for your loan. Beginning in your eleventh policy year, where permitted by law, we may include amounts in the loan division for calculation of your policy's persistency refund. SEE POLICY LOANS, PAGE 35.

PARTIAL WITHDRAWALS

You may withdraw part of your net cash surrender value any time after your first policy year. You may make only one partial withdrawal per policy year. Partial withdrawals may reduce the death benefit and will reduce your account value. Surrender charges may apply. SEE PARTIAL WITHDRAWALS, PAGE 36.

PERSISTENCY REFUND

After your tenth policy anniversary, where permitted by state law, we credit your account value with a persistency refund on every monthly processing date. SEE PERSISTENCY REFUND, PAGE 50.


POLICY MODIFICATION, TERMINATION AND CONTINUATION FEATURES

RIGHT TO EXCHANGE POLICY

For 24 months after the policy date you can exchange your policy for a guaranteed policy, unless state law requires differently. The right to exchange your policy is free. SEE RIGHT TO EXCHANGE POLICY, PAGE 30.

SURRENDER

You may surrender your policy for its net cash surrender value at any time while the insured person is living.

We calculate your net cash surrender value on the valuation date we receive your request and policy at our customer service center. All insurance coverage ends on the date we receive your request. You must return your policy or a lost policy form to us. SEE SURRENDER, PAGE 39.


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LAPSE

In general, insurance coverage continues as long as your policy's net cash surrender value is enough to pay the monthly deductions. However, your policy and its riders are guaranteed not to lapse during the first three years of your policy if the conditions of the special continuation period have been met. SEE LAPSE, PAGE 37, AND SPECIAL CONTINUATION PERIOD, PAGE 22.

REINSTATEMENT

You may reinstate your policy and its riders within five years of its lapse if you still own the policy and the insured person is still living.

You will need to give proof that the insured person continues to be insurable. You will also need to pay required reinstatement premiums.

If the guaranteed minimum death benefit lapses and you do not correct it, this feature terminates. Once it terminates, you cannot reinstate this feature.

We will reinstate any policy loans existing when coverage ended, with accrued loan interest to the date of the lapse. SEE REINSTATEMENT, PAGE 39.

CONTINUATION OF COVERAGE

If the insured person is still living at age 100, you may either surrender your policy or choose the continuation of coverage feature. If the continuation of coverage feature becomes effective, we will deduct a one-time administrative fee of $200 and keep your policy in force. SEE CONTINUATION OF COVERAGE, PAGE 30.


DEATH BENEFITS

At the insured person's death, we pay death proceeds to the beneficiary(ies) if your policy is still in force. The beneficiary(ies) is(are) the person or people you name to receive the death proceeds. The death proceeds equal the base death benefit plus amounts payable by rider, minus the amount of any outstanding policy loan and accrued loan interest. Based on the death benefit option you have chosen, the base death benefit varies.

The base death benefit does not include any adjustable term insurance rider you may have on your policy. The target death benefit includes any adjustable term insurance rider you may have on your policy plus your base death benefit. The total death benefit is at least equal to or greater than your target death benefit. The death benefit at issue may vary from the stated death benefit plus adjustable term insurance coverage for some 1035 exchanges.

The minimum stated death benefit to issue a policy is $50,000. However, we may lower this minimum for group or sponsored arrangements, or corporate purchasers. SEE DEATH BENEFIT, PAGE 23.

You may change your base death benefit amount while your policy is in force, subject to certain restrictions. SEE CHANGES IN DEATH BENEFIT AMOUNTS, PAGE 26.


CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

We make the following deductions from each premium payment you make:

     1. Tax charges -- We currently deduct a charge of 2.5% of premiums for state and local taxes. We currently deduct a charge of 1.5% of each premium to cover our estimated cost of the federal income tax treatment of deferred acquisition costs. SEE TAX CHARGES, PAGE 47.

     2. Sales charge-- We deduct a percentage of each premium to cover a portion of our expenses in selling your policy. This charge is based on the insured person's age when the policy becomes effective, or the date of an increase in coverage or when a new segment is added. The initial, or first segment, is the stated death benefit on the effective date of the policy. An increase in the stated death benefit (other than one caused by a death benefit option change) will cause a new segment to be created.

                 Age of                Sales Charge
           Insured Person               Percentage
           --------------               ----------
                 0-49                     2.25%
                50-59                     3.25%
                60-85                     4.25%

SEE DEDUCTIONS FROM PREMIUMS, PAGE 47.


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DEDUCTIONS FROM THE VARIABLE DIVISIONS

We assess a mortality and expense risk charge of 0.75% per year or 0.002055% per day against the variable divisions. This charge compensates us for mortality and expense risks under the policies. SEE DAILY DEDUCTIONS FROM THE VARIABLE ACCOUNT, PAGE 47.

MONTHLY DEDUCTIONS FROM YOUR ACCOUNT VALUE

We deduct the following charges from your account value at the beginning of each policy month:

     1. Initial policy charge -- $10 per month for the first three policy years.

     2. Monthly administrative charge -- $3 per month plus $0.025 per $1,000 of the stated death benefit, or of the target death benefit, if greater. Currently, we limit the per $1,000 charge to $30 per month.

     3. Cost of insurance charge -- Based on the net amount at risk on the life of the insured person.

         The amount of this charge differs for:
         o    the segments of the base death benefit; and
         o    the adjustable term insurance rider.

     4. Charges for additional benefits -- The cost of additional benefits you choose. The adjustable term insurance rider charge is included in the cost of insurance charge.

SEE MONTHLY DEDUCTIONS FROM YOUR ACCOUNT VALUE, PAGE 47.

POLICY TRANSACTION FEES

We deduct policy transaction fees from your account value at the time of the transaction.

The following are the current transaction fees.  SEE
POLICY TRANSACTION FEES, PAGE 49.

     1.  Partial withdrawal fee -- $25.

     2. Transfer fee -- We allow twelve free transfers among investment divisions per policy year. For each transfer beyond that, a $25 fee applies.

     3. Illustrations -- You may request one free illustration per policy year. For each illustration beyond that, a $25 fee may apply.

     4. Premium Allocation Change -- You may make five free premium allocation changes per policy year. For each premium allocation change beyond that, a $25 fee applies.

     5. Continuation of Coverage -- We will charge a one-time $200 administrative fee when the insured person turns age 100 to activate continued coverage.

SURRENDER CHARGES

During the first fourteen years of your policy or an additional segment, we assess a surrender charge if you:
     o   surrender the policy;
     o reduce the stated death benefit (other than by changing the death benefit option);
     o   let your policy lapse; or
     o   take a partial withdrawal which reduces
         your stated death benefit.

The charge is made up of the administrative surrender charge, plus the sales surrender charge.

The administrative surrender charge is a fixed dollar amount per each $1,000 of stated death benefit. It depends upon the insured person's age at the policy date, or the effective date of each additional segment. The sales surrender charge is never more than 50% of one base standard target premium. SEE SURRENDER CHARGE, PAGE 50.


TAX CONSIDERATIONS

Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify as a life insurance contract. We believe it is reasonable to conclude that the policy will qualify as a life insurance contract. SEE TAX STATUS OF THE POLICY, PAGE 56.

Assuming the policy qualifies as a life insurance contract, under current federal income tax law, your account value earnings are generally not subject to income tax as long as they remain within your policy. However depending on circumstances, the following

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events may cause taxable consequences for you:
     o   partial withdrawals;
     o   surrender; or
     o   lapse.

In addition to the events listed above, if your policy is a modified endowment contract, loans against or secured by the policy may cause income taxation. A penalty tax may be imposed on a distribution from a modified endowment contract as well. SEE MODIFIED ENDOWMENT CONTRACTS, PAGE 58.

You should consult a qualified legal or tax adviser before you purchase your policy.


INFORMATION ABOUT SECURITY LIFE, THE VARIABLE ACCOUNT, THE INVESTMENT OPTIONS AND THE GUARANTEED INTEREST DIVISION


SECURITY LIFE OF DENVER INSURANCE COMPANY

Security Life of Denver Insurance Company ("Security Life") is a stock life insurance company organized under the laws of the State of Colorado in 1929. Our headquarters are located at 1290 Broadway, Denver, Colorado 80203-5699. We are admitted to do business in the District of Columbia and all states except New York. At the close of 1998, the company and its consolidated subsidiaries had over $174.3 billion of life insurance in force. As of December 31, 1998 our total assets were over $10.0 billion, and our shareholder's equity was over $926 million.

We have a complete line of life insurance products, including:
     o   annuities;
     o   individual life;
     o   group life;
     o   pension products; and
     o   market life reinsurance.

Security Life is a wholly owned indirect subsidiary of ING Groep, N.V. ("ING"). ING is one of the world's three largest diversified financial services organizations. ING is headquartered in Amsterdam, The Netherlands. It has consolidated assets over $461.8 billion on a Dutch (modified U.S.) generally accepted accounting principles basis, as of December 31, 1998.

The principal underwriter and distributor for our policies is ING America Equities, Inc. ING America Equities is a stock corporation organized under the laws of the State of Colorado in 1993. It is a wholly owned subsidiary of Security Life and is a registered broker-dealer with the SEC and the NASD. ING America Equities, Inc. is located at 1290 Broadway, Denver, Colorado 80203-5699.


YEAR 2000 PREPAREDNESS

Security Life of Denver Insurance Company is aware of the computer problems that may exist surrounding the Year 2000. Our senior management projects information processing and delivery systems to have a Year 2000 readiness interim target completion date of June 29, 1999 with a final completion date of December 31, 1999.

The Year 2000 problem originates from the predominant use in computer programs of a two-digit field to capture the year, for example 99 instead of 1999. When we reach the year 2000 many of these programs will assume the year 00 is actually 1900 rather than 2000. This incorrect assumption can lead to erroneous results, false calculations or system failures. This is not only a computer problem, but also applies to other machinery or equipment containing computer chips which calculate dates for correct performance, the so-called "embedded systems". That is why errors, ranging from telephone shutdown to other services may occur as well. This potential risk is often referred to as the "Millennium Bug" or the "Year 2000 problem".

The problem is made more complex by the many lines of code that can be affected in a single system, the number of systems required to support business activities and the interdependence of both the internal and external systems involved in exchanging data. This is particularly true for the financial services industry, where information is at the heart of the business and which depends heavily on the uninterrupted transfer of data world-wide, bank-to- bank and with clearing houses, exchanges and agencies. If the potential problems are not addressed, this could in some cases result in business system failure. From a financial perspective, this could, for

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instance, lead to incorrect interest calculations or over/under payments.

A project plan has been implemented and our project team has analyzed and remediated our in-house source code. We completed the remediation in December, 1998. The project plan covers Security Life, ING America Equities, Inc., Midwestern United Life Insurance Company, and First ING Life Insurance Company of New York. We will follow our normal project management methodology including communication with senior management on a monthly and as-needed basis. Our targeted completion date is scheduled for June 29, 1999, but there is no assurance that Security Life will be successful, or that interaction with other service providers will not impact our services at that time.

Security Life has completed an inventory and assessment of all vendor products. We are in the process of verifying that each vendor product is Year 2000 ready.

Funds have been allocated for the 1999 efforts, and we believe we have sufficient resources to ensure Year 2000 processing capabilities.


SECURITY LIFE SEPARATE ACCOUNT L1

VARIABLE ACCOUNT STRUCTURE

We established Security Life Separate Account L1 (the "variable account") on November 3, 1993, under Colorado's insurance law. It is a unit investment trust, registered with the SEC under the Investment Company Act of 1940. The SEC does not supervise our management of the variable account or Security Life.

The variable account is a separate investment account. It is used to support our variable life insurance policies and for other purposes allowed by law and regulation. We keep the variable account assets separate from our general account and other separate accounts. We may offer other variable life insurance contracts with different benefits and charges that invest in the variable account. We do not discuss these contracts in this prospectus. The variable account may invest in other securities not available for the policy described in this prospectus. The general account contains all of our assets other than those held in the variable account (variable divisions) or other separate accounts.

The company owns all the assets in the variable account. We credit gains to or charge losses against the variable account without regard to performance of other investment accounts.

ORDER OF VARIABLE ACCOUNT LIABILITIES

State law provides that we may not charge general account liabilities against variable account assets equal to its reserves and other liabilities. This means that in the event we were ever to become insolvent, the variable account assets will be used first to pay variable account policy claims. Only if assets remain in the variable account after these claims have been satisfied can these assets be used to pay other policy owners and our creditors.

The variable account may have liabilities from assets credited to other variable life policies offered by the variable account. If the assets of the variable account are greater than required reserves and policy liabilities, we may transfer the excess to our general account.

VARIABLE DIVISIONS

The variable account has several divisions. Each division invests in shares of a matching investment portfolio. This means that the investment performance of a policy depends on the performance of the investment portfolios you choose. Each investment portfolio has its own investment objective. These investment portfolios are not available directly to individual investors. They are only available as the underlying investments for variable annuity and variable life insurance contracts and certain pension accounts.

INVESTMENT PORTFOLIOS

Each of the investment portfolios is a separate series of an open-end management investment company. The investment company receives investment advice from a registered investment adviser who is not associated with us.

The investment portfolios sell shares to separate accounts of insurance companies. These insurance companies may or may not be affiliated with us. This is known as "shared funding." Investment portfolios may sell shares as the underlying investment for both variable annuity and variable life insurance contracts. This process is known as "mixed funding."


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The investment portfolios may sell shares to certain qualified pension and retirement plans that qualify under Section 401 of the Internal Revenue Code ("IRC"). As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans, or their participants.

If there is a material conflict, we will consider what should be done, including removing the investment portfolio from the variable account. There are certain risks with mixed and shared funding, and with selling shares to qualified pension and retirement plans. See the investment portfolios' prospectuses.


OBJECTIVES OF THE INVESTMENT PORTFOLIOS

Each investment portfolio has a different investment objective that it tries to achieve by following its own investment strategy. The objectives and policies of each investment portfolio affect its return and its risks. With this prospectus, you must receive the current prospectus for each investment portfolio. We summarize the investment objectives for each investment portfolio here. You should read each investment portfolio prospectus.

Certain investment portfolios offered under this policy have investment objectives and policies similar to other funds managed by the portfolio's investment adviser. The investment results of a portfolio may be higher or lower than those of other funds managed by the same adviser. There is no assurance, and no representation is made, that the investment results of any investment portfolio will be comparable to those of another fund managed by the same investment adviser.

Some investment portfolio advisers (or their affiliates) may pay us compensation for servicing, administration or other expenses. Currently, these advisers include A I M Advisors, Inc.; Fidelity Investments(R); Fred Alger Management, Inc.; INVESCO Funds Group, Inc.; Neuberger Berman Management Inc.; and Van Eck Global. The amount of compensation is usually based on the aggregate assets of the investment portfolio from contracts that we issue or administer. Some advisers may pay us more than others.



AIM VARIABLE INSURANCE FUNDS, INC.

AIM Variable Insurance Funds, Inc. is a registered, open-end, series, management investment company. A I M Advisors, Inc., ("AIM") serves as each fund's investment adviser. AIM has acted as an investment adviser since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 110 investment portfolios encompassing a broad range of investment objectives.

AIM V.I. Capital Appreciation Fund -- seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.

AIM V.I. Government Securities Fund -- seeks to achieve high current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government.

THE ALGER AMERICAN FUND

The Alger American Fund is a registered investment company organized on April 6, 1988. It is a multi- series Massachusetts business trust. The Fund's investment manager is Fred Alger Management, Inc., which has provided investment advisory services since 1964.

Alger American Growth Portfolio -- seeks long-term capital appreciation.

     The portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

Alger American Leveraged AllCap Portfolio -- seeks long-term capital appreciation.

     Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

     The portfolio can leverage, that is, borrow money, to buy additional securities. By borrowing money, the portfolio has the potential

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     to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid for the money borrowed.

Alger American MidCap Growth Portfolio -- seeks long-term capital appreciation.

     The portfolio focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in equity securities of companies having a market capitalization within the range of companies in the S&P(R) MidCap 400 Index.

Alger American Small Capitalization Portfolio -- seeks long-term capital appreciation.

     The portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND
II

Fidelity Variable Insurance Products Fund ("VIP" established November 13, 1981) and Variable Insurance Products Fund II ("VIP II" established March 21, 1988) are open-end, diversified, management investment companies. These funds are organized as Massachusetts business trusts.

Fidelity Management & Research Company ("FMR") manages and provides investment and other services to the funds named here. However, Bankers Trust Company also provides sub-advisory services for VIP II Index 500 Portfolio. FMR is the management arm of Fidelity Investments(R), which was established in 1946, and is one of America's largest mutual fund managers.

VIP Growth Portfolio -- seeks capital appreciation.

     FMR's principal investment strategies include:
         o    Investing primarily in common stocks.
         o Investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
         o    Investing in domestic and foreign issuers.
         o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

VIP Money Market Portfolio -- seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

     FMR's principal investment strategies include:
         o Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.
         o Investing more than 25% of total assets in the financial services industry.
         o Investing in compliance with industry- standard requirements for money market funds for the quality, maturity and diversification of investments.

VIP  Overseas Portfolio -- seeks long-term growth of capital.

     FMR's principal investment strategies include:
         o    Investing at least 65% of total assets in foreign securities.
         o    Investing primarily in common stocks.
         o Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
         o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

VIP II Asset Manager Portfolio -- seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

     FMR's principal investment strategies include:
         o Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.


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         o Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.
         o Adjusting allocation among asset classes gradually within the following ranges: stock class (30 - 70%), bond class (20 - 60%), and short-term/money market class (0 - 50%).
         o    Investing in domestic and foreign
              issuers.
         o Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting instruments.

VIP II Index 500 Portfolio -- seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the S&P(R) 500.

     Bankers Trust Company (BT)'s principal investment strategies include:
         o Investing at least 80% of assets in common stocks included in the S&P(R) 500.
         o    Lending securities to earn income for the fund.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO Variable Investment Funds, Inc. is a registered, open-end management investment company. It was organized as a Maryland corporation on August 19, 1993. It is currently made up of ten diversified investment portfolios. Five of these investment portfolios are described here.

INVESCO Funds Group, Inc. is the Funds' investment adviser. As the adviser, it is mostly responsible for providing the portfolios with investment management, various administrative services, and supervising the Fund's daily business affairs.

INVESCO Capital Management, Inc. sub-advises the Total Return Fund. "VIF" refers to INVESCO Variable Investment Fund. INVESCO Distributors, Inc. ("IDI"), provides distribution services for the INVESCO Variable Investment Funds, Inc.

INVESCO VIF-Equity Income Fund (Formerly, INVESCO VIF-Industrial Income
     Portfolio) -- seeks high current income, with growth of capital as a secondary objective.

     The fund normally invests at least 65% of its assets in dividend-paying common and preferred stocks, although in recent years that percentage has been somewhat higher. Stocks held by the fund generally are expected to produce a relatively high level of income and a consistent, stable return. Although it focuses on the stocks of larger companies with a strong record of paying dividends, the fund also may invest in companies that have not paid regular dividends. The fund's equity investments are limited to stocks that can be traded easily in the United States; it may, however, invest in foreign securities in the form of American Depository Receipts (ADRs).

     The rest of the fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The fund also may invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds", which generally offer higher interest rates, but are riskier investments than investment grade securities.

INVESCO VIF-High Yield Fund -- seeks to provide a high level of current income.

     It invests substantially all of its assets in lower- rated debt securities, commonly called "junk bonds," and preferred stock, including securities issued by foreign companies. Although these securities carry with them higher risks, they generally provide higher yields-- and therefore higher income--than higher-rated debt securities.

INVESCO VIF-Small Company Growth Fund -- seeks investment growth over the long term.

     The fund normally invests at least 80% of its assets in equity securities of companies with market capitalizations of $1 billion or less. INVESCO uses a bottom-up investment approach to the fund's investment portfolio, focusing on companies that are in the developing stages of their life cycles. Using this approach, INVESCO tries to identify companies that it believes are undervalued in the marketplace, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings

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     growth due to rapid growth of sales, new products, management changes, or structural changes in the economy. The prices of securities issued by these small companies tend to rise and fall more rapidly than those of more established companies.

     The remainder of the fund's assets can be invested in a wide range of securities that may or may not be issued by small companies. In addition to equity securities, the fund can invest in foreign securities and debt securities, including so-called "junk bonds."

INVESCO VIF-Total Return Fund -- seeks to provide high total return through both growth and current income.

     It normally invests at least 30% of its assets in common stocks of companies with a strong history of paying regular dividends and 30% of its assets in debt securities. Debt securities include obligations of the United States Government and government agencies. The remaining 40% of the fund is allocated among these and other investments at INVESCO's discretion, based upon current business, economic and market conditions.

INVESCO VIF-Utilities Fund -- seeks capital appreciation and income.

     The fund normally invests at least 80% of its assets in companies doing business in the utilities economic sector. The remainder of the fund's assets are not required to be invested in the utilities economic sector.

     The fund is aggressively managed. Although the fund can invest in debt securities, it primarily invests in equity securities that INVESCO believes will rise in price faster than other investments, as well as options and other investments whose value is based upon the values of equity securities.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman Advisers Management Trust (the "Trust,") is a registered, open-end management investment company. It was organized as a Delaware business trust on May 23, 1994. The Trust is made up of separate portfolios ("Portfolios"), each of which invests all of its net investable assets in a matching series ("Series") of Advisers Managers Trust ("Managers Trust"). Managers Trust is a diversified, open-end management investment company organized as a New York common law trust on May 24, 1994.

This master feeder structure is different from that of many other investment companies which directly purchase and manage their own securities portfolios. Neuberger Berman Management Incorporated acts as investment manager to Managers Trust. Neuberger Berman, LLC is the sub-adviser.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies.

Neuberger Berman Growth Portfolio -- seeks growth of capital. It invests mainly in common mid-capitalization securities.

     The portfolio managers currently focus on the securities of mid-capitalization companies. The managers use a growth-oriented investment approach. A growth-oriented approach seeks stocks of companies that are fast-growing in emerging or rapidly evolving industries.

Neuberger Berman Limited Maturity Bond Portfolio -- seeks the highest available current income consistent with liquidity and low risk to principal; total return is secondary goal.

     The Limited Maturity Bond Portfolio invests mainly in investment-grade bonds and other debt securities from U.S. Government and corporate issuers. These may include mortgage-and asset- backed securities.



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     The portfolio may invest up to 10% of its net assets, measured at the time of investment, in below investment grade fixed income securities, or comparable unrated securities.

     The Limited Maturity Bond Portfolio maintains an average portfolio duration of four years or less. However, the series may invest in securities of any duration.

Neuberger Berman Partners Portfolio -- seeks growth of capital. The Portfolio invests mainly in common stocks of mid-to large-capitalization companies.

     Its investment program seeks securities believed to be undervalued based on strong fundamentals, including low price to earnings ratio, consistent cash flow, and the company's track record through all points of the market cycle.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. On April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust. Van Eck Associates Corporation serves as investment adviser and manager to the funds.

Van Eck Worldwide Bond Fund -- seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Emerging Markets Fund -- seeks long term capital appreciation by investing in equity securities in emerging markets around the world.

Van Eck Worldwide Hard Assets Fund -- seeks long term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration. Hard assets include:
         o precious metals; o natural resources; o real estate; and o commodities.

Van Eck Worldwide Real Estate Fund -- seeks high total return by investing in equity securities of companies that own significant real estate or principally do business in real estate.


THE GUARANTEED INTEREST DIVISION

You may allocate all or a part of the net premiums and transfers of your net account value into the guaranteed interest division. The guaranteed interest division is part of our general account which guarantees principal. It pays interest at a fixed rate that we declare.

The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the guaranteed interest division under the Securities Act of 1933. Also, we have not registered the guaranteed interest division or the general account as an investment company under the Investment Company Act of 1940 (because of exemptive and exclusionary provisions). This means that the general account, the guaranteed interest division and its interests are generally not subject to regulation under these Acts.

The SEC staff has not reviewed the disclosures included in this prospectus relating to the general account and the guaranteed interest division. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

The amount you have in the guaranteed interest division is the sum of net premiums you allocate to that division, plus transfers you made to the guaranteed interest division, plus interest earned.

Amounts you transfer out of or withdraw from the guaranteed interest division reduce this amount. It is also reduced by deductions for charges from your account value allocated to the guaranteed interest division.

We declare the interest rate that applies to all amounts in the guaranteed interest division. These interest rates are never less than the minimum guaranteed interest rate of 4% and will be in effect for periods of at least twelve months. Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the guaranteed interest division on a daily basis. We pay interest regardless of the actual investment performance of our account. We bear all of the investment risk for the guaranteed interest division.





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MAXIMUM NUMBER OF INVESTMENT DIVISIONS

You may invest in a total of eighteen divisions over the lifetime of your policy. Investment divisions include the variable and the guaranteed interest divisions, but not the loan division. The loan division does not count toward the eighteen division maximum.

As an example, if you have had funds in seventeen variable divisions and the guaranteed interest division (or eighteen variable divisions), these are the only divisions to which you may later add or transfer funds. You may want to use fewer divisions in the early years of your policy, so that you can invest in other divisions in the future. Further, if you invest in eighteen variable divisions, you will not be able to invest in the guaranteed interest division.


DETAILED INFORMATION ABOUT THE FIRSTLINE II VARIABLE UNIVERSAL LIFE POLICY

This prospectus describes our standard FirstLine II variable universal life insurance policy. There may be differences in the policy because of state requirements where we issue your policy. We will describe any such differences in your policy.

The illustrations beginning on page 63 are to show how the FirstLine II policies work.


APPLYING FOR A POLICY

You purchase a FirstLine II policy by submitting an application to us. On the policy date, the insured person must be no older than age 85. The insured person is the person on whose life we issue a policy and upon whose death we pay death proceeds. Age is the insured person's age on the birthday nearest the policy date plus the number of completed policy years since the policy date.

We may back-date the policy up to six months to allow the insured person to give proof of a younger age for the purposes of your policy.


POLICY ISSUANCE

Before we issue a policy or apply your net premium to the investment divisions, we require satisfactory evidence of insurability of the insured person and payment of your initial premium. This evidence may include a medical examination and completion of all underwriting and issue requirements.

The investment date is the first date we apply the net premium payments we have received from you to your policy. Your initial premium is the premium we must receive before coverage can begin. The initial premium is the first premium we receive and apply to your policy. It must be at least equal to the sum of the scheduled premiums which are due from your policy date through your investment date.

We generally require a minimum stated death benefit of $50,000. We may reduce the minimum stated death benefit for group or sponsored arrangements or corporate purchasers. Our underwriting and reinsurance procedures in effect at the time you apply limit the maximum stated death benefit.

The policy date as shown on your policy schedule determines:
     o   monthly processing dates;
     o   policy months;
     o   policy years; and
     o   policy anniversaries.

It is not affected by the date you receive the policy. The policy date may be different from the date we receive your first premium payment. If the policy date is earlier, we charge monthly deductions from the policy date.

DEFINITION OF LIFE INSURANCE CHOICE

When you apply for your policy, you choose one of two tests for the federal income tax definition of life insurance. You cannot change your choice later. The tests are the cash value accumulation test and the guideline premium/cash value corridor test. If you choose the guideline premium /cash value corridor test, we may limit premium payments relative to your policy death benefit. SEE TAX STATUS OF THE POLICY, PAGE 56.


TEMPORARY INSURANCE

If you apply and qualify, we may issue temporary insurance in an amount equal to the face amount of

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insurance for which you applied. The maximum amount of temporary insurance for binding limited life insurance coverage is $3 million, which includes any in force coverage with us. This temporary insurance is in force as long as you meet all requirements.

Coverage begins when:

     1. you have completed and signed our binding limited life insurance coverage form;

     2. we receive and accept a premium payment of at least your scheduled premium (selected on your application); and

     3.  part I of the application is completed.

Binding limited life insurance coverage ends on the earliest of:
     o   the date we return your premiums;
     o five days after we mail notice of termination to the address on your application; o the date your policy coverage starts;
     o   the date we refuse to issue you a policy based on your application; or
     o 90 days after you sign our binding limited life insurance coverage form.

There is no death benefit under the temporary insurance agreement if:
     o there is a material misrepresentation in your answers on the binding limited life insurance coverage form;
     o there is a material misrepresentation in statements on your application;
     o the person or persons intended to be the insured people die by suicide or self- inflicted injury; or
     o   the bank does not honor your premium check.


PREMIUMS

You may choose the amount and frequency of premium payments, within limits.

SCHEDULED PREMIUMS

Your premiums are flexible. You may select your scheduled premium (within our limits) when you apply for your policy. The scheduled premium, shown in your policy and schedule, is the amount you choose to pay over a stated time period. THIS AMOUNT MAY OR MAY NOT BE ENOUGH TO KEEP YOUR POLICY IN FORCE. You may receive premium reminder notices for the scheduled premium on a monthly, quarterly, semiannual, or annual basis. You are not required to pay the scheduled premium.

Alternatively, you may choose to pay your premium by electronic funds transfer each month. This option is not available for your initial premium. The financial institution that makes your electronic funds transfer may charge for this service.

You can change the amount of your scheduled premium within our minimum and maximum limits at any time. If you fail to pay your scheduled premium or if you change the amount of your scheduled premium, your policy performance will be affected. During the special continuation period, your scheduled premium should not be less than the minimum annual premium shown in your policy. If you want the guaranteed minimum death benefit, your scheduled premium should not be less than the guarantee period annual premium shown in your policy. SEE GUARANTEED MINIMUM DEATH BENEFIT, PAGE 27.

UNSCHEDULED PREMIUM PAYMENTS

Generally speaking, you may make unscheduled premium payments at any time, however:

     1. We may limit the amount of your unscheduled premium payments that would result in an increase in the base death benefit amount required by the federal income tax law definition of life insurance. We may require satisfactory evidence that the insured person is insurable at the time that you make the unscheduled premium payment if the death benefit is increased due to your unscheduled premium payments.

     2. We may require proof that the insured person is insurable if your unscheduled premium payment will cause the net amount at risk to increase; and

     3. We will return premium payments which are greater than the "seven-pay" limit for your policy if your payment would cause your policy to become a modified endowment contract, unless you send us notice acknowledging the new modified endowment contract status for your policy.


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SEE MODIFIED ENDOWMENT CONTRACTS, PAGE 58 AND CHANGES TO COMPLY WITH THE LAW, PAGE 59.

If you have an outstanding policy loan and you make an unscheduled payment, we will consider this payment a loan repayment, unless you tell us otherwise. If your payment is a loan repayment, we do not take out the tax and sales charges which apply to premium payments.

MINIMUM ANNUAL PREMIUM

You must pay a minimum annual premium during your first three policy years to qualify for the special continuation period.

Your minimum annual premium is based on:
     o   the insured person's age, gender, premium class and any rating;
     o   the stated death benefit of your policy; and
     o   any additional benefits you select.

Your minimum annual premium is shown in the schedule pages of your policy. We may reduce the minimum annual premium for group, or sponsored arrangements, or for corporate purchasers.

SPECIAL CONTINUATION PERIOD

The special continuation period is during the first three policy years. Under the special continuation period, we guarantee that your policy will not lapse, regardless of its net cash surrender value, if on a monthly processing date:
     o the sum of all premiums you have paid, minus partial withdrawals that you have taken, minus policy loans that you have taken, including accrued loan interest is greater than or equal to;
     o the minimum monthly premiums for each policy month, starting with the first month of your policy through the current policy monthly processing date.

On the monthly processing date, we deduct the monthly deductions from your account value.

The minimum monthly premium is one-twelfth of the minimum annual premium.

During the first three years of your policy, if there is not enough net cash surrender value to pay the monthly deductions and you have satisfied our requirements, we do not permanently waive certain charges. Instead, we continue to deduct these charges. This deduction may result in your policy having negative net cash surrender value, unless you pay enough premium to prevent this. The negative balance is your unpaid monthly deductions owing. At the end of the special continuation period to avoid lapse of your policy, you must pay enough premium to bring the net cash surrender value to zero plus the amount that covers your estimated monthly deductions for the following two months. SEE LAPSE, PAGE 37.

ALLOCATION OF NET PREMIUMS

The net premium is the balance remaining after we take premium-based charges from your premium payment. We add the net premium to your account value according to your instructions.

We apply net premiums we have received from you to your policy after:
     a) we receive the amount of premium required for your insurance coverage to begin;
     b) all issue requirements have been met and received by our customer service center;
     c)  we approve your policy application; and d) your policy is issued.

All amounts you designated for the guaranteed interest division will be allocated to that division. If your state requires return of your premium during the free look period we invest amounts you have designated for the variable divisions into the Fidelity VIP Money Market Division until 15 days after we issue your policy (deemed delivery time, plus a typical free look period which varies by state). If your state provides for return of account value during the free look period and for premium payments after the end of the free look period, we invest amounts you designated for the variable divisions directly into your selected investment portfolios. SEE FREE LOOK PERIOD OR RIGHT TO EXAMINE POLICY PERIOD, PAGE 39.

We allocate premium payments received after we apply your initial net premium payment to your policy on the valuation date of receipt. We always use your most recent premium allocation instructions. Your instructions must specify percentages that are whole numbers totaling 100%.

You may invest in a maximum of eighteen divisions over the lifetime of your policy. This eighteen investment division maximum includes the variable divisions and the guaranteed interest division, but not the loan division. SEE MAXIMUM NUMBER OF INVESTMENT DIVISIONS, PAGE 20.

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You may make five free premium allocation changes per year. After the five free premium allocation changes, we charge you $25 for each additional allocation change per policy year. The $25 fee is withdrawn from each investment division pro rata to the amount in each division.


PREMIUM PAYMENTS AFFECT YOUR COVERAGE

Unless you have the guaranteed minimum death benefit feature or are in the special continuation period, your policy continues in effect only until your net cash surrender value no longer covers the monthly deductions for your benefits. If this happens, your policy will enter the 61-day grace period and you must make a premium payment to avoid lapse. SEE LAPSE, PAGE 37, AND GRACE PERIOD, PAGE 37.

If you pay your minimum annual premium each year during the first three policy years, we guarantee your policy and riders will not lapse during the special continuation period, regardless of your net cash surrender value. SEE SPECIAL CONTINUATION PERIOD, PAGE 22.

Under the guaranteed minimum death benefit, the base death benefit portion of your policy remains effective until the end of the guarantee period. The guaranteed minimum death benefit feature does not apply to riders which can lapse and terminate during the guarantee period. You must meet all conditions of the guarantee. SEE GUARANTEED MINIMUM DEATH BENEFIT, PAGE 27.

MODIFIED ENDOWMENT CONTRACTS

There are special federal income tax rules for distributions from certain life insurance policies known as "modified endowment contracts." These rules apply to distributions such as policy loans, surrenders, and partial withdrawals.

Whether or not these rules apply depends upon whether or not the premiums you paid are greater than the "seven-pay" limit. SEE MODIFIED ENDOWMENT CONTRACTS, PAGE 58.

If we find that your scheduled premium causes your policy to be a modified endowment contract on your policy date, we will require you to acknowledge that you know the policy is a modified endowment contract. We will issue your policy based on the scheduled premium you selected. If you do not want your policy to be issued as a modified endowment contract, you may reduce your scheduled premium to a level which does not cause your policy to be a modified endowment contract. We will then issue your policy based on the revised scheduled premium.


DEATH BENEFITS

You can decide the amount of insurance you need, now and in the future. You can combine the long-term advantages of permanent life insurance base coverage with the flexibility and short-term advantages of term life insurance. Both permanent and term life insurance are available under your one FirstLine II policy.

When we issue your policy, we base the initial insurance coverage on the instructions in your application. The initial death benefit is the stated death benefit amount. You can add an adjustable term insurance rider for additional insurance coverage.

Death benefits are valued as of the date of death of the insured person. The stated death benefit is the permanent element of your policy. The adjustable term insurance rider is the term insurance element of your policy.

The adjustable term insurance rider acts as a bridge. It provides term insurance coverage which automatically adjusts to fill the gap between your total death benefit and your base death benefit depending on which death benefit option you choose. Generally, your stated death benefit may be no less than $50,000 to issue your policy.

We do not guarantee coverage provided by the adjustable term insurance rider under the guaranteed minimum death benefit. It may be to your economic advantage to include part of your insurance coverage under the adjustable term insurance rider. Both the cost of insurance under the adjustable term insurance rider and the cost of insurance for the base death benefit are deducted monthly from your account value and generally increase with the age of the insured person. Use of the adjustable term insurance rider may reduce sales compensation. SEE ADJUSTABLE TERM INSURANCE RIDER, PAGE 28.



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DEATH BENEFIT SUMMARY

THIS CHART ASSUMES NO DEATH BENEFIT OPTION CHANGES, NO REQUESTED OR SCHEDULED INCREASES OR DECREASES IN STATED OR TARGET DEATH BENEFIT AND THAT PARTIAL WITHDRAWALS ARE LESS THAN THE PREMIUM PAID.


                                            OPTION 1                                            OPTION 2
========================= =============================================         ============================================
STATED DEATH              The amount of policy death benefit at issue,          The amount of policy death benefit at issue,
BENEFIT                   not including rider coverage.  This amount            not including rider coverage.  This amount
                          stays level throughout the life of the contract       stays level throughout the life of the contract.

BASE DEATH                The greater of the stated death benefit or the        The greater of the stated death benefit plus the
BENEFIT                   account value multiplied by the death benefit         account value or the account value multiplied
                          corridor factor.                                      by the death benefit corridor factor.

TARGET DEATH              Stated death benefit plus adjustable term             Stated death benefit plus adjustable term
BENEFIT                   insurance rider benefit.  This amount remains         insurance rider benefit.  This amount remains
                          level throughout the life of the policy.              level throughout the life of the policy.

TOTAL DEATH               This is the total death proceeds. It is the greater   This is the total death proceeds. It is the greater
BENEFIT                   of the target death benefit or the base death         of the target death benefit plus the account
                          benefit.                                              value or the base death benefit.

ADJUSTABLE                The adjustable term insurance rider benefit is        The adjustable term insurance rider benefit is
TERM INSURANCE            the total death benefit minus base death benefit      the total death benefit minus the base death
RIDER BENEFIT             but it will not be less than zero. If the account     benefit, but it will not be less than zero. If the
                          value multiplied by the death benefit corridor        account value multiplied by the death benefit
                          factor is greater than the stated death benefit,      corridor factor is greater than the stated death
                          the adjustable term insurance benefit will be         benefit plus the account value, the adjustable
                          decreased. It will be decreased so that the sum       term insurance rider benefit will be decreased.
                          of the base death benefit and the adjustable          It will be decreased so that the sum of the base
                          term insurance rider benefit is not greater than      death benefit and the adjustable term insurance  the
                          target death benefit. If the base death               rider benefit is not greater than the target death
                          benefit becomes greater than the target death         benefit plus the account value. If the base
                          benefit, then the adjustable term insurance rider     death benefit becomes greater than the target
                          benefit is zero.                                      death benefit plus the account value, then the
                                                                                adjustable term insurance rider benefit is zero.



BASE DEATH BENEFIT

Your base death benefit can be different from your stated death benefit as a result of:
     o   your choice of death benefit option;
     o   a change in your death benefit option;
     o increases to satisfy the federal income tax law definition of life insurance;
     o   partial withdrawals;
     o   increases or decreases in the stated death benefit; or
     o   a transaction which causes the base death benefit to change.


As long as your policy is in force, we will pay the death proceeds to your beneficiary when the insured person dies. The beneficiary(ies) is(are) the person (people) you name to receive the death proceeds from your policy. The death proceeds are:
     o   your base death benefit; plus
     o   any rider benefits; minus
     o   your outstanding policy loan with accrued loan interest; minus
     o outstanding policy charges due before the insured person's date of death.

There could be outstanding policy charges if the insured dies while your policy is in the grace period, or three-year special continuation period.

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DEATH BENEFIT OPTIONS

You have a choice of two death benefit options: option 1 or option 2 (described below). Your choice may result in your having a base death benefit which is greater than your stated death benefit. You may change your death benefit option after the policy date and before the continuation of coverage feature begins. SEE CHANGES IN DEATH BENEFIT OPTIONS, PAGE 25.

Under death benefit option 1, your base death benefit is the greater of:

     1.  your stated death benefit on the date of the insured person's death; or

     2. your account value on the date of the insured person's death multiplied by the appropriate factor from the definition of life insurance factors shown in Appendix A or B.

Under death benefit option 2, your base death benefit is the greater of:

     1. your stated death benefit plus your account value on the date of the insured person's death; or

     2. your account value on the date of the insured person's death multiplied by the appropriate factor from the definition of life insurance factors shown in Appendix A or B.

Under option 1 positive investment performance is generally reflected in a reduced net amount at risk. This lowers your policy's total cost of insurance charges. Option 1 offers insurance coverage that is a set amount with potentially lower cost of insurance charges over time. You should choose option 2 if you want to have investment performance reflected in your insurance coverage.

Federal income tax law requires that your death benefit be at least as much as your account value multiplied by a factor defined by law. This factor is based on:
     o   the insured person's age;
     o   the insured person's gender; and
     o the test you chose for the federal income tax law definition of life insurance.


We will adjust your policy to continue to qualify as life insurance under the federal income tax laws in existence at the time the policy was issued.

CHANGES IN DEATH BENEFIT OPTIONS

You may request a change in your death benefit option 1 or 2 after the policy date and before the continuation of coverage feature. Your death benefit option change is effective on your next monthly anniversary after we accept and approve your requested change, so long as at least five days remain before your monthly anniversary. If fewer than five days remain before your monthly anniversary, your death benefit option change is effective on your next monthly anniversary.

After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can note the change in your schedule. A death benefit option change applies to your entire stated or base death benefit.

For you to change from death benefit option 1 to option 2, you must provide to us proof that the insured person is insurable under our normal rules of underwriting for your policy class, except in Florida. Changing your death benefit option may reduce or increase your target death benefit, as well as your stated death benefit.

We may not allow you to change the death benefit option if it reduces the target or stated death benefit below the minimum we require to issue your policy.

On the effective date of your option change, your stated death benefit is changed as follows:


Change       Change      Stated Death Benefit
 From           To       Following Change:
------       --------    ----------------
Option 1     Option 2    your stated death benefit
                         before the change minus
                         your gross account value as
                         of the effective date of the
                         change.

Option 2     Option 1    your stated death benefit
                         before the change plus your
                         gross account value as of the
                         effective date of the change.

We increase or decrease your stated death benefit to keep the net amount at risk the same on the date you

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change your death benefit option. Additionally, there is no change to the amount of term insurance if you have an adjustable term insurance rider. SEE COST OF INSURANCE CHARGE, PAGE 48.

If you change your death benefit option, we adjust the stated death benefit for each of your segments by allocating your account value to each benefit segment. For example, if you change from death benefit option 1 to option 2, your stated death benefit is decreased by the amount of your account value allocation to that segment. If you change from death benefit option 2 to option 1, your stated death benefit is increased by the amount allocated to that segment. We do not impose a surrender charge for any decrease in your stated death benefit due to your changing your death benefit option. There is no change to the target premium. SEE SURRENDER CHARGE, PAGE 50.

If the insured person is 100 years of age or older and the continuation of coverage feature is in effect, death benefit option 2 is not available.

CHANGES IN DEATH BENEFIT AMOUNTS

You may want to increase the target or stated death benefit under your policy. You may do this while your policy is in force and before the policy anniversary when the insured person turns age 86. You may request a decrease in the stated death benefit only after your first policy anniversary.

Contact our customer service center to request an increase or decrease in your policy death benefit. The request is effective as of the next monthly processing date after we receive your request and approve it, unless there are underwriting or other requirements which must be met before your request is effective. Any requested change in your coverage must be for at least $1,000.

After we approve your request, we will send you a new schedule page for your policy which includes the:
     o   stated death benefit;
     o   benefit under applicable riders;
     o   guaranteed cost of insurance rates of each segment;
     o   guideline annual premium;
     o   new surrender charge; and
     o   target death benefit schedule.

Keep the new schedule with your policy. We may ask you to send your policy to us so that we can note the change in your schedule.

We may not approve a requested change because it will disqualify your policy as life insurance under the applicable federal income tax law. If we disapprove a change for any reason, we provide you with a notice of our decision. SEE TAX CONSIDERATIONS, PAGE 56.

If you decrease your death benefit, you may not decrease your stated death benefit below $50,000 or the minimum we require to issue your policy.

There may be tax consequences as a result of a decrease in your death benefit, as well as a possible surrender charge. SEE TAX STATUS OF THE POLICY, PAGE 56 AND MODIFIED ENDOWMENT CONTRACTS, PAGE 58.

Requested reductions in the death benefit will first be applied to decrease the target death benefit. We decrease your stated death benefit only after your adjustable term insurance rider coverage is reduced to zero. If you have more than one segment, we divide subsequent decreases in stated death benefit among your benefit segments pro rata unless state law requires differently. You must provide satisfactory evidence that the insured person is still insurable in order to increase your death benefit.

Unless you tell us differently, we assume any request you make for an increase in your target death benefit is also a request for an increase to the stated death benefit. Thus, the amount of your adjustable term insurance rider will not change. You may change the target death benefit only once in a policy year.

The initial, or first segment, is the stated death benefit on the effective date of the policy. An increase in the stated death benefit (other than one caused by an option change) will cause a new segment to be created. The segment year begins on the segment effective date and ends one year later. The following may apply to each new segment:
     o a new minimum annual premium during the first three years of your policy;
     o   a new sales charge;
     o   new surrender charges;
     o   new cost of insurance charges, guaranteed and current;
     o   a new incontestability period;
     o   a new suicide exclusion period; and
     o   a new target premium.


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A requested increase in your stated death benefit creates a new segment. Once we create a new segment, it is permanent unless state law requires differently. If an option change causes the stated death benefit to increase, no new segment is created. Instead, the size of each existing segment(s) is(are) changed. If it causes the stated death benefit to decrease, each segment is decreased.

To determine the applicable sales charge, premiums you pay after an increase are applied to your policy segments in the same proportion as the guideline annual premiums for each segment bears to the sum of the guideline annual premiums for all segments. For each coverage segment, your schedule shows your guideline annual premiums.

We allocate the net amount at risk among segments in the same proportion that each segment bears to the total stated death benefit.

GUARANTEED MINIMUM DEATH BENEFIT

Usually, how long your policy remains in force depends on your policy's net cash surrender value. Because we deduct charges monthly from your net cash surrender value, your coverage lasts only as long as your net cash surrender value is enough to pay these charges and your account value is more than your loan interest due during the special continuation period. Your account value and the length of time your policy remains in force depend on:

     1.  timing and amount of any premium payments;

     2.  the investment performance of the variable divisions;

     3.  the interest you earn in the guaranteed interest division;

     4.  the amount of your monthly charges;

     5.  partial withdrawals you take; and

     6.  loan activity you may have.

The guaranteed minimum death benefit may only be put in force at the issue or your policy. This option extends the period that your policy's stated death benefit remains in effect even if the variable divisions have poor investment performance. See your policy to determine how your benefits are affected in this situation. It has a guarantee period that lasts until the later of ten policy years or until the insured person is age 65.

The guaranteed minimum death benefit coverage does not apply to any riders, including the adjustable term insurance rider. Therefore, if your net cash surrender value is not enough to pay the deductions as they come due on your policy and if your policy is no longer in the special continuation period, only the stated death benefit portion of your coverage is guaranteed to stay in force. See your policy to determine how your benefits are affected in this situation. SEE LAPSE, PAGE 37.

The guaranteed minimum death benefit is not available in some states.

REQUIREMENTS TO MAINTAIN THE GUARANTEE PERIOD

To qualify for the guaranteed minimum death benefit you must pay an annual premium higher than the minimum annual premium. This higher premium is called the guarantee period annual premium. The guarantee period monthly premium is equal to one-twelfth of the guarantee period annual premium. Your net account value must also meet certain diversification requirements.

Your guarantee period annual premium depends on:
     o   your policy's stated death benefit;
     o the insured person's age, gender, premium class and underwriting characteristics;
     o   the death benefit option you chose;
     o   additional rider coverage on your policy; and
     o   other additional benefits on your policy.

At each monthly processing date we test to see if you have paid enough premium to keep your guarantee in place. We calculate:
     o   actual premiums paid; minus
     o   the amount of any partial withdrawals you make; minus
     o policy loans you take with accrued loan interest. This amount must equal or exceed;
     o the sum of the guarantee period monthly premium payments for each policy month starting with your first policy month through the end of the policy month that begins on the current monthly processing date.

You must continually meet the requirements of the guarantee period for this feature to remain in effect. We show the guarantee period annual premium on your policy schedule. If your policy benefits increase, the guarantee period annual premium

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increases. If your policy fails to meet this test on any monthly processing date, the guarantee period ends, and thus the guaranteed minimum death benefit lapses.

The guarantee period ends if your net account value on any monthly processing date is not diversified as follows:

     1. you must invest your net account value in at least five investment divisions; and

     2. you may invest no more than 35% of your net account value in any one division.

Your policy will continue to meet the diversification requirements if:

     1. you have automatic rebalancing and you meet the two diversification tests listed above; or

     2. you have dollar cost averaging which results in transfers into at least four additional investment divisions with no more than 35% of any transfer directed to any one division.

SEE DOLLAR COST AVERAGING, PAGE 33, AND AUTOMATIC REBALANCING, PAGE 34.

If you fail to satisfy either the premium test or the diversification test and you do not correct it, this feature terminates. We will not send you notice that the guaranteed minimum death benefit has lapsed if you fail to satisfy either of these tests. If you choose to activate the guaranteed minimum death benefit, you must make sure your policy satisfies the premium test and diversification test. Once it terminates, you cannot reinstate the guaranteed minimum death benefit feature. The guaranteed period annual premium then no longer applies to your policy.

ADDITIONAL BENEFITS

Your policy may include additional benefits, which we attach by rider. A rider changes benefits under your policy and may or may not add an additional cost to your policy. If applicable, we deduct a monthly charge from your account value for each rider you choose. You may cancel these rider benefits at any time. If you choose any of these benefits your policy will include the details. Not all riders are available for all policies. You may schedule your term rider coverage to increase or decrease at issue. If you want to increase your scheduled benefits after issue of your rider, new guidelines may apply. Scheduled benefits are the kind and amount of benefits you choose under your policy over a stated period of time.

Periodically we may offer other riders than those listed here. You should contact your registered representative for a complete list of the riders now available.

SEE MODIFIED ENDOWMENT CONTRACTS, PAGE 58, FOR INFORMATION ON THE POSSIBLE TAX EFFECTS OF ADDING OR CANCELING THESE BENEFITS.

ADJUSTABLE TERM INSURANCE RIDER

You may increase your death proceeds by adding an adjustable term insurance rider on the insured person's life. As the name suggests, the adjustable term insurance rider adjusts over time.

You specify a target death benefit when you apply for this rider. The target death benefit can be level or can be scheduled to change at the beginning of any policy year. We generally restrict your target death benefit to an amount not more than ten times your stated death benefit at issue. In other words, if your stated death benefit is $100,000, then the maximum amount of target death benefit we allow you is $1,000,000.

The death benefit for the adjustable term insurance rider is the difference between your total death benefit and your base death benefit. The death benefit automatically adjusts daily as your base death benefit changes. Total death benefit depends on which death benefit option is in effect:

     OPTION 1: If option 1 is in effect, the total death benefit is the greater of:

                  a.  the target death benefit; or
                  b. the account value multiplied by the appropriate factor from the death benefit corridor factors in the policy.

     OPTION 2: If option 2 is in effect, the total death benefit is the greater of:

                  a.  the target death benefit plus
                      the account value; or
                  b. the account value multiplied by the appropriate factor from the death benefit corridor factors in the policy.

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For example, under option 1, assume your base death benefit increases as a result of an increase in your account value. The adjustable term insurance rider adjusts to provide death proceeds equal to your total death benefit in each year:


  Base Death   Total Death        Adjustable Term
   Benefit       Benefit      Insurance Rider Amount
   -------       -------      ----------------------
   $201,500      $250,000             $48,500
    202,500       250,000              47,500
    202,250       250,000              47,750

It is possible that the amount of your adjustable term insurance may be zero if your base death benefit increases enough. Using the same example, if the base death benefit under your policy grew to $250,000 or more, the adjustable term insurance would be zero.

The adjustable term insurance can never be less than zero. Even when the adjustable term insurance is reduced to zero, your rider remains in effect until you remove it from your policy. Therefore, if later the base death benefit is reduced below your target death benefit, the adjustable term insurance rider amount reappears to maintain the total death benefit.

You may change the target death benefit schedule after it is issued, based on our rules. SEE CHANGES IN DEATH BENEFIT AMOUNTS, PAGE 26.

We may deny any future, scheduled increases to your target death benefit if you cancel a scheduled change, or if you ask for an unscheduled decrease in your target death benefit.

Partial withdrawals, changes from death benefit option 1 to death benefit option 2, and base decreases may reduce the amount of your target death benefit. SEE PARTIAL WITHDRAWALS, PAGE 36, AND CHANGES IN DEATH BENEFIT OPTIONS, PAGE 25.

There is no defined premium for a given amount of adjustable term insurance coverage. Instead, we deduct a monthly cost of insurance charge from your account value. The cost of insurance for this rider is calculated as the monthly cost of insurance rate for the rider coverage multiplied by the adjustable term death benefit in effect that month. The cost of insurance rates will be determined by us from time to time. They will be based on the issue age, gender, and premium class of the person insured, as well as the length of time since your policy date. The monthly guaranteed maximum cost of insurance rates for this rider will be in the policy. SEE COST OF INSURANCE CHARGE, PAGE 48.

There are no sales or surrender charges for this coverage. This means that an increase in your target death benefit which does not increase your stated death benefit does not increase the total surrender charge for your policy. Further, a decrease in your adjustable term insurance rider coverage does not cause a surrender charge to be assessed. If the target death benefit schedule is increased by you after the rider is issued, we use the same rates for the entire coverage for this rider. These rates are based on the original premium class even though satisfactory new evidence of insurability is given to us for the increased schedule.

ADDITIONAL INSURED RIDER

This rider provides death benefits upon the death of immediate family members other than the insured person. You may add up to nine additional insured person riders to your policy. We require proof of insurability for each additional insured person. The minimum amount of coverage for each rider is $10,000. The maximum coverage for all additional insured persons is five times your policy's stated death benefit.

RIGHT TO CHANGE INSURED RIDER

This rider allows you to change the insured person under your policy. You must provide satisfactory evidence of insurability for the insured person. A change of the insured person may have federal income tax consequences. If you change the insured person, the cost of your future insurance charges may change, but your account value remains the same as of the date you make this change. Changing the insured person also means that there will be new contestability and suicide periods. There is no charge for this rider.

WAIVER OF COST OF INSURANCE RIDER

If the insured person becomes totally disabled while your policy is in force, this rider provides that we waive the monthly expense charges, cost of insurance charges, and rider charges during the disability. This means that we do not deduct these amounts from your account value. You must meet all of our requirements for this rider to apply. If you add this rider to your policy, you may not add the waiver of specified premium rider.

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WAIVER OF SPECIFIED PREMIUM RIDER

If the insured person becomes disabled while your policy is in force, this rider provides that we credit a specified premium amount monthly to your policy during the total disability of the insured person. There is a waiting period before this benefit applies. In your application, you select the amount of premium we credit subject to our limits. If you add this rider to your policy, you may not add the waiver of cost of insurance rider.


SPECIAL FEATURES

POLICY MATURITY

If the insured person reaches age 100 and you do not want to use the continuation of coverage feature, you may surrender the policy for the net account value. Your policy then ends. Some part of this payment may be taxable. You should consult your tax adviser.

RIGHT TO EXCHANGE POLICY

During the first 24 months after your policy date, you have the right to exchange your policy to a guaranteed policy, unless state law requires differently. To do this, we transfer the amount you have in the variable divisions to the guaranteed interest division. We allocate all of your future net premiums only to the guaranteed interest division. We do not allow any future payments or transfers to the variable divisions when you exercise this right.

We will not charge you for the transfer to make this exchange. SEE THE GUARANTEED INTEREST DIVISION, PAGE 19.

CONTINUATION OF COVERAGE

The continuation of coverage feature allows insurance coverage to continue in force beyond when the insured person reaches age 100. If you choose to allow the continuation of coverage feature to become effective, we:
     o transfer your net account value (excluding the amount in the loan division) into the guaranteed interest division;
     o charge a one-time $200 administrative fee to your policy to cover future expenses;
     o   terminate all riders;
     o convert death benefit option 2 to death benefit option 1, if applicable; and
     o terminate investment features such as dollar cost averaging and automatic rebalancing.

When the insured person reaches age 100, if an adjustable term insurance rider is in effect, the target death benefit becomes the stated death benefit. All riders, including the adjustable term insurance rider, then terminate. If you have no adjustable term insurance rider coverage, your stated death benefit is unchanged. You may make no further premium payments.

Your insurance coverage continues in force until the insured person's death, unless the policy lapses or is surrendered. However, we deduct no further cost of insurance charges. Your monthly deductions also cease when continuation of coverage begins. SEE CONTINUATION OF COVERAGE ADMINISTRATIVE FEE, PAGE 49.

Your net account value may not be transferred into the variable divisions after the insured person reaches age 100.

During the continuation of coverage period, you may take policy loans or partial withdrawals from your policy. If we are paying a persistency refund on the guaranteed interest division, and your policy is in the continuation of coverage period, we credit you with the persistency refund. SEE PERSISTENCY REFUND, PAGE 50.

If you have outstanding policy loans, interest continues to accrue. If you fail to make sufficient loan payments or loan interest payments, it is possible that the loan plus accrued interest may become greater than your account value and cause your policy to lapse. To avoid this, you may repay loans and make loan interest payments during the continuation of coverage period. However, we will not accept any additional premium payments.

If you wish to stop coverage after the continuation of coverage feature begins, you may surrender your policy and receive the net account value. There is no surrender charge after the insured person reaches age 100. All normal consequences of surrender apply. SEE SURRENDER, PAGE 39, AND SURRENDER CHARGE, PAGE 50.

The continuation of coverage feature may not be available in all states. If a state has approved this feature, it is an automatic feature and you do not need to take any action to activate it.

The tax consequences of coverage continuing beyond when the insured person reaches age 100 are uncertain. You should consult a tax adviser as to those consequences.

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POLICY VALUES

ACCOUNT VALUE

Your account value is the total amount you have in the guaranteed interest division, the variable divisions, and the loan division. Your account value reflects:
     o   net premiums;
     o   deductions for charges;
     o   partial withdrawals;
     o   investment performance of the variable divisions;
     o interest earned on the amount you have in the guaranteed interest division; and
     o   interest earned on the amounts you have in the loan division.

NET ACCOUNT VALUE

Your policy's net account value is your account value minus the amount of your outstanding policy loans and accrued loan interest.

CASH SURRENDER VALUE

Your cash surrender value is your account value minus any surrender charge.

NET CASH SURRENDER VALUE

Your net cash surrender value is your cash surrender value minus the amount of your outstanding policy loans and accrued loan interest.

DETERMINING THE VALUE IN THE VARIABLE DIVISIONS

The amounts included in the variable divisions are measured by accumulation units and accumulation unit values.

The value of a variable division is the accumulation unit value for that division times the number of accumulation units you own in that division. Each variable division has a different accumulation unit value.

You purchase accumulation units of a division whenever you allocate premium or make transfers to that division. This includes transfers from the loan division.



We redeem accumulation units from the variable divisions:
     o   when you take a partial withdrawal;
     o when amounts are transferred from a variable division (including transfers to the loan division);
     o   for the monthly deductions from your account value;
     o   for policy transaction charges;
     o   for surrender charges;
     o   on surrender; and
     o   to pay the death benefit when the insured person dies.

We calculate the number of variable division accumulation units purchased or redeemed by:

     1.  dividing the dollar amount of your transaction by:

     2. the division's accumulation unit value calculated at the close of business on the valuation date of the transaction.

The accumulation unit value is the value of an accumulation unit determined as of each valuation date. The accumulation unit value of each division varies with the investment performance of the matching portfolio. It reflects:
     o   investment income;
     o   realized and unrealized capital gains and losses;
     o   investment portfolio expenses; and
     o daily mortality and expense risk charges we take from the variable account.

SEE HOW WE CALCULATE ACCUMULATION UNIT VALUES FOR EACH DIVISION, PAGE 32.

The date of a transaction is the date we receive your premium, an acceptable request or other transaction request at our customer service center, so long as the date of receipt is a valuation date. Each valuation date ends at 4:00 p.m. Eastern time. We use the accumulation unit value which is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

We take monthly deductions from your account value as of the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

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The value of amounts allocated to the variable divisions goes up or down depending on investment performance.

FOR AMOUNTS IN THE VARIABLE DIVISIONS, THERE IS NO GUARANTEED MINIMUM CASH
VALUE.

HOW WE CALCULATE ACCUMULATION UNIT VALUES FOR EACH DIVISION

We determine accumulation unit values for the variable divisions on each valuation date.

We generally set the accumulation unit value for a division at $10 on the date when the division is first opened and begins accepting amounts. After that, the accumulation unit value on any valuation date is:

     1. the accumulation unit value for the preceding valuation date multiplied by

     2. the accumulation experience factor for that division for the valuation period.

Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date.

We calculate an accumulation experience factor for each investment division every valuation date as follows:

     1. We take the share value of the underlying portfolio shares in the division as reported to us by the investment portfolio managers as of the close of business on that valuation date.

     2. We add dividends or capital gain distributions declared per share and reinvested by the investment portfolio on the date that the share value is affected. If applicable, we subtract a charge for taxes from this amount.

     3. We divide the remaining amount by the value of the shares in the underlying investment portfolio for the variable division at the close of business on the previous valuation date.

     4. We then subtract a charge for the mortality and expense risk which we assume under your policy. The daily charge is .002055% of the accumulation unit value. This is an annual rate of .75% of the accumulation unit value. If the previous day was not a valuation date, the charge is multiplied by the additional number of days since the prior valuation date.

The result of these calculations is the accumulation experience factor for the valuation period.


TRANSFERS OF ACCOUNT VALUE

You may make up to twelve free transfers among the variable divisions, or the guaranteed interest division, in each policy year. You may not make transfers until after your free look period ends if your state requires a refund of premium during the free look period. We do not limit your number of transfers, but we charge a $25 fee for each transfer that you make after the first twelve in each policy year. We do not include transfers for automatic rebalancing or dollar cost averaging toward your twelve free transfers.

You may make transfer requests in writing, or by telephone if you have telephone privileges, to our customer service center. You may not make transfers during the continuation of coverage period. Your transfer takes effect on the valuation date we receive your request. The minimum amount you may transfer is $100. This minimum does not need to come from one division or be transferred to one division as long as the total amount you transfer is at least $100. However, if the amount remaining in a variable division is less than $100 when you make a transfer request, we transfer the entire amount out of that division.

EXCESSIVE TRADING

Excessive trading activity can disrupt investment portfolio management strategies and increase portfolio expenses. Thus, we limit excessive transfer activity.

Excessive transfers may cause:
     o   increased trading and transaction costs;
     o   disruption of planned investment strategies;
     o   forced and unplanned portfolio turnover;
     o   lost opportunity costs; and
     o the investment portfolios to have large asset swings that decrease their ability to provide maximum investment return to all policyowners.

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In response to excessive trading, we may place restrictions or refuse transfers made by third-party agents acting on behalf of owners such as a market timing service. We will refuse or place restrictions on transfers when we determine, in our sole discretion, that transfers are harmful to the investment portfolios, or to policyowners as a whole.

GUARANTEED INTEREST DIVISION TRANSFERS

You may transfer from the guaranteed interest division only in the first 30 days of each policy year. Transfer requests received within 30 days before your policy anniversary are deemed to occur on your policy anniversary. A request received by us within 30 days after your policy anniversary is effective as of the valuation date we receive it. Transfer requests made at any other time will not be processed.

Transfers from the guaranteed interest division are limited to the largest of:
     o 25% of your guaranteed interest division balance at the time of your first transfer or withdrawal out of it in that policy year;
     o the sum of the amounts you have transferred and withdrawn from the guaranteed interest division in the prior policy year; or
     o   $100.

Transfers of your account value into the guaranteed interest division are not restricted.


DOLLAR COST AVERAGING

If your policy has at least $10,000 invested in either the Fidelity VIP Money Market Portfolio, or the Neuberger Berman AMT Limited Maturity Bond Portfolio, you can elect dollar cost averaging. The main goal of dollar cost averaging is to protect your policy values from short-term price changes.

DOLLAR COST AVERAGING DOES NOT ASSURE A PROFIT NOR DOES IT PROTECT YOU AGAINST A LOSS IN A DECLINING MARKET.

This systematic plan of transferring account values is intended to reduce the risk of investing too much when the price of an investment portfolio's shares is high. It also reduces the risk of investing too little when the price of an investment portfolio's shares is low.

Since you transfer the same dollar amount to other divisions each period, you purchase more units in a division if the unit value is low, and you purchase fewer units if the unit value is high.

You may add dollar cost averaging to your policy at any time. The first dollar cost averaging date must be at least five days after we receive your dollar cost averaging request. Dollar cost averaging cannot begin until after the end of your free look period if your state requires refund of all premiums paid during the free look period.

With dollar cost averaging, you designate either a dollar amount, or a percentage of your account value, for automatic transfer from either the division invested in either the Fidelity VIP Money Market Portfolio or the Neuberger Berman AMT Limited Maturity Bond Portfolio for automatic transfer. Each period, we automatically transfer the amount you select from your chosen source division to one or more other variable divisions. You may not make transfers to or from the guaranteed interest division or the loan division under dollar cost averaging.

The minimum percentage you may transfer to any one division is 1% of the total amount you transfer to all divisions you select. You must transfer at least $100 for each dollar cost averaging transfer.

Dollar cost averaging may occur on the same day of the month either monthly, quarterly, semi-annually, or annually. Unless you tell us otherwise, dollar cost averaging automatically takes place monthly, on the monthly processing date.

We do not count dollar cost averaging transfers toward your twelve free transfers per policy year. There is no charge for this feature.

You may have both dollar cost averaging and automatic rebalancing at the same time. The dollar cost averaging division from which your transfer will be taken cannot be included in your automatic rebalancing program.

CHANGING DOLLAR COST AVERAGING

You may change your dollar cost averaging program one time per policy year. If you have telephone privileges, you may make changes to the dollar cost averaging program by telephoning our customer service center. SEE TELEPHONE PRIVILEGES, PAGE 42.

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TERMINATING DOLLAR COST AVERAGING

You may cancel dollar cost averaging by sending satisfactory notice to our customer service center. We must receive it at least five days before the next dollar cost averaging date.

Dollar cost averaging will terminate if:

     1.  you specify a termination date; or

     2. your balance remaining in the division from which your dollar cost averaging transfers are taken reaches a dollar amount you set; or

     3. on any dollar cost averaging date, the amount in the division from which you want to make a transfer is equal to or less than the amount to be transferred. We will transfer the remaining amount and dollar cost averaging ends.


AUTOMATIC REBALANCING

Automatic rebalancing provides you with a method for maintaining a consistent approach to investing account values over time, and simplifying the process of asset allocation by dividing amounts among the investment options you have chosen.

Transfers made for automatic rebalancing do not count toward your twelve free transfers per policy year. There is no charge for this feature.

If you choose this feature, on each rebalancing date we transfer amounts among the divisions to match your pre-set automatic rebalancing allocation percentages. After the transfers, the ratio of your account value in each division to your total account value for all divisions included in automatic rebalancing matches the automatic rebalancing allocation percentage for that division. This action rebalances the amounts in the investment divisions that do not match your set allocation. This happens if an investment division outperforms other divisions for that time period.

You may choose the automatic rebalancing feature on your application or later by completing our customer service form. Automatic rebalancing may occur on the same day of the month either monthly, quarterly, semi-annually, or annually. If you do not specify, automatic rebalancing will occur quarterly.

If you choose automatic rebalancing on your policy application, the first transfer occurs on the date you select (after your free look period if your state requires return of all premiums paid during the free look period). If you elect this feature after your policy date, we process the first transaction on the date you have requested. If you requested no date, processing is on the last valuation date of the calendar quarter we receive your notice at our customer service center.

When you choose automatic rebalancing allocations, you may choose up to eighteen total investment divisions. SEE MAXIMUM NUMBER OF INVESTMENT DIVISIONS, PAGE 20.

You may have both automatic rebalancing and dollar cost averaging at the same time. The division from which your dollar cost averaging transfers are taken cannot be included in your automatic rebalancing allocating program. You may not include the loan division in your automatic rebalancing allocations.

CHANGING AUTOMATIC REBALANCING

You may change your allocation percentages for automatic rebalancing at any time. Your allocation change is effective on the valuation date that we receive it at our customer service center. If you reduce the amount allocated to the guaranteed interest division, it is considered a transfer from that division. You must meet the requirements for the maximum transfer amount and time limitations on transfers from the guaranteed interest division. SEE TRANSFERS OF ACCOUNT VALUE, PAGE 32.

If you have automatic rebalancing and the guaranteed minimum death benefit and you ask for an allocation which does not meet the guaranteed minimum death benefit diversification requirements, we will notify you that the allocation needs to be changed and ask you for revised instructions.

TERMINATING AUTOMATIC REBALANCING

You may terminate automatic rebalancing at any time, as long as we receive your notice of termination at least five days before the next automatic rebalancing date. If you have the guaranteed minimum death benefit and you terminate the automatic rebalancing feature, you still must meet the diversification requirements of your net account value for the guarantee period to continue. SEE GUARANTEED MINIMUM DEATH BENEFIT, PAGE 27.

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POLICY LOANS

You may borrow against your policy at any time after the first monthly processing date by using your policy as security for a loan, or as otherwise required by law. The amount you borrow is called a policy loan. Your policy loan is:

     1.  the total amount you borrow from your
         policy; plus

     2.  any policy loan interest that is capitalized when due; minus

     3.  policy loan repayments you make.

Unless state law requires differently, any new policy loan you take must be at least $100. The maximum amount you can borrow on any valuation date, unless required differently by state law, is your net cash surrender value minus the monthly deductions to your next policy anniversary.

Your request for a policy loan must be directed to our customer service center. If you have telephone privileges, you may request a policy loan for less than $25,000 by telephoning our customer service center. SEE TELEPHONE PRIVILEGES, PAGE 42.

Based on our administrative system, we may have other rules for policy loans. For example, we may require that your loan request be for a dollar amount rather than a percentage to be taken from a specific division.

Loan interest charges on your policy loan accrue daily at an annual interest rate of 4.75%. Interest is due in arrears on each policy anniversary. If you do not pay your interest when it is due, we add it to your policy loan on your policy anniversary.

If you request an additional loan, we add the amount you request to your existing outstanding policy loan. This way, there is only one loan outstanding on your policy at any time.

You may repay all or part of your policy loan at any time while your policy is in force. We assume that any payments you make, other than your scheduled premiums, are policy loan repayments. You must tell us otherwise if you want us to consider additional payments as premiums.


When you request a loan you may specify one investment division from which the loan will be taken. If you do not specify one, the loan will be taken proportionately from each active investment division you have.

When you take a policy loan, we transfer an amount equal to your policy loan amount from the variable and the guaranteed interest divisions in the same proportion they represent of your total net account value to the loan division. We follow this same process for loan interest in the amount due at your policy anniversary. We credit the loan division with interest at an annual rate of 4%.

The loan division is part of our general account, separate from the guaranteed interest division. When we make transfers to the loan division, we redeem sufficient units of the variable divisions to cover the amount of the loan which you take from the variable account. Unless you tell us otherwise, we deduct the amount transferred from each division in the same proportion that your account value in that division has to your net account value immediately before the loan transaction. We determine the amounts in each division as of the valuation date when we receive your loan request.

Policy loans may cause your policy to lapse if your net cash surrender value is not enough to pay all deductions each month. SEE LAPSE, PAGE 37.

Any policy loans you take may have tax consequences. SEE DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS, PAGE 58, AND DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS, PAGE 58.

LOAN REPAYMENT

We transfer the amount of interest credited to the loan division for a policy year from the loan division on your policy anniversary. When you make a loan repayment, we transfer an amount equal to your repayment from the loan division up to the amount of your policy loan. Unless you tell us otherwise, we allocate these transfers among the variable divisions and the guaranteed interest division in the same proportion as your current premium allocation.

LOANS AND YOUR BENEFITS

Taking a loan decreases the amount you have in the variable divisions. Accruing loan interest will

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change your net account value as compared to what it would have been if you did not take a loan.

Even if you repay your loan, it has a permanent effect on your account value. This means that the benefits under your policy may be affected.

The loan is a first lien on your policy. This means we deduct your outstanding policy loan and accrued loan interest from the death benefit payable and the cash surrender value payable on surrender.

Failure to repay your loan may affect the guaranteed minimum death benefit feature and the length of time your policy remains in force. The policy lapses (FOR EXCEPTIONS, SEE SPECIAL CONTINUATION PERIOD, PAGE 22 AND GUARANTEED MINIMUM DEATH BENEFIT, PAGE 27) when the cash surrender value minus policy loans and accrued loan interest is not enough to cover your monthly deductions. If your policy lapses with a loan outstanding, you may have adverse tax consequences. SEE DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS, PAGE 58, AND DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS, PAGE 58.

If you use the continuation of coverage feature and you have a policy loan, loan interest continues to accrue. If you do not make loan payments your policy could lapse.

If you do not repay your policy loan, we deduct the outstanding policy loan amount and accrued loan interest from the death benefits payable, or the cash surrender value payable upon surrender.



PARTIAL WITHDRAWALS

You may request a partial withdrawal on any valuation date after your first policy anniversary by contacting our customer service center. If you request partial withdrawals by telephone, the partial withdrawal must be for an amount less than $25,000 and may not cause a decrease in your death benefit; otherwise, your partial withdrawal request must be in writing. SEE TELEPHONE PRIVILEGES, PAGE 42.

You may take only one partial withdrawal per policy year. We may set rules on partial withdrawals, based on our administrative system. For example, we may require that you specify a dollar amount rather than a percentage to be taken from a specific division. The minimum partial withdrawal you may take is $100. The maximum partial withdrawal you may take is the amount which leaves $500 as your net cash surrender value. If you request a withdrawal of more than this maximum, we require you to surrender your policy. When you take a partial withdrawal, we deduct your withdrawal amount plus a service fee from your account value. If applicable, we deduct a surrender charge from your account value if your partial withdrawal causes a reduction in your stated death benefit. SEE CHARGES, DEDUCTIONS AND REFUNDS, PAGE 46.

Partial withdrawals may have adverse tax consequences. SEE DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS, PAGE 58; AND DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS, PAGE 58.

PARTIAL WITHDRAWALS UNDER DEATH BENEFIT OPTION 1

If you selected death benefit option 1, and if no more than fifteen years have passed since your policy date and the insured person is not yet age 81, you may make a partial withdrawal of up to the greater of 10% of your account value, or 5% of your stated death benefit without decreasing the stated death benefit. Any additional amounts you withdraw will reduce your stated death benefit by the amount of the withdrawal.

PARTIAL WITHDRAWALS UNDER DEATH BENEFIT OPTION 2

If you have selected death benefit option 2, a partial withdrawal does not reduce your stated death benefit or target death benefit. However, we reduce the total death benefit by at least the partial withdrawal amount because your account value is reduced.

STATED DEATH BENEFIT AND TARGET DEATH BENEFIT REDUCTIONS

Generally, we reduce the stated death benefit by the amount of the partial withdrawal. A partial withdrawal may reduce your target death benefit.

Partial withdrawals do not reduce the stated death benefit if your base death benefit has been increased to qualify your policy as life insurance under the federal income tax laws, if you withdraw an amount that is no greater than the amount that reduces your account value to a level which no longer requires your base death benefit to be increased to qualify as life insurance for federal income tax law purposes. SEE TAX STATUS OF THE POLICY, PAGE 56.

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We require a minimum stated death benefit and a minimum target death benefit to issue your policy. You are not allowed to take a partial withdrawal if it reduces your stated death benefit or target death benefit below this minimum. SEE GROUP OR SPONSORED ARRANGEMENTS OR CORPORATE PURCHASERS, PAGE 56.

PARTIAL WITHDRAWAL MECHANICS

Unless you tell us otherwise, we will make a partial withdrawal from the guaranteed interest division and the variable divisions in the same proportion that each division has to your net account value immediately before your withdrawal. The amount withdrawn from the guaranteed interest division may not be for more than your total withdrawal multiplied by the ratio of your account value in the guaranteed interest division to your total net account value immediately before the partial withdrawal transaction.

We will send a new schedule page for your policy showing the effect of your withdrawal if there is any change to your stated death benefit or your target death benefit.

To make this change, we may ask that you return the policy to our customer service center. Your withdrawal and any reductions in the death benefits are effective as of the valuation date on which we receive your request. SEE DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS, PAGE 58, AND DISTRIBUTIONS OTHER THAN

DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS, PAGE 58.


LAPSE

Your insurance coverage continues as long as your net cash surrender value is enough to pay all deductions each month. Lapse does not apply if either the guaranteed minimum death benefit or the special continuation period is in effect and you have met all requirements. SEE SPECIAL CONTINUATION PERIOD, PAGE 22, AND GUARANTEED MINIMUM DEATH BENEFIT, PAGE 27.

After the insured person reaches age 100 and if the continuation of coverage feature is active, the policy could lapse even though there are no further monthly deductions. If there is an outstanding policy loan, your policy will lapse if the loan plus the accrued interest owed is more than the account value.

GRACE PERIOD

Your policy enters the 61-day lapse grace period if, on a monthly processing date:

     1.  your net cash surrender value is zero (or less); and

     2. the three-year special continuation period has expired, or you have not paid the required special continuation period premium; and

     3. you do not have the guaranteed minimum death benefit or it has expired or terminated.

We notify you that the policy is in a grace period at least 30 days before the grace period ends. We provide this notice to you, or a person to whom you have assigned your policy, at the last address in our records. We notify you of the required premium payment necessary to prevent your policy from lapsing. This amount is generally the amount of past due charges, plus the amount that covers your estimated monthly policy and rider deductions for the next two months. If the insured person dies during the grace period, we pay death proceeds to your beneficiary(ies) with reductions for policy loans, accrued loan interest, and monthly deductions owed. No lapse notice will be sent to you if the guaranteed minimum death benefit is going to lapse.

If we receive your payment of the required amount before the end of the grace period, we apply it to your account value in the same manner as your other premium payments, then we take the overdue deductions from your account balance.

If you do not pay the full amount we request within the 61-day grace period, your policy and all of its riders lapse without value. We then withdraw your remaining account balance from the variable divisions and the guaranteed interest division. We deduct amounts which you owe us, including any surrender charge and inform you that the policy has ended.

IF YOU HAVE THE GUARANTEED MINIMUM DEATH BENEFIT IN EFFECT

After the special continuation period has ended, and if the guaranteed minimum death benefit is in effect,

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your policy's stated death benefit will not lapse during the guarantee period. This is true even if your net cash surrender value is not enough to cover all of the deductions from your account value on any monthly processing date. SEE GUARANTEED MINIMUM DEATH BENEFIT, PAGE 27.

The guaranteed minimum death benefit does not protect benefits you may have under riders attached to your policy. Nor does it protect any amount of the base death benefit which is more than the stated death benefit. These benefits lapse if on any monthly processing date, your policy net cash surrender value is not enough to pay all monthly deductions from your account value (unless your policy is in the three-year special continuation period and your account value is more than the interest due on your loan). While the guaranteed minimum death benefit applies, we reduce your account value by monthly deductions, but not below zero. We permanently waive monthly deductions during the guarantee period which would reduce your account value below zero.

The guaranteed minimum death benefit terminates if your policy does not meet the monthly premium or diversification tests. If your guaranteed minimum death benefit terminates, the normal test for lapse then resumes. SEE REQUIREMENTS TO MAINTAIN THE GUARANTEE PERIOD, PAGE 27.




                                                   LAPSE SUMMARY


                SPECIAL CONTINUATION PERIOD                              GUARANTEED MINIMUM DEATH BENEFIT
============================================================   ===========================================================
       IF YOU MEET THE           IF YOU DO NOT MEET THE            IF YOU MEET THE             IF YOU DO NOT MEET THE
        REQUIREMENTS                  REQUIREMENTS                  REQUIREMENTS                  REQUIREMENTS

Your policy does not lapse if   Your policy enters the grace    Your policy does not lapse if   Your policy enters the grace
you do not have enough net      period if your net cash         you do not have enough net      period if your net cash
cash surrender value to pay     surrender value is not          cash surrender value to pay     surrender value is not
the monthly charges.  The       enough to pay the monthly       the monthly charges.            enough to pay the monthly
charges are delayed until the   charges, or if your loan        However, if you have any        charges, or if your loan
earlier of: 1) the date you     interest due is more than       riders, they lapse after the    interest due is more than
have enough net cash            your net account value.  If     grace period and only your      your net cash surrender
surrender value to cover the    you do not pay enough           base coverage remains in        value.  If you do not pay
monthly charge, or 2) until     premium to cover the past       force.  Charges for your base   enough premium to cover
the end of the special          due monthly charges and         coverage are then deducted      the past due monthly
continuation period.            interest due,  plus the         each month to the extent that   charges and interest due,
                                monthly charges and interest    there is sufficient net         plus the monthly charges
                                due through the end of the      account value to pay these      and interest due through the
                                grace period (at the end of     charges.  If there is not       end of the grace period (at
                                the following two months),      sufficient net account value    the end of the following two
                                your policy lapses.             to pay a charge, it is          months), your policy lapses.
                                                                permanently waived.



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REINSTATEMENT

If you do not pay enough premium before the end of the grace period, your policy lapses. You may still reinstate your policy and its riders (other than the guaranteed minimum death benefit) within five years after the grace period ends.

Unless state law requires differently, we will reinstate your policy and riders if:

     1.  you have not surrendered your policy for its net cash surrender value;

     2. you provide satisfactory evidence to us that the insured person (and any people insured under your riders) is still insurable according to our normal rules of underwriting for your type of policy; and

     3. we receive enough premium from you to keep your policy and its riders in force from the beginning to the end of the grace period and for two months after the reinstatement date.

Reinstatement is effective as of the monthly processing date following our approval of your reinstatement application. When we reinstate your policy, we also reinstate the surrender charges for the amount and time remaining when your policy lapsed. If you had a policy loan when coverage ended, we reinstate it with accrued loan interest to the date of lapse. The cost of insurance charges in effect at the time of reinstatement for the age of the insured person are adjusted to reflect the time since the lapse.

We apply the net premiums received after reinstatement according to the premium allocation instructions in effect at the start of the grace period, unless you tell us otherwise.


SURRENDER

You may surrender your policy for its net cash surrender value any time while the insured person is living. You do this by sending a written request and your policy or a lost policy form to our customer service center.

Your policy net cash surrender value is your cash surrender value, minus policy loans you have taken including accrued loan interest. We compute your net cash surrender value as of the valuation date we receive your surrender request and policy at our customer service center. All insurance coverage ends on the date we receive your surrender request and policy.

We do not pro-rate or add back charges and expenses deducted from your account value which we deducted on the monthly anniversary before the date your surrender is processed. If you surrender your policy during the first fourteen policy years or segment years we deduct a surrender charge from your net account value. If you surrender your policy during the early policy years, you may have little or no net cash surrender value. SEE SURRENDER CHARGE, PAGE 50.

A surrender of your policy may have adverse tax consequences. SEE DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS, PAGE 58, AND DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS, PAGE 58.


GENERAL POLICY PROVISIONS

FREE LOOK PERIOD OR RIGHT TO EXAMINE POLICY PERIOD

You have the right to examine your policy. If for any reason you do not want it, you may return your policy to us or your registered representative within the period shown in the policy. If you return your policy to us within your state's specified time limit, we will consider it canceled as of your policy date.

If you cancel your policy during this free look period, you will receive a refund as determined under state law.

Generally, there are two types of free look refunds. Some states require a return of all premiums paid while others permit payment of the account value plus a refund of all charges deducted. Your policy will specify what free look refund applies in your state. The type of free look refund allowed in your state will affect when your initial net premium and any additional net premiums we receive from you before the end of the free look period are invested into the variable divisions you selected.

Your state may require us to return the premiums you have paid if you cancel your policy during the free look period. In this case, that portion of your initial

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net premium and any net premium we receive from you during the free look period that you have allocated to the variable divisions will then be held in the division investing in the Fidelity Money Market Portfolio for 15 days after we issue your policy (five days deemed delivery time plus a typical free look period of 10 days), unless state law requires otherwise, if:
     o   you made a premium payment before we issued your policy; and
     o   you have provided all information and documents we have requested.

At the end of 15 days, your account value will be allocated among your chosen variable divisions, based on your most recent premium allocation instructions.

Your state may require us to return your account value plus a refund of all charges deducted during the free look period. In this case, that portion of your initial net premium that you have allocated to the variable divisions will then be invested according to your most recent premium allocation instructions on the date we issue your policy if:
     o   you made a premium payment before we issued your policy; and
     o   you have provided all information and documents we have requested.
 .
Amounts you allocated to the guaranteed interest division will be invested into that division when we issue your policy if you have made a premium payment and have no outstanding information or document requests from us. Once we have applied your net premium to your selected investment divisions, you may transfer funds between investment divisions and activate policy investment features such as automatic rebalancing or dollar cost averaging.

YOUR POLICY

The entire contract between you and us is the combination of:
     o   your policy;
     o a copy of your original application and any applications for benefit increases or decreases;
     o   all of your riders;
     o   endorsements;
     o   schedule pages; and
     o   reinstatement applications.

If you make a change to your coverage, we give you a copy of your changed application and new schedules. If you send us your policy, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy. Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.

A president or an officer of our company and our secretary or assistant secretary must sign all changes or amendments we make to your policy. No other person may change the terms or conditions of your policy.

AGE

We issue your policy at the insured person's age stated in your policy schedule. This is based on the insured person's age as of the nearest birthday to the policy date. We determine the insured person's age at any given time by adding the number of completed policy years to the age calculated at issue and shown in the schedule.

OWNERSHIP

The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive the benefits during the insured person's lifetime. This includes the right to change the owner, beneficiaries, or method to pay proceeds.

As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy, and any irrevocable beneficiary(ies).

You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded at our customer service center. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

BENEFICIARY(IES)

You, as owner, name the beneficiary(ies) when you apply for your policy. The primary beneficiary(ies) who survives the insured person receives the death proceeds. Other surviving beneficiary(ies) receive death proceeds only if there is no surviving primary

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beneficiary(ies). If more than one beneficiary(ies) survives the insured person, they share the death proceeds equally, unless you have told us otherwise. If none of your policy beneficiaries has survived the insured person, we pay the death proceeds to you, or to your estate as owner.

Once you tell us who the beneficiary(ies) is/are, we keep this information on file. You may name a new beneficiary during the insured person's lifetime. We pay the death proceeds to the most recent beneficiary(ies) whom you have most recently named and which we have on record. We do not make multiple payments.

COLLATERAL ASSIGNMENT

You may assign your policy as security by sending written notice to us. After we record the assignment, your rights as owner and the beneficiary's(ies') rights (unless the beneficiary(ies) were made an irrevocable beneficiary(ies) under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid.

INCONTESTABILITY

After your policy has been in force while the insured person is alive for two years from your policy date, we will not question the validity of the statements in your application. After your policy has been in force while the insured person is alive for two years from the effective date of any new segment or from the effective date of an increase in any other benefit, we will not contest the statements in your application for the new segment or other benefit increase.

After this policy has been in force while the insured person is alive for two years from the effective date of any reinstatement, we will not contest the statements in your application for reinstatement.

MISSTATEMENTS OF AGE OR GENDER

If the insured person's age or gender has been misstated, we adjust the death benefit. We adjust death benefits to the amount which would have been purchased for the insured person's correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your account value on the last monthly processing date before the insured person's death, or as otherwise required by state law.


If unisex cost of insurance rates apply, we do not make any adjustments for a misstatement of gender.

SUICIDE

If the insured person commits suicide, while that insured person is sane or insane within two years of your policy date unless otherwise required by state law, we limit death benefits to:

     1.  the total of all premiums paid to the time of death; minus

     2.  the amount of outstanding policy loans and accrued loan interest; minus

     3.  any partial withdrawals you have taken.

If the insured person has been changed, and the new insured person dies by suicide within two years of the change date, we then limit the death benefit to:

     1.  your net cash surrender value as of the change date; plus

     2.  the premiums you paid since the change date; minus

     3. the sum of any increases in policy loans, accrued loan interest, and partial withdrawals taken since the change date.

We make a limited payment to the beneficiary(ies) for a new segment or other increase if the insured person commits suicide, while sane or insane within two years of the effective date of a new segment, or within two years of an increase in any other benefit, unless otherwise required by state law. The limited payment we make is equal to the cost of insurance and monthly expense charges which were deducted for such increase.

TRANSACTION PROCESSING

Generally, within seven days of when we receive all information required to process a payment, we pay:
     o   death proceeds;
     o   net cash surrender value upon surrender;
     o   partial withdrawals; and
     o   loan proceeds.

We may delay processing these transactions if:
     o   the NYSE is closed for trading;
     o   trading on the NYSE is restricted by the SEC;

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     o there is an emergency so that it is not reasonably possible to sell securities in the variable divisions or to determine the value of an investment division's assets; or
     o a governmental body with jurisdiction over the separate account allows suspension by its order.

Any SEC rules and regulations that apply determine whether or not these conditions exist.

We execute transfers among the variable divisions as of the valuation date of our receipt of your request at our customer service center.

We determine death proceeds as of the insured person's date of death. The death proceeds are not affected by changes in the value of the variable divisions after the insured person's death. We pay interest at our stated rate (or at a higher rate if required by law) from the insured person's date of death to the date of payment.

We may delay payment from our guaranteed interest division for up to six months, unless state law requires otherwise, of:
     o   surrender proceeds;
     o   withdrawal amounts; or
     o   loan amounts.

We pay interest at our declared rate (or at a higher rate if required by law) from the date we receive the request if we delay payment more than 30 days.

NOTIFICATION AND CLAIMS PROCEDURES

Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for policy change, or at the time of surrender.

If the insured person dies while your policy is in force, please let us or your registered representative know as soon as possible. We will immediately send you instructions on how to make a claim. As proof of the deceased insured person's death, we may require you to provide proof of the deceased insured person's age, and a certified copy of the deceased insured person's death certificate.

The beneficiary(ies) and the deceased insured person's next of kin may need to sign authorization forms. These forms allow us to get information about the deceased insured person. This information may include medical records of doctors and hospitals used by the deceased insured person.

TELEPHONE PRIVILEGES

If your policy was delivered on or after May 1, 1999, telephone privileges are automatically provided to you and your agent or registered representative, unless you tell us otherwise. If you do not wish to have this feature, decline it on the application or contact our customer service center. If your policy was delivered before May 1, 1999, you may choose telephone privileges by completing our customer service form and returning it to our customer service center. Telephone privileges allow you or your agent or registered representative, if applicable, to call our customer service center to:
     o   make transfers;
     o   change premium allocations;
     o change features in your dollar cost averaging and automatic rebalancing programs;
     o   partial withdrawals; or
     o   request a policy loan.

Our customer service center uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:

     1.  requiring some form of personal identification;

     2.  providing written confirmation of any transactions; and

     3.  tape recording telephone calls.

By accepting automatic telephone privileges, you authorize us to record your telephone calls to us. If we use reasonable procedures to confirm instructions, we are not liable for losses due to unauthorized or fraudulent instructions. We may discontinue this privilege at any time.

NON-PARTICIPATION

Your policy does not participate in the surplus earnings of Security Life.



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DISTRIBUTION OF THE POLICIES

The principal underwriter (distributor) for our policies is ING America Equities, Inc. ING America Equities, Inc. is a wholly owned subsidiary of Security Life. It is registered as a broker-dealer with the SEC and the NASD. We pay ING America Equities, Inc. for acting as the principal underwriter under a distribution agreement.

We sell our policies through registered representatives of other broker-dealers including, but not limited to:

     1. VESTAX Securities Corporation, a subsidiary of ING America Insurance Holdings, Inc.;

     2. Locust Street Securities, Inc., an affiliate of Security Life of Denver Insurance Company;

     3. Multi-Financial Services, Inc., an affiliate of Security Life of Denver Insurance Company; and

     4. IFG Network Securities, Inc., a subsidiary of Investors Financial Group, Inc., which is a subsidiary of ING America Insurance Holdings, Inc.

These broker-dealers have entered into selling agreements with us. They are registered with the SEC and the NASD.

Under these selling agreements, we pay a distribution allowance to broker-dealers, who then pay commissions to the registered representative who sells this policy. The distribution allowance may be up to 95% of the first target premium that you pay. For premiums that you pay over your first target premium, the distribution allowance may be up to 4% in policy years one through ten, and up to 2% in policy years over ten.

Broker-dealers may receive annual renewal payments of up to 0.10% of the net account value at the earlier of the beginning of the tenth year of your policy or after you pay more than the guideline single premium according to the federal income tax definition of life insurance.

Compensation arrangements vary among broker-dealers and depend on particular circumstances. In addition to the above-described compensation, we may pay:
     o   override payments;
     o   expense allowances;
     o   bonuses;
     o   special marketing fees;
     o   wholesaler fees and marketing allowances; and
     o   training allowances.

Under our sales incentive programs, as permitted by law, registered representatives may receive other compensation such as:
     o   expense-paid trips;
     o   expense-paid educational seminars; and
     o   merchandise.

We pay all distribution and other allowances from our own resources which includes sales charges deducted from premiums and surrender charges.

ADVERTISING PRACTICES AND SALES LITERATURE

We may use advertisements and sales literature to promote this product, including:
     o articles on variable life insurance and other information published in business or financial publications;
     o   indices or rankings of investment securities; and
     o comparisons with other investment vehicles, including tax considerations.

We may use information regarding the past performance of the variable investment divisions. But past performance is not indicative of future performance of the investment divisions or the policies and is not reflective of the actual investment experience of individual policyowners.

We may feature certain investment divisions and their managers, as well as describe asset levels and sales volumes for our products. We may refer to past, current, or prospective economic trends and investment performance or other information we believe may be of interest to our customers.

SETTLEMENT PROVISIONS

You may elect to have the beneficiary(ies) receive the death proceeds other than in one payment. If you make this election, you must do so during the insured person's lifetime. If you have not made this election, the beneficiary(ies) may do so within 60 days after we receive proof of the insured person's death.


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You may take your net cash surrender value in other than one payment.

The investment performance of the variable divisions does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. Payment options are subject to our rules at the time you make your selection. A periodic payment must be at least $20. Currently, these alternate payment options are available if the proceeds are $2,000 or more.


Option I: PAYOUTS FOR A DESIGNATED PERIOD: Payout payments may be made on a monthly, quarterly, semi-annual, or annual basis.

             These payments may last for a period from five to thirty years. The installment dollar amounts are equal except for any excess interest. Settlement Option Table I in your policy shows the amount of the first monthly payout for each $1,000 of account value applied.

Option II: LIFE INCOME WITH PAYOUTS GUARANTEED FOR A DESIGNATED PERIOD: Payout
             payments may be made on a monthly, quarterly, semi-annual, or annual basis.

             We make these payments throughout the lifetime of the person receiving the payment, or if longer for guaranteed periods of five, ten, fifteen, or twenty years. You may choose the length of time to receive the guaranteed payments. If you choose a longer guaranteed period, this will decrease the amount of your periodic payments.

             The installment dollar amounts are equal except for any excess interest. The Settlement Option Table II in your policy shows the amount of the first monthly payout for each $1,000 of account value applied. This option is available only for the ages shown in this table.

Option III: HOLD AT INTEREST: Amounts may be left on deposit with us to be paid at the death of the person you choose to receive the payment, or at a chosen earlier date. We will pay interest at our declared rate on any unpaid balance (or at a higher rate if required by law). You may choose interest to be accumulated or be paid on a monthly, quarterly, semi-annual, or annual basis.

             You may not leave money on deposit for more than 30 years.

Option IV: PAYOUTS OF A DESIGNATED AMOUNT: Payouts will be made until proceeds, including interest, are exhausted. Interest is at a rate we declare (or at a higher rate as required by law). Payout payment choices are on a monthly, quarterly, semi-annual, or annual basis.

Option V: OTHER: You, as owner, may ask us to apply money under any options we offer at the time we pay the benefit.

The beneficiary(ies) or other person (successor to the beneficiary(ies)) who has the right to receive payments may name someone else to receive amounts that we would otherwise pay to the beneficiary's(ies') estate if he/she/they die(s). The person who has the right to receive payment may name another person, at any time. Designating another person to receive payment may have income, gift or estate tax consequences. Consult a professional tax adviser before making this designation.

We must approve an arrangement that involves someone who is to receive payment who is not a human being (for example, a corporation). We must approve a situation involving a person who is to receive payment while acting on behalf of another, called a fiduciary. We base the details of all arrangements on our rules at the time the arrangements are effective. This includes rules on the:
     o   minimum amount we pay under an option;
     o   minimum amounts for installment payments;
     o   withdrawal rights;
     o right to receive payments over time, which we may offer as a lump sum payment;
     o naming of people who have the right to receive payment and their successors; and
     o   proof of age and survival.

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ADMINISTRATIVE INFORMATION ABOUT THE POLICY

VOTING PRIVILEGES

We invest the variable divisions' assets in shares of investment portfolios. We are the legal owner of the shares held in the variable account and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund's current prospectus, or issues requiring a vote by shareholders under the Investment Company Act of 1940.

Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your account value.

We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

Each investment portfolio's shares have the right to one vote. The votes of all investment portfolios are cast together on a collective basis, except on issues for which the interests of the portfolios differ. In these cases, voting is done on a portfolio-by-portfolio basis.

Examples of issues that require a portfolio-by- portfolio vote are:

     1. changes in the fundamental investment policy of a particular investment portfolio; or

     2.  approval of an investment advisory agreement.

We vote the shares in accordance with your instructions at meetings of investment portfolio shareholders. We vote any investment portfolio shares that are not attributable to policies, and any investment portfolio shares for which the owner does not give us instructions, the same way we vote as if we did receive owner instructions.

We reserve the right to vote investment portfolio shares without getting instructions from policy owners if the federal securities laws, regulations, or their interpretations change to allow this.

You may only instruct us on matters relating to the investment portfolios corresponding to divisions in which you have invested assets as of the record date set by the investment portfolio's Board for the portfolio's shareholders meeting. We determine the number of investment portfolio shares in each division that we attribute to your policy by dividing your account value allocated to that division by the net asset value of one share of the matching investment portfolio.

MATERIAL CONFLICTS

We are required to track events to identify any material conflicts arising from using investment portfolios for both variable life and variable annuity separate accounts. The boards of the investment portfolios, Security Life, and other insurance companies participating in the investment portfolios, have this same duty. There may be a material conflict if:
     o   state insurance law or federal income tax law changes;
     o   investment management of an investment portfolio changes; or
     o voting instructions given by owners of variable life insurance policies and variable annuity contracts differ.

The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or between certain classes of owners, and these retirement plans or participants in these retirement plans.

If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect policy owners. This could mean delays or interruptions of the variable operations.

When state insurance regulatory authorities require us, we may ignore voting instructions relating to changes in an investment portfolio's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.

Under the Investment Company Act of 1940, we must get your approval for certain actions involving our separate account. In this case, you have one vote for every $100 of value you have in the variable divisions. We cast votes credited to amounts in the

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variable divisions, but not credited to policies in the same proportion as votes cast by owners.

RIGHT TO CHANGE OPERATIONS

Subject to state limitations, we may from time to time make any of the following changes to our separate account:

     1.  Change the investment objective.

     2. Offer additional divisions which will invest in portfolios we find appropriate for policies we issue.

     3.  Eliminate variable divisions.

     4.  Combine two or more variable divisions.

     5. Substitute a new investment portfolio for a portfolio in which the division currently invests. A substitution may become necessary if, in our judgment:
         o    a portfolio no longer suits the purposes of your policy;
         o    there is a change in laws or regulations;
         o there is a change in a portfolio's investment objectives or restrictions;
         o    the portfolio is no longer available for investment; or
         o    another reason we deem a substitution is appropriate.

     6. Transfer assets related to your policy class to another separate account.

     7.  Withdraw the separate account from registration under the 1940 Act.

     8. Operate the separate account as a management investment company under the 1940 Act.

     9. Cause one or more divisions to invest in a mutual fund other than, or in addition to, the investment portfolios.

     10. Stop selling these policies.

     11. End any employer or plan trustee agreement with us under the agreement's terms.

     12. Limit or eliminate any voting rights for the separate account.

     13. Make any changes required by the 1940 Act, or its rules or regulations.

We will not make a change until it is effective with the SEC and approved by the appropriate state insurance departments, if necessary. We will notify you of changes. If you then wish to transfer the amount you have in the affected division to another variable division, or to the guaranteed interest division, you may do so free of charge. Just notify us at our customer service center.

REPORTS TO OWNERS

At the end of each policy year we send a report to you that shows:
     o your total net policy death benefit (your stated death benefit plus adjustable term insurance rider death benefit, if any);
     o   your account value;
     o   your policy loans, if any, plus accrued interest;
     o   your net cash surrender value;
     o   information about the variable divisions; and
     o your account transactions during the previous year showing net premiums, transfers, deductions, loans, or withdrawals.

We also send semi-annual reports with financial information on the investment portfolios, including a list of the investment holdings of each portfolio to you.

We send confirmation notices to you throughout the year for certain policy transactions.


CHARGES, DEDUCTIONS AND REFUNDS

The amount of a charge may not exactly correspond to the cost incurred by us to provide the service or benefits associated with the particular policy. Many charges are not at "cost". For example, the sales charges may not cover all of the sales and distribution expenses actually incurred by us. Proceeds from other charges, including the mortality and expense risk charge or cost of insurance charges, may be used in part to cover such expenses.





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DEDUCTIONS FROM PREMIUMS

We consider any payment we receive to be a premium if the insured person is not yet age 100, and you do not have an outstanding loan. After we deduct certain expenses from your premium payment, we add the remaining net premium to your account value.

TAX CHARGES

We pay state and local taxes in almost all states. These taxes vary in amount from state to state and may vary from jurisdiction to jurisdiction within a state. Currently, state and local taxes range from 0.5% to 5% with some states not imposing these types of taxes. We currently deduct an amount equal to 2.5% of each premium payment you make to cover these taxes. The 2.5% rate approximates the average tax rate we expect to pay in all states.

We also currently deduct an amount equal to 1.5% of each premium payment you make to cover our estimated costs for the federal income tax treatment of deferred acquisition costs. This cost is determined solely by the amount of life insurance premiums we receive.

We reserve the right to increase or decrease your premium expense charge for taxes as a result of changes in the tax law, within limits set by state law. We also reserve the right to increase or decrease your premium expense charge for the federal income tax treatment of deferred acquisition costs based on any change in that cost to us.

SALES CHARGE

We deduct a percentage from each of your premium payments to compensate us for the costs we incur in selling the policies. We base the deducted percentage on the insured person's age on the policy date or an increase in your coverage:


   Segment Issue
        Age                  Sales Charge Percentage
        ---                  -----------------------
       0 - 49                         2.25%
      50 - 59                         3.25%
      60 - 85                         4.25%

These premium deductions are a part of the total sales charge. To determine your applicable sales charge, premiums you pay after an increase in stated death benefit are allocated to your policy segments in the same proportion as the guideline annual premium (defined by federal income tax law) for each segment bears to the total guideline annual premium for your stated death benefit.

The sales charge covers the costs of distribution, preparing our sales literature, promotional expenses, and other direct and indirect expenses. The amount charged is not specifically related to sales expenses in a particular year.

We may reduce or waive the sales charge for certain group or sponsored arrangements or for corporate purchasers.


DAILY DEDUCTIONS FROM THE VARIABLE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

We deduct a charge each day for the mortality and expense risks we assume. This charge is 0.002055% per day of the amount you have in the variable divisions. This is an annual rate of 0.75%.

The mortality risk we assume is that insured people, as a group, may live less time than we estimated. We assume risk that expenses we incur in issuing and administering the policies and in operating the variable divisions are greater than the amount we estimated when we set these charges.

The mortality and expense risk charge does not apply to your account value which is invested in the guaranteed interest division or the loan division.


MONTHLY DEDUCTIONS FROM YOUR ACCOUNT VALUE

We deduct charges from your account value on each monthly processing date. On or before November 1, 1999, we will make available to you the option to designate a single withdrawal investment division from which we will take your monthly deductions. You may designate a withdrawal investment division at policy application or at a later time. You may choose to have us withdraw the monthly deduction from the guaranteed interest division or the variable divisions in which you have amounts. You may not use the loan division as your designated withdrawal investment division from which to deduct monthly deductions.

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If you do not choose a withdrawal investment division from which to deduct monthly deductions, or if the amount you have in your designated withdrawal investment division is not enough to cover the monthly deductions, these charges are taken from the variable and guaranteed interest divisions in the same proportion that your account value in each division has to your total net account value as of the monthly processing date. If you change your designated withdrawal investment division from which monthly deductions are deducted, we may consider this a premium allocation change for which there may be a charge. SEE POLICY TRANSACTION FEES, PAGE 49.

                     DIVISIONS FROM WHICH WE DEDUCT CHARGES


                     MONTHLY CHARGES: COST OF
                 INSURANCE CHARGES, RIDER CHARGES,                                               LOANS AND
                        ADMINISTRATION FEES                 TRANSACTION FEES                PARTIAL WITHDRAWALS
-----------  ----------------------------------------- ----------------------------  -----------------------------------
  CHOICE     May choose one withdrawal investment      Proportionally among          May choose any withdrawal
             division, including guaranteed interest   variable divisions and        investment division or combination
             division when this option is available    guaranteed interest division  of investment divisions, subject to requirements
-----------  ----------------------------------------- ---------------------------   -----------------------------------
  DEFAULT    Proportionally among variable divisions   Proportionally among          Proportionally among variable
             and guaranteed interest division          variable divisions and        divisions and guaranteed interest
                                                       guaranteed interest division  division


POLICY CHARGE

The initial policy charge is $10 per month for the first three years of your policy. This charge compensates us for such costs as:
     o   application processing;
     o   medical examinations ;
     o   establishment of policy records; and
     o   insurance underwriting costs.

MONTHLY ADMINISTRATIVE CHARGE

For this policy, we charge a per month administrative charge of $3 plus $0.025 per $1,000 for the greater of the stated death benefit, or the target death benefit. The per $1,000 charge is currently limited to $30 per month. The monthly administrative charge is designed to compensate us for ongoing costs such as:
     o   premium billing and collections;
     o   claim processing;
     o   policy transactions;
     o   record keeping;
     o   reporting and communications with policy owners; and
     o   other expenses and overhead.

COST OF INSURANCE CHARGE

The cost of insurance charge compensates us for the ongoing costs of providing insurance coverage under the policy, including the expected cost of paying death proceeds that are more than your account value at the insured person's death.

We base the cost of insurance charge rates on the insured person's age, gender, ratings and premium class on the policy for each segment date, or on the date you add a base coverage segment.

The cost of insurance charge is equal to our current monthly cost of insurance rate times the net amount at risk for each portion of your death benefit. We calculate the net amount at risk monthly, at the beginning of each policy month. For the base death benefit, the net amount at risk is calculated using the difference between the current base death benefit and your account value. We determine the amount of your account value after we deduct your policy and rider charges due on that date, other cost of insurance charges for the base death benefit, adjustable term insurance rider and waiver of cost of insurance rider.

If your base death benefit at the beginning of a month increases (due to requirements of the federal income tax law definition of life insurance), the net amount at risk for your base death benefit for that month also increases. Similarly, the net amount at risk for your adjustable term insurance rider decreases. This means that the amount of your cost of insurance charge varies from month to month with changes in

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your net amount at risk, changes in the death benefit and with the increasing age of the insured person. We allocate the net amount at risk to any segments in the same proportion that each segment has to the total stated death benefit for all coverage segments as of the monthly processing date.

We apply unisex rates where appropriate under the law. This currently includes the State of Montana and policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs.

Separate cost of insurance rates apply to:
     o   each segment of the base death benefit; and
     o   your adjustable term insurance rider.

These rates are never more than the guaranteed maximum rates shown in your policy; however, they may change from time to time. The guaranteed maximum rates are based on the 1980 Commissioner's Standard Ordinary Sex Distinct
Mortality Table.

The maximum rates for the initial and any new segment will be printed in the schedule which we will provide to you.

There are no cost of insurance charges after the insured person reaches age 100.

GUARANTEED ISSUE

We may offer policies on a guaranteed issue basis for certain group or sponsored arrangements. When this happens, we issue these policies up to a preset face amount with reduced evidence of insurability requirements. Guaranteed issue policies may carry a different mortality risk to us compared with policies that are fully underwritten. So, we may charge different cost of insurance rates for guaranteed issue policies. The cost of insurance rates under these circumstances may depend on the:
     o   issue age of the insured people;
     o   risk class of the insured people;
     o   size of the group; and
     o   total premium the group pays.

Generally, most guaranteed issued policies have higher overall charges for insurance than a similar underwritten policy issued in the standard nonsmoker, or standard smoker class. This means that the insured person in a group or sponsored arrangement could get individually underwritten insurance coverage at a lower overall cost. CHARGES FOR ADDITIONAL BENEFITS

On each monthly processing date, we deduct the cost of additional benefits under your riders. SEE ADDITIONAL BENEFITS, PAGE 28.

CHANGES IN MONTHLY CHARGES

Changes we make in the cost of insurance charges or charges for additional benefits are for a class of insured persons. We base the new charge on changes in expectations about:
     o   investment earnings;
     o   mortality;
     o   the time policies remain in effect;
     o   expenses; and
     o   taxes.

New monthly charges will never be more than the guaranteed maximum rates shown in your policy.

CONTINUATION OF COVERAGE ADMINISTRATIVE FEE

When the insured person reaches age 100, if your policy has not been surrendered, the continuation of coverage period begins. We will charge a one-time administrative fee of $200. This charge compensates us for maintaining and servicing your policy until the death of the insured person. We then no longer charge you a monthly administrative fee.


POLICY TRANSACTION FEES

We also charge fees for certain transactions you may make under your policy. We take these fees from the variable and the guaranteed interest divisions in the same proportion that your account value in each division has to your net account value immediately after the transaction.

PARTIAL WITHDRAWALS

We charge a service fee of $25 against your account value for each partial withdrawal you take to cover our costs. We may also deduct a surrender charge from your account value. SEE PARTIAL WITHDRAWALS, PAGE 36.

TRANSFERS

There is a $25 fee for each additional transfer over twelve per policy year to cover our costs. If you include multiple transfers in one transfer request, it counts as one transfer. There is no transfer fee if you

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are transferring your account value into the guaranteed interest division under the right to exchange feature in your policy. SEE TRANSFERS OF ACCOUNT VALUE, PAGE 32, AND RIGHT TO EXCHANGE POLICY, PAGE 30.

ILLUSTRATIONS

The first policy illustration you request in a policy year is free. After that, we may charge a fee of up to $25 for each additional policy illustration you request.

PREMIUM ALLOCATION CHANGE

You may make five free premium allocation changes per policy year. After the five free premium allocation changes, we charge you $25 for each additional premium allocation change per policy year.


PERSISTENCY REFUND

Where state law allows us, we pay long-term policy owners a persistency refund. Each month your policy remains in force after your tenth policy anniversary, we credit your account value with a refund. This refund equals 0.6% of your account value on an annual basis. On a monthly basis, this equals 0.05%.

We do not guarantee that we will pay a persistency refund on the guaranteed interest division.

If applicable, we add the persistency refund to the variable and guaranteed interest divisions, but not the loan division, in the same proportion that your account value in each division has to your net account value as of the monthly processing date. If we pay a persistency refund on the guaranteed interest division, we will pay it to you if your policy is in the continuation of coverage period.

Here are two examples of how the persistency refund may affect your account value each month:

EXAMPLE 1:  YOUR POLICY HAS NO LOAN:

     o   account value = $10,000 (all in the variable divisions)
     o   monthly persistency refund rate = .0005
     o   persistency refund = 10,000 x .0005 = $5.00


                 Before             After
                 Persistency        Persistency
                 Refund             Refund
                 ------             ------
Variable
divisions        $10,000.00         $10,005.00


EXAMPLE 2:  YOUR POLICY DOES HAVE A LOAN:

     o   account value = $10,000
     o   account value in the variable divisions = $6,000
     o   account value in the loan division = $4,000
     o   monthly persistency refund rate = .0005
     o   persistency refund = 10,000 x .0005 = $5.00


                  Before            After
                  Persistency       Persistency
                  Refund            Refund
                  ------            ------
Variable
divisions         $6,000.00         $6,005.00

Loan              $4,000.00         $4,000.00


SURRENDER CHARGE

We may deduct a surrender charge from your account value during the first fourteen years of your policy or coverage segment if you:
     o   surrender your policy;
     o   reduce your stated death benefit;
     o   allow your policy to lapse; or
     o   take a partial withdrawal which decreases your stated death benefit.

The surrender charge compensates us for issuing and distributing policies. We deduct surrender charges proportionately based on the account value in each investment division in which you have amounts invested immediately following the transaction.

The surrender charge is made up of two parts:

     1.  an administrative surrender charge, and

     2.  a sales surrender charge.

If you change your death benefit option, this may decrease your stated death benefit. Under these circumstances, we do not deduct a surrender charge from your account value, and we do not reduce future surrender charges.

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If you change your death benefit option, this may increase the stated death benefit. We do not increase your surrender charge in this case. However, all other increases in your stated death benefit create a new segment which will be subject to its own fourteen year surrender charge period.

If your surrender charge changes, we send you a new schedule showing the change.

The administrative surrender charge varies by age at policy issue. See the chart below. Once set, the administrative surrender charge remains level for the first seven years following the effective date of your policy, and any new segment. These charges then decrease at the beginning of each following policy year by 12.5% of the amount in effect at the end of the seventh policy year. This continues until your surrender charge reaches zero at the beginning of your fifteenth policy year, or the year when the insured person reaches age 98, whichever happens first.

ADMINISTRATIVE SURRENDER CHARGE

The administrative surrender charge is a dollar amount for each $1,000 of the stated death benefit. We base this amount on the insured person's age on your policy date, or on the date you add a new stated death benefit coverage segment to your policy.

                         ADMINISTRATIVE SURRENDER CHARGE


  Insured's        Administrative Surrender Charge Per
     Age             $1,000 of Stated Death Benefit

  0 - 39                          $2.50
 40 - 49                          $3.50
 50 - 59                          $4.50
 60 - 69                          $5.50
 70 and above                     $6.50

For example, if the stated death benefit is $100,000 and the insured person is age 40 on your policy date, your administrative surrender charge is $350.

During the first fourteen years of your policy your administrative surrender charge may decrease. This happens if you request a decrease in your stated death benefit, or you take a partial withdrawal which causes your stated death benefit to decrease. Your administrative surrender charge decreases in the same proportion that your stated death benefit decreases. Under these circumstances we then deduct from your account value the amount by which your administrative surrender charge decreased.

We designed your administrative surrender charge to cover part of our administrative expenses for your policy, such as:
     o   application processing;
     o   establishing your policy records;
     o   insurance underwriting; and
     o costs associated with developing and operating our systems to administer the policies.

SALES SURRENDER CHARGE

We calculate the sales surrender charge for each segment by applying the premiums you paid to each segment in the same proportion that the guideline annual premium for each segment (as defined by the federal income tax laws) has to the sum of the guideline annual premiums for all segments.

The sales surrender charge is:

     1. 25% of the premiums you paid up to your target premium for each segment without any substandard ratings (this is known as the base standard target premium); plus

     2. 5% of the premiums you paid in the first seven policy years following the effective date of a segment in excess of the base standard target premium for that segment.

Your sales surrender charge is never greater than 50% of your base standard target premium. We do not determine target premiums on your scheduled premium. We determine target premiums actuarially, based on the age and gender of the insured person. Your policy schedule shows the initial target premium for your policy and the target premium for any added segments. The schedule also shows the maximum sales surrender charge for your stated death benefit.

If your stated death benefit decreases, we reduce your target premium for each segment in the same proportion that we reduce your stated death benefit. We do not do this if the reduction is a result of a death benefit option change. In that case, we will send a new schedule page to you. You should attach this new page to your policy. In some instances, we may ask you to send your policy to us so that we can make this change for you.


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If your new target premium for each segment is greater than or equal to the premiums you paid for that segment, then we reduce your future maximum sales surrender charge, we do not deduct a sales surrender charge from your account value.

If your new target premium for each segment is less than the sum of the premiums you paid for that segment, we reduce the future maximum sales surrender charge and we deduct a sales surrender charge from your account value equal to the difference between your sales surrender charge before the decrease, and your sales surrender charge after the decrease. We recalculate your new sales surrender charge as if your new target premium was always in effect for that segment.

We reduce your future maximum sales surrender charge in the same proportion that we reduce your stated death benefit if:

     1. you make a decrease to your stated death benefit more than seven years after your policy date; or

     2. you make a partial withdrawal from your policy which reduces the stated death benefit, and you make your request more than seven years after the date you added the additional segment.

CALCULATION OF SURRENDER CHARGE EXAMPLES

EXAMPLE 1: Assume the stated death benefit on your policy is $100,000 and the the insured person is age 45 when we issued your policy. The target premium on your policy is $1,500. The actual surrender charge, assuming that you pay a $1,000 premium each policy year, is:



                    Administrative            Sales                  Actual
  Policy Year      Surrender Charge      Surrender Charge       Surrender Charge
  -----------      ----------------      ----------------       ----------------
       1               $350.00              $250.00                 $600.00
       2                350.00               400.00                  750.00
       3                350.00               450.00                  800.00
       4                350.00               500.00                  850.00
       5                350.00               550.00                  900.00
       6                350.00               600.00                  950.00
       7                350.00               650.00                 1000.00
       8                306.25               568.75                  875.00
       9                262.50               487.50                  750.00
       10               218.75               406.25                  625.00
       11               175.00               325.00                  500.00
       12               131.25               243.75                  375.00
       13                87.50               162.50                  250.00
       14                43.75                81.25                  125.00
       15                 0.00                 0.00                    0.00

EXAMPLE 2: If you reduce your stated death benefit on your third policy anniversary to $90,000, we reduce your target premium proportionately, and it now equals $1,350 (90% of $1,500). There is a sales surrender charge of $30 when you reduce your stated death benefit. This is the difference between your sales surrender charge immediately before the decrease, and your sales surrender charge calculated assuming your new target premium was always in effect for your policy. There is an administrative surrender charge of $35 . This is the difference between your original administrative surrender charge and 90% of your initial administrative surrender charge. Using the figures in the example here, this calculation is: $350 - $315. We deduct both the sales surrender charge and the administrative surrender charge from the account value. The resulting actual surrender charge for each policy year is:

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                    Administrative            Sales                  Actual
  Policy Year      Surrender Charge      Surrender Charge       Surrender Charge
  -----------      ----------------      ----------------       ----------------
       1               $350.00              $250.00                $600.00
       2                350.00               400.00                 750.00
       3                350.00               450.00                 800.00
       4                315.00               470.00                 785.00
       5                315.00               520.00                 835.00
       6                315.00               570.00                 885.00
       7                315.00               620.00                 935.00
       8                275.63               542.50                 818.13
       9                236.25               465.00                 701.25
       10               196.88               387.50                 584.38
       11               157.50               310.00                 467.50
       12               118.13               232.50                 350.63
       13                78.75               155.00                 233.75
       14                39.38                77.50                 116.88
       15                 0.00                 0.00                   0.00


FEES AND EXPENSES OF THE INVESTMENT PORTFOLIOS

The variable account purchases shares of the investment portfolios at net asset value. This price reflects investment management fees and other direct expenses that are deducted from the portfolio assets. The following table describes these investment management fees and other direct expenses of the investment portfolios. The fees and expenses are shown in both gross amounts and net amounts shown after any expenses or fees have been voluntarily absorbed by the investment portfolio advisers.

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INVESTMENT PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF PORTFOLIO AVERAGE NET ASSETS) /1/


                                                                                                              Fees and
                                                                         Investment                Total      Expenses  Total Net
                                                                         Management     Other    Portfolio   Waived or  Portfolio
                             Portfolio                                      Fees      Expenses   Expenses    Reimbursed  Expenses

AIM VARIABLE INSURANCE FUNDS, INC.
AIM V.I. Capital Appreciation Fund                                           0.62%      0.05%       0.67%       NA         0.67%
AIM V.I. Government Securities Fund                                          0.50%      0.26%       0.76%       NA         0.76%
THE ALGER AMERICAN FUND
Alger American Growth Portfolio                                              0.75%      0.04%       0.79%       NA         0.79%
Alger American Leveraged AllCap Portfolio                                    0.85%      0.11%/2/    0.96%       NA         0.96%
Alger American MidCap Growth Portfolio                                       0.80%      0.04%       0.84%       NA         0.84%
Alger American Small Capitalization Portfolio                                0.85%      0.04%       0.89%       NA         0.89%

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
VIP Growth Portfolio                                                         0.59%      0.09%       0.68%       NA         0.68%/4/
VIP Money Market Portfolio                                                   0.20%      0.10%       0.30%       NA         0.30%
VIP Overseas Portfolio                                                       0.74%      0.17%       0.91%       NA         0.91%/4/
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
VIP II Asset Manager Portfolio                                               0.54%      0.10%       0.64%       NA         0.64%/4/
VIP II Index 500 Portfolio                                                   0.24%      0.11%       0.35%      0.07%       0.28%/5/
INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-Equity Income Fund (formerly VIF-Industrial Income Portfolio)    0.75%      0.42%       1.17%/3/   0.24%/6/    0.93%
INVESCO VIF-High Yield Fund                                                  0.60%      0.47%       1.07%       NA         1.07%
INVESCO VIF-Small Company Growth Fund                                        0.75%     11.92%      12.67%/3/  10.80%/7/    1.87%
INVESCO VIF-Total Return Fund                                                0.75%      0.49%       1.24%/3/   0.23%/8/    1.01%
INVESCO VIF-Utilities Fund                                                   0.60%      1.24%       1.84%/3/   0.76%/9/    1.08%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Growth Portfolio                                                             0.83%      0.09%       0.92%       NA         0.92%
Limited Maturity Bond Portfolio                                              0.65%      0.11%       0.76%       NA         0.76%
Partners Portfolio                                                           0.78%      0.06%       0.84%       NA         0.84%
VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                          1.00%      0.15%       1.15%       NA         1.15%
Worldwide Emerging Markets Fund                                              1.00%      0.61%       1.61%/3/   0.11%/10/   1.50%
Worldwide Hard Assets Fund                                                   1.00%      0.20%       1.20%/3/    NA/11/     1.20%
Worldwide Real Estate Fund                                                   1.00%      4.32%       5.32%/3/   4.43%/12/   0.89%


/1/ The preceding portfolio expense information was provided to us by the portfolios, and we have not independently verified such information. These portfolio expenses are not direct charges against division assets or reduction from contract values; rather these portfolio expenses are taken into consideration in computing each underlying portfolio's net asset value, which is the share price used to calculate the unit values of the divisions. For a more complete description of the portfolios' costs and expenses, see the prospectuses for the portfolios.

/2/ Included in other expenses of the Alger American Leveraged AllCap Portfolio is 0.03% of interest expense.

/3/ Certain expenses of the Fund are being voluntarily absorbed by the Funds.


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/4/ A Portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total portfolio expenses presented in the table would have been 0.66% for Growth Portfolio, 0.89% for Overseas portfolio and 0.63% for Asset Manager Portfolio.

/5/ FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the funds' total portfolio expenses would have been 0.35%.

/6/ Certain expenses of the VIF-Equity Income Fund (formerly VIF-Industrial Income Fund) are being absorbed voluntarily by INVESCO Funds Group, Inc. pursuant to a commitment to the Fund. After absorption, the VIF-Equity Income Fund's "Other Expenses" and "Total Portfolio Expenses" were 0.18% and 0.93% respectively. This commitment can be changed at any time following consultation with the board of directors.

/7/ Certain expenses of the VIF-Small Company Growth Fund are being absorbed voluntarily by INVESCO Funds Group, Inc. pursuant to a commitment to the Fund. After absorption, the VIF-Small Company Growth Fund's "Other Expenses" and "Total Portfolio Expenses" were 1.12% and 1.87% respectively. This commitment can be changed at any time following consultation with the board of directors.

/8/ Certain expenses of the VIF-Total Return Fund are being absorbed voluntarily by INVESCO Funds Group, Inc. pursuant to a commitment to the Fund. After absorption, the VIF-Total Return Fund's "Other Expenses" and "Total Portfolio Expenses" were 0.42% and 1.17% respectively. This commitment can be changed at any time following consultation with the board of directors.

/9/ Certain expenses of the VIF-Utilities Fund are being absorbed voluntarily by INVESCO Funds Group, Inc. pursuant to a commitment to the Fund. After absorption, the VIF-Utilities Fund's "Other Expenses" and "Total Portfolio Expenses" were 0.48% and 1.08% respectively. This commitment can be changed at any time following consultation with the board of directors.

/10/ Van Eck Associates Corporation (the "Advisor") assumed expenses exceeding 1.50% of the Fund's average daily net assets. Due to this arrangement, the actual expenses incurred were "Total Portfolio Expenses" of 1.50%.

/11/ The Fund's "Other Expenses" were reduced by a fee arrangement based on cash balances left on deposit with the custodian and a directed brokerage arrangement where the Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's expenses. Due to this arrangement the actual expenses incurred were "Other Expenses" of 0.16% and "Total Portfolio Expenses" of 1.16%.

/12/ Van Eck Associates Corporation (the "Advisor") waived its management fees and assumed certain expenses for the period January 1, 1998 to February 28, 1998. The Advisor also assumed expenses exceeding 1.00% of the Fund's average daily net assets for the period March 1,1998 to December 31, 1998. The Fund's expenses were also reduced by a fee arrangement based on cash balances left on deposit with the custodian and a directed brokerage arrangement where the fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's expenses. Due to this arrangement the actual expenses incurred were "Investment Management Fees" of 0.00%, "Other Expenses" of 0.89% and "Total Portfolio Expenses" of 0.89%.

/13/ Neuberger Berman Advisers Management Trust (the "Trust") is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Investment Management and Administration Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, the "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series. See "Expenses" in the Trust's Prospectus. Expenses may reflect expense reimbursement. NBMI has undertaken to reimburse certain operating expenses, including compensation of NBMI and excluding taxes, interest, extraordinary expense, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Portfolios' average daily net asset value. These expense reimbursement policies are subject to termination upon 60 days written notice to the Portfolios.








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GROUP OR SPONSORED ARRANGEMENTS
OR CORPORATE PURCHASERS

Individuals, corporations or other institutions may purchase this policy. For group or sponsored arrangements (including employees of Security Life of Denver, its affiliates and appointed sales agents), corporate purchasers, or special exchange programs which we may offer from time to time, we may reduce or waive the:
     o surrender charge, including the surrender charge on partial withdrawals;
     o   length of time a surrender charge applies;
     o   administrative charge;
     o   minimum stated death benefit;
     o   minimum target death benefit;
     o   minimum annual premium;
     o   target premium;
     o   sales charges;
     o   cost of insurance charges; or
     o   other charges normally assessed.

We can reduce or waive these items due to expected economies under a group or sponsored arrangement or with a corporate purchaser. Group arrangements include those in which there is a trustee, an employer or an association. The group either purchases policies covering a group of individuals on a group basis or endorses a policy to a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer policies to its employees or members on an individual basis.

Our sales, administration and mortality costs generally vary with the size and stability of the group, among other factors. We take all these factors into account when we reduce charges. A group or sponsored arrangement must meet certain requirements to qualify for reduced charges. We make reductions to charges based on our rules in effect when we approve a policy application form. We may change these rules from time to time.

Sponsored arrangements or corporations may have different group premium payments and premium requirements.

We will not be unfairly discriminatory in any variation in the surrender charge, administrative charge, or other charges, fees and privileges. These variations are based on differences in costs or services.


OTHER CHARGES

Under current law, we pay no tax on investment income and capital gains included in variable life insurance policy reserves. This means that no charge is currently made to any variable division for our federal income taxes. If the tax law changes and we have federal income tax chargeable to the variable divisions, we may make such a charge in the future.

In most states, we must pay state and local taxes. If these taxes increase, we may charge for such taxes.


TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.


TAX STATUS OF THE POLICY

This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner which is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in Internal Revenue Code Section 7702. However, there is very little guidance, with respect to policies issued on a substandard basis. Nevertheless, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so.



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Section 7702 provides that if one of two alternate tests is met, a policy will be treated as a life insurance policy for federal income tax purposes. These tests are referred to as the "cash value accumulation test" and the "guideline premium/cash value corridor test."

Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to account value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, depending on the insured person's age, sex, and premium class at any point in time, multiplied by the account value. SEE APPENDIX A, PAGE 174, FOR A TABLE OF THE CASH VALUE ACCUMULATION TEST FACTORS.

The guideline premium/cash value corridor test provides for a maximum premium in relation to the death benefit, and a minimum "corridor" of death benefit in relation to account value. In most situations, the death benefit that results from the guideline premium/cash value corridor test will ultimately be less than the amount of death benefit required under the cash value accumulation test. SEE APPENDIX B, PAGE 177, FOR A TABLE OF THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST FACTORS.

This policy allows the owner to choose, at the time of application, which of these tests we will apply to the policy. A choice of tests is irrevocable. Regardless of which test is chosen, we will at all times assure that the policy meets the statutory definition which qualifies the policy as life insurance for federal income tax purposes. In addition, as long as the policy remains in force, increases in account value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from the policy, such as a partial withdrawal or loan. SEE TAX TREATMENT OF POLICY DEATH BENEFITS, PAGE 57.


DIVERSIFICATION REQUIREMENTS

In addition to meeting the Code Section 7702 tests, Code Section 817(h) requires separate account investments, such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable division must meet certain tests. If your variable life policy is not adequately diversified under these regulations, it is not treated as life insurance under Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Our variable divisions' investment portfolios have promised they will meet the diversification standards that apply to your policy.

In certain circumstances, you, as owner of a variable life insurance contract, may be considered the owner for federal income tax purposes of the separate account assets used to support your contract. Any income and gains from the separate account assets are includable in the gross income from your policy under these circumstances. The IRS has stated in published rulings that a variable contract owner is considered the owner of separate account assets if the contract owner has "indicia of ownership" in those assets. "Indicia of ownership" includes the ability to exercise investment control over the assets.

Your ownership rights under your policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that policy owners are not owners of separate account assets. For example, you have flexibility in allocating your premium payments and in your policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the variable account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the variable account assets, or to otherwise qualify your policy for favorable tax treatment.

The following discussion assumes that the policy will qualify as a life insurance contract for federal income tax purposes.


TAX TREATMENT OF POLICY DEATH BENEFITS

We believe that the death benefit under a policy is generally excludable from the gross income of the beneficiary(ies) under section 101(a)(1) of the Code. However, there are exceptions to this general rule. Additionally, federal and local transfer, estate inheritance, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary(ies). A tax adviser should be consulted about these consequences.


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Generally, the policy owner will not be taxed on any of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a "modified endowment contract."

Special rules also apply if you are subject to the alternative minimum tax. You should consult a tax adviser if you are subject to the alternative minimum tax.


MODIFIED ENDOWMENT CONTRACTS

Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts," and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during the first seven policy years. Certain changes in a policy after it is issued could also cause it to be classified as a modified endowment contract. A current or prospective policy owner should consult with a competent adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.


MULTIPLE POLICIES

All modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includable in the policy owner's income when a taxable distribution occurs.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:

     1. All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contact will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed.

     2. Loans taken from or secured by a policy classified as a modified endowment contract are treated as distributions and taxed first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed.

     3. A 10% additional income tax penalty may be imposed on the distribution amount subject to income tax. Consult a tax adviser to determine whether or not you may be subject to this penalty tax.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner's investment in the policy. Only after the recovery of all investment in the policy, is there taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for federal income tax purposes, if policy benefits are reduced during the first fifteen policy years, may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a modified endowment contract are generally not treated as distributions. Finally, neither distributions from, nor loans from or secured by, a policy that is not a modified endowment contract are subject to the 10% additional income tax.


INVESTMENT IN THE POLICY

Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy other than a policy loan, your

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investment in the policy is reduced by the amount of the distribution that is tax free.


POLICY LOANS

In general, interest on a policy loan will not be deductible. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.


SECTION 1035 EXCHANGES

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of one life insurance policy for another life insurance policy, or for an endowment or annuity contract. We accept 1035 exchanges with outstanding loans. Special rules and procedures apply to Section 1035 exchanges. If you wish to take advantage of Section 1035, you should consult your tax adviser.


TAX-EXEMPT POLICY OWNERS

Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult their tax adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.


POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative action is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.


CHANGES TO COMPLY WITH THE LAW

So that your policy continues to qualify as life insurance under the Code, we reserve the right to refuse to accept all or part of your premium payments, or to change your death benefit. We may refuse to allow you to make partial withdrawals that would cause your policy to fail to qualify as life insurance. We also may:
     o   make changes to your policy or its riders; or
     o take distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes.

If we make any change of this type, it applies the same way to all affected policies. We will give you advance notice of this change.

The tax law limits the amount we can charge for mortality costs and other expenses used to calculate whether your policy qualifies as life insurance for federal income tax purposes. We must base these calculations on reasonable mortality charges and other charges reasonably expected to be paid. The Treasury issued proposed regulations on what it considers reasonable mortality charges. We believe that the charges used for your policy should meet the Treasury's current requirement for "reasonableness." We reserve the right to make changes to the mortality charges if future regulations have standards which make changes necessary in order to continue to qualify your policy as life insurance for federal income tax purposes.

Additionally, assuming that you do not want your policy to be or to become a modified endowment contract, we include a policy endorsement under which we have the right to amend your policy, including riders. We do this to attempt to enable your policy to continue to meet the seven-pay test for federal income tax purposes. If the policy premium you pay is more than the seven-pay limit, we have the right to remove any excess premium or to make any appropriate adjustments to your policy's account value and death benefit. It is not clear, however, whether we can take effective action pursuant to this endorsement under all possible circumstances to prevent a policy that has exceeded the premium limitation from being classified as a modified endowment contract.

Any increase in your death benefit will cause an increase in your cost of insurance charges.


OTHER

Policy owners may use our policies in various arrangements, including:
     o   qualified plans;
     o   non-qualified deferred compensation or salary continuance plans;

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     o   split dollar insurance plans;
     o   executive bonus plans;
     o   retiree medical benefit plans; and
     o   other plans.

The tax consequences of these plans may vary depending on the particular facts and circumstances of each arrangement. If you want to use any of your policies in this type of arrangement, you should consult a qualified tax adviser regarding the tax issues of your particular arrangement.

In recent years, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.

The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. We do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you may have to pay income taxes and possibly penalties later.

The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the policy owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

YOU SHOULD CONSULT QUALIFIED LEGAL OR TAX ADVISERS FOR COMPLETE INFORMATION ON FEDERAL, STATE, LOCAL, AND OTHER TAX CONSIDERATIONS.





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ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES, AND ACCUMULATED PREMIUMS


The following tables are intended to show how the policy works. This includes how benefits and values can vary over a long period of time. Each table also compares these values with total premiums paid with interest. The policies illustrated include:


                                                Definition
                                    Death        of Life        Stated                      Target
                     Smoker        Benefit      Insurance        Death                      Death
Gender    Age        Status         Option         Test         Benefit      Premium       Benefit
------    ---        ------         ------         ----         -------      -------       -------
 Male      45      Non-smoker         1            CVAT         200,000       $3,750       200,000
                    Preferred

 Male      45      Non-smoker         1            CVAT         100,000       $3,750       200,000
                    Preferred

 Male      45      Non-smoker         1             GP          200,000       $3,750       200,000
                    Preferred

The tables show how death benefits, account values, and cash surrender values of a hypothetical policy could vary over an extended period of time, assuming the variable divisions had constant hypothetical gross annual investment returns of 0%, 12%, or 6% over the periods indicated in each table. Values would differ from those shown in the tables if the annual investment returns were not constant. The amounts shown would differ if we had used female or unisex rates.

These illustrations assume there are no policy loans.

We illustrate premium payments as if they were made at the beginning of the year. The third column of each table shows what would happen if an amount equal to the assumed premiums earned interest, after taxes, of 5% compounded annually.

The difference between the account value and the cash surrender value in the first fourteen years of the policy show the effect of the surrender charge.

The net investment return on your policy is lower than the gross investment return on the variable divisions. This is due to the mortality and expense risk charge, and the portfolio charge for management fees and portfolio expenses. We show the effect of the net investment return in the in the amounts for death benefits, account values and cash surrender values.

The tables reflect annual investment management fees of 0.6643% of the portfolios' aggregate average daily net assets. This hypothetical rate is a simple average of the investment advisory fees applying to the investment portfolios for the year ending December 31, 1998. We assume other portfolio expenses at the rate of 0.2461% of the portfolios' average daily net assets. This is an average of all the portfolios' other expenses for the year ending December 31, 1998 after any absorption by investment portfolio managers has been made. The average of all portfolios' total expenses is 0.9104%.

Actual fees vary by portfolio. The portfolio fees and expenses used in the illustrations are the net amounts shown after absorption of fees and expenses by the portfolio's investment manager. Absent such reimbursement, the fees and expenses used in the illustrations would be higher. The tables assume that the current expense reimbursement arrangements will continue. However, they may not continue.

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The effect of these portfolio charges and expenses, and mortality and expense risk charges results in a net rate of return of:
     o   (1.65)% on a 0% gross rate of return;
     o   4.30% on a 6% gross rate of return; and
     o   10.26% on a 12% gross rate of return.

The tables assume that charges have been deducted including deductions for premiums, cost of insurance rider charges, monthly deductions and administrative and sales charges. The tables show charges at our current rates which includes a persistency refund. The tables also show charges at the maximum rates we guarantee in our policies. SEE MONTHLY DEDUCTIONS FROM YOUR ACCOUNT VALUE, PAGE
47. The tables reflect that we do not currently charge against the variable account for state or federal taxes. If we charge for the taxes in the future, it will take a higher gross rate of return than the rates shown to produce the same death benefits, account values, and cash surrender values.

If we are asked to do so, we will give you a comparable personal illustration based on:
     o   the insured person's age and gender;
     o   standard premium class assumptions;
     o   initial stated death benefit;
     o   the chosen death benefit option;
     o   scheduled premiums consistent with your policy form; and
     o   special features elected on your policy.

At issue, we deliver an individualized illustration showing the scheduled premium you chose and the insured person's actual risk class. After we issue the policy, if you ask us to, we will give you an illustration of future policy benefits. We base these hypothetical future benefits on both guaranteed and current cost factor assumptions and actual account value.

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PROSPECT:  INSURED'S NAME
MALE 45 NON-SMOKER                                                 PRESENTED BY:
PREFERRED
                                  SECURITY LIFE
                      FIRSTLINE II VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:  $200000                      DEATH BENEFIT OPTION 1
                                                    ANNUAL PREMIUM:  $3750.00
                                                    CASH VALUE ACCUMULATION TEST
                                  SUMMARY PAGE

                           ASSUMING GUARANTEED CHARGES
                Assuming Hypothetical Gross Investment Return of:


                                  -----------0.00%-----------     -----------12.00%-----------     -----------6.00%----------
                       PREMIUM               CASH                             CASH                            CASH
                     ACCUMULATED  ACCOUNT    SURR      DEATH      ACCOUNT     SURR      DEATH      ACCOUNT    SURR     DEATH
  YEAR      PREMIUMS    AT 5%      VALUE     VALUE    BENEFIT      VALUE      VALUE    BENEFIT      VALUE     VALUE   BENEFIT

     1         3750       3938      2357       870     200000       2706       1219     200000      2532      1044     200000
     2         3750       8072      4615      2940     200000       5628       3953     200000      5110      3435     200000
     3         3750      12413      6770      4907     200000       8785       6922     200000      7735      5872     200000
     4         3750      16971      8940      6890     200000      12327      10277     200000     10529      8479     200000
     5         3750      21757     10999      8799     200000      16164      13964     200000     13370     11170     200000
     6         3750      26783     12945     10745     200000      20326      18126     200000     16257     14057     200000
     7         3750      32059     14763     12563     200000      24836      22636     200000     19180     16980     200000
     8         3750      37600     16444     14519     200000      29726      27801     200000     22132     20207     200000
     9         3750      43417     17976     16326     200000      35029      33379     200000     25100     23450     200000
    10         3750      49525     19345     17970     200000      40782      39407     200000     28073     26698     200000
    15         3750      84966     24155     24155     200000      80784      80784     200000     44120     44120     200000
    20         3750     130197     23034     23034     200000     146622     146622     253949     60086     60086     200000
    25         3750     187925     11541     11541     200000     246409     246409     381935     73800     73800     200000
    30         3750     261603      --        --       200000     392822     392822     552308     81342     81342     200000

AGE 65         3750     140645     21739     21739     200000     163535     163535     276702     63080     63080     200000


THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.

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PROSPECT:  INSURED'S NAME:
MALE 45 NON-SMOKER                                                 PRESENTED BY:
PREFERRED
                                  SECURITY LIFE
                      FIRSTLINE II VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:  $200000                      DEATH BENEFIT OPTION 1
                                                    ANNUAL PREMIUM:  $3750.00
                                                    CASH VALUE ACCUMULATION TEST
                                  SUMMARY PAGE

                            ASSUMING CURRENT CHARGES
                Assuming Hypothetical Gross Investment Return of:


                                  -----------0.00%-----------     -----------12.00%-----------     -----------6.00%----------
                       PREMIUM               CASH                             CASH                            CASH
                     ACCUMULATED  ACCOUNT    SURR      DEATH      ACCOUNT     SURR      DEATH      ACCOUNT    SURR     DEATH
  YEAR      PREMIUMS    AT 5%      VALUE     VALUE    BENEFIT      VALUE      VALUE    BENEFIT      VALUE     VALUE   BENEFIT

     1         3750       3938      2810      1322     200000       3187       1700     200000      2998      1511     200000
     2         3750       8072      5526      3851     200000       6653       4978     200000      6078      4403     200000
     3         3750      12413      8148      6285     200000      10424       8562     200000      9240      7377     200000
     4         3750      16971     10798      8748     200000      14664      12614     200000     12615     10565     200000
     5         3750      21757     13359     11159     200000      19296      17096     200000     16090     13890     200000
     6         3750      26783     15828     13628     200000      24363      22163     200000     19669     17469     200000
     7         3750      32059     18198     15998     200000      29902      27702     200000     23348     21148     200000
     8         3750      37600     20466     18541     200000      35962      34037     200000     27128     25203     200000
     9         3750      43417     22622     20972     200000      42593      40943     200000     31006     29356     200000
    10         3750      49525     24664     23289     200000      49858      48483     200000     34983     33608     200000
    15         3750      84966     34144     34144     200000     101618     101618     200000     58297     58297     200000
    20         3750     130197     40828     40828     200000     186536     186536     323081     86606     86606     200000
    25         3750     187925     43669     43669     200000     321743     321743     498702    121864    121864     200000
    30         3750     261603     40173     40173     200000     534991     534991     752197    165962    165962     233342

AGE 65         3750     140645     41775     41775     200000     208839     208839     353356     93035     93035     200000

THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENTS RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.

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PROSPECT:  INSURED'S NAME
MALE 45 NON-SMOKER                                                PRESENTED BY:
PREFERRED
                                  SECURITY LIFE
                      FIRSTLINE II VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:  $100000                      DEATH BENEFIT OPTION 1
INITIAL ADJUSTABLE TERM RIDER:  $100000             ANNUAL PREMIUM:  $3750.00
                                                    CASH VALUE ACCUMULATION TEST
                                  SUMMARY PAGE

                           ASSUMING GUARANTEED CHARGES
                Assuming Hypothetical Gross Investment Return of:


                                  -----------0.00%-----------     -----------12.00%-----------     -----------6.00%----------
                       PREMIUM               CASH                             CASH                            CASH
                     ACCUMULATED  ACCOUNT    SURR      DEATH      ACCOUNT     SURR      DEATH      ACCOUNT    SURR     DEATH
  YEAR      PREMIUMS    AT 5%      VALUE     VALUE    BENEFIT      VALUE      VALUE    BENEFIT      VALUE     VALUE   BENEFIT

     1         3750       3938      2356      1518     200000       2705       1867     200000      2530      1693     200000
     2         3750       8072      4612      3587     200000       5625       4600     200000      5107      4082     200000
     3         3750      12413      6765      5665     200000       8779       7679     200000      7730      6630     200000
     4         3750      16971      8934      7834     200000      12319      11219     200000     10521      9421     200000
     5         3750      21757     10991      9891     200000      16153      15053     200000     13360     12260     200000
     6         3750      26783     12934     11834     200000      20311      19211     200000     16245     15145     200000
     7         3750      32059     14750     13650     200000      24817      23717     200000     19165     18065     200000
     8         3750      37600     16429     15466     200000      29702      28739     200000     22112     21150     200000
     9         3750      43417     17958     17133     200000      34999      34174     200000     25077     24252     200000
    10         3750      49525     19324     18636     200000      40746      40058     200000     28046     27358     200000
    15         3750      84966     24113     24113     200000      80699      80699     200000     44059     44059     200000
    20         3750     130197     22958     22958     200000     146475     146475     253694     59963     59963     200000
    25         3750     187925     11405     11405     200000     246184     246184     381585     73565     73565     200000
    30         3750     261603      --        --       200000     392483     392483     551831     80877     80877     200000

AGE 65         3750     140645     21654     21654     200000     163375     163375     276430     62940     62940     200000

THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.

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FirstLine II                           65

PROSPECT:  INSURED'S NAME
MALE 45 NON-SMOKER                                                 PRESENTED BY:
PREFERRED
                                  SECURITY LIFE
                      FIRSTLINE II VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:  $100000                      DEATH BENEFIT OPTION 1
INITIAL ADJUSTABLE TERM RIDER:  $100000             ANNUAL PREMIUM:  $3750.00
                                                    CASH VALUE ACCUMULATION TEST
                                  SUMMARY PAGE

                            ASSUMING CURRENT CHARGES
                Assuming Hypothetical Gross Investment Return of:



                                  -----------0.00%-----------     -----------12.00%-----------     -----------6.00%----------
                       PREMIUM               CASH                             CASH                            CASH
                     ACCUMULATED  ACCOUNT    SURR      DEATH      ACCOUNT     SURR      DEATH      ACCOUNT    SURR     DEATH
  YEAR      PREMIUMS    AT 5%      VALUE     VALUE    BENEFIT      VALUE      VALUE    BENEFIT      VALUE     VALUE   BENEFIT

     1         3750       3938      2984      2147     200000       3373       2535     200000      3178      2341     200000
     2         3750       8072      5878      4853     200000       7050       6025     200000      6452      5427     200000
     3         3750      12413      8682      7582     200000      11062       9962     200000      9825      8725     200000
     4         3750      16971     11523     10423     200000      15580      14480     200000     13431     12331     200000
     5         3750      21757     14286     13186     200000      20536      19436     200000     17163     16063     200000
     6         3750      26783     16973     15873     200000      25978      24878     200000     21029     19929     200000
     7         3750      32059     19582     18482     200000      31960      30860     200000     25033     23933     200000
     8         3750      37600     22111     21149     200000      38538      37575     200000     29182     28219     200000
     9         3750      43417     24557     23732     200000      45771      44946     200000     33477     32652     200000
    10         3750      49525     26916     26229     200000      53687      52999     200000     37924     37237     200000
    15         3750      84966     38291     38291     200000     109183     109183     214217     64191     64191     200000
    20         3750     130197     47190     47190     200000     198713     198713     344170     95872     95872     200000
    25         3750     187925     53032     53032     200000     341251     341251     528938    134931    134931     209143
    30         3750     261603     54235     54235     200000     566046     566046     795860    181874    181874     255714

AGE 65         3750     140645     48645     48645     200000     222226     222226     376006    103031    103031     200000

THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENTS RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.

--------------------------------------------------------------------------------

FirstLine II                           66

PROSPECT:  INSURED'S NAME
MALE 45 NON-SMOKER                                                PRESENTED BY:
PREFERRED
                                  SECURITY LIFE
                      FIRSTLINE II VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:  $200000                         DEATH BENEFIT OPTION 1
                                                       ANNUAL PREMIUM:  $3750.00
                                                       GUIDELINE PREMIUM TEST
                                  SUMMARY PAGE

                           ASSUMING GUARANTEED CHARGES
                Assuming Hypothetical Gross Investment Return of:



                                  -----------0.00%-----------     -----------12.00%-----------     -----------6.00%----------
                       PREMIUM               CASH                             CASH                            CASH
                     ACCUMULATED  ACCOUNT    SURR      DEATH      ACCOUNT     SURR      DEATH      ACCOUNT    SURR     DEATH
  YEAR      PREMIUMS    AT 5%      VALUE     VALUE    BENEFIT      VALUE      VALUE    BENEFIT      VALUE     VALUE   BENEFIT

     1         3750       3938      2357       870     200000       2706       1219     200000      2532      1044     200000
     2         3750       8072      4615      2940     200000       5628       3953     200000      5110      3435     200000
     3         3750      12413      6770      4907     200000       8785       6922     200000      7735      5872     200000
     4         3750      16971      8940      6890     200000      12327      10277     200000     10529      8479     200000
     5         3750      21757     10999      8799     200000      16164      13964     200000     13370     11170     200000
     6         3750      26783     12945     10745     200000      20326      18126     200000     16257     14057     200000
     7         3750      32059     14763     12563     200000      24836      22636     200000     19180     16980     200000
     8         3750      37600     16444     14519     200000      29726      27801     200000     22132     20207     200000
     9         3750      43417     17976     16326     200000      35029      33379     200000     25100     23450     200000
    10         3750      49525     19345     17970     200000      40782      39407     200000     28073     26698     200000
    15         3750      84966     24155     24155     200000      80784      80784     200000     44120     44120     200000
    20         3750     130197     23034     23034     200000     148313     148313     200000     60086     60086     200000
    25         3750     187925     11541     11541     200000     265206     265206     307639     73800     73800     200000
    30         3750     261603      --        --       200000     457527     457527     489554     81342     81342     200000

AGE 65         3750     140645     21739     21739     200000     167202     167202     200642     63080     63080     200000

THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.

--------------------------------------------------------------------------------

FirstLine II                           67

PROSPECT:  INSURED'S NAME:
MALE 45 NON-SMOKER                                                 PRESENTED BY:
PREFERRED
                                  SECURITY LIFE
                      FIRSTLINE II VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:  $200000                         DEATH BENEFIT OPTION 1
                                                       ANNUAL PREMIUM:  $3750.00
                                                       GUIDELINE PREMIUM TEST
                                  SUMMARY PAGE

                            ASSUMING CURRENT CHARGES
                Assuming Hypothetical Gross Investment Return of:


                                  -----------0.00%-----------     -----------12.00%-----------     -----------6.00%----------
                       PREMIUM               CASH                             CASH                            CASH
                     ACCUMULATED  ACCOUNT    SURR      DEATH      ACCOUNT     SURR      DEATH      ACCOUNT    SURR     DEATH
  YEAR      PREMIUMS    AT 5%      VALUE     VALUE    BENEFIT      VALUE      VALUE    BENEFIT      VALUE     VALUE   BENEFIT

     1         3750       3938      2810      1322     200000       3187       1700     200000      2998      1511     200000
     2         3750       8072      5526      3851     200000       6653       4978     200000      6078      4403     200000
     3         3750      12413      8148      6285     200000      10424       8562     200000      9240      7377     200000
     4         3750      16971     10798      8748     200000      14664      12614     200000     12615     10565     200000
     5         3750      21757     13359     11159     200000      19296      17096     200000     16090     13890     200000
     6         3750      26783     15828     13628     200000      24363      22163     200000     19669     17469     200000
     7         3750      32059     18198     15998     200000      29902      27702     200000     23348     21148     200000
     8         3750      37600     20466     18541     200000      35962      34037     200000     27128     25203     200000
     9         3750      43417     22622     20972     200000      42593      40943     200000     31006     29356     200000
    10         3750      49525     24664     23289     200000      49858      48483     200000     34983     33608     200000
    15         3750      84966     34144     34144     200000     101618     101618     200000     58297     58297     200000
    20         3750     130197     40828     40828     200000     190055     190055     231867     86606     86606     200000
    25         3750     187925     43669     43669     200000     338195     338195     392306    121864    121864     200000
    30         3750     261603     40173     40173     200000     584327     584327     625230    167726    167726     200000

AGE 65         3750     140645     41775     41775     200000     214056     214056     256868     93124     93124     200000

THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENTS RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.


--------------------------------------------------------------------------------

FirstLine II                           68

ADDITIONAL INFORMATION

DIRECTORS AND OFFICERS

Set forth below is information regarding the directors and principal officers of Security Life of Denver Insurance Company. Security Life's address, and the business address of each person named, except as noted with one or two asterisks (*/**), is Security Life Center, 1290 Broadway, Denver, Colorado 80203-5699. The business address of each person denoted with one asterisk (*) is ING North America Insurance Corporation, 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390. The business address of each person denoted with two asterisks (**) is Security Life of Denver Insurance Company, 9140 Arrowpoint Blvd., Suite 400, Charlotte, North Carolina 28273.




Name and Principal
Business and Address         Position and Offices with Security Life of Denver
--------------------         -------------------------------------------------
Stephen M. Christopher       Chairman, President and Chief Executive Officer

Thomas F. Conroy             Director, President, Security Life Reinsurance

Michael W. Cunningham*       Director, Executive Vice President

Linda B. Emory*              Director

James L. Livingston, Jr.     Executive Vice President and Chief Operating
                             Officer

Jeffrey R. Messner           Executive Vice President and Chief Marketing
                             Officer

Jess A. Skriletz             President, ING Institutional Markets

John R. Barmeyer*            Senior Vice President, Chief Legal Officer

Wayne D. Bidelman            Senior Vice President, CCRC

Eugene L. Copeland           Senior Vice President and General Counsel, Security
                             Life Reinsurance and ING Institutional Markets

Arnold A. Dicke              Senior Vice President, Chief Actuary, ING
                             Reinsurance

Carol D. Hard                Senior Vice President, Variable Products

Philip R. Kruse              Senior Vice President

Charles LeDoyen**            Senior Vice President, Structured Settlements

Timothy P. McCarthy          Senior Vice President, Marketing Services

--------------------------------------------------------------------------------
FirstLine II                           69

Name and Principal
Business and Address         Position and Offices with Security Life of Denver
--------------------         -------------------------------------------------
Gregory G. McGreevey         Senior Vice President, New Products and Market
                             Development, ING Institutional Markets

Jeffery W. Seel*             Senior Vice President, Chief Investment Officer

Lawrence D. Taylor           Senior Vice President, Chief Actuary

Louis N. Trapolino           Senior Vice President, Distribution

William D. Tyler*            Senior Vice President, Chief Information Officer

Katherine Anderson           Vice President, Chief Product Actuary

Carole A. Baumbusch          Vice President, Special Projects

Evelyn A. Bentz              Vice President, M Financial Sales

Thomas Kirby Brown, Jr.      Vice President, Operations, ING Institutional
                             Markets

Douglas W. Campbell          Vice President, Agency Sales

Daniel S. Clements           Vice President and Chief Underwriter

Stanley F. Eckert            Vice President, National Marketing

Shari A. Enger               Vice President -- Controller

Larry D. Erb                 Vice President, Information Technology

Martha K. Evans              Vice President, Variable Operations

Fitz Fisher                  Vice President, Information Technology

Deborah B. Holden*           Vice President, Corporate Benefits

Brian Holland                Vice President, Sales and International Risk
                             Management

Kenneth R. Kiefer**          Vice President, Operations, Structured Settlements

Richard D. King              Vice President, Medical Director

Stephen F. Kraysler          Vice President, Structured Reinsurance

--------------------------------------------------------------------------------
FirstLine II                           70

Name and Principal
Business and Address         Position and Offices with Security Life of Denver
--------------------         -------------------------------------------------
C. Lynn McPherson*           Vice President

Sue A. Miskie                Vice President, Corporate Services

David S. Pendergrass*        Vice President and Treasury Officer

Stephen R. Pryde             Vice President, Administration

Christiaan M. Rutten         Vice President, Structured Reinsurance

Casey J. Scott               Vice President, National Marketing

Alan C. Singer               Vice President, Customer Relations and Regulatory
                             Compliance

Mark A. Smith                Vice President, Insurance Services

Jerome M. Strop              Vice President, Strategic Marketing

Gary W. Waggoner             Vice President, General Counsel and Corporate
                             Secretary

Amy L. Winsor                Vice President and Treasurer

William Wojciechowski*       Vice President, CCRC

Eric G. Banta                Assistant Secretary

Roger O. Beebe               Actuarial Officer

Marsha K. Crest              Agency Administration Officer

Kim M. Curley                Appointed Actuary

John B. Dickinson            Actuarial Officer

Relda A. Fleshman            Deputy General Counsel

Shirley A. Knarr             Actuarial Officer

Glen E. Stark                Actuarial Officer

William J. Wagner            Actuarial Officer

--------------------------------------------------------------------------------

FirstLine II                           71

REGULATION

We are regulated and supervised by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado which periodically examines our financial condition and operations. In addition, we are subject to the insurance laws and regulations in every jurisdiction in which we do business. As a result, the provisions of this policy may vary somewhat from jurisdiction to jurisdiction.

We are required to submit annual statements, including financial statements, of our operations and finances to the insurance departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

We are also subject to various federal securities laws and regulations.


LEGAL MATTERS

The legal matters in connection with the policy described in this prospectus have been passed on by the General Counsel of Security Life. Sutherland Asbill & Brennan LLP has provided advice on certain matters relating to the federal securities laws.


LEGAL PROCEEDINGS

Security Life, as an insurance company, is ordinarily involved in litigation. We do not believe that any current litigation is material to Security Life's ability to meet its obligations under the policy or to the variable account, and we do not expect to incur significant losses from such actions. ING America Equities, Inc., the principal underwriter and distributor of the policy, is not engaged in any litigation of any material nature.


EXPERTS

The consolidated financial statements of Security Life of Denver Insurance Company and Subsidiaries at December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, and the financial statements of the Security Life Separate Account L1 at December 31, 1998, and for each of the three years in the period ended December 31, 1998, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Actuarial matters in this prospectus have been examined by Lawrence D. Taylor, F.S.A., M.A.A.A., who is Senior Vice President and Chief Actuary of Security Life. His opinion on actuarial matters is filed as an exhibit to the Registration Statement we filed with the SEC.


REGISTRATION STATEMENT

We have filed a Registration Statement relating to the Variable Account and the variable life insurance policy described in this prospectus with the SEC. The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus under the rules and regulations of the SEC. The additional information may be obtained from the SEC's principal office in Washington, DC. There is a charge for this material.






--------------------------------------------------------------------------------

FirstLine II                           72

                              FINANCIAL STATEMENTS


The consolidated financial statements of Security Life of Denver Insurance Company and Subsidiaries ("Security Life and Subsidiaries") at December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, are prepared in accordance with generally accepted accounting principles and start on page 74.

The financial statements included for the Security Life Separate Account L1 at December 31, 1998 and for each of the three years in the period ended December 31, 1998, are prepared in accordance with generally accepted accounting principles and represent those divisions that had commenced operations by that date.

The consolidated financial statements of Security Life and Subsidiaries, as well as the financial statement included for the Security Life Separate Account L1 referred to above have been audited by Ernst & Young LLP. The consolidated financial statements of Security Life and Subsidiaries should be distinguished from the financial statements of the Security Life Separate Account L1 and should be considered only as bearing upon the ability of Security Life and Subsidiaries to meet its obligations under the policies. They should not be considered as bearing upon the investment experience of the divisions of Security Life Separate Account L1.






--------------------------------------------------------------------------------

FirstLine II                           73

                                    Consolidated Financial Statements

                                    Security Life of Denver
                                    Insurance Company
                                    and Subsidiaries


                                    Years ended December 31, 1998, 1997 and 1996 with Report of Independent Auditors

--------------------------------------------------------------------------------

FirstLine II                           74

           Security Life of Denver Insurance Company and Subsidiaries

                        Consolidated Financial Statements


                  Years ended December 31, 1998, 1997 and 1996





                                    CONTENTS

Report of Independent Auditors ...............................................76

Audited Consolidated Financial Statements

Consolidated Balance Sheets ..................................................77
Consolidated Statements of Income ............................................79
Consolidated Statements of Comprehensive Income...............................80
Consolidated Statements of Stockholder's Equity ..............................81
Consolidated Statements of Cash Flows ........................................82
Notes to Consolidated Financial Statements ...................................84

--------------------------------------------------------------------------------

FirstLine II                           75

[Logo of Ernst & Young LLP appears here]


                         Report of Independent Auditors

Board of Directors and Stockholder
Security Life of Denver Insurance Company

We have audited the accompanying consolidated balance sheets of Security Life of Denver Insurance Company (a wholly-owned subsidiary of ING America Insurance Holdings, Inc.) and subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Life of Denver Insurance Company and subsidiaries at December 31, 1998 and 1997, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.


Denver, Colorado                                           /s/ Ernst & Young LLP

April 5, 1999






--------------------------------------------------------------------------------
FirstLine II                           76

           Security Life of Denver Insurance Company and Subsidiaries

                           Consolidated Balance Sheets

                             (Dollars in Thousands)


                                                                         DECEMBER 31
                                                                  1998                 1997
                                                              --------------------------------

Assets
Investments (Notes 2 and 3):
   Fixed maturities, at fair value (amortized cost:
     1998--$3,383,582; 1997--$3,007,012)                      $ 3,503,530          $3,152,355
   Equity securities, at fair value (cost: 1998--$6,761;
     1997--$6,754)                                                  8,400               8,019
   Mortgage loans on real estate                                  784,108             576,620
   Investment real estate, at cost, less accumulated
     depreciation (1998--$706; 1997--$667)                          1,740               1,767
   Policy loans                                                   925,623             875,405
   Other long-term investments                                     17,671              14,307
   Short-term investments                                             747              55,466
                                                              --------------------------------
Total investments                                               5,241,819           4,683,939

Cash                                                               31,644              22,299
Accrued investment income                                          52,440              49,726
Reinsurance recoverable:
   Paid benefits                                                   11,364              11,170
   Unpaid benefits                                                 24,312              14,988
Prepaid reinsurance premiums (Note 8)                           3,329,901           2,744,863
Deferred policy acquisition costs (DPAC)                          778,126             682,905
Property and equipment, at cost, less accumulated
   depreciation (1998--$25,981; 1997--$22,925)                     36,141              37,943
Federal income tax recoverable (Note 9)                              --                 5,722
Indebtedness from related parties                                   4,339               2,443
Other assets                                                      113,019              87,298
Separate account assets (Note 6)                                  423,474             263,035





                                                              --------------------------------
Total assets                                                  $10,046,579          $8,606,331
                                                              ================================





--------------------------------------------------------------------------------
FirstLine II                           77



                                                                                   DECEMBER 31
                                                                            1998                 1997
                                                                    -----------------------------------------
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:

     Life and annuity reserves                                            $ 4,857,141          $4,328,577
     Guaranteed investment contracts                                        3,210,012           2,634,654
     Policyholders' funds                                                      81,064              82,291
     Advance premiums                                                             272                 365
     Accrued dividends and dividends on deposit                                21,268              21,129
     Policy and contract claims                                               130,100             103,525
                                                                          -----------          ----------
   Total future policy benefits                                             8,299,857           7,170,541

   Accounts payable and accrued expenses                                      108,165              99,335
   Indebtedness to related parties                                             13,755               7,704
   Long-term debt to related parties (Note 10)                                100,000              75,000
   Accrued interest on long-term debt to related
     parties (Note 10)                                                          5,387               5,128
   Other liabilities                                                          109,593              61,424
   Federal income taxes payable (Note 9)                                          106                --
   Deferred federal income taxes (Note 9)                                      60,062              53,829
   Separate account liabilities (Note 6)                                      423,474             263,035
                                                                          -----------          ----------
Total liabilities                                                           9,120,399           7,735,996

Commitments and contingencies
   (Notes 8 and 13)

Stockholder's equity (Note 11): Common stock, $20,000 par value:
     Authorized - 149 shares
     Issued and outstanding - 144 shares                                        2,880               2,880
   Additional paid-in capital                                                 315,722             315,722
   Retained earnings                                                          563,553             500,795
   Accumulated other comprehensive income                                      44,025              50,938
                                                                          -----------          ----------
Total stockholder's equity                                                    926,180             870,335
                                                                          -----------          ----------
Total liabilities and stockholder's equity                                $10,046,579          $8,606,331
                                                                          ===========          ==========

See accompanying notes.

--------------------------------------------------------------------------------
FirstLine II                           78

           Security Life of Denver Insurance Company and Subsidiaries

                        Consolidated Statements of Income

                             (Dollars in Thousands)



                                                                         YEAR ENDED DECEMBER 31
                                                                 1998              1997             1996
                                                            -----------------------------------------------
Revenues:

   Traditional life insurance premiums                      $   120,675       $   122,429       $ 118,200
   Universal life and investment product charges                229,226           217,108         202,081
   Reinsurance premiums assumed                                 431,267           446,434         339,335
                                                            -----------       -----------       ---------
                                                                781,168           785,971         659,616
   Reinsurance premiums ceded                                  (143,211)         (124,815)       (117,880)
                                                            -----------       -----------       ---------
                                                                637,957           661,156         541,736

   Net investment income                                        361,996           340,898         312,121
   Net realized gains on investments                             10,818            28,645           4,770
   Other revenues                                                11,771             6,743             526
                                                            -----------       -----------       ---------
                                                              1,022,542         1,037,442         859,153
Benefits and expenses:
   Benefits:
     Traditional life insurance:
       Death benefits                                           239,921           299,305         235,828
       Other benefits                                            77,209            79,849          71,939
     Universal life and investment contracts:
       Interest credited to account balances                    236,136           217,614         186,908
       Death benefits incurred in excess of account
         balances                                                63,103            73,260          54,004
     Increase in future policy benefits                         102,875            72,685         121,946
     Reinsurance recoveries                                     (84,506)          (98,376)        (80,276)
     Product conversions                                         10,578             7,014          16,379
                                                            -----------       -----------       ---------
                                                                645,316           651,351         606,728
   Expenses:
     Commissions                                                 49,569            46,516          25,846
     Insurance operating expenses                               125,194            89,075          69,580
     Amortization of deferred policy acquisition costs          105,639           116,495          94,685
                                                            -----------       -----------       ---------
                                                                925,718           903,437         796,839
                                                            -----------       -----------       ---------

Income before federal income taxes                               96,824           134,005          62,314
Federal income taxes (Note 9)                                    34,066            47,019          21,876
                                                            -----------       -----------       ---------
Net income                                                  $    62,758       $    86,986       $  40,438
                                                            ===========       ===========       =========


See accompanying notes.

--------------------------------------------------------------------------------
FirstLine II                           79

           Security Life of Denver Insurance Company and Subsidiaries

                 Consolidated Statements of Comprehensive Income

                             (Dollars in Thousands)



                                                                                 YEAR ENDED DECEMBER 31
                                                                         1998           1997           1996
                                                                   -----------------------------------------------

Net income                                                            $ 62,758       $ 86,986       $ 40,438
                                                                      --------       --------       --------

Other comprehensive income:
   Unrealized gains (losses) on securities:
     Net change in unrealized holding gains (losses), net of tax       (11,251)        28,367        (25,294)
     Reclassification adjustment for realized gains
       included in net income, net of tax                               (5,010)        (4,601)        (2,422)
     Effect on DPAC of unrealized gains and
       losses on fixed maturities, net of tax                            7,236        (37,522)        13,461
     Reclassification effect on DPAC of realized gains and
       losses included in net income, net of tax                         3,075          5,976           --
   Net change in pension liability, net of tax                            (963)          --             --
                                                                      --------       --------       --------

Total other comprehensive income                                        (6,913)        (7,780)       (14,255)
                                                                      --------       --------       --------

Comprehensive income                                                  $ 55,845       $ 79,206       $ 26,183
                                                                      ========       ========       ========


See accompanying notes.

--------------------------------------------------------------------------------
FirstLine II                           80

           Security Life of Denver Insurance Company and Subsidiaries

                 Consolidated Statements of Stockholder's Equity

                             (Dollars in Thousands)



                                                                YEAR ENDED DECEMBER 31
                                                         1998             1997            1996
                                                      -----------------------------------------
Common stock:
   Balance at beginning and end of year               $   2,880       $   2,880       $   2,880
                                                      =========       =========       =========

Additional paid-in capital:
   Balance at beginning of year                       $ 315,722       $ 302,722       $ 297,422
   Capital contributions                                   --            13,000           5,300
                                                      ---------       ---------       ---------
   Balance at end of year                             $ 315,722       $ 315,722       $ 302,722
                                                      =========       =========       =========

Accumulated other comprehensive income:
   Net unrealized gains on investments:
     Balance at beginning of year                     $  50,938       $  58,718       $  72,973
     Unrealized gains (losses) on securities:
       Change in unrealized gains (losses),
         net of tax                                     (16,261)         23,766         (27,716)
       Effect on DPAC of unrealized gains and
         losses on fixed maturities, net of tax          10,311         (31,546)         13,461
                                                      ---------       ---------       ---------
     Balance at end of year                              44,988          50,938          58,718

   Accumulated net pension liability:
     Balance at beginning of year                          --              --              --
     Net change in pension liability, net of tax           (963)           --              --
                                                      ---------       ---------       ---------
     Balance at end of year                                (963)           --              --
                                                      ---------       ---------       ---------

Total accumulated other comprehensive income          $  44,025       $  50,938       $  58,718
                                                      =========       =========       =========

Retained earnings:
   Balance at beginning of year                       $ 500,795       $ 413,809       $ 373,371
   Net income                                            62,758          86,986          40,438
                                                      ---------       ---------       ---------
   Balance at end of year                             $ 563,553       $ 500,795       $ 413,809
                                                      =========       =========       =========

Total stockholder's equity                            $ 926,180       $ 870,335       $ 778,129
                                                      =========       =========       =========


See accompanying notes.

--------------------------------------------------------------------------------
FirstLine II                           81

           Security Life of Denver Insurance Company and Subsidiaries

                      Consolidated Statements of Cash Flows

                             (Dollars in Thousands)



                                                                         YEAR ENDED DECEMBER 31
                                                                1998             1997               1996
                                                          --------------------------------------------------
Operating activities

Net income                                                $    62,758       $    86,986       $    40,438
Adjustments to reconcile net income to net cash
   provided by operating activities:
     Increase in future policy benefits                       874,765           995,632           585,581
     Net decrease (increase) in federal income taxes           12,061           (12,317)           78,668
     Increase (decrease) in accounts payable and
       accrued expenses                                        55,361            21,033            (1,361)
     Increase in accrued interest on long-term debt               259             1,428             3,676
     Increase in accrued investment income                     (2,714)           (4,300)           (7,294)
     (Increase) decrease in reinsurance recoverable            (9,518)            3,733            (5,214)
     Increase in prepaid reinsurance premiums                (585,038)         (793,851)         (336,053)
     Net realized investment gains                            (10,818)          (28,645)           (4,770)
     Depreciation and amortization expense                      3,174             3,630             3,857
     Policy acquisition costs deferred                       (184,993)         (174,374)         (152,299)
     Amortization of deferred policy acquisition
       costs                                                  105,639           116,495            94,685
     Increase in accrual for postretirement benefits              675               557               484
     Other, net                                                (7,053)           43,538           (15,539)
                                                            ---------         ---------         ---------
Net cash provided by operating activities                     314,558           259,545           284,859

INVESTING ACTIVITIES Securities available-for-sale:
   Sales:
     Fixed maturities                                       5,015,989         2,279,598           334,482
     Equity securities                                          2,251               648             4,198
   Maturities--fixed maturities                               274,463           410,632           727,937
   Purchases:
     Fixed maturities                                      (5,670,994)       (2,919,145)       (1,522,369)
     Equity securities                                         (2,089)           (2,561)             (428)
Sale, maturity or repayment of investments:
   Mortgage loans on real estate                               51,235            38,756            18,102
   Investment real estate                                        --                --               1,354
   Other long-term investments                                 10,678             2,002              --



--------------------------------------------------------------------------------
FirstLine II                           82

           Security Life of Denver Insurance Company and Subsidiaries

                             (Dollars in Thousands)



                                                               YEAR ENDED DECEMBER 31
                                                      1998            1997             1996
                                                  ----------------------------------------------
Investing activities (continued)
Purchase or issuance of investments:
   Mortgage loans on real estate                  $(259,945)      $(163,528)      $(186,228)
   Investment real estate                               (13)            (35)           --
   Policy loans, net                                (50,218)        (80,094)        (41,071)
   Other long-term investments                      (14,042)         (5,248)            809
   Short-term investments, net                       55,115         (48,447)          3,942
Additions to property and equipment                  (1,418)         (2,687)         (4,482)
Disposals of property and equipment                      68             145           2,389
                                                  ---------       ---------       ---------
Net cash used by investing activities              (588,920)       (489,964)       (661,365)

FINANCING ACTIVITIES
Increase in indebtedness to related parties          29,156           5,217          42,206
Cash contributions from parent                         --            13,000           5,300
Receipts from interest sensitive products
   credited to policyholder account balances        505,728         555,223         434,726
Return of policyholder account balances on
   interest sensitive policies                     (251,177)       (334,543)       (123,949)
                                                  ---------       ---------       ---------
Net cash provided by financing activities           283,707         238,897         358,283
                                                  ---------       ---------       ---------

Net increase (decrease) in cash                       9,345           8,478         (18,223)
Cash at beginning of year                            22,299          13,821          32,044
                                                  ---------       ---------       ---------
Cash at end of year                               $  31,644       $  22,299       $  13,821
                                                  =========       =========       =========



See accompanying notes.

--------------------------------------------------------------------------------
FirstLine II                           83

           Security Life of Denver Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements

                                December 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include the accounts and operations, after intercompany eliminations, of Security Life of Denver Insurance Company (Security Life) and its wholly-owned subsidiaries: Midwestern United Life Insurance Company (Midwestern United); First ING Life Insurance Company of New York (First ING); First Secured Mortgage Deposit Corporation; and ING America Equities, Inc.

NATURE OF OPERATIONS

Security Life of Denver Insurance Company and its subsidiaries (the Company) is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. (ING America). The Company focuses on two markets, the advanced market and reinsurance to other insurers. The life insurance products offered for the advanced market include wealth transfer and estate planning, executive benefits, charitable giving and corporate owned life insurance. These products include traditional life, interest sensitive life, universal life and variable life. Operations are conducted almost entirely on the general agency basis and the Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia and the Virgin Islands. In the reinsurance market, the Company offers financial security to clients through a mix of total risk management and traditional life insurance services.

The significant accounting policies followed by the Company that materially affect the financial statements are summarized below:

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which, as to the insurance companies included in the consolidation, differ from statutory accounting practices prescribed or permitted by state insurance regulatory authorities.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
FirstLine II                           84

           Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING CHANGES

During June 1996, the Financial Accounting Standards Board (FASB) issued Statement No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996. Also in 1996, the FASB issued Statement No. 127, which delayed certain provisions of FAS 125 dealing with transactions such as securities lending, repurchase and dollar repurchase agreements until 1998. The portion of FAS 125 that became effective in 1997 requires the entity to recognize financial and servicing assets it controls and the liabilities it has incurred and to derecognize financial assets when control has been surrendered in accordance with the criteria provided in the Statement. The application of the new rules did not have a material impact on the financial statements of the Company.

Effective January 1, 1996, the Company adopted FASB Statement No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of, which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. Statement 121 also addresses the valuation for long-lived assets that are identified for disposal. Adoption of this standard resulted in an insignificant impact to net income and stockholder's equity.

During 1998, the Company adopted FASB Statement No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits, which standardizes the disclosure requirements for pension and other postretirement benefits. This Statement is effective for years beginning after December 15, 1997, with the restatement of disclosures for prior periods provided for comparative purposes, unless prior period information is not readily available.

During 1998, the Company adopted FASB Statement No. 130, Reporting Comprehensive Income, which requires an entity to divide comprehensive income into net income and other comprehensive income in the period recognized. This Statement is effective for fiscal years beginning after December 15, 1997, with the restatement of prior period disclosures for comparative purposes. As a result of implementing this Statement, the Company has classified items of other comprehensive income by their nature in the statements of comprehensive income and the accumulated balance of other comprehensive income in the equity section of the balance sheet. This Statement affects the presentation of the financial statements, with no effect on the valuation of total stockholder's equity.


--------------------------------------------------------------------------------
FirstLine II                           85

           Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PENDING ACCOUNTING STANDARDS

During 1998, the FASB issued Statement No. 133, Accounting for Derivative Financial Instruments and Hedging Activities, which establishes a new model for accounting and reporting for derivatives and hedging activities. Statement 133 requires all derivatives to be recognized on the balance sheet and measured at fair value. Based on the type of hedging relationship (fair value, cash flow, or foreign currency), Statement 133 requires the recognition of offsetting changes in value or cash flows of both the derivative and the hedged item in earnings in the same period. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in Statement 133 are included in earnings in the period of change. The implementation of this Statement is required for years beginning after June 15, 1999, and upon the initial application of the Statement all derivatives are required to be recognized in the balance sheet as either assets or liabilities and measured at fair value. The Company plans to adopt this Statement during 2000, and the effect of implementation on the Company's financial statements has not yet been determined.

INVESTMENTS

Investments are presented on the following bases:

     The carrying value of fixed maturities depends on the classification of the security: securities held-to-maturity, securities available-for-sale, and trading securities. Management determines the appropriate classification of debt securities at the time of purchase and reevaluates such designation as of each balance sheet date.

     The Company does not hold any securities classified as held-to-maturity or trading securities.

     Debt securities and marketable equity securities are classified as available-for- sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, and deferred policy acquisition cost adjustments, reported net of tax as a component of other comprehensive income in stockholder's equity.

--------------------------------------------------------------------------------
FirstLine II                           86

           Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The amortized cost of debt securities classified as held-to-maturity or available-for- sale is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization is included in interest income from investments. Interest and dividends are included in net investment income as earned.

     Mortgage loans are carried at the unpaid balances less an allowance for credit losses. Investment real estate is carried at cost, less accumulated depreciation. Policy loans are carried at unpaid balances. Derivatives are accounted for on the same basis as the asset hedged.

     Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains on investments. The cost of securities sold is based on the specific identification method.

RECOGNITION OF PREMIUM REVENUES

Premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist principally of whole life insurance policies, are recognized as revenue when due. Revenues for universal life insurance policies and for investment products consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against policyholder account balances during the year.

DEFERRED POLICY ACQUISITION COSTS

Commissions, reinsurance allowances, and other costs of acquiring traditional life insurance, including reinsurance assumed, universal life insurance (including interest sensitive products) and investment products that vary with and are primarily related to the production of new and renewal business, have been deferred. Traditional life insurance acquisition costs are being amortized using assumptions consistent with those used in computing policy benefit reserves. The period of amortization is normally over the premium-paying period. In the case of policies with no first year premium, the period of amortization includes the first year, in addition to the premium-paying period. For universal life insurance and investment products, acquisition costs are being amortized generally in proportion to the present value (using the assumed crediting rate) of



--------------------------------------------------------------------------------
FirstLine II                           87

           Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

expected gross margins from surrender charges, investments, mortality, and expenses. This amortization is adjusted retrospectively when estimates of current or future gross margins to be realized from a group of products are revised.

Deferred policy acquisition costs are adjusted to reflect changes that would have been necessary if unrealized investment gains and losses related to available-for-sale securities had been realized. The Company has reflected those adjustments in the asset balance with the offset as a direct adjustment to accumulated other comprehensive income in stockholder's equity.

FUTURE POLICY BENEFITS

Benefit reserves for traditional life insurance products (other than reinsurance assumed) are computed using a net level premium method including assumptions as to investment yields, mortality, withdrawals and other assumptions based on Company and industry experience. These assumptions include provisions for adverse deviation and are modified as necessary to reflect anticipated trends. Reserve interest assumptions are those deemed appropriate at the time of policy issue, and range from 3% to 7.5%. Policy benefit claims are charged to expense in the year that the claims are incurred.

Benefit reserves for reinsurance assumed are computed using pricing assumptions with provisions for adverse deviation. Benefits for level-term reinsurance assumed are computed to recognize profits in proportion with revenue. Benefit reserves for all other reinsurance assumed are computed to recognize profits in proportion to the coverage provided.

Benefit reserves for universal life-type policies (including fixed premium interest sensitive products) and investment products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred during the year in excess of related policy account balances. Interest crediting rates for universal life and investment products range from 3.80% to 7.81% during 1998, 4.60% to 7.81% during 1997, and 4.60% to 7.45% during 1996.

Included in life and annuity reserves is an unearned revenue reserve that reflects the unamortized balance of excess heaped expense loads over ultimate renewal expense loads on universal life and investment products. These excess fees have been deferred and are being recognized in income over the periods benefitted, using the same assumptions and factors used to amortize deferred policy acquisition costs.

--------------------------------------------------------------------------------
FirstLine II                           88

           Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY AND CONTRACT CLAIMS

The liabilities for unpaid claims include estimates of amounts due on reported claims and claims that have been incurred but were not reported as of December
31. Such estimates are based on actuarial projections applied to historical claim payment data and are considered reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31.

PROPERTY AND EQUIPMENT

Property and equipment are carried at cost less accumulated depreciation. Impairment losses are recorded when indicators of impairment are present and the estimated undiscounted cash flows are less than the assets' carrying value. Depreciation for major classes of assets is calculated on a straight-line basis.

PARTICIPATING INSURANCE

The Company accrues a liability for earnings on participating policies that cannot inure to the benefit of the Company's stockholder. The liability is determined based on earnings on participating policies in excess of 10% of profits on participating business before payment of policyholder dividends. The liability for these undistributed earnings was $5,816,000 and $6,074,000 at December 31, 1998 and 1997, respectively. Participating business approximates
 .2% of the Company's ordinary life insurance in force and 1.4% of premium income. Earnings for participating insurance are based on the actual earnings of the participation block of policies. Expenses and taxes are allocated based on the amount of participating insurance in force. Investment income is allocated based on the yield of the participating investment portfolio. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends of $3,233,000; $3,377,000; and $3,307,000 were incurred in 1998, 1997, and 1996, respectively.

FEDERAL INCOME TAXES

Deferred federal income taxes have been provided or credited to reflect significant temporary differences between income reported for tax and financial reporting purposes using reasonable assumptions.



--------------------------------------------------------------------------------
FirstLine II                           89

           Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CASH FLOW INFORMATION

Cash includes cash on hand and demand deposits. Included as a component of operating activities is interest paid of $10,121,000; $10,110,000; and $1,016,000 for 1998, 1997, and 1996, respectively.

GUARANTY FUND ASSESSMENTS

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state.

RECLASSIFICATIONS

Certain amounts in the 1997 and 1996 financial statements have been reclassified to conform to the 1998 presentation.










--------------------------------------------------------------------------------
FirstLine II                           90

           Security Life of Denver Insurance Company and Subsidiaries

2. INVESTMENTS

The amortized cost and fair value of investments in fixed maturities and equity securities are as follows at December 31, 1998 and 1997:


                                                                     December 31, 1998
                                                 ---------------------------------------------------------
                                                    Cost or         Gross         Gross
                                                   Amortized      Unrealized    Unrealized       Fair
                                                     Cost           Gains         Losses         Value
                                                 ---------------------------------------------------------
                                                                   (Dollars in Thousands)

Available-for-sale:
   U.S. Treasury securities and obligations
     of U.S. government corporations and
     agencies                                    $  166,611      $  3,829      $   589      $  169,851
   States, municipalities and political
     subdivisions                                    23,368           959        1,803          22,524
   Public utilities securities                      172,968         4,885          904         176,949
   Debt securities issued by foreign
     governments                                        952          --           --               952
   Corporate securities                           1,251,462        46,292       23,512       1,274,242
   Mortgage-backed securities                     1,132,058        75,159        6,922       1,200,295
   Other asset-backed securities                    635,539        19,968        3,578         651,929
   Redeemable preferred stocks                          312            42         --               354
   Derivatives hedging fixed maturities
     (Note 3)                                           312         6,434          312           6,434
                                                 ----------      --------      -------      ----------
   Total fixed maturities                         3,383,582       157,568       37,620       3,503,530

   Preferred stocks (nonredeemable)                   4,251             6           52           4,205
   Common stocks                                      2,510         1,780           95           4,195
                                                 ----------      --------      -------      ----------
   Total equity securities                            6,761         1,786          147           8,400
                                                 ----------      --------      -------      ----------
Total                                            $3,390,343      $159,354      $37,767      $3,511,930
                                                 ==========      ========      =======      ==========


--------------------------------------------------------------------------------
FirstLine II                           91

           Security Life of Denver Insurance Company and Subsidiaries

2. INVESTMENTS (CONTINUED)


                                                                          December 31, 1997
                                                 ------------------------------------------------------
                                                     Cost or        Gross        Gross
                                                    Amortized     Unrealized   Unrealized        Fair
                                                      Cost         Gains         Losses         Value
                                                 ------------------------------------------------------
                                                                       (Dollars in Thousands)

Available-for-sale:
   U.S. Treasury securities and obligations
     of U.S. government corporations and
     agencies                                    $   51,387      $  1,629      $    39      $   52,977
   States, municipalities and political
     subdivisions                                    43,185         1,023          128          44,080
   Public utilities securities                      151,642         5,030        1,216         155,456
   Debt securities issued by foreign
     governments                                      3,272          --           --             3,272
   Corporate securities                           1,147,380        48,001        6,539       1,188,842
   Mortgage-backed securities                     1,165,376        89,539        6,661       1,248,254
   Other asset-backed securities                    443,473        13,285          584         456,174
   Redeemable preferred stocks                         --            --           --              --
   Derivatives hedging fixed maturities
     (Note 3)                                         1,297         3,118        1,115           3,300
                                                 ----------      --------      -------      ----------
   Total fixed maturities                         3,007,012       161,625       16,282       3,152,355

   Preferred stocks (nonredeemable)                   3,368            67          122           3,313
   Common stocks                                      3,386         1,446          126           4,706
                                                 ----------      --------      -------      ----------
   Total equity securities                            6,754         1,513          248           8,019
                                                 ----------      --------      -------      ----------
Total                                            $3,013,766      $163,138      $16,530      $3,160,374
                                                 ==========      ========      =======      ==========












--------------------------------------------------------------------------------
FirstLine II                           92

           Security Life of Denver Insurance Company and Subsidiaries

2. INVESTMENTS (CONTINUED)

The amortized cost and fair value of investments in fixed maturities at December 31, 1998, by contractual maturity, are shown in the following table (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                 Amortized
                                                    Cost         Fair Value
                                              ------------------------------

Available for sale:
   Due in one year or less                     $   18,024      $   18,156
   Due after one year through five years          187,198         183,735
   Due after five years through ten years         695,842         702,563
   Due after ten years                            714,609         740,418
                                               ----------      ----------
                                                1,615,673       1,644,872

Mortgage-backed securities                      1,132,058       1,200,295
Other asset-backed securities                     635,539         651,929
Derivatives                                           312           6,434
                                               ----------      ----------
Total available-for-sale                       $3,383,582      $3,503,530
                                               ==========      ==========


Changes in unrealized gains (losses) on investments in available-for-sale securities for the years ended December 31, 1998, 1997 and 1996 are summarized as follows (in thousands):


                                                  December 31, 1998
                                    --------------------------------------------
                                       Fixed           Equity          Total
                                    --------------------------------------------

Gross unrealized gains                $ 157,568       $ 1,786       $ 159,354
Gross unrealized (losses)               (37,620)         (147)        (37,767)
                                      ---------        --------      ---------
Net unrealized gains                    119,948         1,639         121,587
Deferred income tax                     (41,982)         (574)        (42,556)
                                       ---------       --------      ---------
Net unrealized gains after taxes         77,966         1,065          79,031
Less:
   Balance at beginning of year          94,470           822          95,292
                                       ---------       --------      ---------
Change in net unrealized gains
   (losses)                           $ (16,504)      $   243       $ (16,261)
                                      =========       =======       =========



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FirstLine II                           93

           Security Life of Denver Insurance Company and Subsidiaries

2. INVESTMENTS (CONTINUED)


                                                December 31, 1997
                                      ------------------------------------------
                                         Fixed         Equity          Total
                                      ------------------------------------------

Gross unrealized gains                $ 161,625       $ 1,513       $ 163,138
Gross unrealized (losses)               (16,282)         (248)        (16,530)
                                      ---------       -------       ---------
Net unrealized gains                    145,343         1,265         146,608
Deferred income tax                     (50,873)         (443)        (51,316)
                                      ---------       -------       ---------
Net unrealized gains after taxes         94,470           822          95,292
Less:
   Balance at beginning of year          71,237           289          71,526
                                      ---------       -------       ---------
Change in net unrealized gains
   (losses)                           $  23,233       $   533       $  23,766
                                      =========       =======       =========



                                                 December 31, 1996
                                      ------------------------------------------
                                         Fixed         Equity          Total
                                      ------------------------------------------

Gross unrealized gains                $ 140,089       $   822       $ 140,911
Gross unrealized (losses)               (30,493)         (376)        (30,869)
                                      ---------       -------       ---------
Net unrealized gains                    109,596           446         110,042
Deferred income tax                     (38,359)         (157)        (38,516)
                                      ---------       -------       ---------
Net unrealized gains after taxes         71,237           289          71,526
Less:
   Balance at beginning of year          99,389          (147)         99,242
                                      ---------       -------       ---------
Change in net unrealized gains
   (losses)                           $ (28,152)      $   436       $ (27,716)
                                      =========       =======       =========


As part of its overall investment management strategy, the Company has entered into agreements to purchase $79,175,000 in mortgage loans as of December 31, 1998. These agreements were settled during 1999. The Company had no agreements to sell securities at December 31, 1998.








--------------------------------------------------------------------------------
FirstLine II                           94

           Security Life of Denver Insurance Company and Subsidiaries

2. INVESTMENTS (CONTINUED)

Major categories of investment income for the years ended December 31 are summarized as follows (in thousands):


                                       1998           1997            1996
                                   ---------------------------------------------


Fixed maturities                   $ 278,227       $ 259,936       $ 240,931
Mortgage loans on real estate         47,567          40,908          29,143
Policy loans                          58,016          56,087          52,205
Other investments                      2,911           3,159           2,197
                                   ---------       ---------       ---------
                                     386,721         360,090         324,476
Investment expenses                  (24,725)        (19,192)        (12,355)
                                   ---------       ---------       ---------
Net investment income              $ 361,996       $ 340,898       $ 312,121
                                   =========       =========       =========


Net realized gains (losses) on investments for the years ended December 31 are summarized as follows (in thousands):


                                     1998             1997          1996
                                  ----------------------------------------------

Fixed maturities                   $ 9,691         $ 27,717        $4,540
Equity securities                      168              (57)           79
Real estate and other                  959              985           151
                                   -------         --------        ------
Net realized gains on
   investments                     $10,818         $ 28,645        $4,770
                                   =======         ========        ======


During 1998, 1997 and 1996, fixed maturities and marketable equity securities available- for-sale were sold with fair values at the date of sale of $5,018,240,000; $2,281,886,000 and $334,482,000, respectively. Gross gains of
$44,314,000; $41,017,000 and $7,248,000 and gross losses of $34,455,000;
$13,357,000 and $2,629,000 were realized on those sales in 1998, 1997 and 1996, respectively.

At December 31, 1998 and 1997, bonds with an amortized cost of $29,081,000 and $28,434,000, respectively, were on deposit with various state insurance departments to meet regulatory requirements.








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FirstLine II                           95

           Security Life of Denver Insurance Company and Subsidiaries

3. DERIVATIVE FINANCIAL INSTRUMENTS HELD FOR PURPOSES OTHER THAN TRADING

The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

Premiums paid for the purchase of interest rate contracts are included in other assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged. Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or assets.

Gains and losses as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges.

The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contacts.

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           Security Life of Denver Insurance Company and Subsidiaries

3. DERIVATIVE FINANCIAL INSTRUMENTS HELD FOR PURPOSES OTHER THAN TRADING (CONTINUED)

The table below summarizes the Company's interest rate contracts at December 31, 1998 and 1997 (in thousands):


                                                December 31, 1998
                               -------------------------------------------------
                                 Notional      Amortized     Fair      Balance
                                  Amount         Cost       Value       Sheet
                               -------------------------------------------------

Interest rate contracts:
   Swaps                       $  767,873     $  (155)     $(2,952)     $(2,952)
   Swaps-affiliates               734,176         155        5,440        5,440
                               ----------     -------      -------      -------
Total swaps                     1,502,049        --          2,488        2,488

   Caps owned                     560,000         312           11           11
                               ----------     -------      -------      -------
Total caps owned                  560,000         312           11           11

   Floors owned                   422,485         (72)       3,768        3,768
   Floors owned-affiliates          8,485          72          167          167
                               ----------     -------      -------      -------
Total floors owned                430,970        --          3,935        3,935

   Options owned                  418,300       5,268        2,664        2,664
   Options owned-affiliates       418,300      (5,268)      (2,664)      (2,664)
                               ----------     -------      -------      -------
Total options owned               836,600        --           --           --
                               ----------     -------      -------      -------

Total derivatives              $3,329,619     $   312      $ 6,434      $ 6,434
                               ==========     =======      =======      =======












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           Security Life of Denver Insurance Company and Subsidiaries

3. DERIVATIVE FINANCIAL INSTRUMENTS HELD FOR PURPOSES OTHER THAN TRADING (CONTINUED)


                                               December 31, 1997
                                 -----------------------------------------------
                                   Notional    Amortized      Fair     Balance
                                    Amount        Cost       Value       Sheet
                                 ----------------------------------------------

Interest rate contracts:

   Swaps                         $  913,630    $  (185)    $  (625)    $  (625)
   Swaps-affiliates                 879,745        185       1,429       1,429
                                 ----------    -------     -------     -------
Total swaps                       1,793,375       --           804         804

   Caps owned                       760,000        986         766         766
                                 ----------    -------     -------     -------
Total caps owned                    760,000        986         766         766

   Floors owned                     354,000        311       1,730       1,730
   Floors owned-affiliates             --         --          --          --
                                 ----------    -------     -------     -------
Total floors owned                  354,000        311       1,730       1,730

   Options owned                    384,300      6,192       4,312       4,312
   Options owned-affiliates         384,300     (6,192)     (4,312)     (4,312)
                                 ----------    -------     -------     -------
Total options owned                 768,600       --          --          --
                                 ----------    -------     -------     -------

Total derivatives                $3,675,975    $ 1,297     $ 3,300     $ 3,300
                                 ==========    =======     =======     =======


4. CONCENTRATIONS OF CREDIT RISK

At December 31, 1998, the Company held less-than-investment-grade bonds classified as available-for-sale with a carrying value and market value of $277,793,000. These holdings amounted to 7.9% of the Company's investments in fixed maturity securities and 2.8% of total assets. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

At December 31, 1998, the Company's mortgages involved a concentration of properties located in Florida (15.5%), Texas (9.7%), and Georgia (7.5%). The remaining mortgages relate to properties located in 35 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $16,068,000.



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           Security Life of Denver Insurance Company and Subsidiaries

5. EMPLOYEE BENEFIT PLANS

PENSION PLANS AND POSTRETIREMENT BENEFITS

The Company has a qualified noncontributory defined benefit retirement plan covering substantially all employees. In addition, the Company maintains a non-qualified unfunded Supplemental Employees' Retirement Plan (SERP). In addition to providing pension plans, the Company provides certain health care and life insurance benefits for retired employees.

The funded status and the amounts recognized in the balance sheets for the defined benefit plans and other postretirement benefit plans are as follows (in thousands):


                                                                           December 31
                                                     1998                                             1997
                                       ---------------------------------------     ----------------------------------
                                        Qualified                     Post-         Qualified                 Post-
                                          Plan           SERP       Retirement        Plan        SERP     Retirement
                                       ---------------------------------------     ----------------------------------

Projected benefit obligation           $  (38,685)   $    (8,320)    $  (8,949)    $(37,801)    $(9,154)    $ (7,590)
Less plan assets at fair value             47,230           --            --         40,150        --           --
                                       ----------    -----------     ---------     --------     -------     --------
Plan assets in excess
(deficient)
   of projected benefit
   obligation                          $    8,545    $    (8,320)    $  (8,949)    $  2,349     $(9,154)    $ (7,590)
                                       ==========    ===========     =========     ========     =======     ========

Net asset (liability)                  $    1,240    $    (4,918)    $ (12,044)    $  1,322     $(4,135)    $(11,369)
                                       ==========    ===========     =========     ========     =======     ========

As of December 31, 1998 and 1997, the Company recognized an additional minimum net liability on the SERP of $1,482,000 and $3,848,000, respectively, as this plan is unfunded and the actuarial present value of accumulated benefit obligation exceeds the net pension liability. Prior to 1998, the change in the additional minimum net liability was reported in net income. Beginning in 1998, the change in the additional minimum net liability is recorded net of tax as a component of other comprehensive income directly in stockholder's equity, net of tax.




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           Security Life of Denver Insurance Company and Subsidiaries

5. EMPLOYEE BENEFIT PLANS (CONTINUED)

The net periodic pension cost, employer contributions, plan participant contributions, and benefits paid for the defined benefit plans are as follows (in thousands):


                                     1998                                 1997                               1996
                        --------------------------------   ---------------------------------   ----------------------------------
                        Qualified               Post-       Qualified               Post-      Qualified                Post-
                           Plan      SERP     Retirement       Plan       SERP    Retirement      Plan       SERP      Retirement
                        --------------------------------   ---------------------------------   ----------------------------------
Net periodic pension
   expense              $ 82       $1,109       $893          $607      $1,502     $755         $  390     $1,109             $669
Employer contributions   --           325        218           --          317      198           --          320    Not available
Plan participants'
   contributions         --          --           77           --         --         71           --         --      Not available
Benefits paid            890          325        296           811         317      268          1,466        320              187

The information for employer and plan participant contributions to the postretirement plan for 1996 is not readily available.

Assumptions used in accounting for the defined benefit plans as of December 31, 1998, 1997, and 1996 were as follows:


                                                  1998      1997     1996
                                                 -------------------------

Weighted-average discount rate                    6.75%    7.25%    7.50%
Rate of increase in compensation level            4.00%    4.25%    4.50%
Expected long-term rate of return on assets       9.50%    9.50%    9.50%

Plan assets of the defined benefit plans at December 31, 1998 are invested primarily in U.S. government securities, corporate bonds, mutual funds, mortgage loans, money market funds and common stock.

The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 9.75% graded to 5.25% over 9 years. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 1998 by $1,015,000 and the aggregate of the service and interest cost components of net periodic postretirement benefit cost for 1998 by $136,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 1998 by $(862,000) and the aggregate of the service and interest cost components of net periodic postretirement benefit cost for 1998 by $(113,000).

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           Security Life of Denver Insurance Company and Subsidiaries

5. EMPLOYEE BENEFIT PLANS (CONTINUED)

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 6.75% at December 31, 1998 and 7.50% at December 31, 1997 and December 31, 1996.

401(K) PLAN

The Security Life of Denver Insurance Company Savings Incentive Plan (the Savings Plan) is a defined contribution plan which is available to substantially all home office employees. Participants may make contributions to the plan through salary reductions up to a maximum of $10,000 for 1998, and $9,500 for both 1997 and 1996. Such contributions are not currently taxable to the participants. The Company matches 100% of the first 3% of participants' contributions, plus 50% of contributions which exceed 3% of participants' compensation, subject to a maximum matching percentage of 4 1/2% of the individual's salary. Company matching contributions were $1,343,000 for 1998, $1,211,000 for 1997, and $1,143,000 for 1996.

Plan assets of the Savings Plan at December 31, 1998 are invested in a group deposit administration contract (the Contract) with the Company, various stock funds maintained by the Principal Financial Group, and loans to participants. The Contract is a policyholder liability of the Company and had a balance of $27.8 million and $26.6 million at December 31, 1998 and 1997, respectively.

6. SEPARATE ACCOUNTS

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders, and are excluded from the amounts reported in the consolidated statements of income except for fees charged for administration services and mortality risk.

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           Security Life of Denver Insurance Company and Subsidiaries

7. LEASES

In 1997, the Company terminated a significant operating lease agreement relating to electronic data processing equipment due to outsourcing of computer operations. The Company incurred $4,819,000 in lease expense in 1997 related to that agreement prior to termination. The Company does not have any other significant lease obligations. Total rental expense for all equipment leases was approximately $0, $4,993,000 and $6,151,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

8. REINSURANCE

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. As of December 31, 1998, the Company's retention limit for acceptance of risk on life insurance policies had been set at various levels up to $1,500,000. Reinsurance premiums, commissions, and expense reimbursements related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts, and are consistent with the risks assumed.

To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion retroceded. Consequently, allowances are established for amounts deemed uncollectible. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. The use of reinsurance pools with retrocessionaires also minimizes the Company's exposure to significant losses from retrocessionaire insolvencies.

The Company assumes and cedes, on a coinsurance basis, guaranteed investment contracts (GICs) to and from affiliates under common ownership. As of December 31, 1998, $2.7 billion of an affiliate's invested assets were held in trust pursuant to these agreements.








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           Security Life of Denver Insurance Company and Subsidiaries

8. REINSURANCE (CONTINUED)

These GIC transactions are summarized as follows (in thousands):


                                                          1998                           1997
                                             ------------------------------------------------------------
                                                                 Policy                         Policy
                                                Deposits      Liabilities       Deposits     Liabilities
                                             ------------------------------------------------------------

Direct (nonaffiliated)                        $ 2,773,952     $ 3,112,460     $ 1,673,471      $2,527,957
Assumed from Life Insurance Company of
   Georgia                                           --            97,552          35,000         106,698
                                              -----------     -----------     -----------       ---------
                                                2,773,952       3,210,012       1,708,471       2,634,655
Ceded to Columbine Life Insurance Company      (2,547,743)     (2,696,409)     (1,479,371)     (2,231,118)
Ceded to Life Insurance Company of Georgia       (225,083)       (512,477)       (116,100)       (403,537)
Ceded to First Columbine Life Insurance
   Company                                         (1,126)         (1,126)           --              --
                                              -----------     -----------     -----------       ---------
Net                                           $      --       $      --       $   113,000      $     --
                                              ===========     ===========     ===========      ==========

Ceded GIC policy liabilities totaling $3,210 and $2,635 million as of December 31, 1998 and 1997, respectively, are classified as part of prepaid reinsurance premiums.

During 1998 and 1997, the Company had ceded blocks of insurance under reinsurance treaties to provide funds for financial and other purposes. These reinsurance transactions, generally known as "financial reinsurance," represent financial arrangements and, in accordance with generally accepted accounting principles, are not reflected in the accompanying financial statements except for the risk fees paid to or received from reinsurers. Financial reinsurance has the effect of increasing current statutory surplus while reducing future statutory surplus as amounts are recaptured from reinsurers. During 1998, the Company entered into a new financial reinsurance contract with an affiliated company.

9. INCOME TAXES

The Company files a consolidated federal income tax return with its parent and other U.S. affiliates and subsidiaries, with the exception of First ING. The affiliated companies that join in the filing of the consolidated federal income tax return have an agreement for the allocation of taxes between members that join in the consolidated return. The agreement specifies that the separate return payable or the separate return receivable of each member will be the federal income tax payable or receivable that the member would have had for the period had it filed a separate return.



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           Security Life of Denver Insurance Company and Subsidiaries

9. INCOME TAXES (CONTINUED)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows (in thousands):

                                                        December 31
                                                     1998          1997
                                                  ------------------------
Deferred tax liabilities:
   Deferred policy acquisition costs              $(272,970)    $(239,678)
   Unrealized gains/losses                          (42,556)      (51,312)
                                                  ---------     ---------
Total deferred tax liabilities                     (315,526)     (290,990)

Deferred tax assets:
   Benefit reserves and surplus relief              102,177       111,610
   Tax-basis deferred policy acquisition costs       83,836        71,241
   Investment income                                 13,712        13,459
   Unearned investment income                          --           9,208
   Nonqualified deferred compensation                14,667        14,129
   Postretirement employee benefits                   2,501         3,979
   Separate accounts                                 18,775         8,571
   Other, net                                        19,796         4,964
                                                  ---------     ---------
Total deferred tax assets                           255,464       237,161
                                                  ---------     ---------
Net deferred tax liabilities                      $ (60,062)    $ (53,829)
                                                  =========     =========


The components of federal income tax expense consist of the following (in thousands):


                                            December 31
                                  1998         1997         1996
                                ---------------------------------

Current                         $24,111      $37,542      $10,340
Deferred                          9,955        9,477       11,536
                                -------      -------      -------
Federal income tax expense      $34,066      $47,019      $21,876
                                =======      =======      =======


The Company's effective income tax rate did not vary significantly from the statutory federal income tax rate.




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           Security Life of Denver Insurance Company and Subsidiaries

9. INCOME TAXES (CONTINUED)

The Company had net income tax payments (receipts) of $18,283,000 during 1998, $55,468,000 during 1997, and $(61,467,000) during 1996 for current income tax payments and settlements of prior year returns.

The Policyholder's Surplus Account is an accumulation of certain special deductions for income tax purposes and a portion of the "gains from operations" which were not subject to current taxation under the Life Insurance Tax Act of 1959. At December 31, 1984, the balance in this account for tax return purposes was approximately $70,800,000. The Tax Reform Act of 1984 provides that no further accumulations will be made in this account. If amounts accumulated in the Policyholder's Surplus Account exceed certain limits, or if distributions to the stockholder exceed amounts in the Stockholder's Surplus Account, to the extent of such excess amount or excess distributions, as determined for income tax purposes, amounts in the Policyholder's Surplus Account would become subject to income tax at rates in effect at that time. Should this occur, the maximum tax which would be paid at the current tax rate is $24,780,000. The Company does not anticipate any such action or foresee any events which would result in such tax; accordingly, a deferred tax liability has not been established.

10. LONG-TERM DEBT

Long-term indebtedness to related parties for $100,000,000 represents the cumulative cash draws on a $100,000,000 commitment from ING America Insurance Holdings, Inc. through December 31, 1998. This subordinated note bears interest at a variable rate equal to the prevailing rate for 10-year U.S. Treasury Bonds plus 1/4% adjusted annually.

The repayment of this note requires approval of the Commissioner of Insurance of the State of Colorado and is payable only out of surplus funds of the Company and only at such time as the surplus of the Company, after payment is made, does not fall below the prescribed level.

The principal and interest is scheduled to be repaid in five annual installments beginning April 15, 2000 and continuing through April 15, 2004, with the option of prepaying any outstanding principal and accrued interest. As of December 31, 1998, the Company accrued interest of $5,387,000. Upon receiving approval from the Commissioner of Insurance of the State of Colorado, the Company made a $5,128,000 payment for accrued interest during 1998. The Company recognized interest expense of $5,387,000; $5,096,000; and $3,644,000 for the years ended December 31, 1998, 1997, and 1996, respectively.



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           Security Life of Denver Insurance Company and Subsidiaries

10. LONG-TERM DEBT (CONTINUED)

Future minimum payments, assuming a current effective interest rate of 5.41%, are as follows (in thousands):


                                               Total
YEAR                                         Payments
---------------------------------------------------------

2000                                          $ 25,946
2001                                            25,946
2002                                            25,946
2003                                            25,946
2004                                            25,946
                                                 ------------
Total                                          129,730
Less imputed interest                          (29,730)
                                                 ------------
Present value of payments                     $100,000
                                          =============

11. STATUTORY ACCOUNTING INFORMATION AND PRACTICES

Security Life and its insurance subsidiaries prepare their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by their state of domicile. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, from company to company within the state, and may change in the future.

During 1998, the NAIC completed the process of codifying statutory accounting practices ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that Security Life uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domiciled within those states. Accordingly, before Codification becomes effective for Security Life, the State of Colorado must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time it is unknown whether the State of Colorado will adopt Codification.

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           Security Life of Denver Insurance Company and Subsidiaries

11. STATUTORY ACCOUNTING INFORMATION AND PRACTICES (CONTINUED)

Prescribed statutory reserve methodology does not fully encompass universal life-type products. The NAIC, however, has promulgated a Model Regulation regarding Universal Life Reserves. The Colorado Division of Insurance has not adopted the regulation, but requires that reserves be held which are at least as great as those required by Colorado Statutes. The NAIC UL Model Regulation is used by the Company to provide reserves consistent with the principles of this article. Because the reserves satisfy the requirements prescribed by the State of Colorado for the valuation of universal life insurance, the Company is permitted to compute reserves in accordance with this model regulation.

The NAIC prescribes Risk-Based Capital (RBC) requirements for life/health insurance companies. At December 31, 1998, the Company exceeded all minimum RBC requirements.

Combined capital and surplus, determined in accordance with statutory accounting practices (SAP), was $386,607,000 and $403,239,000 at December 31, 1998 and
1997, respectively. Combined net income, determined in accordance with SAP, was $11,712,000; $22,261,000; and $9,141,000 for the years ended December 31, 1998,
1997, and 1996, respectively.

Security Life is required to maintain a minimum total statutory capital and surplus in the state of domicile of $1,500,000. Midwestern United is required to maintain minimum statutory capital of $200,000 and surplus of $250,000 in the state of domicile. First ING is required to maintain minimum statutory capital of $1,000,000 and paid-in surplus of at least 50% of paid-in capital in the state of domicile. Each company exceeded its respective minimum statutory capital and surplus requirements at December 31, 1998. Additionally, the amount of dividends which can be paid by each company to its stockholder without prior approval of the various state insurance departments is generally limited to the greater of 10% of statutory surplus or the statutory net gain from operations.




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           Security Life of Denver Insurance Company and Subsidiaries

12. FAIR VALUES OF FINANCIAL INSTRUMENTS

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. Life insurance liabilities that contain mortality risk and all nonfinancial instruments are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.









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           Security Life of Denver Insurance Company and Subsidiaries

12. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The carrying amounts and fair values of the Company's financial instruments at December 31, 1998 and 1997 are summarized below (in thousands):


                                            December 31, 1998                December 31, 1997
                                      -----------------------------   ------------------------------
                                        Carrying                          Carrying
                                         Amount        Fair Value        Amount        Fair Value
                                      -----------------------------   ------------------------------

Assets
Fixed maturities (Note 2)             $3,503,530      $3,503,530      $3,152,355      $3,152,355
Equity securities (Note 2)                 8,400           8,400           8,019           8,019
Mortgage loans                           784,108         832,629         576,620         630,019
Policy loans                             925,623         925,623         875,405         875,405
Short-term investments                       747             747          55,466          55,466
Cash                                      31,644          31,644          22,299          22,299
Indebtedness from
   related parties                         4,339           4,339           2,443           2,443
Separate account assets                  423,474         423,474         263,035         263,035

LIABILITIES
Supplemental contracts
   without life contingencies              3,966           3,966           4,240           4,240
Other policyholder funds left
   on deposit                             98,638          98,638          99,545          99,545
Individual and group
   annuities, net of reinsurance          87,096          86,007          43,313          43,077
Indebtedness to related
   parties                                13,755          13,755           7,704           7,704
Long-term debt to related
   parties                               100,000         100,000          75,000          75,000
Accrued interest on
   long-term debt to related
   parties                                 5,387           5,387           5,128           5,128
Separate account liabilities             423,474         423,474         263,035         263,035






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           Security Life of Denver Insurance Company and Subsidiaries

12. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The carrying values of all other financial instruments approximate their fair values.

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments:

    FIXED MATURITIES AND EQUITY SECURITIES: The fair values for fixed maturities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements and collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality and maturity which fall within a range between 4.5% - 14.0% over the total portfolio. The fair values of equity securities are based on quoted market prices.

    MORTGAGE LOANS: Estimated market values for commercial real estate loans are generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads implied by independent published surveys. The same is applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these are discounted at a greater spread to reflect increased risk.

    All residential loans are valued at their outstanding principal balances, which approximate their fair values.

    POLICY LOANS: The carrying amounts reported in the balance sheets for these financial instruments approximate their fair values.

    DERIVATIVE FINANCIAL INSTRUMENTS: Fair values for on-balance-sheet derivative financial instruments (caps and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

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           Security Life of Denver Insurance Company and Subsidiaries

12. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

    OTHER INVESTMENT-TYPE INSURANCE CONTRACTS: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender value. The carrying values of other liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies and premium deposits, approximate their fair values.

    OFF-BALANCE-SHEET INSTRUMENTS: The Company accepted additional deposits on existing synthetic guaranteed investment contracts in the amounts of $66,480,000 and $1,000,000 in 1998 and 1997, respectively, from trustees of 401(k) plans. Pursuant to the terms of these contracts, the trustees own and retain the assets related to these contracts. Such assets had a value of $433,689,000 and $493,757,000 at December 31, 1998 and 1997, respectively.
    Under synthetic guaranteed investment contracts, the synthetic issuer may assume interest rate risk on individual plan participant initiated withdrawals from stable value options of 401(k) plans. Approximately 85% of the synthetic guaranteed investment contract book values are on a participating basis and have a credited interest rate reset mechanism which passes such interest rate risk to plan participants.

    LETTERS OF CREDIT

    The Company is the beneficiary of letters of credit totaling $197,254,000 which have a market value to the Company of $0 and two lines of credit totaling $284,471,000 which have a market value to the Company of $0 (see
    Note 14).

13. COMMITMENTS AND CONTINGENCIES

The Company is a party to pending or threatened lawsuits arising from the normal conduct of its business. Due to the climate in insurance and business litigation, suits against the Company sometimes include substantial additional claims, consequential damages, punitive damages and other similar types of relief. While it is not possible to forecast the outcome of such litigation, it is the opinion of management that the disposition of such lawsuits will not have a material adverse effect on the Company's financial position or interfere with its operations.




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           Security Life of Denver Insurance Company and Subsidiaries

13. COMMITMENTS AND CONTINGENCIES (CONTINUED)

In 1998, the Company established an accrued liability of $40,000,000 related to certain potential litigation similar to that faced by other major life insurers. This litigation relates to sales practices of interest sensitive policies. The Company is vigorously defending its position in these cases. No such litigation reserve was established in 1997. While it is not possible to forecast the outcome of such litigation, it is the opinion of management that the disposition of such lawsuits will not have a material adverse effect on the Company's financial position or interfere with its operations.

14. OTHER FINANCING ARRANGEMENTS

The Company has a $144,471,000 line of credit issued by the Company's parent to provide short-term liquidity. The Company has an additional non-affiliated line of credit of $140,000,000, also to provide short-term liquidity, which expires July 31, 1999. The amount of funds available under this line is reduced by borrowings of certain affiliates also party to the agreement. There were no outstanding borrowings under either of these agreements at December 31, 1998 or 1997. The weighted-average balance outstanding of short-term debt was $37.5 million during 1998. The weighted-average interest rate paid on this debt during 1998 was 5.63% (see Note 12).

The Company is the beneficiary of letters of credit totaling $197,254,000 that were established in accordance with the terms of reinsurance agreements. Such letters of credit are unconditional, irrevocable, and provide for automatic renewal for the following year at December 31. The letters were unused during both 1998 and 1997.

15. YEAR 2000 (UNAUDITED)

The Company has initiated a program to prepare its computer systems and applications for the year 2000. This program includes all systems utilized by the Company as well as the systems of other companies that interface with the Company. The Company has completed modification and preliminary testing of portions of its software so that its computer systems will function properly with respect to dates in the year 2000 and thereafter. The total Year 2000 project cost is estimated at approximately $6.4 million. To date the Company has incurred approximately $2.6 million for the above activities. Accordingly, the Company does not expect the amounts required for this project to have a material effect on its financial position.


--------------------------------------------------------------------------------
FirstLine II                           112

           Security Life of Denver Insurance Company and Subsidiaries

15. YEAR 2000 (UNAUDITED) (CONTINUED)

The project is estimated to be completed no later than June 1999, which is prior to any anticipated impact on its operating systems. The Company believes that with modifications to existing software, and conversions to new software, the Year 2000 will not pose significant operational problems for its computer systems. However, if such modifications and conversions are not made, or are not completed in a timely manner, it could have a material impact on the operations of the Company.

The Company has initiated formal communications and interface testing plans with all of its suppliers and customers to determine the extent to which its interface systems are vulnerable to those third parties' failure to have their systems Year 2000 compatible and will act accordingly to prevent operational disruptions.











--------------------------------------------------------------------------------

FirstLine II                           113

                                    Financial Statements

                                    Security Life Separate Account L1
                                    of Security Life of Denver
                                    Insurance Company


                                    Years ended December 31, 1998, 1997 and 1996 with Report of Independent Auditors



--------------------------------------------------------------------------------

FirstLine II                           114

                        Security Life Separate Account L1

                              Financial Statements


                  Years ended December 31, 1998, 1997 and 1996





                                    CONTENTS

Report of Independent Auditors ..............................................116

Audited Financial Statements

Statement of Net Assets .....................................................117
Statements of Operations ....................................................124
Statements of Changes in Net Assets .........................................143
Notes to Financial Statements ...............................................162


--------------------------------------------------------------------------------

FirstLine II                           115

[Logo of Ernst & Young LLP appears here]

                         Report of Independent Auditors

Policyholders
Security Life Separate Account L1 of
    Security Life of Denver Insurance Company

We have audited the accompanying statement of net assets of Security Life Separate Account L1 (comprising, respectively, the Neuberger Berman Advisers Management Trust (comprising the Limited Maturity Bond, Growth, Government Income and Partners Divisions) ("NB"), the Alger American Fund (comprising the American Small Capitalization, American MidCap Growth, American Growth and American Leveraged AllCap Divisions) ("Alger"), the Fidelity Variable Insurance Products Fund and Variable Insurance Products Fund II (comprising the Asset Manager, Growth, Overseas, Money Market and Index 500 Divisions) ("Fidelity"), the INVESCO Variable Investment Funds, Inc. (comprising the Total Return, Industrial Income, High Yield, Utilities and Small Company Growth Divisions) ("INVESCO"), the Van Eck Worldwide Trust (comprising the Worldwide Balanced, Worldwide Hard Assets, Worldwide Bond, Worldwide Emerging Markets and Worldwide Real Estate Divisions) ("Van Eck") and AIM Advisors, Inc. (comprising the Capital Appreciation and Government Securities Divisions) ("AIM")) as of December 31, 1998, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security Life Separate Account L1 at December 31, 1998, and the results of its operations and changes in its net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.


Denver, Colorado                                           /s/ Ernst & Young LLP


April 5, 1999

--------------------------------------------------------------------------------
FirstLine II                           116

                        Security Life Separate Account L1

                             Statement of Net Assets

                                December 31, 1998



                                      Total
                                       All          Total        Total          Total          Total        Total        Total
                                    Divisions         NB         Alger        Fidelity        INVESCO      Van Eck        AIM
                                 -----------------------------------------------------------------------------------------------
Assets
Investments in mutual funds at
   market value (Note C)         $305,030,106   $47,067,751   $54,428,521   $168,285,929   $29,630,753   $1,816,999   $3,800,153
                                 ------------   -----------   -----------   ------------   -----------   ----------   ----------
Net assets                       $305,030,106   $47,067,751   $54,428,521   $168,285,929   $29,630,753   $1,816,999   $3,800,153
                                 ============   ===========   ===========   ============   ===========   ==========   ==========

POLICYHOLDER RESERVES
Reserves attributable to the
   policyholders (Note B)        $305,030,106   $47,067,751   $54,428,521   $168,285,929   $29,630,753   $1,816,999   $3,800,153
                                 ------------   -----------   -----------   ------------   -----------   ----------   ----------

TOTAL POLICYHOLDER RESERVES      $305,030,106   $47,067,751   $54,428,521   $168,285,929   $29,630,753   $1,816,999   $3,800,153
                                 ============   ===========   ===========   ============   ===========   ==========   ==========


See accompanying notes.

--------------------------------------------------------------------------------
FirstLine II                           117

                        Security Life Separate Account L1

                                December 31, 1998





                                                                           NB
                                       -------------------------------------------------------------------------------
                                            Total           Limited                        Government
                                             NB          Maturity Bond       Growth          Income        Partners
                                       --------------- ----------------- --------------- --------------- -------------
Assets
Investments in mutual funds at
   market value (Note C)                $ 47,067,751    $   15,578,349    $  9,026,160       $  --       $22,463,242
                                        ------------    --------------    ------------    -----------    -----------
Net assets                              $ 47,067,751    $   15,578,349    $  9,026,160       $  --       $22,463,242
                                        ============    ==============    ============    ===========    ===========

POLICYHOLDER RESERVES
Reserves attributable to the
   policyholders (Note B)               $ 47,067,751    $   15,578,349    $  9,026,160       $  --       $22,463,242
                                        ------------    --------------    ------------    -----------    -----------

TOTAL POLICYHOLDER RESERVES             $ 47,067,751    $   15,578,349    $  9,026,160       $  --       $22,463,242
                                        ============    ==============    ============    ===========    ===========

Number of division units outstanding
   (Note G)                                              1,245,559.121     447,486.376          --       986,298.018
                                                        ==============    ============    ===========    ===========

Value per divisional unit                               $        12.51    $      20.17       $  --       $     22.78
                                                        ==============    ============    ===========    ===========


See accompanying notes.









--------------------------------------------------------------------------------
FirstLine II                           118

                        Security Life Separate Account L1

                                December 31, 1998



                                                                            Alger
                                      ------------------------------------------------------------------------
                                                        American       American                       American
                                           Total         Small          MidCap        American      Leveraged
                                           Alger     Capitalization     Growth         Growth         AllCap
                                      ----------------------------------------------------------  ------------
Assets
Investments in mutual funds at
   market value (Note C)                $54,428,521    $15,503,371    $9,220,207    $22,903,614    $6,801,329
                                        -----------    -----------    ----------    -----------    ----------
Net assets                              $54,428,521    $15,503,371    $9,220,207    $22,903,614    $6,801,329
                                        ===========    ===========    ==========    ===========    ==========


POLICYHOLDER RESERVES
Reserves attributable to the
   policyholders (Note B)               $54,428,521    $15,503,371    $9,220,207    $22,903,614    $6,801,329
                                        -----------    -----------    ----------    -----------    ----------

TOTAL POLICYHOLDER RESERVES             $54,428,521    $15,503,371    $9,220,207    $22,903,614    $6,801,329
                                        ===========    ===========    ==========    ===========    ==========

Number of division units outstanding
   (Note G)                                            838,692.418    402,532.472   923,696.066    221,642.446
                                                       ===========    ==========    ===========    ==========

Value per divisional unit                              $     18.49    $    22.91    $     24.80    $    30.69
                                                       ===========    ==========    ===========    ==========


See accompanying notes.



--------------------------------------------------------------------------------
FirstLine II                           119

                        Security Life Separate Account L1

                                December 31, 1998



                                                                                  Fidelity
                                      ----------------------------------------------------------------------------------------------
                                           Total          Asset                                            Money
                                         Fidelity        Manager         Growth          Overseas         Market          Index 500
                                      ----------------------------------------------------------------------------------------------
Assets
Investments in mutual funds at
   market value (Note C)                $168,285,929    $10,237,279    $32,900,142    $20,581,887    $18,412,252    $86,154,369
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net assets                              $168,285,929    $10,237,279    $32,900,142    $20,581,887    $18,412,252    $86,154,369
                                        ============    ===========    ===========    ===========    ===========    ===========

POLICYHOLDER RESERVES
Reserves attributable to the
   policyholders (Note B)               $168,285,929    $10,237,279    $32,900,142    $20,581,887    $18,412,252    $86,154,369
                                        ------------    -----------    -----------    -----------    -----------    -----------

TOTAL POLICYHOLDER RESERVES             $168,285,929    $10,237,279    $32,900,142    $20,581,887    $18,412,252    $86,154,369
                                        ============    ===========    ===========    ===========    ===========    ===========

Number of division units outstanding
   (Note G)                                             600,255.213    1,293,480.338  1,429,659.907  1,526,404.399  3,215,990.519
                                                        ===========    ===========    ===========    ===========    ===========

Value per divisional unit                               $     17.05    $     25.44    $     14.40    $     12.06    $     26.79
                                                        ===========    ===========    ===========    ===========    ===========



See accompanying notes.







--------------------------------------------------------------------------------
FirstLine II                           120

                        Security Life Separate Account L1

                                December 31, 1998





                                                                                    INVESCO
                                       ----------------------------------------------------------------------------------------
                                                                                                                        Small
                                            Total           Total        Industrial                                    Company
                                           INVESCO         Return          Income       High Yield     Utilities        Growth
                                       ----------------------------------------------------------------------------------------
Assets
Investments in mutual funds at
   market value (Note C)                $ 29,630,753    $ 8,105,328    $10,853,005    $ 7,882,782    $ 2,040,960    $   748,678
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net assets                              $ 29,630,753    $ 8,105,328    $10,853,005    $ 7,882,782    $ 2,040,960    $   748,678
                                        ============    ===========    ===========    ===========    ===========    ===========

POLICYHOLDER RESERVES
Reserves attributable to the
   policyholders (Note B)               $ 29,630,753    $ 8,105,328    $10,853,005    $ 7,882,782    $ 2,040,960    $   748,678
                                        ------------    -----------    -----------    -----------    -----------    -----------

TOTAL POLICYHOLDER RESERVES             $ 29,630,753    $ 8,105,328    $10,853,005    $ 7,882,782    $ 2,040,960    $   748,678
                                        ============    ===========    ===========    ===========    ===========    ===========

Number of division units outstanding
   (Note G)                                             450,557.216    473,616.752    486,858.648    110,379.616     67,506.441
                                                        ===========    ===========    ===========    ===========    ===========

Value per divisional unit                               $     17.99    $     22.92    $     16.19    $     18.49    $     11.09
                                                        ===========    ===========    ===========    ===========    ===========


See accompanying notes.






--------------------------------------------------------------------------------
FirstLine II                           121

                        Security Life Separate Account L1

                                December 31, 1998




                                                                                 Van Eck
                                      -----------------------------------------------------------------------------------------
                                                                         Worldwide                       Worldwide     Worldwide
                                           Total         Worldwide         Hard          Worldwide       Emerging        Real
                                          Van Eck        Balanced         Assets           Bond           Markets       Estate
                                      -----------------------------------------------------------------------------------------
Assets
Investments in mutual funds at
   market value (Note C)                $  1,816,999        $  --      $ 1,073,755    $   205,807    $   461,156    $    76,281
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net assets                              $  1,816,999        $  --      $ 1,073,755    $   205,807    $   461,156    $    76,281
                                        ============    ===========    ===========    ===========    ===========    ===========

POLICYHOLDER RESERVES
Reserves attributable to the
   policyholders (Note B)               $  1,816,999        $  --      $ 1,073,755    $   205,807    $   461,156    $    76,281
                                        ------------    -----------    -----------    -----------    -----------    -----------

TOTAL POLICYHOLDER RESERVES             $  1,816,999        $  --      $ 1,073,755    $   205,807    $   461,156    $    76,281
                                        ============    ===========    ===========    ===========    ===========    ===========

Number of division units outstanding
   (Note G)                                                   0.000    132,513.824     18,656.317     67,354.295      8,765.232
                                                        ===========    ===========    ===========    ===========    ===========

Value per divisional unit                               $      0.00    $      8.10    $     11.03    $      6.85    $      8.70
                                                        ===========    ===========    ===========    ===========    ===========


See accompanying notes.






--------------------------------------------------------------------------------
FirstLine II                           122

                        Security Life Separate Account L1

                                December 31, 1998




                                                            AIM
                                         ---------------------------------------
                                          Total          Capital    Government
                                           AIM        Appreciation  Securities
                                         ---------------------------------------

Assets
Investments in mutual funds at
   market value (Note C)                $3,800,153    $1,204,436    $2,595,717
                                        ----------    ----------    ----------
Net assets                              $3,800,153    $1,204,436    $2,595,717
                                        ==========    ==========    ==========
POLICYHOLDER RESERVES
Reserves attributable to the
   policyholders (Note B)               $3,800,153    $1,204,436    $2,595,717
                                        ----------    ----------    ----------

TOTAL POLICYHOLDER RESERVES             $3,800,153    $1,204,436    $2,595,717
                                        ==========    ==========    ==========

Number of division units outstanding
   (Note G)                                           105,457.867   246,150.062
                                                      ==========    ==========

Value per divisional unit                             $    11.42    $    10.55
                                                      ==========    ==========


See accompanying notes.









--------------------------------------------------------------------------------
FirstLine II                           123

                        Security Life Separate Account L1

                             Statement of Operations

                          Year Ended December 31, 1998



                                         Total
                                          All          Total       Total        Total        Total        Total     Total
                                       Divisions        NB         Alger       Fidelity     INVESCO      Van Eck     AIM
                                     -------------------------------------------------------------------------------------
Investment income
Dividends from mutual funds          $17,747,833  $ 4,273,690   $ 4,617,072  $ 6,943,854  $1,625,860  $ 189,620   $ 97,737
Less valuation period deductions
   (Note B)                            1,740,661      291,487       290,412      971,160     162,321     11,393     13,888
                                     -----------  -----------   -----------  -----------  ----------  ---------   --------
Net investment income (loss)          16,007,172    3,982,203     4,326,660    5,972,694   1,463,539    178,227     83,849
                                     -----------  -----------   -----------  -----------  ----------  ---------   --------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
   investments                         8,536,274      347,823     1,685,294    6,403,348     355,780   (260,570)     4,599
Net unrealized gains (losses) on
   investments                        18,766,977   (2,323,636)    5,825,800   15,230,082     248,681   (368,037)   154,087
                                     -----------  -----------   -----------  -----------  ----------  ---------   --------
Net realized and unrealized gains
   (losses) on investments            27,303,251   (1,975,813)    7,511,094   21,633,430     604,461   (628,607)   158,686
                                     -----------  -----------   -----------  -----------  ----------  ---------   --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS  $43,310,423  $ 2,006,390   $11,837,754  $27,606,124  $2,068,000  $(450,380)  $242,535
                                     ===========  ===========   ===========  ===========  ==========  =========   ========


See accompanying notes.








--------------------------------------------------------------------------------
FirstLine II                           124

                        Security Life Separate Account L1

                          Year Ended December 31, 1998




                                                                            NB
                                       -------------------------------------------------------------------------
                                          Total           Limited                     Government
                                           NB          Maturity Bond      Growth        Income       Partners
                                       -------------------------------------------------------------------------
Investment income
Dividends from mutual funds             $ 4,273,690    $   409,268    $1,579,109    $   136,565    $2,148,748
Less valuation period deductions
   (Note B)                                 291,487         87,183        52,660          3,213       148,431
                                        -----------    -----------    ----------    -----------    ----------
Net investment income (loss)              3,982,203        322,085     1,526,449        133,352     2,000,317
                                        -----------    -----------    ----------    -----------    ----------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
   investments                              347,823         10,003      (264,148)       (53,894)      655,862
Net unrealized gains (losses) on
   investments                           (2,323,636)        59,369       (81,576)       (60,954)   (2,240,475)
                                        -----------    -----------    ----------    -----------    ----------
Net realized and unrealized gains
   (losses) on investments               (1,975,813)        69,372      (345,724)      (114,848)   (1,584,613)
                                        -----------    -----------    ----------    -----------    ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS     $ 2,006,390    $   391,457    $1,180,725    $    18,504    $  415,704
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.









--------------------------------------------------------------------------------
FirstLine II                           125

                        Security Life Separate Account L1

                          Year Ended December 31, 1998






                                                                         Alger
                                     -------------------------------------------------------------------------
                                                         American        American                   American
                                          Total           Small           MidCap     American      Leveraged
                                          Alger       Capitalization      Growth      Growth         AllCap
                                     -------------------------------------------------------------------------
Investment income
Dividends from mutual funds             $ 4,617,072    $ 1,681,373    $  593,045    $ 2,196,712    $  145,942
Less valuation period deductions
   (Note B)                                 290,412         95,588        53,316        113,376        28,132
                                        -----------    -----------    ----------    -----------    ----------
Net investment income (loss)              4,326,660      1,585,785       539,729      2,083,336       117,810
                                        -----------    -----------    ----------    -----------    ----------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
   investments                            1,685,294        186,963       316,932        915,872       265,527
Net unrealized gains (losses) on
   investments                            5,825,800        166,990     1,022,340      3,099,428     1,537,042
                                        -----------    -----------    ----------    -----------    ----------
Net realized and unrealized gains
   (losses) on investments                7,511,094        353,953     1,339,272      4,015,300     1,802,569
                                        -----------    -----------    ----------    -----------    ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS     $11,837,754    $ 1,939,738    $1,879,001    $ 6,098,636    $1,920,379
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.









--------------------------------------------------------------------------------
FirstLine II                           126

                        Security Life Separate Account L1

                          Year Ended December 31, 1998





                                                                           Fidelity
                                        ---------------------------------------------------------------------------------------
                                            Total          Asset                                        Money
                                          Fidelity        Manager         Growth       Overseas         Market        Index 500
                                        ---------------------------------------------------------------------------------------
Investment income
Dividends from mutual funds             $  6,943,854    $   808,986    $ 2,663,618    $ 1,015,626    $   830,137    $ 1,625,487
Less valuation period deductions
   (Note B)                                  971,160         63,669        183,002        129,504        116,932        478,053
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net investment income (loss)               5,972,694        745,317      2,480,616        886,122        713,205      1,147,434
                                        ------------    -----------    -----------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
   investments                             6,403,348         20,247      1,534,000        298,379           --        4,550,722
Net unrealized gains (losses) on
   investments                            15,230,082        315,702      4,444,805        707,398           --        9,762,177
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net realized and unrealized gains
   (losses) on investments                21,633,430        335,949      5,978,805      1,005,777           --       14,312,899
                                        ------------    -----------    -----------    -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS     $ 27,606,124    $ 1,081,266    $ 8,459,421    $ 1,891,899    $   713,205    $15,460,333
                                        ============    ===========    ===========    ===========    ===========    ===========


See accompanying notes.













--------------------------------------------------------------------------------
FirstLine II                           127

                        Security Life Separate Account L1

                          Year Ended December 31, 1998





                                                                                  INVESCO
                                     -------------------------------------------------------------------------------------------
                                                                                                                          Small
                                          Total           Total         Industrial                                       Company
                                         INVESCO         Return           Income        High Yield       Utilities       Growth
                                     -------------------------------------------------------------------------------------------
Investment income
Dividends from mutual funds             $  1,625,860    $   312,534    $   514,174    $   769,805    $    29,058    $       289
Less valuation period deductions
   (Note B)                                  162,321         40,898         60,678         49,140         10,730            875
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net investment income (loss)               1,463,539        271,636        453,496        720,665         18,328           (586)
                                        ------------    -----------    -----------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
   investments                               355,780        136,473        342,342       (151,382)        35,245         (6,898)
Net unrealized gains (losses) on
   investments                               248,681         73,689        359,519       (541,125)       282,500         74,098
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net realized and unrealized gains
   (losses) on investments                   604,461        210,162        701,861       (692,507)       317,745         67,200
                                        ------------    -----------    -----------    -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS     $  2,068,000    $   481,798    $ 1,155,357    $    28,158    $   336,073    $    66,614
                                        ============    ===========    ===========    ===========    ===========    ===========












See accompanying notes.

--------------------------------------------------------------------------------
FirstLine II                           128

                        Security Life Separate Account L1

                          Year Ended December 31, 1998






                                                                                Van Eck
                                       -----------------------------------------------------------------------------------------
                                                                       Worldwide                     Worldwide      Worldwide
                                           Total        Worldwide         Hard        Worldwide       Emerging         Real
                                          Van Eck        Balanced        Assets          Bond         Markets         Estate
                                       -----------------------------------------------------------------------------------------
Investment income
Dividends from mutual funds             $    189,620    $    45,674    $   143,946        $  --          $  --          $  --
Less valuation period deductions
   (Note B)                                   11,393          1,050          8,170            212          1,736            225
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net investment income (loss)                 178,227         44,624        135,776           (212)        (1,736)          (225)
                                        ------------    -----------    -----------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
   investments                              (260,570)         4,682       (162,110)           130       (101,436)        (1,836)
Net unrealized gains (losses) on
   investments                              (368,037)       (23,403)      (395,698)         3,953         47,140            (29)
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net realized and unrealized gains
   (losses) on investments                  (628,607)       (18,721)      (557,808)         4,083        (54,296)        (1,865)
                                        ------------    -----------    -----------    -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS     $   (450,380)   $    25,903    $  (422,032)   $     3,871    $   (56,032)   $    (2,090)
                                        ============    ===========    ===========    ===========    ===========    ===========


See accompanying notes.












--------------------------------------------------------------------------------
FirstLine II                           129

                        Security Life Separate Account L1

                          Year Ended December 31, 1998




                                                           AIM
                                         ---------------------------------------
                                            Total       Capital     Government
                                             AIM     Appreciation   Securities
                                         ---------------------------------------

Investment income
Dividends from mutual funds             $   97,737    $   27,109    $   70,628
Less valuation period deductions
   (Note B)                                 13,888         3,056        10,832
                                        ----------    ----------    ----------
Net investment income (loss)                83,849        24,053        59,796
                                        ----------    ----------    ----------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
   investments                               4,599        (3,315)        7,914
Net unrealized gains (losses) on
   investments                             154,087       119,225        34,862
                                        ----------    ----------    ----------
Net realized and unrealized gains
   (losses) on investments                 158,686       115,910        42,776
                                        ----------    ----------    ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS     $  242,535    $  139,963    $  102,572
                                        ==========    ==========    ==========











See accompanying notes.

--------------------------------------------------------------------------------
FirstLine II                           130

                        Security Life Separate Account L1

                             Statement of Operations

                          Year Ended December 31, 1997




                                             Total
                                              All            Total         Total          Total         Total          Total
                                           Divisions          NB           Alger        Fidelity       INVESCO        Van Eck
                                        ---------------------------------------------------------------------------------------
Investment income
Dividends from mutual funds             $  4,158,702    $   678,740    $   323,895    $ 2,094,346    $ 1,039,818    $    21,903
Less valuation period deductions
    (Note B)                                 813,630        135,310        141,930        461,022         67,625          7,743
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net investment income (loss)               3,345,072        543,430        181,965      1,633,324        972,193         14,160
                                        ------------    -----------    -----------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                            3,199,375        406,286        894,818      1,320,426        523,956         53,889
Net unrealized gains (losses) on
    investments                           10,643,150      2,273,595      1,647,989      6,476,412        298,662        (53,508)
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net realized and unrealized gains
    (losses) on investments               13,842,525      2,679,881      2,542,807      7,796,838        822,618            381
                                        ------------    -----------    -----------    -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS    $ 17,187,597    $ 3,223,311    $ 2,724,772    $ 9,430,162    $ 1,794,811    $    14,541
                                        ============    ===========    ===========    ===========    ===========    ===========


See accompanying notes.















--------------------------------------------------------------------------------
FirstLine II                           131

                        Security Life Separate Account L1

                          Year Ended December 31, 1997





                                                                            NB
                                      --------------------------------------------------------------------------
                                          Total           Limited                     Government
                                            NB         Maturity Bond    Growth          Income      Partners
                                      --------------------------------------------------------------------------
Investment income
Dividends from mutual funds             $   678,740    $   156,667    $  183,497    $    72,086    $  266,490
Less valuation period deductions
    (Note B)                                135,310         33,725        24,959         10,366        66,260
                                        -----------    -----------    ----------    -----------    ----------
Net investment income (loss)                543,430        122,942       158,538         61,720       200,230
                                        -----------    -----------    ----------    -----------    ----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                             406,286        (20,056)       14,997         25,762       385,583
Net unrealized gains (losses) on
    investments                           2,273,595        159,151       533,906         26,882     1,553,656
                                        -----------    -----------    ----------    -----------    ----------
Net realized and unrealized gains
    (losses) on investments               2,679,881        139,095       548,903         52,644     1,939,239
                                        -----------    -----------    ----------    -----------    ----------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS    $ 3,223,311    $   262,037    $  707,441    $   114,364    $2,139,469
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.











--------------------------------------------------------------------------------
FirstLine II                           132

                        Security Life Separate Account L1

                          Year Ended December 31, 1997




                                                                          Alger
                                        ------------------------------------------------------------------------
                                                          American      American                    American
                                             Total         Small         MidCap      American       Leveraged
                                             Alger     Capitalization    Growth       Growth         AllCap
                                        ------------------------------------------------------------------------

Investment income
Dividends from mutual funds             $   323,895    $   218,789    $   55,945    $    49,161    $     --
Less valuation period deductions
    (Note B)                                141,930         51,004        28,138         48,785        14,003
                                        -----------    -----------    ----------    -----------    ----------
Net investment income (loss)                181,965        167,785        27,807            376       (14,003)
                                        -----------    -----------    ----------    -----------    ----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                             894,818        114,651       228,363        237,727       314,077
Net unrealized gains (losses) on
    investments                           1,647,989        483,518       246,489        970,056       (52,074)
                                        -----------    -----------    ----------    -----------    ----------
Net realized and unrealized gains
    (losses) on investments               2,542,807        598,169       474,852      1,207,783       262,003
                                        -----------    -----------    ----------    -----------    ----------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS    $ 2,724,772    $   765,954    $  502,659    $ 1,208,159    $  248,000
                                        ===========    ===========    ==========    ===========   ===========


See accompanying notes.











--------------------------------------------------------------------------------
FirstLine II                           133

                        Security Life Separate Account L1

                          Year Ended December 31, 1997




                                                                           Fidelity
                                       ----------------------------------------------------------------------------------------
                                           Total            Asset                                       Money
                                         Fidelity          Manager        Growth       Overseas         Market       Index 500
                                       ----------------------------------------------------------------------------------------
Investment income
Dividends from mutual funds             $  2,094,346    $   204,696    $   274,868    $   451,874    $   764,538    $   398,370
Less valuation period deductions
    (Note B)                                 461,022         27,097         91,298         60,714        107,253        174,660
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net investment income (loss)               1,633,324        177,599        183,570        391,160        657,285        223,710
                                        ------------    -----------    -----------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                            1,320,426         33,000        662,436        332,544           --          292,446
Net unrealized gains (losses) on
    investments                            6,476,412        350,408      1,347,793       (305,456)          --        5,083,667
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net realized and unrealized gains
    (losses) on investments                7,796,838        383,408      2,010,229         27,088           --        5,376,113
                                        ------------    -----------    -----------    -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS    $  9,430,162    $   561,007    $ 2,193,799    $   418,248    $   657,285    $ 5,599,823
                                        ============    ===========    ===========    ===========    ===========    ===========


See accompanying notes.











--------------------------------------------------------------------------------
FirstLine II                           134

                        Security Life Separate Account L1

                          Year Ended December 31, 1997





                                                                         INVESCO
                                      ---------------------------------------------------------------------------
                                           Total          Total       Industrial
                                          INVESCO        Return         Income       High Yield      Utilities
                                      ---------------------------------------------------------------------------
Investment income
Dividends from mutual funds             $ 1,039,818    $    76,461    $  417,376    $   519,369    $   26,612
Less valuation period deductions
    (Note B)                                 67,625         12,921        27,525         23,478         3,701
                                        -----------    -----------    ----------    -----------    ----------
Net investment income (loss)                972,193         63,540       389,851        495,891        22,911
                                        -----------    -----------    ----------    -----------    ----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                             523,956         46,241       116,951        269,799        90,965
Net unrealized gains (losses) on
    investments                             298,662        203,429       324,767       (253,231)       23,697
                                        -----------    -----------    ----------    -----------    ----------
Net realized and unrealized gains
    (losses) on investments                 822,618        249,670       441,718         16,568       114,662
                                        -----------    -----------    ----------    -----------    ----------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS    $ 1,794,811    $   313,210    $  831,569    $   512,459    $  137,573
                                        ===========    ===========    ==========    ===========   ===========


See accompanying notes.











--------------------------------------------------------------------------------
FirstLine II                           135

                        Security Life Separate Account L1

                          Year Ended December 31, 1997




                                                         Van Eck
                                      ------------------------------------------
                                           Total       Worldwide     Worldwide
                                          Van Eck      Balanced     Hard Assets
                                      ------------------------------------------

INVESTMENT INCOME
Dividends from mutual funds             $   21,903    $    9,006    $   12,897
Less valuation period deductions
    (Note B)                                 7,743         3,329         4,414
                                        ----------    ----------    ----------
Net investment income (loss)                14,160         5,677         8,483
                                        ----------    ----------    ----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                             53,889        37,785        16,104
Net unrealized gains (losses) on
    investments                            (53,508)        4,122       (57,630)
                                        ----------    ----------    ----------
Net realized and unrealized gains
    (losses) on investments                    381        41,907       (41,526)
                                        ----------    ----------    ----------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS    $   14,541    $   47,584    $  (33,043)
                                        ==========    ==========    ==========


See accompanying notes.












--------------------------------------------------------------------------------
FirstLine II                           136

                        Security Life Separate Account L1

                             Statement of Operations

                          Year Ended December 31, 1996


                                            Total
                                             All             Total         Total         Total          Total         Total
                                          Divisions           NB           Alger        Fidelity       INVESCO       Van Eck
                                        --------------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends from mutual funds             $  1,183,779    $   292,143    $    56,842    $   593,973    $   238,653    $     2,168
Less valuation period deductions
    (Note B)                                 241,127         50,116         44,898        128,637         14,752          2,724
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net investment income (loss)                 942,652        242,027         11,944        465,336        223,901           (556)
                                        ------------    -----------    -----------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                              401,852         86,478         62,058         97,833        143,358         12,125
Net unrealized gains (losses) on
    investments                            2,675,307        557,274        396,915      1,736,167        (43,084)        28,035
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net realized and unrealized gains
    (losses) on investments                3,077,159        643,752        458,973      1,834,000        100,274         40,160
                                        ------------    -----------    -----------    -----------    -----------    -----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS           $  4,019,811    $   885,779    $   470,917    $ 2,299,336    $   324,175    $    39,604
                                        ============    ===========    ===========    ===========    ===========    ===========


See accompanying notes.










--------------------------------------------------------------------------------
FirstLine II                           137

                        Security Life Separate Account L1

                          Year Ended December 31, 1996





                                                                         NB
                                       --------------------------------------------------------------------------
                                            Total         Limited                    Government
                                             NB        Maturity Bond     Growth        Income        Partners
                                       --------------------------------------------------------------------------

INVESTMENT INCOME
Dividends from mutual funds             $   292,143    $   127,305    $   76,287    $    35,420    $   53,131
Less valuation period deductions
    (Note B)                                 50,116         13,218         9,400          8,882        18,616
                                        -----------    -----------    ----------    -----------    ----------
Net investment income (loss)                242,027        114,087        66,887         26,538        34,515
                                        -----------    -----------    ----------    -----------    ----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                              86,478        (16,561)      (22,601)         3,867       121,773
Net unrealized gains (losses) on
    investments                             557,274        (29,330)       65,061            443       521,100
                                        -----------    -----------    ----------    -----------    ----------
Net realized and unrealized gains
    (losses) on investments                 643,752        (45,891)       42,460          4,310       642,873
                                        -----------    -----------    ----------    -----------    ----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS           $   885,779    $    68,196    $  109,347    $    30,848    $  677,388
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.











--------------------------------------------------------------------------------
FirstLine II                           138

                        Security Life Separate Account L1

                          Year Ended December 31, 1996




                                                                          Alger
                                        ---------------------------------------------------------------------------
                                                        American         American                    American
                                          Total           Small           MidCap       American      Leveraged
                                          Alger      Capitalization       Growth        Growth        AllCap
                                        ---------------------------------------------------------------------------

Investment income
Dividends from mutual funds             $    56,842    $     7,668    $   10,435    $    37,109    $    1,630
Less valuation period deductions
    (Note B)                                 44,898         18,457         7,398         16,087         2,956
                                        -----------    -----------    ----------    -----------    ----------
Net investment income (loss)                 11,944        (10,789)        3,037         21,022        (1,326)
                                        -----------    -----------    ----------    -----------    ----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                              62,058          8,187         9,936         22,907        21,028
Net unrealized gains (losses) on
    investments                             396,915         58,340        89,398        227,107        22,070
                                        -----------    -----------    ----------    -----------    ----------
Net realized and unrealized gains
    (losses) on investments                 458,973         66,527        99,334        250,014        43,098
                                        -----------    -----------    ----------    -----------    ----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS           $   470,917    $    55,738    $  102,371    $   271,036    $   41,772
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.












--------------------------------------------------------------------------------
FirstLine II                           139

                        Security Life Separate Account L1

                          Year Ended December 31, 1996




                                                                        Fidelity
                                        -------------------------------------------------------------------------------------
                                            Total         Asset                                        Money
                                          Fidelity       Manager         Growth        Overseas        Market       Index 500
                                        ------------- ------------- -------------- ------------- -------------- -------------
Investment income
Dividends from mutual funds             $    593,973    $     9,800    $   109,786    $    27,966    $   246,349    $   200,072
Less valuation period deductions
    (Note B)                                 128,637          3,818         25,455         16,972         35,006         47,386
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net investment income (loss)                 465,336          5,982         84,331         10,994        211,343        152,686
                                        ------------    -----------    -----------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                               97,833          7,905          9,661         34,235           --           46,032
Net unrealized gains (losses) on
    investments                            1,736,167         63,068        273,435        238,529           --        1,161,135
                                        ------------    -----------    -----------    -----------    -----------    -----------
Net realized and unrealized gains
    (losses) on investments                1,834,000         70,973        283,096        272,764           --        1,207,167
                                        ------------    -----------    -----------    -----------    -----------    -----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS           $  2,299,336    $    76,955    $   367,427    $   283,758    $   211,343    $ 1,359,853
                                        ============    ===========    ===========    ===========    ===========    ===========


See accompanying notes.











--------------------------------------------------------------------------------
FirstLine II                           140

                        Security Life Separate Account L1

                          Year Ended December 31, 1996




                                                                          INVESCO
                                        -----------------------------------------------------------------------
                                             Total           Total     Industrial
                                            INVESCO         Return       Income       High Yield    Utilities
                                        -----------------------------------------------------------------------
Investment income
Dividends from mutual funds             $   238,653    $    25,285    $   93,816    $   114,676    $    4,876
Less valuation period deductions
    (Note B)                                 14,752          3,402         4,272          6,357           721
                                        -----------    -----------    ----------    -----------    ----------
Net investment income (loss)                223,901         21,883        89,544        108,319         4,155
                                        -----------    -----------    ----------    -----------    ----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                             143,358         28,264        30,929         82,830         1,335
Net unrealized gains (losses) on
    investments                             (43,084)        10,956        (7,082)       (53,402)        6,444
                                        -----------    -----------    ----------    -----------    ----------
Net realized and unrealized gains
    (losses) on investments                 100,274         39,220        23,847         29,428         7,779
                                        -----------    -----------    ----------    -----------    ----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS           $   324,175    $    61,103    $  113,391    $   137,747    $   11,934
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.











--------------------------------------------------------------------------------
FirstLine II                           141

                        Security Life Separate Account L1

                          Year Ended December 31, 1996





                                                      Van Eck
                                        ----------------------------------------
                                            Total      Worldwide     Worldwide
                                           Van Eck     Balanced     Hard Assets
                                        ----------------------------------------

INVESTMENT INCOME
Dividends from mutual funds             $    2,168    $      169    $    1,999
Less valuation period deductions
    (Note B)                                 2,724         1,304         1,420
                                        ----------    ----------    ----------
Net investment income (loss)                  (556)       (1,135)          579
                                        ----------    ----------    ----------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
    investments                             12,125         2,984         9,141
Net unrealized gains (losses) on
    investments                             28,035        19,343         8,692
                                        ----------    ----------    ----------
Net realized and unrealized gains
    (losses) on investments                 40,160        22,327        17,833
                                        ----------    ----------    ----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS           $   39,604    $   21,192    $   18,412
                                        ==========    ==========    ==========


See accompanying notes.











--------------------------------------------------------------------------------
FirstLine II                           142

                        Security Life Separate Account L1

                       Statement of Changes in Net Assets

                          Year Ended December 31, 1998



                                            Total
                                             All          Total        Total         Total       Total         Total       Total
                                          Divisions         NB         Alger       Fidelity     INVESCO       Van Eck       AIM
                                        --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $ 16,007,172  $ 3,982,203  $ 4,326,660  $  5,972,694  $ 1,463,539  $  178,227  $   83,849
Net realized gains (losses) on
   investments                             8,536,274      347,823    1,685,294     6,403,348      355,780    (260,570)      4,599
Net unrealized gains (losses) on
   investments                            18,766,977   (2,323,636)   5,825,800    15,230,082      248,681    (368,037)    154,087
                                        ------------  -----------  -----------  ------------  -----------  ----------  ----------
Increase (decrease) in net assets
   from operations                        43,310,423    2,006,390   11,837,754    27,606,124    2,068,000    (450,380)    242,535
                                        ------------  -----------  -----------  ------------  -----------  ----------  ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                             128,820,440   12,563,792   13,089,164    92,335,231    8,092,294     875,501   1,864,458
Cost of insurance and
   administrative charges                (14,458,798)  (2,063,802)  (2,525,683)   (8,200,381)  (1,481,570)   (108,634)    (78,728)
Benefit payments                            (306,862)     (11,220)     (26,492)     (259,989)      (9,161)       --          --
Surrenders                               (10,842,736)    (725,767)    (859,454)   (8,654,377)    (586,533)    (15,198)     (1,407)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                   (3,936,799)   8,461,193    4,831,250   (25,231,056)   6,011,967     216,552   1,773,295
Other                                        (41,582)     (87,331)     (18,626)       54,208        9,107       1,060        --
                                        ------------  -----------  -----------  ------------  -----------  ----------  ----------
Increase (decrease) from principal
   transactions                           99,233,663   18,136,865   14,490,159    50,043,636   12,036,104     969,281   3,557,618
                                        ------------  -----------  -----------  ------------  -----------  ----------  ----------

Total increase (decrease) in net assets  142,544,086   20,143,255   26,327,913    77,649,760   14,104,104     518,901   3,800,153

Net assets at beginning of year          162,486,020   26,924,496   28,100,608    90,636,169   15,526,649   1,298,098        --
                                        ------------  -----------  -----------  ------------  -----------  ----------  ----------

Net assets at end of year               $305,030,106  $47,067,751  $54,428,521  $168,285,929  $29,630,753  $1,816,999  $3,800,153
                                        ============  ===========  ===========  ============  ===========  ==========  ==========


See accompanying notes.












--------------------------------------------------------------------------------
FirstLine II                           143

                        Security Life Separate Account L1

                          Year Ended December 31, 1998





                                                                              NB
                                      -----------------------------------------------------------------------------
                                           Total           Limited                     Government
                                            NB          Maturity Bond     Growth         Income      Partners
                                      --------------- --------------- ------------- --------------- ---------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $ 3,982,203    $   322,085    $1,526,449    $   133,352    $2,000,317
Net realized gains (losses) on
   investments                              347,823         10,003      (264,148)       (53,894)      655,862
Net unrealized gains (losses) on
   investments                           (2,323,636)        59,369       (81,576)       (60,954)   (2,240,475)
                                        -----------    -----------    ----------    -----------    ----------
Increase (decrease) in net assets
   from operations                        2,006,390        391,457     1,180,725         18,504       415,704
                                        -----------    -----------    ----------    -----------    ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                             12,563,792      3,839,599     2,578,265         31,593     6,114,335
Cost of insurance and
   administrative charges                (2,063,802)      (492,782)     (393,894)       (14,839)   (1,162,287)
Benefit payments                            (11,220)          --            --             --         (11,220)
Surrenders                                 (725,767)       (15,922)     (419,497)        (3,243)     (287,105)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                   8,461,193      5,212,588       513,663       (894,126)    3,629,068
Other                                       (87,331)       (31,757)        3,226        (31,566)      (27,234)
                                        -----------    -----------    ----------    -----------    ----------
Increase (decrease) from principal
   transactions                          18,136,865      8,511,726     2,281,763       (912,181)    8,255,557
                                        -----------    -----------    ----------    -----------    ----------

Total increase (decrease) in net assets  20,143,255      8,903,183     3,462,488       (893,677)    8,671,261

Net assets at beginning of year          26,924,496      6,675,166     5,563,672        893,677    13,791,981
                                        -----------    -----------    ----------    -----------    ----------

Net assets at end of year               $47,067,751    $15,578,349    $9,026,160    $      --      $22,463,242
                                        ===========    ===========    ==========    ===========    ===========


See accompanying notes.





--------------------------------------------------------------------------------
FirstLine II                           144

                        Security Life Separate Account L1

                          Year Ended December 31, 1998



                                                                            Alger
                                      ----------------------------------------------------------------------------
                                                          American       American                    American
                                           Total           Small          MidCap      American       Leveraged
                                           Alger       Capitalization     Growth       Growth         AllCap
                                      ----------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $ 4,326,660    $ 1,585,785    $  539,729    $ 2,083,336    $  117,810
Net realized gains (losses) on
   investments                            1,685,294        186,963       316,932        915,872       265,527
Net unrealized gains (losses) on
   investments                            5,825,800        166,990     1,022,340      3,099,428     1,537,042
                                        -----------    -----------    ----------    -----------    ----------
Increase (decrease) in net assets
   from operations                       11,837,754      1,939,738     1,879,001      6,098,636     1,920,379
                                        -----------    -----------    ----------    -----------    ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                             13,089,164      4,154,774     2,573,424      5,298,963     1,062,003
Cost of insurance and
   administrative charges                (2,525,683)      (803,988)     (473,224)      (989,260)     (259,211)
Benefit payments                            (26,492)       (14,248)      (12,244)          --            --
Surrenders                                 (859,454)      (196,345)     (376,263)      (216,867)      (69,979)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                   4,831,250        (35,168)      528,261      3,094,366     1,243,791
Other                                       (18,626)          (504)      (14,286)         1,597        (5,433)
                                        -----------    -----------    ----------    -----------    ----------
Increase (decrease) from principal
   transactions                          14,490,159      3,104,521     2,225,668      7,188,799     1,971,171
                                        -----------    -----------    ----------    -----------    ----------

Total increase (decrease) in net assets  26,327,913      5,044,259     4,104,669     13,287,435     3,891,550

Net assets at beginning of year          28,100,608     10,459,112     5,115,538      9,616,179     2,909,779
                                        -----------    -----------    ----------    -----------    ----------

Net assets at end of year               $54,428,521    $15,503,371    $9,220,207    $22,903,614    $6,801,329
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.





--------------------------------------------------------------------------------
FirstLine II                           145

                        Security Life Separate Account L1

                          Year Ended December 31, 1998



                                                                                Fidelity
                                       -------------------------------------------------------------------------------------------
                                            Total           Asset                                        Money
                                          Fidelity         Manager        Growth        Overseas         Market       Index 500
                                       -------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $  5,972,694    $   745,317     $             $   886,122    $   713,205    $ 1,147,434
                                                                                                                      2,480,616
Net realized gains (losses) on
   investments                             6,403,348         20,247      1,534,000        298,379           --        4,550,722
Net unrealized gains (losses) on
   investments                            15,230,082        315,702      4,444,805        707,398           --        9,762,177
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net assets
   from operations                        27,606,124      1,081,266      8,459,421      1,891,899        713,205     15,460,333
                                        ------------    -----------    -----------    -----------    -----------    -----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                              92,335,231      2,713,832      8,443,426      5,709,711     55,421,815     20,046,447
Cost of insurance and
   administrative charges                 (8,200,381)      (490,838)    (1,358,671)      (939,010)    (1,769,895)    (3,641,967)
Benefit payments                            (259,989)          --           (8,890)        (8,379)      (240,733)        (1,987)
Surrenders                                (8,654,377)      (652,157)    (2,494,098)      (438,536)    (2,335,262)    (2,734,324)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                  (25,231,056)     1,440,884      1,798,160      2,169,798    (48,429,964)    17,790,066
Other                                         54,208          7,219        (14,128)       (29,375)        39,827         50,665
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) from principal
   transactions                           50,043,636      3,018,940      6,365,799      6,464,209      2,685,788     31,508,900
                                        ------------    -----------    -----------    -----------    -----------    -----------

Total increase (decrease) in net assets   77,649,760      4,100,206     14,825,220      8,356,108      3,398,993     46,969,233

Net assets at beginning of year           90,636,169      6,137,073     18,074,922     12,225,779     15,013,259     39,185,136
                                        ------------    -----------    -----------    -----------    -----------    -----------

Net assets at end of year               $168,285,929    $10,237,279    $32,900,142    $20,581,887    $18,412,252    $86,154,369
                                        ============    ===========    ===========    ===========    ===========    ===========


See accompanying notes.




--------------------------------------------------------------------------------
FirstLine II                           146

                        Security Life Separate Account L1

                          Year Ended December 31, 1998



                                                                                  INVESCO
                                      -------------------------------------------------------------------------------------------
                                                                                                                         Small
                                           Total           Total        Industrial                                      Company
                                          INVESCO         Return          Income        High Yield       Utilities      Growth
                                      -------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $  1,463,539    $   271,636    $   453,496    $   720,665    $    18,328    $      (586)
Net realized gains (losses) on
   investments                               355,780        136,473        342,342       (151,382)        35,245         (6,898)
Net unrealized gains (losses) on
   investments                               248,681         73,689        359,519       (541,125)       282,500         74,098
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net assets
   from operations                         2,068,000        481,798      1,155,357         28,158        336,073         66,614
                                        ------------    -----------    -----------    -----------    -----------    -----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                               8,092,294      2,104,849      3,170,236      2,297,048        435,105         85,056
Cost of insurance and
   administrative charges                 (1,481,570)      (425,176)      (567,563)      (389,895)       (87,692)       (11,244)
Benefit payments                              (9,161)          --           (9,161)          --             --             --
Surrenders                                  (586,533)       (56,509)      (192,220)      (329,292)        (8,210)          (302)
Net transfers among divisions
   (including the loan division and
   Guaranteed interest division in
   the general account)                    6,011,967      2,955,200      1,315,595        931,519        201,017        608,636
Other                                          9,107            556         22,617        (18,840)         4,856            (82)
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) from principal
   transactions                           12,036,104      4,578,920      3,739,504      2,490,540        545,076        682,064
                                        ------------    -----------    -----------    -----------    -----------    -----------

Total increase (decrease) in net assets   14,104,104      5,060,718      4,894,861      2,518,698        881,149        748,678

Net assets at beginning of year           15,526,649      3,044,610      5,958,144      5,364,084      1,159,811           --
                                        ------------    -----------    -----------    -----------    -----------    -----------

Net assets at end of year               $ 29,630,753    $ 8,105,328    $10,853,005    $ 7,882,782    $ 2,040,960    $   748,678
                                        ============    ===========    ===========    ===========    ===========    ===========




See accompanying notes.

--------------------------------------------------------------------------------
FirstLine II                           147

                        Security Life Separate Account L1

                          Year Ended December 31, 1998



                                                                                  Van Eck
                                      -------------------------------------------------------------------------------------------
                                                                           Worldwide                     Worldwide      Worldwide
                                             Total         Worldwide         Hard        Worldwide        Emerging         Real
                                            Van Eck        Balanced         Assets         Bonds          Markets         Estate
                                      -------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $    178,227    $    44,624    $   135,776    $      (212)   $    (1,736)   $      (225)
Net realized gains (losses) on
   investments                              (260,570)         4,682       (162,110)           130       (101,436)        (1,836)
Net unrealized gains (losses) on
   investments                              (368,037)       (23,403)      (395,698)         3,953         47,140            (29)
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net assets
   from operations                          (450,380)        25,903       (422,032)         3,871        (56,032)        (2,090)
                                        ------------    -----------    -----------    -----------    -----------    -----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                 875,501         (1,347)       571,430        129,336        137,102         38,980
Cost of insurance and
   administrative charges                   (108,634)        (9,423)       (86,867)        (1,544)        (7,777)        (3,023)
Benefit payments                                --             --             --              --             --             --
Surrenders                                   (15,198)        (3,105)       (11,871)           --             --           (222)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                      216,552       (399,466)       111,286         74,151        387,960         42,621
Other                                          1,060             90          1,059             (7)           (97)            15
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) from principal
   transactions                              969,281       (413,251)       585,037        201,936        517,188         78,371
                                        ------------    -----------    -----------    -----------    -----------    -----------

Total increase (decrease) in net assets      518,901       (387,348)       163,005        205,807        461,156         76,281

Net assets at beginning of year            1,298,098        387,348        910,750           --             --             --
                                        ------------    -----------    -----------    -----------    -----------    -----------

Net assets at end of year               $  1,816,999    $      --      $ 1,073,755    $   205,807    $   461,156    $    76,281
                                        ============    ===========    ===========    ===========    ===========    ===========


See accompanying notes.




--------------------------------------------------------------------------------
FirstLine II                           148

                        Security Life Separate Account L1

                          Year Ended December 31, 1998


                                                           AIM
                                         ---------------------------------------
                                           Total         Capital     Government
                                            AIM       Appreciation   Securities
                                         ---------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $   83,849    $   24,053    $   59,796
Net realized gains (losses) on
   investments                               4,599        (3,315)        7,914
Net unrealized gains (losses) on
   investments                             154,087       119,225        34,862
                                        ----------    ----------    ----------
Increase (decrease) in net assets
   from operations                         242,535       139,963       102,572
                                        ----------    ----------    ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                             1,864,458       329,635     1,534,823
Cost of insurance and
   administrative charges                  (78,728)      (28,940)      (49,788)
Benefit payments                              --            --            --
Surrenders                                  (1,407)       (1,407)         --
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                  1,773,295       765,185     1,008,110
Other                                         --            --            --
                                        ----------    ----------    ----------
Increase (decrease) from principal
   transactions                          3,557,618     1,064,473     2,493,145
                                        ----------    ----------    ----------

Total increase (decrease) in net assets  3,800,153     1,204,436     2,595,717

Net assets at beginning of year               --            --            --
                                        ----------    ----------    ----------

Net assets at end of year               $3,800,153    $1,204,436    $2,595,717
                                        ==========    ==========    ==========



See accompanying notes.



--------------------------------------------------------------------------------
FirstLine II                           149

                        Security Life Separate Account L1

                       Statement of Changes in Net Assets

                          Year Ended December 31, 1997


                                           Total
                                            All           Total          Total           Total          Total          Total
                                         Divisions          NB           Alger          Fidelity       INVESCO        Van Eck
                                      -------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $  3,345,072    $   543,430    $   181,965    $ 1,633,324    $   972,193    $    14,160
Net realized gains (losses) on
   investments                             3,199,375        406,286        894,818      1,320,426        523,956         53,889
Net unrealized gains (losses) on
   investments                            10,643,150      2,273,595      1,647,989      6,476,412        298,662        (53,508)
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net assets from
   operations                             17,187,597      3,223,311      2,724,772      9,430,162      1,794,811         14,541
                                        ------------    -----------    -----------    -----------    -----------    -----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                             104,747,260      5,555,766      6,944,048     89,309,110      2,683,620        254,716
Cost of insurance and
   administrative charges                 (8,284,944)      (957,887)    (1,466,664)    (5,155,026)      (614,145)       (91,222)
Benefit payments                            (406,386)       (20,591)       (63,369)      (322,263)          (163)          --
Surrenders                                (1,977,696)      (146,698)      (412,252)    (1,294,484)      (112,699)       (11,563)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                   (6,642,529)     8,721,432      9,006,938    (32,708,946)     7,796,299        541,748
Other                                          5,891          9,817         11,046        (21,999)        11,180         (4,153)
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) from principal
   transactions                           87,441,596     13,161,839     14,019,747     49,806,392      9,764,092        689,526
                                        ------------    -----------    -----------    -----------    -----------    -----------

Total increase (decrease) in net assets  104,629,193     16,385,150     16,744,519     59,236,554     11,558,903        704,067

Net assets at beginning of year           57,856,827     10,539,346     11,356,089     31,399,615      3,967,746        594,031
                                        ------------    -----------    -----------    -----------    -----------    -----------

Net assets at end of year               $162,486,020    $26,924,496    $28,100,608    $90,636,169    $15,526,649    $ 1,298,098
                                        ============    ===========    ===========    ===========    ===========    ===========

See accompanying notes.





--------------------------------------------------------------------------------
FirstLine II                           150

                        Security Life Separate Account L1

                          Year Ended December 31, 1997




                                                                              NB
                                       ------------------------------------------------------------------------
                                            Total        Limited                     Government
                                             NB       Maturity Bond      Growth        Income        Partners
                                       ------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $   543,430    $   122,942    $  158,538    $    61,720    $  200,230
Net realized gains (losses) on
   investments                              406,286        (20,056)       14,997         25,762       385,583
Net unrealized gains (losses) on
   investments                            2,273,595        159,151       533,906         26,882     1,553,656
                                        -----------    -----------    ----------    -----------    ----------
Increase (decrease) in net assets from
   operations                             3,223,311        262,037       707,441        114,364     2,139,469
                                        -----------    -----------    ----------    -----------    ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                              5,555,766      1,332,125     1,158,704        324,257     2,740,680
Cost of insurance and
   administrative charges                  (957,887)      (163,472)     (219,117)       (62,075)     (513,223)
Benefit payments                            (20,591)          --            --             --         (20,591)
Surrenders                                 (146,698)        (3,761)      (71,838)          (792)      (70,307)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                   8,721,432      2,758,363     2,141,068     (1,023,987)    4,845,988
Other                                         9,817         (2,202)       11,700         (6,404)        6,723
                                        -----------    -----------    ----------    -----------    ----------
Increase (decrease) from principal
   transactions                          13,161,839      3,921,053     3,020,517       (769,001)    6,989,270
                                        -----------    -----------    ----------    -----------    ----------

Total increase (decrease)  in net assets 16,385,150      4,183,090     3,727,958       (654,637)    9,128,739

Net assets at beginning of year          10,539,346      2,492,076     1,835,714      1,548,314     4,663,242
                                        -----------    -----------    ----------    -----------    ----------

Net assets at end of year               $26,924,496    $ 6,675,166    $5,563,672    $   893,677    $13,791,981
                                        ===========    ===========    ==========    ===========    ===========


See accompanying notes.




--------------------------------------------------------------------------------
FirstLine II                           151

                        Security Life Separate Account L1

                          Year Ended December 31, 1997


                                                                         Alger
                                       ------------------------------------------------------------------------------
                                                          American      American                     American
                                            Total          Small         MidCap       American       Leveraged
                                            Alger      Capitalization    Growth        Growth         AllCap
                                       --------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $   181,965    $   167,785    $   27,807    $       376    $  (14,003)
Net realized gains (losses) on
   investments                              894,818        114,651       228,363        237,727       314,077
Net unrealized gains (losses) on
   investments                            1,647,989        483,518       246,489        970,056       (52,074)
                                        -----------    -----------    ----------    -----------    ----------
Increase (decrease) in net assets from
   operations                             2,724,772        765,954       502,659      1,208,159       248,000
                                        -----------    -----------    ----------    -----------    ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                              6,944,048      2,630,863     1,276,492      2,334,377       702,316
Cost of insurance and
   administrative charges                (1,466,664)      (526,742)     (299,891)      (479,902)     (160,129)
Benefit payments                            (63,369)          --         (62,593)          (776)         --
Surrenders                                 (412,252)      (255,386)      (74,317)       (58,850)      (23,699)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                   9,006,938      3,518,384     1,419,061      2,796,911     1,272,582
Other                                        11,046         (6,069)       19,072          2,082        (4,039)
                                        -----------    -----------    ----------    -----------    ----------
Increase (decrease) from principal
   transactions                          14,019,747      5,361,050     2,277,824      4,593,842     1,787,031
                                        -----------    -----------    ----------    -----------    ----------

Total increase (decrease) in net assets  16,744,519      6,127,004     2,780,483      5,802,001     2,035,031

Net assets at beginning of year          11,356,089      4,332,108     2,335,055      3,814,178       874,748
                                        -----------    -----------    ----------    -----------    ----------

Net assets at end of year               $28,100,608    $10,459,112    $5,115,538    $ 9,616,179    $2,909,779
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.




--------------------------------------------------------------------------------
FirstLine II                           152

                        Security Life Separate Account L1

                          Year Ended December 31, 1997


                                                                               Fidelity
                                       -----------------------------------------------------------------------------------------
                                           Total           Asset                                       Money
                                          Fidelity        Manager        Growth        Overseas        Market       Index 500
                                       -----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $  1,633,324    $   177,599    $   183,570    $   391,160    $   657,285    $   223,710
Net realized gains (losses) on
   investments                             1,320,426         33,000        662,436        332,544           --          292,446
Net unrealized gains (losses) on
   investments                             6,476,412        350,408      1,347,793       (305,456)          --        5,083,667
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net assets from
   operations                              9,430,162        561,007      2,193,799        418,248        657,285      5,599,823
                                        ------------    -----------    -----------    -----------    -----------    -----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                              89,309,110      2,162,759      4,558,270      2,410,373     73,366,740      6,810,968
Cost of insurance and
   administrative charges                 (5,155,026)      (242,289)      (813,161)      (525,615)    (2,213,630)    (1,360,331)
Benefit payments                            (322,263)       (20,969)          (548)        (1,233)      (257,371)       (42,142)
Surrenders                                (1,294,484)       (92,218)      (135,829)       (91,869)      (870,621)      (103,947)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                  (32,708,946)     2,215,879      5,219,755      5,730,183    (63,929,591)    18,054,828
Other                                        (21,999)         7,567          3,217         10,563        (35,219)        (8,127)
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) from principal
   transactions                           49,806,392      4,030,729      8,831,704      7,532,402      6,060,308     23,351,249
                                        ------------    -----------    -----------    -----------    -----------    -----------

Total increase (decrease) in net assets   59,236,554      4,591,736     11,025,503      7,950,650      6,717,593     28,951,072

Net assets at beginning of year           31,399,615      1,545,337      7,049,419      4,275,129      8,295,666     10,234,064
                                        ------------    -----------    -----------    -----------    -----------    -----------

Net assets at end of year               $ 90,636,169    $ 6,137,073    $18,074,922    $12,225,779    $15,013,259    $39,185,136
                                        ============    ===========    ===========    ===========    ===========    ===========


See accompanying notes.




--------------------------------------------------------------------------------
FirstLine II                           153

                        Security Life Separate Account L1

                          Year Ended December 31, 1997



                                                                         INVESCO
                                      -------------------------------------------------------------------------------
                                           Total           Total        Industrial
                                          INVESCO         Return          Income        High Yield       Utilities
                                      --------------- --------------- --------------- --------------- ---------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $   972,193    $    63,540    $  389,851    $   495,891    $   22,911
Net realized gains (losses) on
   investments                              523,956         46,241       116,951        269,799        90,965
Net unrealized gains (losses) on
   investments                              298,662        203,429       324,767       (253,231)       23,697
                                        -----------    -----------    ----------    -----------    ----------
Increase (decrease) in net assets from
   operations                             1,794,811        313,210       831,569        512,459       137,573
                                        -----------    -----------    ----------    -----------    ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                              2,683,620        517,831     1,250,551        835,890        79,348
Cost of insurance and
   administrative charges                  (614,145)      (133,107)     (266,208)      (177,612)      (37,218)
Benefit payments                               (163)          --            --             (163)         --
Surrenders                                 (112,699)       (28,672)      (37,810)        (9,783)      (36,434)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                   7,796,299      1,498,300     2,804,344      2,695,587       798,068
Other                                        11,180          2,581         6,081          2,305           213
                                        -----------    -----------    ----------    -----------    ----------
Increase (decrease) from principal
   transactions                           9,764,092      1,856,933     3,756,958      3,346,224       803,977
                                        -----------    -----------    ----------    -----------    ----------

Total increase (decrease) in net assets  11,558,903      2,170,143     4,588,527      3,858,683       941,550

Net assets at beginning of year           3,967,746        874,467     1,369,617      1,505,401       218,261
                                        -----------    -----------    ----------    -----------    ----------

Net assets at end of year               $15,526,649    $ 3,044,610    $5,958,144    $ 5,364,084    $1,159,811
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.





--------------------------------------------------------------------------------
FirstLine II                           154

                        Security Life Separate Account L1

                          Year Ended December 31, 1997


                                                        Van Eck
                                        --------------------------------------
                                                                      Worldwide
                                           Total      Worldwide         Hard
                                          Van Eck      Balanced        Assets
                                        ----------    ----------    ----------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $   14,160    $    5,677    $    8,483
Net realized gains (losses) on
   investments                              53,889        37,785        16,104
Net unrealized gains (losses) on
   investments                             (53,508)        4,122       (57,630)
                                        ----------    ----------    ----------
Increase (decrease) in net assets from
   operations                               14,541        47,584       (33,043)
                                        ----------    ----------    ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                               254,716        65,167       189,549
Cost of insurance and
   administrative charges                  (91,222)      (44,774)      (46,448)
Benefit payments                              --            --            --
Surrenders                                 (11,563)       (7,995)       (3,568)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                    541,748          (120)      541,868
Other                                       (4,153)         (319)       (3,834)
                                        ----------    ----------    ----------
Increase (decrease) from principal
   transactions                            689,526        11,959       677,567
                                        ----------    ----------    ----------

Total increase (decrease) in net assets    704,067        59,543       644,524

Net assets at beginning of year            594,031       327,805       266,226
                                        ----------    ----------    ----------

Net assets at end of year               $1,298,098    $  387,348    $  910,750
                                        ==========    ==========    ==========


See accompanying notes.




--------------------------------------------------------------------------------
FirstLine II                           155

                        Security Life Separate Account L1

                       Statement of Changes in Net Assets

                          Year Ended December 31, 1996



                                            Total
                                             All            Total          Total          Total          Total          Total
                                          Divisions           NB           Alger         Fidelity       INVESCO        Van Eck
                                       -----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $    942,652    $   242,027    $    11,944    $   465,336    $   223,901    $      (556)
Net realized gains (losses) on
  investments                                401,852         86,478         62,058         97,833        143,358         12,125
Net unrealized gains (losses) on
  investments                              2,675,307        557,274        396,915      1,736,167        (43,084)        28,035
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase in net assets from
  operations                               4,019,811        885,779        470,917      2,299,336        324,175         39,604
                                        ------------    -----------    -----------    -----------    -----------    -----------

CHANGES FROM PRINCIPAL
  TRANSACTIONS
Net premiums                              44,534,972      2,246,849      2,646,310     38,833,137        609,861        198,815
Cost of insurance and
  administrative charges                  (2,843,666)      (378,501)      (531,589)    (1,733,703)      (158,637)       (41,236)
Benefit payments                              (9,641)          --           (9,457)          (184)          --             --
Surrenders                                  (139,851)       (10,863)       (32,300)       (89,374)        (5,730)        (1,584)
Net transfers among divisions
  (including the loan division and
  guaranteed interest division in
  the general account)                      (905,917)     3,446,134      6,535,350    (13,409,127)     2,217,943        303,783
Other                                        (25,415)         4,193         (1,186)       (29,113)         1,108           (417)
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase from principal
  transactions                            40,610,482      5,307,812      8,607,128     23,571,636      2,664,545        459,361
                                        ------------    -----------    -----------    -----------    -----------    -----------

Total increase in net assets              44,630,293      6,193,591      9,078,045     25,870,972      2,988,720        498,965

Net assets at beginning of year           13,226,534      4,345,755      2,278,044      5,528,643        979,026         95,066
                                        ------------    -----------    -----------    -----------    -----------    -----------

Net assets at end of year               $ 57,856,827    $10,539,346    $11,356,089    $31,399,615    $ 3,967,746    $   594,031
                                        ============    ===========    ===========    ===========    ===========    ===========


See accompanying notes.





--------------------------------------------------------------------------------
FirstLine II                           156

                        Security Life Separate Account L1

                          Year Ended December 31, 1996



                                                                            NB
                                       ---------------------------------------------------------------------------
                                            Total           Limited                  Government
                                             NB          Maturity Bond    Growth       Income        Partners
                                       ---------------------------------------------------------------------------

INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)            $   242,027    $   114,087    $   66,887    $    26,538    $   34,515
Net realized gains (losses) on
   investments                               86,478        (16,561)      (22,601)         3,867       121,773
Net unrealized gains (losses) on
   investments                              557,274        (29,330)       65,061            443       521,100
                                        -----------    -----------    ----------    -----------    ----------
Increase in net assets from
   operations                               885,779         68,196       109,347         30,848       677,388
                                        -----------    -----------    ----------    -----------    ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                              2,246,849        317,539       634,087        372,680       922,543
Cost of insurance and
   administrative charges                  (378,501)       (74,422)     (101,596)       (56,065)     (146,418)
Benefit payments                               --             --            --             --            --
Surrenders                                  (10,863)        (1,157)       (2,385)           (48)       (7,273)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                   3,446,134        398,684       433,683        368,389     2,245,378
Other                                         4,193           (272)         (579)            41         5,003
                                        -----------    -----------    ----------    -----------    ----------
Increase from principal
   transactions                           5,307,812        640,372       963,210        684,997     3,019,233
                                        -----------    -----------    ----------    -----------    ----------

Total increase in net assets              6,193,591        708,568     1,072,557        715,845     3,696,621

Net assets at beginning of year           4,345,755      1,783,508       763,157        832,469       966,621
                                        -----------    -----------    ----------    -----------    ----------

Net assets at end of year               $10,539,346    $ 2,492,076    $1,835,714    $ 1,548,314    $4,663,242
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.




--------------------------------------------------------------------------------
FirstLine II                           157

                        Security Life Separate Account L1

                          Year Ended December 31, 1996



                                                                         Alger
                                        ---------------------------------------------------------------------
                                                         American       American                    American
                                             Total         Small         MidCap        American     Leveraged
                                             Alger    Capitalization     Growth         Growth       AllCap
                                        ---------------------------------------------------------------------

Increase (decrease) in net assets

OPERATIONS
Net investment income (loss)            $    11,944    $   (10,789)   $    3,037    $    21,022    $   (1,326)
Net realized gains (losses) on
   investments                               62,058          8,187         9,936         22,907        21,028
Net unrealized gains (losses) on
   investments                              396,915         58,340        89,398        227,107        22,070
                                        -----------    -----------    ----------    -----------    ----------
Increase in net assets from
   operations                               470,917         55,738       102,371        271,036        41,772
                                        -----------    -----------    ----------    -----------    ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                              2,646,310        792,375       410,528      1,189,559       253,848
Cost of insurance and
   administrative charges                  (531,589)      (209,010)      (92,306)      (193,812)      (36,461)
Benefit payments                             (9,457)        (4,658)         --             --          (4,799)
Surrenders                                  (32,300)        (7,839)      (10,926)        (9,795)       (3,740)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                   6,535,350      2,581,122     1,649,714      1,717,965       586,549
Other                                        (1,186)        (3,605)          587          1,213           619
                                        -----------    -----------    ----------    -----------    ----------
Increase from principal
   transactions                           8,607,128      3,148,385     1,957,597      2,705,130       796,016
                                        -----------    -----------    ----------    -----------    ----------

Total increase in net assets              9,078,045      3,204,123     2,059,968      2,976,166       837,788

Net assets at beginning of year           2,278,044      1,127,985       275,087        838,012        36,960
                                        -----------    -----------    ----------    -----------    ----------

Net assets at end of year               $11,356,089    $ 4,332,108    $2,335,055    $ 3,814,178    $  874,748
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.





--------------------------------------------------------------------------------
FirstLine II                           158

                        Security Life Separate Account L1

                          Year Ended December 31, 1996



                                                                           Fidelity
                                         -----------------------------------------------------------------------------------------
                                             Total           Asset                                       Money
                                           Fidelity         Manager        Growth        Overseas        Market        Index 500
                                         -----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $    465,336    $     5,982    $    84,331    $    10,994    $   211,343    $   152,686
Net realized gains (losses) on
   investments                                97,833          7,905          9,661         34,235           --           46,032
Net unrealized gains (losses) on
   investments                             1,736,167         63,068        273,435        238,529           --        1,161,135
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase in net assets from
   operations                              2,299,336         76,955        367,427        283,758        211,343      1,359,853
                                        ------------    -----------    -----------    -----------    -----------    -----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                              38,833,137        202,285      1,158,382        537,007     36,012,540        922,923
Cost of insurance and
   administrative charges                 (1,733,703)       (59,703)      (298,466)      (145,781)      (938,219)      (291,534)
Benefit payments                                (184)          --             --             --             --             (184)
Surrenders                                   (89,374)          (973)        (9,215)        (8,511)       (56,983)       (13,692)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                  (13,409,127)     1,199,005      4,485,230      2,637,971    (28,785,556)     7,054,223
Other                                        (29,113)           277            (47)           (13)       (27,783)        (1,547)
                                        ------------    -----------    -----------    -----------    -----------    -----------
Increase from principal
   transactions                           23,571,636      1,340,891      5,335,884      3,020,673      6,203,999      7,670,189
                                        ------------    -----------    -----------    -----------    -----------    -----------

Total increase in net assets              25,870,972      1,417,846      5,703,311      3,304,431      6,415,342      9,030,042

Net assets at beginning of year            5,528,643        127,491      1,346,108        970,698      1,880,324      1,204,022
                                        ------------    -----------    -----------    -----------    -----------    -----------

Net assets at end of year               $ 31,399,615    $ 1,545,337    $ 7,049,419    $ 4,275,129    $ 8,295,666    $10,234,064
                                        ============    ===========    ===========    ===========    ===========    ===========


See accompanying notes.

--------------------------------------------------------------------------------
FirstLine II                           159

                        Security Life Separate Account L1

                          Year Ended December 31, 1996




                                                                       INVESCO
                                         ----------------------------------------------------------------------
                                              Total         Total       Industrial
                                             INVESCO       Return         Income      High Yield     Utilities
                                         ----------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $   223,901    $    21,883    $   89,544    $   108,319    $    4,155
Net realized gains (losses) on
   investments                              143,358         28,264        30,929         82,830         1,335
Net unrealized gains (losses) on
   investments                              (43,084)        10,956        (7,082)       (53,402)        6,444
                                        -----------    -----------    ----------    -----------    ----------
Increase in net assets from
   operations                               324,175         61,103       113,391        137,747        11,934
                                        -----------    -----------    ----------    -----------    ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                609,861        199,674       243,848        121,818        44,521
Cost of insurance and
   administrative charges                  (158,637)       (45,283)      (55,233)       (48,934)       (9,187)
Benefit payments                               --             --            --             --            --
Surrenders                                   (5,730)        (2,038)       (2,171)        (1,386)         (135)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                   2,217,943        506,505       810,269        750,404       150,765
Other                                         1,108            943          (126)           277            14
                                        -----------    -----------    ----------    -----------    ----------
Increase from principal
   transactions                           2,664,545        659,801       996,587        822,179       185,978
                                        -----------    -----------    ----------    -----------    ----------

Total increase in net assets              2,988,720        720,904     1,109,978        959,926       197,912

Net assets at beginning of year             979,026        153,563       259,639        545,475        20,349
                                        -----------    -----------    ----------    -----------    ----------

Net assets at end of year               $ 3,967,746    $   874,467    $1,369,617    $ 1,505,401    $  218,261
                                        ===========    ===========    ==========    ===========    ==========


See accompanying notes.





--------------------------------------------------------------------------------
FirstLine II                           160

                        Security Life Separate Account L1

                          Year Ended December 31, 1996




                                                       Van Eck
                                       -----------------------------------------

                                            Total       Worldwide    Worldwide
                                           Van Eck      Balanced    Hard Assets
                                       -----------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)            $     (556)   $   (1,135)   $      579
Net realized gains (losses) on
   investments                              12,125         2,984         9,141
Net unrealized gains (losses) on
   investments                              28,035        19,343         8,692
                                        ----------    ----------    ----------
Increase in net assets from
   operations                               39,604        21,192        18,412
                                        ----------    ----------    ----------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                               198,815       135,181        63,634
Cost of insurance and
   administrative charges                  (41,236)      (29,480)      (11,756)
Benefit payments                              --            --            --
Surrenders                                  (1,584)       (1,584)         --
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                    303,783       126,152       177,631
Other                                         (417)         (468)           51
                                        ----------    ----------    ----------
Increase from principal
   transactions                            459,361       229,801       229,560
                                        ----------    ----------    ----------

Total increase in net assets               498,965       250,993       247,972

Net assets at beginning of year             95,066        76,812        18,254
                                        ----------    ----------    ----------

Net assets at end of year               $  594,031    $  327,805    $  266,226
                                        ==========    ==========    ==========



See accompanying notes.


--------------------------------------------------------------------------------
FirstLine II                           161

                        Security Life Separate Account L1

                          Notes to Financial Statements

                                December 31, 1998


NOTE A. ORGANIZATION

Security Life Separate Account L1 (the "Separate Account") was established by resolution of the Board of Directors of Security Life of Denver Insurance Company (the "Company") on November 3, 1993. The Separate Account is organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

The Separate Account supports the operations of the FirstLine and Strategic Advantage Variable Universal Life ("FirstLine and Strategic Advantage") policies offered by the Company. The Separate Account may be used to support other variable life policies as they are offered by the Company. The assets of the Separate Account are the property of the Company. However, the portion of the Separate Account's assets attributable to the policies will not be used to satisfy liabilities arising out of any other operations of the Company.

As of December 31, 1998, the Separate Account offered twenty-three investment divisions available to the policyholders, each of which invests in an independently managed mutual fund portfolio ("Fund"). The Funds are as follows:

PORTFOLIO MANAGERS/PORTFOLIOS (FUNDS)

Neuberger Berman Management Incorporated (NB)
     Neuberger Berman Limited Maturity Bond Portfolio
     Neuberger Berman Growth Portfolio
     Neuberger Berman Partners Portfolio

Fred Alger Management, Inc. (Alger)
     Alger American Small Capitalization Portfolio
     Alger American MidCap Growth Portfolio
     Alger American Growth Portfolio
     Alger American Leveraged AllCap Portfolio

Fidelity Management & Research Company (Fidelity)
     Fidelity Investments VIP II Asset Manager Portfolio
     Fidelity Investments VIP Growth Portfolio
     Fidelity Investments VIP Overseas Portfolio
     Fidelity Investments VIP Money Market Portfolio
     Fidelity Investments VIP II Index 500 Portfolio


--------------------------------------------------------------------------------
FirstLine II                           162

                        Security Life Separate Account L1

NOTE A. ORGANIZATION (CONTINUED)

INVESCO Funds Group, Inc. (INVESCO)
     INVESCO VIF Total Return Portfolio
     INVESCO VIF Industrial Income Portfolio
     INVESCO VIF High Yield Portfolio
     INVESCO VIF Utilities Portfolio
     INVESCO VIF Small Company Growth Portfolio

Van Eck Associates Corporation (Van Eck)
     Van Eck Worldwide Hard Assets Portfolio (formerly known as "Van Eck Gold and Natural Resources Portfolio")
     Van Eck Worldwide Real Estate Portfolio
     Van Eck Worldwide Emerging Markets Portfolio
     Van Eck Worldwide Bond Portfolio

AIM Advisors, Inc. (AIM)
     AIM VI - Capital Appreciation Portfolio
     AIM VI - Government Securities Portfolio

Effective May 1, 1997, the Divisions of the Separate Account investing in the Neuberger Berman Government Income Portfolio and the Van Eck Worldwide Balanced Portfolio stopped accepting new investments. These divisions were discontinued during 1998.

Effective February 19, 1998, six new divisions became available to the policyholders for investment in the following funds:

Van Eck Associates Corporation (Van Eck)
     Van Eck Worldwide Real Estate Portfolio
     Van Eck Worldwide Emerging Markets Portfolio
     Van Eck Worldwide Bond Portfolio

AIM Advisors, Inc. (AIM)
     AIM VI - Capital Appreciation Portfolio
     AIM VI - Government Securities Portfolio

INVESCO Funds Group, Inc. (INVESCO)
     INVESCO VIF Small Company Growth Portfolio


--------------------------------------------------------------------------------
FirstLine II                           163

                        Security Life Separate Account L1

NOTE A. ORGANIZATION (CONTINUED)

The FirstLine and FirstLine policies allow the policyholders to specify the allocation of their net premium to the various Funds. They can also transfer their account values among the Funds. The FirstLine and Strategic Advantage products also provide the policyholders the option to allocate their net premiums, or to transfer their account values, to a Guaranteed Interest Division ("GID") in the Company's general account. The GID guarantees a rate of interest to the policyholder, and it is not variable in nature. Therefore, it is not included in these Separate Account statements.

NOTE B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Separate Account have been prepared on the basis of generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The significant accounting principles followed by the Separate Account and the methods of applying those principles are presented below or in the footnotes which follow:

INVESTMENT VALUATION--The investments in shares of the Funds are valued at the closing net asset value (market value) per share as determined by the Funds on the day of measurement.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME--The investments in shares of the Funds are accounted for on the date the order to buy or sell is confirmed. Dividend income and distributions of capital gains are recorded on the ex-dividend date. Realized gains and losses from sales transactions are reported using the first-in, first-out ("FIFO") method of accounting for cost. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized gain or loss on investment.

VALUATION PERIOD DEDUCTIONS--Charges are made directly against the assets of the Separate Account divisions and are reflected daily in the computation of the unit values of the divisions.




--------------------------------------------------------------------------------
FirstLine II                           164

                        Security Life Separate Account L1

NOTE B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A daily deduction, at an annual rate of .75% of the daily asset value of the Separate Account divisions, is charged to the Separate Account for mortality and expense risks assumed by the Company. Total mortality and expense charges for the years ended December 31, 1998, 1997 and 1996 were $1,740,661; $813,630 and
$241,127, respectively.

POLICYHOLDER RESERVES--Policyholder reserves are recorded in the Separate Account at the aggregate account values of the policyholders invested in the Separate Account divisions. To the extent that benefits to be paid to the policyholders exceed their account values, the Company will contribute additional funds to the benefit proceeds.

















--------------------------------------------------------------------------------
FirstLine II                           165

                        Security Life Separate Account L1

NOTE C. INVESTMENTS

Fund shares are purchased at net asset value with net premiums (premium payments, less sales and tax loads charged by the Company) and divisional transfers from other divisions. Fund shares are redeemed for the payment of benefits, for surrenders, for transfers to other divisions, and for charges by the Company for certain cost of insurance and administrative charges. The cost of insurance and administrative charges for the years ended December 31, 1998, 1997 and 1996 were $14,458,798; $8,284,944 and $2,843,666, respectively.
Dividends made by the Funds are reinvested in the Funds.

The following is a summary of Fund shares owned as of December 31, 1998:


                                            Number              Net               Value
                                              of               Asset            of Shares           Cost of
                   FUND                     Shares             Value            at Market            Shares
----------------------------------------------------------------------------------------------------------------

Neuberger Berman Management Inc.:
   Limited Maturity Bond                   1,127,232.206       $13.82      $  15,578,349      $  15,334,595
   Growth                                    343,330.535       $26.29          9,026,160          8,510,696
   Government Income                             --            $11.14             --                 --
   Partners                                1,186,647.771       $18.93         22,463,242         22,570,797

Fred Alger Management, Inc.:
   American Small Capitalization             352,589.754       $43.97         15,503,371         14,851,950
   American MidCap Growth                    319,369.785       $28.87          9,220,207          7,858,579
   American Growth                           430,357.281       $53.22         22,903,614         18,608,688
   American Leveraged AllCap                 194,880.482       $34.90          6,801,329          5,293,171

Fidelity Management & Research Co.:
   Asset Manager                             563,726.801       $18.16         10,237,279          9,501,494
   Growth                                    733,232.497       $44.87         32,900,142         26,845,882
   Overseas                                1,026,528.069       $20.05         20,581,887         19,913,166
   Money Market                           18,412,252.400        $1.00         18,412,252         18,412,252
   Index 500                                 609,942.422      $141.25         86,154,369         70,067,500

INVESCO Funds Group, Inc.:
   Total Return                              488,861.727       $16.58          8,105,328          7,814,990
   Industrial Income                         583,181.351       $18.61         10,853,005         10,163,306
   High Yield                                696,358.875       $11.32          7,882,782          8,752,765
   Utilities                                 114,789.679       $17.78          2,040,960          1,727,429
   Small Company Growth                       64,989.440       $11.52            748,678            674,581

Van Eck Associates Corporation:
   Worldwide Balanced                             --           $12.03              --                 --
   Worldwide Hard Assets                     116,712.440        $9.20          1,073,755          1,517,809
   Worldwide Bond                             16,759.491       $12.28            205,807            201,853
   Worldwide Emerging Markets                 64,769.133        $7.12            461,156            414,017
   Worldwide Real Estate                       7,995.940        $9.54             76,281             76,310

AIM Advisors, Inc.:
   Capital Appreciation                       47,795.065       $25.20          1,204,436          1,085,211
   Government Securities                     232,175.030       $11.18          2,595,717          2,560,855
                                                                       -----------------  -----------------

Total                                                                       $305,030,106       $272,757,896
                                                                       =================  =================


--------------------------------------------------------------------------------
FirstLine II                           166

                        Security Life Separate Account L1

NOTE C. INVESTMENTS (CONTINUED)

For the year ended December 31, 1998, the cost of purchases (plus reinvested dividends) and sales of investments are as follows:


                                               Beginning                                                   End
FUND                                            of Year           Purchases            Sales             of Year
------------------------------------------------------------------------------------------------------------------

Neuberger Berman Management Inc.:
   Limited Maturity Bond                       $6,490,167        $11,289,258       ($2,444,830)        $15,334,595
   Growth                                       4,895,677          7,029,074        (3,414,055)          8,510,696
   Government Income                              833,365            137,502          (970,867)              --
   Partners                                    11,515,832         13,300,529        (2,245,564)         22,570,797

Fred Alger Management, Inc.:
   American Small Capitalization               10,791,047          8,512,969        (4,452,066)         14,851,950
   American MidCap Growth                       4,680,691          5,007,799        (1,829,911)          7,858,579
   American Growth                              8,426,205         12,330,367        (2,147,884)         18,608,688
   American Leveraged AllCap                    2,939,669          4,357,148        (2,003,646)          5,293,171

Fidelity Management & Research Co.:
   Asset Manager                                5,638,123          5,278,809        (1,415,438)          9,501,494
   Growth                                      16,477,099         23,941,147       (13,572,364)         26,845,882
   Overseas                                    12,237,937         23,905,882       (16,230,653)         19,913,166
   Money Market                                14,300,455         74,696,311       (70,584,514)         18,412,252
   Index 500                                   32,789,297         45,050,855        (7,772,652)         70,067,500

INVESCO Funds Group, Inc.:
   Total Return                                 2,812,500          5,585,718          (583,228)          7,814,990
   Industrial Income                            5,602,678          5,964,437        (1,403,809)         10,163,306
   High Yield                                   4,793,052         10,924,985        (6,965,272)          8,752,765
   Utilities                                    1,129,569            919,214          (321,354)          1,727,429
   Small Company Growth                             --               775,726          (101,145)            674,581

Van Eck Associates Corporation:
   Worldwide Balanced                             364,193             72,504          (436,697)               --
   Worldwide Hard Assets                          959,451          1,175,104          (616,746)          1,517,809
   Worldwide Bond                                   --               222,604           (20,751)            201,853
   Worldwide Emerging Markets                       --               771,909          (357,892)            414,017
   Worldwide Real Estate                            --                95,356           (19,046)             76,310

AIM Advisors, Inc.
   Capital Appreciation                             --             1,174,137           (88,926)          1,085,211
   Government Securities                            --             2,744,143          (183,288)          2,560,855
                                          ---------------       ------------     --------------       ------------

Total                                        $147,677,007       $265,263,487     ($140,182,598)       $272,757,896
                                          ===============       ============     ==============       ============

Aggregate proceeds from sales of investments for the year ended December 31, 1998 were $148,718,872.

--------------------------------------------------------------------------------
FirstLine II                           167

                        Security Life Separate Account L1

NOTE D. OTHER POLICY DEDUCTIONS

The FirstLine and FirstLine products provide for certain deductions for sales and tax loads from premium payments received from the policyholders and for surrender charges and taxes from amounts paid to policyholders. Such deductions are taken before the purchase of divisional units or after the redemption of divisional units of the Separate Account. Such deductions are not included in the Separate Account financial statements.

NOTE E. POLICY LOANS

The FirstLine and FirstLine policies allow the policyholders to borrow against their policies by using them as collateral for a loan. At the time of borrowing against the policies, an amount equal to the loan amount is transferred from the Separate Account divisions to a Loan Division in the Company's General Account to secure the loan. As payments are made on the policy loan, amounts are transferred back from the Loan Division to the Separate Account divisions. Interest is credited to the balance in the Loan Division at a fixed rate. The Loan Division is not variable in nature and is not included in these Separate Account statements.

NOTE F. FEDERAL INCOME TAXES

The Separate Account is not taxed separately because the operations of the Separate Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. The Separate Account is not taxed as a "Regulated Investment Company" under subchapter "M" of the Internal Revenue Code.














--------------------------------------------------------------------------------
FirstLine II                           168

                        Security Life Separate Account L1

NOTE G. SUMMARY OF CHANGES IN UNITS

The following schedule summarizes the changes in divisional units for the year ended December 31, 1998:


                                                                            (Decrease)
                                                                                for
                                         Outstanding        Increase        Withdrawals      Outstanding
                                         At Beginning     for Payments       and Other          At End
               Division                    of Year          Received        Deductions         of Year
-----------------------------------------------------------------------------------------------------------

Neuberger Berman Management Inc.:
   Limited Maturity Bond                 552,985.394      801,233.327     (108,659.600)    1,245,559.121
   Growth                                316,146.084      250,854.619     (119,514.327)      447,486.376
   Government Income                      75,811.559           58.537      (75,870.096)            --
   Partners                              626,285.721      455,096.290      (95,083.993)      986,298.018

Fred Alger Management, Inc.:
   American Small Capitalization         648,733.740      333,770.247     (143,811.569)      838,692.418
   American MidCap Growth                288,809.482      167,037.228      (53,314.238)      402,532.472
   American Growth                       569,990.309      442,313.190      (88,607.433)      923,696.066
   American Leveraged AllCap             148,542.639      102,168.282      (29,068.475)      221,642.446

Fidelity Management & Research Co.:
   Asset Manager                         410,906.106      270,972.780      (81,623.673)      600,255.213
   Growth                                983,842.388      614,542.294     (304,904.344)    1,293,480.338
   Overseas                              950,328.899      861,220.218     (381,889.210)    1,429,659.907
   Money Market                        1,303,059.881    5,059,561.984   (4,836,217.466)    1,526,404.399
   Index 500                           1,863,056.104    1,617,935.444     (265,001.029)    3,215,990.519

INVESCO Funds Group, Inc.:
   Total Return                          184,042.238      307,178.543      (40,663.565)      450,557.216
   Industrial Income                     297,553.033      216,644.366      (40,580.647)      473,616.752
   High Yield                            333,501.857      283,205.205     (129,848.414)      486,858.648
   Utilities                              78,118.685       41,701.114       (9,440.183)      110,379.616
   Small Company Growth                        --          71,535.065       (4,028.624)       67,506.441

Van Eck Associates Corporation:
   Worldwide Balanced                     32,139.282          190.627      (32,329.909)             --
   Worldwide Hard Assets                  77,046.773       68,491.375      (13,024.324)      132,513.824
   Worldwide Bond                              --          18,882.425         (226.108)       18,656.317
   Worldwide Emerging Markets                  --         105,064.405      (37,710.110)       67,354.295
   Worldwide Real Estate                       --           9,848.072       (1,082.840)        8,765.232

AIM Advisors, Inc.:
   Capital Appreciation                        --         108,895.839       (3,437.972)      105,457.867
   Government Securities                       --         261,432.015      (15,281.953)      246,150.062


--------------------------------------------------------------------------------
FirstLine II                           169

                        Security Life Separate Account L1

NOTE G. SUMMARY OF CHANGES IN UNITS (CONTINUED)

The following schedule summarizes the changes in divisional units for the year ended December 31, 1997:


                                                                                (Decrease)
                                                                                    for
                                           Outstanding         Increase         Withdrawals      Outstanding
                                          At Beginning       for Payments        and Other          At End
                Division                     of Year           Received         Deductions         of Year
--------------------------------------------------------------------------------------------------------------

Neuberger Berman Management Inc.:
   Limited Maturity Bond                     218,725.891        334,572.082          (312.579)     552,985.394
   Growth                                    133,567.983        187,433.957        (4,855.856)     316,146.084
   Government Income                         142,773.403         30,012.660       (96,974.504)      75,811.559
   Partners                                  275,892.457        354,159.052        (3,765.788)     626,285.721

Fred Alger Management, Inc.:
   American Small Capitalization             297,073.322        368,659.345       (16,998.927)     648,733.740
   American MidCap Growth                    150,480.473        143,410.236        (5,081.227)     288,809.482
   American Growth                           282,175.287        292,019.948        (4,204.926)     569,990.309
   American Leveraged AllCap                  53,044.470         96,743.489        (1,245.320)     148,542.639

Fidelity Management & Research Co.:
   Asset Manager                             123,908.168        294,115.342        (7,117.404)     410,906.106
   Growth                                    470,285.667        522,440.765        (8,884.044)     983,842.388
   Overseas                                  367,948.109        589,863.772        (7,482.982)     950,328.899
   Money Market                              753,707.969      6,017,484.702    (5,468,132.790)   1,303,059.881
   Index 500                                 640,890.650      1,227,420.261        (5,254.807)   1,863,056.104

INVESCO Funds Group, Inc.:
   Total Return                               64,490.483        121,436.060        (1,884.305)     184,042.238
   Industrial Income                          87,035.356        212,619.908        (2,102.231)     297,553.033
   High Yield                                108,999.107        225,144.290          (641.540)     333,501.857
   Utilities                                  18,008.490         63,007.328        (2,897.133)      78,118.685

Van Eck Associates Corporation:
   Worldwide Balanced                         29,808.787          5,838.562        (3,508.067)      32,139.282
   Worldwide Hard Assets                      21,966.093         55,323.208          (242.528)      77,046.773





--------------------------------------------------------------------------------
FirstLine II                           170

                        Security Life Separate Account L1

NOTE G. SUMMARY OF CHANGES IN UNITS (CONTINUED)

The following schedule summarizes the changes in divisional units for the year ended December 31, 1996:


                                                                               (Decrease)
                                                                                   for
                                           Outstanding        Increase         Withdrawals       Outstanding
                                          at Beginning       or Payments        and Other          at End
               Division                      of Year          Received         Deductions          of Year
--------------------------------------------------------------------------------------------------------------

Neuberger Berman Management Inc.:
   Limited Maturity Bond                     162,009.578        57,300.933          (584.620)      218,725.891
   Growth                                     60,162.107        74,132.806          (726.930)      133,567.983
   Government Income                          77,187.706        65,930.987          (345.290)      142,773.403
   Partners                                   73,535.288       203,456.199        (1,099.030)      275,892.457

Fred Alger Management, Inc.:
   American Small Capitalization              80,027.266       218,770.486        (1,724.430)      297,073.322
   American MidCap Growth                     19,692.860       131,814.883        (1,027.270)      150,480.473
   American Growth                            69,805.233       214,057.614        (1,687.560)      282,175.287
   American Leveraged AllCap                   2,494.731        51,210.999          (661.260)       53,044.470

Fidelity Management & Research Co.:
   Asset Manager                              11,627.088       112,576.840          (295.760)      123,908.168
   Growth                                    102,248.988       369,855.299        (1,818.620)      470,285.667
   Overseas                                   93,906.733       275,584.696        (1,543.320)      367,948.109
   Money Market                              178,653.159     3,174,656.740    (2,599,601.930)      753,707.969
   Index 500                                  91,903.027       551,031.963        (2,044.340)      640,890.650

INVESCO Funds Group, Inc.:
   Total Return                               12,602.664        52,659.359          (771.540)       64,490.483
   Industrial Income                          20,026.102        67,339.104          (329.850)       87,035.356
   High Yield                                 45,708.358        63,646.889          (356.140)      108,999.107
   Utilities                                   1,879.859        16,197.511           (68.880)       18,008.490

Van Eck Associates Corporation:
   Worldwide Balanced                          7,739.274        22,412.363          (342.850)       29,808.787
   Worldwide Hard Assets                       1,765.913        20,257.020           (56.840)       21,966.093





--------------------------------------------------------------------------------
FirstLine II                           171

                        Security Life Separate Account L1

NOTE H. NET ASSETS

Net assets at December 31, 1998 consisted of the following:


                                                                               Accumulated          Net
                                                              Accumulated      Net Realized      Unrealized
                                                              Investment          Gains            Gains
                                             Principal          Income         (Losses) On       (Losses) On
               Division                     Transactions        (Loss)         Investments       Investments       Net Assets
------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Management Inc.:
   Limited Maturity Bond                   $  14,798,256     $    554,555    $    (18,215)     $     243,753     $  15,578,349
   Growth                                      7,028,181        1,750,191        (267,675)           515,463         9,026,160
   Government Income                           (197,709)          219,245         (21,536)                 -                 -
   Partners                                   19,164,868        2,232,497        1,173,430         (107,553)        22,463,242

Fred Alger Management, Inc.:
   American Small Capitalization              12,782,408        1,740,285          329,258           651,420        15,503,371
   American MidCap Growth                      6,729,922          570,025          558,634         1,361,626         9,220,207
   American Growth                            15,328,177        2,102,491        1,178,019         4,294,927        22,903,614
   American Leveraged AllCap                   4,597,430          102,339          593,403         1,508,157         6,801,329

Fidelity Management & Research Co.:
   Asset Manager                               8,511,070          928,642           61,784           735,783        10,237,279
   Growth                                     21,880,758        2,745,144        2,220,029         6,054,211        32,900,142
   Overseas                                   17,959,130        1,286,196          667,842           668,719        20,581,887
   Money Market                               16,762,206        1,650,046                -                 -        18,412,252
   Index 500                                  63,645,284        1,521,424        4,900,792        16,086,869        86,154,369

INVESCO Funds Group, Inc.:
   Total Return                                7,241,724          359,909          213,358           290,337         8,105,328
   Industrial Income                           8,730,383          941,544          491,379           689,699        10,853,005
   High Yield                                  7,183,287        1,366,993          202,483         (869,981)         7,882,782
   Utilities                                   1,554,382           45,485          127,560           313,533         2,040,960
   Small Company Growth                          682,064            (586)          (6,898)            74,098           748,678

Van Eck Associates Corporation:
   Worldwide Balanced                           (94,857)           49,411           45,446                 -                 -
   Worldwide Hard Assets                       1,509,491          144,822        (136,502)         (444,056)         1,073,755
   Worldwide Bond                                201,935            (212)              130             3,954           205,807
   Worldwide Emerging Markets                    517,189          (1,736)        (101,436)            47,139           461,156
   Worldwide Real Estate                          78,370            (225)          (1,836)              (28)            76,281

AIM Advisors, Inc.:
   Capital Appreciation                        1,064,475           24,052          (3,314)           119,223         1,204,436
   Government Securities                       2,493,145           59,796            7,914            34,862         2,595,717
                                            ------------      -----------      -----------       -----------      ------------
Total                                       $240,151,569      $20,392,333      $12,214,049       $32,272,155      $305,030,106
                                            ============      ===========      ===========       ===========      ============


--------------------------------------------------------------------------------
FirstLine II                           172

                        Security Life Separate Account L1

NOTE I. YEAR 2000 (UNAUDITED)

The Company has initiated a program to prepare the Company's computer systems and applications for the year 2000. This program includes all systems utilized by the Company as well as the systems of other companies that interface with the Company. The Company has completed an assessment and is in the process of modifying portions of its software so that its computer systems will function properly with respect to dates in the year 2000 and thereafter. Accordingly, the Company does not expect the amounts required for this project to have a material effect on its financial position.

The project is estimated to be completed no later than June 1999, which is prior to any anticipated impact on its operating systems. The Company believes that with modifications to existing software, and conversions to new software, the Year 2000 will not pose significant operational problems for its computer software systems. However, if such modifications and conversions are not made, or are not completed in a timely manner, it could have a material impact on the operations of the Company.

The Company has initiated formal communications and interface testing plans with all of its suppliers and customers to determine the extent to which its interface systems are vulnerable to those third parties' failure to have their systems Year 2000 compatible and will act accordingly to prevent operational disruptions.













--------------------------------------------------------------------------------

FirstLine II                           173

                                   APPENDIX A





                                 FACTORS FOR THE
                          CASH VALUE ACCUMULATION TEST
                           FOR A LIFE INSURANCE POLICY




Attained
   Age              Male           Female          Unisex
   ---              ----           ------          ------

    0              11.727          14.234          12.149
    1              11.785          14.209          12.194
    2              11.458          13.815          11.857
    3              11.128          13.417          11.515
    4              10.803          13.023          11.178
    5              10.481          12.635          10.845
    6              10.161          12.253          10.514
    7               9.844          11.875          10.187
    8               9.530          11.505           9.863
    9               9.221          11.141           9.545
   10               8.918          10.784           9.233
   11               8.623          10.436           8.928
   12               8.338          10.098           8.634
   13               8.066           9.771           8.353
   14               7.808           9.455           8.085
   15               7.564           9.150           7.831
   16               7.335           8.857           7.592
   17               7.118           8.575           7.364
   18               6.911           8.302           7.148
   19               6.713           8.038           6.939
   20               6.521           7.782           6.737
   21               6.334           7.534           6.540
   22               6.150           7.293           6.347
   23               5.969           7.059           6.158
   24               5.791           6.831           5.971
   25               5.615           6.611           5.788
   26               5.441           6.396           5.608
   27               5.271           6.188           5.431
   28               5.104           5.986           5.258
   29               4.940           5.791           5.089
   30               4.781           5.601           4.925
   31               4.626           5.418           4.765
   32               4.476           5.241           4.610
   33               4.330           5.069           4.459
   34               4.188           4.902           4.314
   35               4.052           4.742           4.173


--------------------------------------------------------------------------------

FirstLine II                           174

                                 FACTORS FOR THE
                          CASH VALUE ACCUMULATION TEST
                           FOR A LIFE INSURANCE POLICY



Attained
   Age              Male           Female          Unisex
   ---              ----           ------          ------

   36               3.920           4.586           4.037
   37               3.793           4.437           3.906
   38               3.670           4.293           3.780
   39               3.553           4.154           3.658
   40               3.439           4.021           3.541
   41               3.330           3.894           3.429
   42               3.226           3.771           3.322
   43               3.125           3.654           3.218
   44               3.028           3.541           3.119
   45               2.936           3.432           3.023
   46               2.846           3.328           2.931
   47               2.761           3.227           2.843
   48               2.678           3.129           2.758
   49               2.599           3.035           2.676
   50               2.522           2.945           2.597
   51               2.449           2.858           2.522
   52               2.378           2.774           2.449
   53               2.311           2.693           2.379
   54               2.246           2.615           2.312
   55               2.184           2.540           2.248
   56               2.125           2.468           2.187
   57               2.068           2.398           2.128
   58               2.014           2.330           2.071
   59               1.962           2.265           2.017
   60               1.912           2.201           1.965
   61               1.864           2.139           1.915
   62               1.818           2.079           1.867
   63               1.774           2.022           1.821
   64               1.732           1.967           1.777
   65               1.692           1.914           1.735
   66               1.654           1.863           1.695
   67               1.617           1.815           1.657
   68               1.583           1.769           1.620
   69               1.550           1.724           1.585


--------------------------------------------------------------------------------

FirstLine II                           175

                                 FACTORS FOR THE
                          CASH VALUE ACCUMULATION TEST
                           FOR A LIFE INSURANCE POLICY



Attained
   Age              Male           Female          Unisex
   ---              ----           ------          ------

   70               1.518           1.681           1.552
   71               1.488           1.639           1.520
   72               1.459           1.599           1.489
   73               1.432           1.560           1.460
   74               1.406           1.524           1.433
   75               1.382           1.490           1.407
   76               1.359           1.457           1.383
   77               1.338           1.427           1.360
   78               1.318           1.398           1.338
   79               1.299           1.371           1.318
   80               1.281           1.345           1.298
   81               1.264           1.321           1.280
   82               1.248           1.298           1.262
   83               1.233           1.277           1.245
   84               1.218           1.257           1.230
   85               1.205           1.238           1.215
   86               1.193           1.221           1.202
   87               1.181           1.205           1.189
   88               1.171           1.190           1.177
   89               1.160           1.176           1.166
   90               1.151           1.163           1.155
   91               1.141           1.150           1.144
   92               1.131           1.137           1.133
   93               1.120           1.125           1.122
   94               1.109           1.112           1.110
   95               1.097           1.098           1.097
   96               1.083           1.084           1.084
   97               1.069           1.069           1.069
   98               1.054           1.054           1.054
   99               1.040           1.040           1.040
   100              1.000           1.000           1.000



--------------------------------------------------------------------------------

FirstLine II                           176

                                   APPENDIX B


                                 FACTORS FOR THE
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST
                           FOR A LIFE INSURANCE POLICY


   Attained                      Attained                     Attained                     Attained
      Age          Factor          Age          Factor          Age           Factor         Age           Factor

       0            2.50            25           2.50            50           1.85            75            1.05
       1            2.50            26           2.50            51           1.78            76            1.05
       2            2.50            27           2.50            52           1.71            77            1.05
       3            2.50            28           2.50            53           1.64            78            1.05
       4            2.50            29           2.50            54           1.57            79            1.05

       5            2.50            30           2.50            55           1.50            80            1.05
       6            2.50            31           2.50            56           1.46            81            1.05
       7            2.50            32           2.50            57           1.42            82            1.05
       8            2.50            33           2.50            58           1.38            83            1.05
       9            2.50            34           2.50            59           1.34            84            1.05

      10            2.50            35           2.50            60           1.30            85            1.05
      11            2.50            36           2.50            61           1.28            86            1.05
      12            2.50            37           2.50            62           1.26            87            1.05
      13            2.50            38           2.50            63           1.24            88            1.05
      14            2.50            39           2.50            64           1.22            89            1.05

      15            2.50            40           2.50            65           1.20            90            1.05
      16            2.50            41           2.43            66           1.19            91            1.04
      17            2.50            42           2.36            67           1.18            92            1.03
      18            2.50            43           2.29            68           1.17            93            1.02
      19            2.50            44           2.22            69           1.16            94            1.01

      20            2.50            45           2.15            70           1.15            95            1.00
      21            2.50            46           2.09            71           1.13            96            1.00
      22            2.50            47           2.03            72           1.11            97            1.00
      23            2.50            48           1.97            73           1.09            98            1.00
      24            2.50            49           1.91            74           1.07            99            1.00

                                                                                             100            1.00


THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO THE ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.

--------------------------------------------------------------------------------

FirstLine II                           177

                                   APPENDIX C

PERFORMANCE INFORMATION

POLICY PERFORMANCE

The following hypothetical illustrations demonstrate how the actual investment experience of each division of the variable account affects the cash surrender value, account value and death benefit of a policy. These hypothetical illustrations are based on the actual historical return of each portfolio as if a policy had been issued on the date indicated. Each portfolio's annual total return is based on the total return calculated for each fiscal year. These annual total return figures reflect the net portfolio's management fees after any voluntary waiver and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions, which if reflected, would result in lower total return figures than those shown.

The illustrations are based on the payment of a $3,750 annual premium, paid at the beginning of each year, for a hypothetical policy with a $200,000 face amount, the cash value accumulation test, death benefit option 1, issued to a preferred, nonsmoker male, age 45. In each case, it is assumed that all premiums are allocated to the division illustrated for the period shown. The benefits are calculated for a specific date. The amount and timing of premium payments and the use of other policy features, such as policy loans, would affect individual policy benefits.

The amounts shown for the cash surrender values, account values and death benefits take into account the charges against premiums, current cost of insurance and monthly deductions, the daily charge against the variable account for mortality and expense risks, and each portfolio's charges and expenses. SEE CHARGES, DEDUCTIONS AND REFUNDS, PAGE 46. This prospectus also contains illustrations based on assumed rates of return. SEE ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS, PAGE 61.






--------------------------------------------------------------------------------

FirstLine II                           178

                           HYPOTHETICAL ILLUSTRATIONS

Nonsmoker Male Age 45                               Cash Value Accumulation Test
Preferred Risk Class                                Death Benefit Option 1
Stated Death Benefit $200,000                       Annual Premium $3,750

--------------------------------------------------------------------------------



AIM V.I. CAPITAL APPRECIATION FUND
  Year          Annual Total       Cash Surrender       Account         Death
 Ended:           Return*               Value            Value         Benefit
12/31/94             2.50%               1,429            2,917        200,000
12/31/95            35.69%               6,165            7,840        200,000
12/31/96            17.58%              10,582           12,445        200,000
12/31/97            13.51%              15,225           17,275        200,000
12/31/98            19.30%              21,654           23,854        200,000

AIM V.I. GOVERNMENT SECURITIES FUND
  Year          Annual Total       Cash Surrender       Account         Death
 Ended:           Return*              Value             Value         Benefit
12/31/94            (3.73)%              1,234            2,721        200,000
12/31/95            15.56%               4,724            6,399        200,000
12/31/96             2.29%               7,450            9,312        200,000
12/31/97             8.16%              11,021           13,071        200,000
12/31/98             7.66%              14,783           16,983        200,000

ALGER AMERICAN GROWTH PORTFOLIO
  Year          Annual Total       Cash Surrender       Account         Death
 Ended:           Return*              Value             Value         Benefit
12/31/90             4.14%               1,481            2,968        200,000
12/31/91            40.39%               6,521            8,196        200,000
12/31/92            12.38%              10,414           12,277        200,000
12/31/93            22.47%              16,411           18,461        200,000
12/31/94             1.45%              19,228           21,428        200,000
12/31/95            36.37%              30,699           32,899        200,000
12/31/96            13.35%              37,964           40,164        200,000
12/31/97            25.75%              51,715           53,640        200,000
12/31/98            48.07%              81,417           83,067        200,000

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
  Year          Annual Total       Cash Surrender       Account         Death
 Ended:           Return*              Value             Value         Benefit
12/31/96            12.04%               1,730            3,217        200,000
12/31/97            19.68%               5,555            7,230        200,000
12/31/98            57.83%              14,021           15,883        200,000

The assumptions underlying these values are described in Performance Information, page 178.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

--------------------------------------------------------------------------------

FirstLine II                           179

Nonsmoker Male Age 45                               Cash Value Accumulation Test
Preferred Risk Class                                Death Benefit Option 1
Stated Death Benefit $200,000                       Annual Premium $3,750

--------------------------------------------------------------------------------



ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  Year          Annual Total       Cash Surrender       Account         Death
 Ended:           Return*              Value             Value         Benefit
12/31/94            (1.54)%              1,303            2,790        200,000
12/31/95            44.45%               6,512            8,187        200,000
12/31/96            11.90%              10,350           12,213        200,000
12/31/97            15.01%              15,192           17,242        200,000
12/31/98            30.30%              23,846           26,046        200,000

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  Year          Annual Total       Cash Surrender       Account         Death
 Ended:           Return*              Value             Value         Benefit
12/31/89            64.48%               3,393            4,881        200,000
12/31/90             8.71%               6,661            8,336        200,000
12/31/91            57.54%              15,724           17,586        200,000
12/31/92             3.55%              18,981           21,031        200,000
12/31/93            13.28%              24,668           26,868        200,000
12/31/94            (4.38)%             25,930           28,130        200,000
12/31/95            44.31%              42,201           44,401        200,000
12/31/96             4.18%              46,832           48,757        200,000
12/31/97            11.39%              55,280           56,930        200,000
12/31/98            15.53%              67,032           68,407        200,000

FIDELITY VIP GROWTH PORTFOLIO
  Year          Annual Total       Cash Surrender       Account         Death
 Ended:           Return*              Value             Value         Benefit
12/31/89            31.51%               2,345            3,833        200,000
12/31/90           (11.73)%              4,112            5,787        200,000
12/31/91            45.51%              10,658           12,520        200,000
12/31/92             9.32%              14,657           16,707        200,000
12/31/93            19.37%              20,993           23,193        200,000
12/31/94            (0.02)%             23,570           25,770        200,000
12/31/95            35.36%              36,233           38,433        200,000
12/31/96            14.71%              44,983           46,908        200,000
12/31/97            23.48%              59,239           60,889        200,000
12/31/98            39.49%              86,853           88,228        200,000

The assumptions underlying these values are described in Performance Information, page 178.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

--------------------------------------------------------------------------------

FirstLine II                           180

Nonsmoker Male Age 45                               Cash Value Accumulation Test
Preferred Risk Class                                Death Benefit Option 1
Stated Death Benefit $200,000                       Annual Premium $3,750

--------------------------------------------------------------------------------


FIDELITY VIP MONEY MARKET PORTFOLIO
  Year          Annual Total       Cash Surrender       Account         Death
 Ended            Return *             Value             Value         Benefit
12/31/89             9.12%               1,638            3,125        200,000
12/31/90             8.04%               4,720            6,395        200,000
12/31/91             6.09%               7,804            9,667        200,000
12/31/92             3.90%              10,860           12,910        200,000
12/31/93             3.23%              13,904           16,104        200,000
12/31/94             4.25%              17,325           19,525        200,000
12/31/95             5.87%              21,174           23,374        200,000
12/31/96             5.41%              25,316           27,241        200,000
12/31/97             5.51%              29,603           31,253        200,000
12/31/98             5.46%              33,996           35,371        200,000

FIDELITY VIP OVERSEAS PORTFOLIO
  Year          Annual Total       Cash Surrender       Account         Death
 Ended:           Return*              Value             Value         Benefit
12/31/89            26.28%               2,180            3,667        200,000
12/31/90            (1.67)%              4,645            6,320        200,000
12/31/91             8.00%               7,905            9,767        200,000
12/31/92           (10.72)%              9,088           11,138        200,000
12/31/93            37.35%              16,927           19,127        200,000
12/31/94             1.72%              19,905           22,105        200,000
12/31/95             9.74%              24,866           27,066        200,000
12/31/96            13.15%              31,515           33,440        200,000
12/31/97            11.56%              38,323           39,973        200,000
12/31/98            12.81%              46,317           47,692        200,000

FIDELITY VIP II ASSET MANAGER PORTFOLIO
  Year          Annual Total       Cash Surrender       Account         Death
 Ended            Return *             Value             Value         Benefit
12/31/90             6.72%               1,562            3,050        200,000
12/31/91            22.56%               5,533            7,208        200,000
12/31/92            11.71%               9,240           11,103        200,000
12/31/93            21.23%              14,804           16,854        200,000
12/31/94            (6.09)%             16,107           18,307        200,000
12/31/95            16.96%              22,320           24,520        200,000
12/31/96            14.60%              28,842           31,042        200,000
12/31/97            20.65%              38,546           40,471        200,000
12/31/98            15.05%              47,659           49,309        200,000
The assumptions underlying these values are described in Performance Information, page 178.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

--------------------------------------------------------------------------------

FirstLine II                           181

Nonsmoker Male Age 45                              Cash Value Accumulation Test
Preferred Risk Class                               Death Benefit Option 1
Stated Death Benefit $200,000                      Annual Premium $3,750

--------------------------------------------------------------------------------



FIDELITY VIP II INDEX 500 PORTFOLIO
  Year          Annual Total       Cash Surrender       Account         Death
 Ended            Return *             Value             Value         Benefit
12/31/93             9.74%               1,657            3,145        200,000
12/31/94             1.04%               4,303            5,978        200,000
12/31/95            37.19%              10,181           12,043        200,000
12/31/96            22.82%              16,180           18,230        200,000
12/31/97            32.82%              25,663           27,863        200,000
12/31/98            28.31%              36,955           39,155        200,000

INVESCO VIF-EQUITY INCOME FUND (formerly VIF-Industrial Income Portfolio)
  Year          Annual Total       Cash Surrender       Account         Death
 Ended:           Return*              Value             Value         Benefit
12/31/95            29.25%               2,274            3,761        200,000
12/31/96            22.28%               6,382            8,057        200,000
12/31/97            28.17%              12,014           13,877        200,000
12/31/98            15.30%              17,147           19,197        200,000

INVESCO VIF-HIGH YIELD FUND
  Year          Annual Total       Cash Surrender       Account         Death
 Ended:           Return*              Value             Value         Benefit
12/31/95            19.76%               1,973            3,461        200,000
12/31/96            16.59%               5,642            7,317        200,000
12/31/97            17.33%               9,945           11,807        200,000
12/31/98             1.42%              12,706           14,756        200,000

INVESCO VIF-SMALL COMPANY GROWTH FUND
  Year          Annual Total       Cash Surrender       Account         Death
 Ended:           Return*              Value             Value         Benefit
12/31/98            16.38%               1,867            3,354        200,000

INVESCO VIF-TOTAL RETURN FUND
  Year          Annual Total       Cash Surrender       Account         Death
 Ended            Return *             Value             Value         Benefit
12/31/95            22.79%               2,069            3,557        200,000
12/31/96            12.18%               5,459            7,134        200,000
12/31/97            22.91%              10,301           12,163        200,000
12/31/98             9.56%              14,305           16,355        200,000
The assumptions underlying these values are described in Performance Information, page 178.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

--------------------------------------------------------------------------------

FirstLine II                           182

Nonsmoker Male Age 45                               Cash Value Accumulation Test
Preferred Risk Class                                Death Benefit Option 1
Stated Death Benefit $200,000                       Annual Premium $3,750

--------------------------------------------------------------------------------


INVESCO VIF-UTILITIES FUND
  Year          Annual Total       Cash Surrender       Account         Death
 Ended:           Return*              Value             Value         Benefit
12/31/95             9.08%               1,636            3,124        200,000
12/31/96            12.76%               5,013            6,688        200,000
12/31/97            23.41%               9,803           11,665        200,000
12/31/98            25.48%              16,110           18,160        200,000

NEUBERGER BERMAN GROWTH PORTFOLIO
  Year          Annual Total       Cash Surrender       Account         Death
 Ended:           Return*              Value             Value         Benefit
12/31/89            29.47%               2,281            3,768        200,000
12/31/90            (8.19)%              4,297            5,972        200,000
12/31/91            29.73%               9,496           11,359        200,000
12/31/92             9.54%              13,425           15,475        200,000
12/31/93             6.79%              17,199           19,399        200,000
12/31/94            (4.99)%             18,679           20,879        200,000
12/31/95            31.73%              28,770           30,970        200,000
12/31/96             9.14%              34,562           36,487        200,000
12/31/97            29.01%              48,579           50,229        200,000
12/31/98            15.53%              59,306           60,681        200,000

NEUBERGER BERMAN LIMITED MATURITY BOND PORTFOLIO
  Year          Annual Total       Cash Surrender       Account         Death
 Ended:           Return*              Value             Value         Benefit
12/31/89            10.77%               1,690            3,177        200,000
12/31/90             8.32%               4,793            6,468        200,000
12/31/91            11.34%               8,382           10,245        200,000
12/31/92             5.18%              11,629           13,679        200,000
12/31/93             6.63%              15,262           17,462        200,000
12/31/94            (0.15)%             17,835           20,035        200,000
12/31/95            10.94%              22,879           25,079        200,000
12/31/96             4.31%              26,800           28,725        200,000
12/31/97             6.74%              31,553           33,203        200,000
12/31/98             4.39%              35,663           37,038        200,000

NEUBERGER BERMAN PARTNERS PORTFOLIO
  Year          Annual Total       Cash Surrender       Account         Death
 Ended:           Return*              Value             Value         Benefit
12/31/95            36.47%               2,502            3,990        200,000
12/31/96            29.57%               7,178            8,853        200,000
12/31/97            31.25%              13,398           15,260        200,000
12/31/98             4.21%              16,703           18,753        200,000

The assumptions underlying these values are described in Performance Information, page 178.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

--------------------------------------------------------------------------------

FirstLine II                           183

Nonsmoker Male Age 45                               Cash Value Accumulation Test
Preferred Risk Class                                Death Benefit Option 1
Stated Death Benefit $200,000                       Annual Premium $3,750

--------------------------------------------------------------------------------

VAN ECK WORLDWIDE BOND FUND
  Year          Annual Total       Cash Surrender       Account         Death
 Ended:           Return*              Value             Value         Benefit
12/31/90            11.25%               1,705            3,192        200,000
12/31/91            18.39%               5,444            7,119        200,000
12/31/92            (5.25)%              7,416            9,279        200,000
12/31/93             7.79%              10,940           12,990        200,000
12/31/94            (1.32)%             13,257           15,457        200,000
12/31/95            17.30%              19,062           21,262        200,000
12/31/96             2.53%              22,199           24,399        200,000
12/31/97             2.38%              25,566           27,491        200,000
12/31/98            12.75%              32,064           33,714        200,000

VAN ECK WORLDWIDE EMERGING MARKETS FUND
  Year          Annual Total       Cash Surrender       Account         Death
 Ended:           Return*              Value             Value         Benefit
12/31/96            26.82%               2,197            3,684        200,000
12/31/97           (11.61)%              3,989            5,664        200,000
12/31/98           (34.15)%              3,533            5,396        200,000

VAN ECK WORLDWIDE HARD ASSETS FUND
  Year          Annual Total       Cash Surrender       Account         Death
 Ended:           Return*              Value             Value         Benefit
12/31/91            (2.93)%              1,259            2,746        200,000
12/31/92            (4.09)%              3,603            5,278        200,000
12/31/93            64.83%              11,541           13,404        200,000
12/31/94            (4.78)%             13,298           15,348        200,000
12/31/95            10.99%              17,836           20,036        200,000
12/31/96            18.04%              24,583           26,783        200,000
12/31/97            (1.67)%             26,593           28,793        200,000
12/31/98           (30.93)%             19,509           21,434        200,000

VAN ECK WORLDWIDE REAL ESTATE FUND
  Year          Annual Total       Cash Surrender       Account         Death
 Ended:           Return*              Value             Value         Benefit
12/31/98           (11.35)%                995            2,483        200,000

 The assumptions underlying these values are described in Performance Information, page 178.

*These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

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FirstLine II                           184

                                     PART II


                           UNDERTAKING TO FILE REPORTS

Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on May 1, 1997 (File No. 33-74190).


                      UNDERTAKING REGARDING INDEMNIFICATION

Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S- 6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on May 1, 1997 (File No. 33-74190).


          UNDERTAKING REQUIRED BY SECTION 26(E)(2)(A) OF THE INVESTMENT
                         COMPANY ACT OF 1940, AS AMENDED

Security Life of Denver Insurance Company represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

         The facing sheet.

         Cross-Reference table.

         The prospectuses.
                  FirstLine
                  FirstLine II

         The undertaking to file reports.

         The undertaking regarding indemnification.

         The undertaking required by Section 26(e)2(A) of the Investment Company
           Act of 1940, as amended.

         The signatures.

         Written consents of the following persons:
                  Lawrence D. Taylor (See Exhibit 6B).
                  Ernst & Young, L.L.P. (See Exhibit 7A).
                  Sutherland Asbill & Brennan LLP (See Exhibit 7B).

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FirstLine                            II - 1

     The following exhibits:

1.A  (1)   Resolution of the Executive Committee of the Board of Directors of
           Security Life of Denver Insurance Company ("Security Life of Denver") authorizing the establishment of the Registrant./6/

     (2)   Not Applicable.

     (3)   (a)  Security Life of Denver Distribution Agreement./6/
           (b) Specimen Broker/Dealer Supervisory and Selling Agreement for Variable Contracts with Compensation Schedule. /5/
              (i) Broker/Dealer Supervisory and Selling Agreement for Variable Contracts with Paine Webber Incorporated./1/
           (c)  Commission Schedule for Policies. /5/

     (4)   Not Applicable.

     (5)   (a)  Specimen Variable Universal Life Insurance Policy (Form No. 1195
                (VUL)-5/97). /1/
              (i) Specimen Variable Universal Life Policy issued in Massachusetts (Form No. 1195 (VUL)-MA-5/97)./1/
              (ii) Specimen Variable Universal Life Policy issued in Maryland. (Form No. 1195 (VUL)- MA-5/97)./1/
              (iii) Specimen Variable Universal Life Policy issued in Texas.
                    (Form No. 1195 (VUL)-MA- 5/97)./1/
              (iv) Specimen Variable Universal Life Insurance Policy (Form No. 2500 (VUL)-7/97)./2/
              (v) Specimen Variable Universal Life Insurance Policy (Form No. 2502 (VUL)-6/98).
           (b)  Adjustable Term Insurance Rider (Form No. R2000-3/96)./1/
           (c)  Right to Exchange Rider (Form No. R-1504).
           (d)  Waiver of Cost of Insurance Rider (Form No. R-1505).
           (e) Waiver of Specified Premium Total Disability Rider (Form No. R-1506).
           (f)  Aviation Exclusion Rider (Form No. S-9622).
           (g)  Additional Insured Rider (Form No. R-2002).

     (6) (a) Security Life of Denver's Restated Articles of Incorporation./6/ (b-g) Amendments to Articles of Incorporation through
                 June 12, 1987./6/
           (h) Security Life of Denver's By-Laws./6/
              (i) Bylaws of Security Life of Denver Insurance Company (Restated with Amendments through September 30, 1997). /4/

     (7)   Not Applicable.

     (8)   (a)  Addendum to Sales Agreement./6/
              (i) Participation Agreement by and among AIM Variable Insurance Funds, Inc., Life Insurance Company, on Behalf of Itself and its Separate Accounts and Name of Underwriter of Variable Contracts and Policies. /5/
              (ii) Sales Agreement by and among The Alger American Fund, Fred Alger Management, Inc., and Security Life of Denver Insurance Company./6/
              (iii) Sales Agreement by and among Neuberger & Berman Advisers
                    Management Trust, Neuberger & Berman Management Incorporated, and Security Life of Denver Insurance Company./6/
              (iv) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./6/
              (v) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./6/
              (vi) Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO

--------------------------------------------------------------------------------

FirstLine                            II - 2

                    Funds Group, Inc., and Security Life of Denver Insurance Company./6/
              (vii) Participation Agreement between Van Eck Investment Trust and the Trust's investment adviser, Van Eck Associates Corporation, and Security Life of Denver Insurance Company./6/
           (b) (i) First Amendment to Fund Participation Agreement between Security Life of Denver, Van Eck Investment Trust and Van Eck Associates Corporation. /5/
              (ii) Second Amendment to Fund Participation Agreement between Security Life of Denver, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation. /5/
              (iii) Assignment and Modification Agreement between Neuberger &
                    Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and Security Life of Denver Insurance Company. /5/
              (iv) First Amendment to Participation Agreement by and among The Alger American Fund, Fred Alger Management, Inc., Security Life of Denver Insurance Company./6/
              (v) First Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./6/
              (vi) Second Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation
                    and Security Life of Denver Insurance Company./6/
              (vii) First Amendment to Participation Agreement among Variable
                    Insurance Products Fund II, Fidelity Distributors
                    Corporation and Security Life of Denver Insurance
                    Company./6/
              (viii)Second Amendment to Participation Agreement among Variable
                    Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./6/
              (ix) First Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc./6/
              (x) Third Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
              (xi) Third Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
           (c)(i) Service Agreement between Fred Alger Management, Inc. and Security Life of Denver Insurance Company./6/
              (ii)  Expense Allocation Agreement between A I M Advisors, Inc.,
                    AIM Distributors, Inc. and Security Life of Denver.
              (iii) Service Agreement between INVESCO Funds Group, Inc. and
                    Security Life of Denver Insurance Company.
              (iv) Service Agreement between Neuberger & Berman Management Incorporated and Security Life of Denver Insurance Company.
              (v) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Security Life of Denver Insurance Company.
              (vi) Side Letter between Van Eck Worldwide Insurance Trust and Security Life of Denver.
           (d) Administrative Services Agreement between Security Life of Denver and Financial Administrative Services Corporation./6/
           (e) Amendment to Administrative Services Agreement between Security Life of Denver and Financial Administrative Services Corporation./6/

     (9)   Not Applicable.

     (10)  (a)  Specimen Variable Life Insurance Application (Form No.
                Q-2006-9/97)./2/
              (i)   Variable Life Application Insert.
              (ii)  Binding Limited Life Insurance Coverage Form.
              (iii) Automatic Telephone Privileges Sticker.

--------------------------------------------------------------------------------

FirstLine                            II - 3

           (b) Specimen Variable Life Insurance Application (Form No. Q-1155-98)./3/

2.       Included as Exhibit 1.A(5) above.

3.A Opinion and Consent of Eugene L. Copeland as to securities being registered./6/
  B Opinion and Consent of Gary W. Waggoner as to securities being registered./6/

4.       Not Applicable.

5.       Not Applicable.

6.A      Opinion and Consent of Shirley A. Knarr. /4/
  B      Opinion and Consent of Lawrence D. Taylor.

7.A      Consent of Ernst & Young L.L.P.
  B      Consent of Sutherland Asbill & Brennan LLP.

8.       Not Applicable.

11.      Issuance, Transfer and Redemption Procedures Memorandum.
---------------

/1/ Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on April 30, 1997 (File No. 33-88148).

/2/      To be used on or before May 1, 1998.

/3/ To be used on or before May 1, 1998, where Exhibit 1.A(10)(a)(i) has not been approved.

/4/ Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on October 29, 1997 (File No. 33-74190).

/5/ Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on March 2, 1998 (File No. 33-74190).

/6/ Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on April 27, 1998 (File No. 33-74190).












--------------------------------------------------------------------------------

FirstLine                            II - 4

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Security Life of Denver Insurance Company and the Registrant, Security Life Separate Account L1, certify that they meet all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under Securities Act of 1933 and have duly caused this Post- Effective Amendment No. 10 to the Registration Statement to be signed on their behalf by the undersigned, hereunto duly authorized, and their seal to be hereunto fixed and attested, all in the City and County of Denver and the State of Colorado on the 23rd day of April, 1999.


                    SECURITY LIFE OF DENVER INSURANCE COMPANY
                    (Depositor)


                                  BY: /s/ Stephen M. Christopher
                                     ---------------------------
                                        Stephen M. Christopher
                                        President
(Seal)

ATTEST:


  /s/ Gary W. Waggoner
----------------------
Gary W. Waggoner




                                  SECURITY LIFE SEPARATE ACCOUNT L1
                                  (Registrant)

                                  BY: SECURITY LIFE OF DENVER INSURANCE COMPANY (Depositor)


                                  BY:  /s/ Stephen M. Christopher
                                       --------------------------
                                       Stephen M. Christopher
                                       President

(Seal)

ATTEST:


 /s/ Gary W. Waggoner
---------------------
 Gary W. Waggoner





--------------------------------------------------------------------------------

FirstLine                            II - 5

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities with Security Life of Denver Insurance Company and on the date indicated.


PRINCIPAL EXECUTIVE OFFICERS:


/s/  Stephen M. Christopher
---------------------------
Stephen M. Christopher
President, Chief Executive Officer and Director


/s/  Jim Livingston
---------------------------
Jim Livingston
Chief Operations Officer


PRINCIPAL ACCOUNTING OFFICER:


 /s/  Shari A. Enger
---------------------------
Shari A. Enger
Vice President - Controller


DIRECTORS:


---------------------------
Thomas F. Conroy


  /s/ Linda B. Emory
---------------------------
Linda B. Emory


  /s/ Michael W. Cunningham
---------------------------
Michael W. Cunningham


--------------------------------------------------------------------------------

FirstLine                            II - 6

                                  EXHIBIT INDEX

Exhibit No.   Description of Exhibit
-----------   ----------------------


1.A(5)(a)(v)      Specimen Variable Universal Life Insurance Policy (Form No.
                  2502 (VUL)-6/98).
1.A(5)(c)         Right to Exchange Rider (Form No. R-1504).
1.A(5)(d)         Waiver of Cost of Insurance Rider (Form No. R-1505).
1.A(5)(e)         Waiver of Specified Premium Total Disability Rider (Form No.
                  R-1506).
1.A(5)(f)         Aviation Exclusion Rider (Form No. S-9622).
1.A(5)(g)         Additional Insured Rider (Form No. R-2002).

1.A(8)(b)(x)      Third Amendment to Participation Agreement among Variable
                  Insurance Products Fund, Fidelity Distributors Corporation and
                  Security Life of Denver Insurance Company.
1.A(8)(b)(xi)     Third Amendment to Participation Agreement among Variable
                  Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.

1.A(8)(c)(ii)     Expense Allocation Agreement between A I M Advisors, Inc., A I
                  M Distributors, Inc. and Security Life of Denver.
1.A(8)(c)(iii)    Service Agreement between INVESCO Funds Group, Inc. and
                  Security Life of Denver Insurance Company.
1.A(8)(c)(iv)     Service Agreement between Neuberger & Berman Management
                  Incorporated and Security Life of Denver Insurance Company.
1.A(8)(c)(v)      Service Agreement between Fidelity Investments Institutional
                  Operations Company, Inc. and Security Life of Denver Insurance
                  Company.
1.A(8)(c)(vi)     Side Letter between Van Eck Worldwide Insurance Trust and
                  Security Life of Denver.

1.A(10)(a)(i)     Variable Life Application Insert.
1.A(10)(a)(ii)    Binding Limited Life Insurance Coverage Form.
1.A(10)(a)(iii)   Automatic Telephone Privileges Sticker.

6.B      Opinion and Consent of Lawrence D. Taylor.

7.A      Consent of Ernst & Young L.L.P.
  B      Consent of Sutherland Asbill & Brennan LLP.

11.      Issuance, Transfer and Redemption Procedures Memorandum.


--------------------------------------------------------------------------------

FirstLine                            II - 7